                                                           [APPLICATION INSIDE]

[AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--

AIM BALANCED FUND
AIM GLOBAL UTILITIES FUND
AIM HIGH YIELD FUND
AIM INCOME FUND
AIM INTERMEDIATE GOVERNMENT FUND
AIM MONEY MARKET FUND
AIM MUNICIPAL BOND FUND
AIM SELECT GROWTH FUND
AIM VALUE FUND
(SERIES PORTFOLIOS OF AIM FUNDS GROUP)
P
PROSPECTUS
MAY 1, 1998

This Prospectus contains information about the nine mutual funds listed above (the "Funds") which are separate series portfolios of AIM Funds Group (the "Trust"), a Delaware business trust. The investment objectives of the Funds are listed on the inside cover page.

This Prospectus sets forth basic information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated May 1, 1998, has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at P.O. Box 4739, Houston, Texas 77210-4739. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Trust. Additional information about the Funds may also be obtained on the Web at http://www.aimfunds.com.

AIM HIGH YIELD FUND MAY INVEST UP TO 100% OF ITS NET ASSETS IN NON-INVESTMENT GRADE DEBT SECURITIES, COMMONLY REFERRED TO AS "JUNK BONDS." JUNK BONDS ARE CONSIDERED TO BE SPECULATIVE, AND ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. SEE "INVESTMENT PROGRAMS -- AIM HIGH YIELD FUND," "CERTAIN INVESTMENT STRATEGIES AND POLICIES -- RISK FACTORS REGARDING NON-INVESTMENT GRADE DEBT SECURITIES" AND "APPENDIX C -- DESCRIPTIONS OF RATING CATEGORIES."

THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUNDS' SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THERE CAN BE NO ASSURANCE THAT AIM MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

  The investment objectives of the Funds are as follows:

  AIM BALANCED FUND: To achieve as high a total return as possible, consistent with preservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds.

  AIM GLOBAL UTILITIES FUND: To achieve a high level of current income, and as a secondary objective to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies.

  AIM HIGH YIELD FUND: To achieve a high level of current income by investing primarily in publicly traded debt securities of less than investment grade.

  AIM INCOME FUND: To achieve a high level of current income consistent with reasonable concern for safety of principal by investing primarily in fixed rate corporate debt and U.S. Government obligations.

  AIM INTERMEDIATE GOVERNMENT FUND: To achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government.

  AIM MONEY MARKET FUND: To provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  AIM MUNICIPAL BOND FUND: To achieve a high level of current income exempt from federal income taxes consistent with the preservation of principal by investing in a diversified portfolio of municipal bonds.

  AIM SELECT GROWTH FUND: To achieve long-term growth of capital by investing primarily in the common stocks of established medium-to-large size companies with prospects for above-average, long-term earnings growth.

  AIM VALUE FUND: To achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

                                    SUMMARY
--------------------------------------------------------------------------------

  THE FUNDS. AIM Funds Group (the "Trust") is a Delaware business trust organized as an open-end, series, management investment company. Currently the Trust offers nine separate series portfolios, each of which pursues unique investment objectives. This Prospectus relates to all of such portfolios (the "Funds"), which are listed on the cover.

  THE ADVISOR. A I M Advisors, Inc. ("AIM") serves as each Fund's investment advisor pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement").

  AIM, together with its subsidiaries, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives. Under the terms of the Advisory Agreement, AIM supervises all aspects of each Fund's operations and provides investment advisory services to each Fund. As compensation for these services AIM receives a fee based on each Fund's average daily net assets. Under a Master Administrative Services Agreement, AIM may be reimbursed by each Fund for its costs of performing, or arranging for the performance of, certain accounting, shareholder servicing and other administrative services for the Funds.

  MULTIPLE DISTRIBUTION SYSTEM. Investors may select Class A, Class B or Class C shares of each Fund and, in the case of AIM MONEY MARKET FUND, AIM Cash Reserve Shares, all of which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions."

          Class A Shares -- Shares are offered at net asset value plus any applicable initial sales charge.

          Class B Shares -- Shares are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the same Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

          Class C Shares -- Shares are offered at net asset value, without an initial sales charge, and are subject to a contingent deferred sales charge of 1% on certain redemptions made within one year from the date such shares were purchased.

          AIM Cash Reserve Shares (AIM MONEY MARKET FUND only) -- Shares are offered at net asset value, without an initial sales charge and without contingent deferred sales charges.

  SUITABILITY FOR INVESTORS. The multiple class structure permits an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, whether dividends will be paid in cash or reinvested in additional shares of a Fund and other circumstances. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares of AIM MONEY MARKET FUND are exchanged for shares of other funds advised by AIM that are sold with an initial sales charge. Investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion or on Class C shares would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B or Class C shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, A I M Distributors, Inc. will reject any order for purchase of more than $250,000 for Class B shares.

  PURCHASING SHARES. Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Funds' shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, Texas 77210-4739. See "How to Purchase Shares" and "Special Plans."

  EXCHANGE PRIVILEGE. The Funds are among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A, Class B and Class C shares of the Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND, may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

  REDEEMING SHARES. Holders of Class A shares may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares, where purchases of $1 million or more were made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Holders of Class B shares may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."

  Holders of Class C shares may redeem all or a portion of their shares at net asset value on any business day, less a 1% contingent deferred sales charge for redemptions made within one year from the date such shares were purchased. See "How to Redeem Shares -- Multiple Distribution System."

  Holders of AIM Cash Reserve Shares of AIM MONEY MARKET FUND may redeem all or a portion of their shares at net asset value on any business day, without charge.

  DISTRIBUTIONS. AIM GLOBAL UTILITIES FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM MONEY MARKET FUND and AIM MUNICIPAL BOND FUND declare dividends from net investment income on a daily basis and pay such dividends on a monthly basis. AIM BALANCED FUND declares and pays dividends from net investment income on a quarterly basis. AIM SELECT GROWTH FUND and AIM VALUE FUND declare and pay dividends from net investment income, if any, on an annual basis. All of the Funds make distributions of realized capital gains, if any, on an annual basis, although AIM MONEY MARKET FUND may distribute net realized short-term capital gains more frequently. Dividends and distributions paid with respect to Class A shares of a Fund may be paid by check, reinvested in additional Class A shares of the Fund or reinvested in shares of another fund in The AIM Family of Funds, subject to certain conditions. Dividends and distributions paid with respect to Class B shares of a Fund may be paid by check or reinvested in additional Class B shares of other funds in The AIM Family of Funds at net asset value. Dividends and distributions paid with respect to Class C shares of a Fund may be paid by check or reinvested in additional Class C shares of another fund in The AIM Family of Funds at net asset value. Dividends and distributions paid with respect to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be paid by check, reinvested in additional AIM Cash Reserve Shares of the Fund, or reinvested in shares of another fund in The AIM Family of Funds, subject to certain conditions. See "Dividends, Distributions and Tax Matters" and "Special Plans."

  RISK FACTORS. Subject to certain restrictions designed to reduce any associated risks, AIM MONEY MARKET FUND may invest in securities such as money market instruments which are not rated (but are determined by AIM to be of comparable quality to securities which have received the highest ratings), certain repurchase agreements, and U.S. dollar-denominated obligations issued by foreign banks. Accordingly, an investment in AIM MONEY MARKET FUND may entail somewhat different risks from an investment in an investment company which does not engage in such investment practices. See "Investment Programs." All Funds other than AIM INTERMEDIATE GOVERNMENT FUND and AIM MUNICIPAL BOND FUND may invest in foreign securities. See "Risk Factors Regarding Foreign Securities."

  AIM HIGH YIELD FUND, and to a lesser extent AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM INCOME FUND and AIM MUNICIPAL BOND FUND, seek to meet their respective investment objectives by investing in non-investment grade debt securities, commonly known as "junk bonds." Investments in junk bonds, while generally providing greater income and opportunity for gain, may be subject to greater risks than higher rated securities. Such risks may include: greater market fluctuations and risk of loss of income and principal, limited liquidity and secondary market support, greater sensitivity to economic and business downturns, and certain other risks. See "Certain Investment Strategies and Policies -- Risk Factors Regarding Non-Investment Grade Debt Securities." Investors should carefully consider the relative risks and rewards of investing in each of the above-named Funds prior to investing, and should not consider an investment in any of those Funds to represent a complete investment program.

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and Invest With Discipline and AIM Bank Connection are service mark of A I M Management Group Inc.

                                   THE FUNDS
--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The following table is designed to help an investor in the Funds understand the various costs that an investor will bear, both directly and indirectly. The fees and expenses set forth in the table for Class A and Class B shares of the Funds and the AIM Cash Reserve Shares of AIM MONEY MARKET FUND are based on the expenses for the 1997 fiscal year. The fees and expenses set forth in the table for Class C shares are based on the estimated expenses for the current fiscal year. The rules of the SEC require that the maximum sales charge be reflected in the table even though certain investors may qualify for reduced sales charges. See "How to Purchase Shares."

                                                            AIM
                                    AIM                   GLOBAL                    AIM                     AIM
                                 BALANCED                UTILITIES              HIGH YIELD                INCOME
                                   FUND                    FUND                    FUND                    FUND
                           ---------------------   ---------------------   ---------------------   ---------------------
                           CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                             A       B       C       A       B       C       A       B       C       A       B       C
                           -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
Shareholder Transaction
  Expenses
  Maximum sales load
    imposed on purchase
    of shares (as a % of
    offering price)......  4.75%   None    None    5.50%   None    None    4.75%   None    None    4.75%   None    None
  Maximum sales load on
    reinvested
    dividends............  None    None    None    None    None    None    None    None    None    None    None    None
  Deferred sales load (as
    a % of
    original purchase
    price or
    redemption proceeds,
    whichever is
    lower)...............  None*   5.00%   1.00%   None*   5.00%   1.00%   None*   5.00%   1.00%   None*   5.00%   1.00%
  Redemption fee.........  None    None    None    None    None    None    None    None    None    None    None    None
  Exchange fee...........  None    None    None    None    None    None    None    None    None    None    None    None
Annual Fund Operating
  Expenses
  (as a % of average net
  assets)
  Management fees........  0.54%   0.54%   0.54%   0.58%   0.58%   0.58%   0.48%   0.48%   0.48%   0.45%   0.45%   0.45%
  Rule 12b-1 distribution
    plan payments........  0.25%   1.00%   1.00%   0.25%   1.00%   1.00%   0.25%   1.00%   1.00%   0.25%   1.00%   1.00%
  Interest expense.......    --      --      --      --      --      --      --      --      --      --      --      --
  All other expenses.....  0.19%   0.25%   0.25%   0.30%   0.33%   0.33%   0.17%   0.17%   0.17%   0.24%   0.24%   0.24%
                           ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
        Total fund
          operating
          expenses.......  0.98%   1.79%   1.79%   1.13%   1.91%   1.91%   0.90%   1.65%   1.65%   0.94%   1.69%   1.69%
                           ====    ====    ====    ====    ====    ====    ====    ====    ====    ====    ====    ====

                                    AIM
                               INTERMEDIATE
                                GOVERNMENT
                                   FUND
                           ---------------------
                           CLASS   CLASS   CLASS
                             A       B       C
                           -----   -----   -----
Shareholder Transaction
  Expenses
  Maximum sales load
    imposed on purchase
    of shares (as a % of
    offering price)......  4.75%   None    None
  Maximum sales load on
    reinvested
    dividends............  None    None    None
  Deferred sales load (as
    a % of
    original purchase
    price or
    redemption proceeds,
    whichever is
    lower)...............  None*   5.00%   1.00%
  Redemption fee.........  None    None    None
  Exchange fee...........  None    None    None
Annual Fund Operating
  Expenses
  (as a % of average net
  assets)
  Management fees........  0.48%   0.48%   0.48%
  Rule 12b-1 distribution
    plan payments........  0.25%   1.00%   1.00%
  Interest expense.......  0.11%   0.11%   0.11%
  All other expenses.....  0.27%   0.28%   0.28%
                           ----    ----    ----
        Total fund
          operating
          expenses.......  1.11%   1.87%   1.87%
                           ====    ====    ====

                                                      AIM
                                                     MONEY                                                 AIM
                                                  MARKET FUND                      AIM                   SELECT            AIM
                                        -------------------------------         MUNICIPAL                GROWTH           VALUE
                                                                  AIM           BOND FUND                 FUND            FUND
                                                                 CASH     ---------------------   ---------------------   -----
                                        CLASS   CLASS   CLASS   RESERVE   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                                          A       B       C     SHARES      A       B       C       A       B       C       A
                                        -----   -----   -----   -------   -----   -----   -----   -----   -----   -----   -----
Shareholder Transaction Expenses
  Maximum sales load imposed on
    purchase of shares (as a % of
    offering price)...................  5.50%   None    None     None     4.75%   None    None    5.50%   None    None    5.50%
  Maximum sales load on reinvested
    dividends.........................  None    None    None     None     None    None    None    None    None    None    None
  Deferred sales load (as a % of
    original purchase price or
    redemption proceeds, whichever is
    lower)............................  None*   5.00%   1.00%    None     None*   5.00%   1.00%   None*   5.00%   1.00%   None*
  Redemption fee......................  None    None    None     None     None    None    None    None    None    None    None
  Exchange fee........................  None    None    None     None     None    None    None    None    None    None    None
Annual Fund Operating Expenses (as a %
  of average net assets)
  Management fees (after fee
    waivers)..........................  0.55%   0.55%   0.55%    0.55%    0.46%   0.46%   0.46%   0.67%   0.67%   0.67%   0.61%(1)
  Rule 12b-1 distribution plan
    payments..........................  0.25%   1.00%   1.00%    0.25%    0.25%   1.00%   1.00%   0.25%   1.00%   1.00%   0.25%
  All other expenses..................  0.25%   0.25%   0.25%    0.25%    0.19%   0.20%   0.20%   0.21%   0.32%   0.32%   0.18%
                                        ----    ----    ----     ----     ----    ----    ----    ----    ----    ----    ----
        Total fund operating
          expenses....................  1.05%   1.80%   1.80%    1.05%    0.90%   1.66%   1.66%   1.13%   1.99%   1.99%   1.04%
                                        ====    ====    ====     ====     ====    ====    ====    ====    ====    ====    ====




                                             AIM
                                          VALUE
                                            FUND
                                        -------------
                                        CLASS   CLASS
                                          B       C
                                        -----   -----
Shareholder Transaction Expenses
  Maximum sales load imposed on
    purchase of shares (as a % of
    offering price)...................  None     None
  Maximum sales load on reinvested
    dividends.........................  None     None
  Deferred sales load (as a % of
    original purchase price or
    redemption proceeds, whichever is
    lower)............................  5.00%    1.00%
  Redemption fee......................  None     None
  Exchange fee........................  None     None
Annual Fund Operating Expenses (as a %
  of average net assets)
  Management fees (after fee
    waivers)..........................  0.61%(1) 0.61%(1)
  Rule 12b-1 distribution plan
    payments..........................  1.00%    1.00%
  All other expenses..................  0.24%    0.24%
                                        ----     ----
        Total fund operating
          expenses....................  1.85%    1.85%
                                        ====     ====

------------------------

 (1) After fee waivers. If management fees were not being waived, they would be 0.63% on all classes of AIM VALUE FUND.

* Purchases of $1 million or more are not subject to an initial sales charge. However, a contingent deferred sales charge of 1% applies to certain redemptions made within 18 months from the date such shares were purchased. See the Investor's Guide, under the caption "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

--------------------------------------------------------------------------------

  EXAMPLES. You would pay the following expenses on a $1,000 investment in Class A shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                     AIM       AIM                 AIM         AIM        AIM       AIM
                                         AIM       GLOBAL     HIGH     AIM     INTERMEDIATE   MONEY    MUNICIPAL   SELECT    AIM
                                       BALANCED   UTILITIES   YIELD   INCOME    GOVERNMENT    MARKET     BOND      GROWTH   VALUE
                                         FUND       FUND      FUND     FUND        FUND        FUND      FUND       FUND    FUND
                                       --------   ---------   ----    ------   ------------   ------   ---------   ------   -----
1 year...............................    $ 57       $ 66      $ 56     $ 57        $ 58        $ 65      $ 56       $ 66    $ 65
3 years..............................      77         89        75       76          87          87        75         89      86
5 years..............................      99        114        95       97         106         110        95        114     109
10 years.............................     162        185       153      157         176         176       153        185     175

  The above examples assume payment of a sales charge at the time of purchase; actual expenses may vary for purchases of $1 million or more, which are made at net asset value and are subject to a contingent deferred sales charge for 18 months from the date such shares were purchased.

  You would pay the following expenses on a $1,000 investment in Class B shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                     AIM       AIM                 AIM         AIM        AIM       AIM
                                         AIM       GLOBAL     HIGH     AIM     INTERMEDIATE   MONEY    MUNICIPAL   SELECT    AIM
                                       BALANCED   UTILITIES   YIELD   INCOME    GOVERNMENT    MARKET     BOND      GROWTH   VALUE
                                         FUND       FUND      FUND     FUND        FUND        FUND      FUND       FUND    FUND
                                       --------   ---------   ----    ------   ------------   ------   ---------   ------   -----
1 year...............................    $ 68       $ 69      $ 67     $ 67        $ 69        $ 68      $ 67       $ 70    $ 69
3 years..............................      86         90        82       83          89          87        82         92      88
5 years..............................     117        123       110      112         121         117       110        127     120
10 years*............................     189        203       175      180         199         192       176        209     196

  You would pay the following expenses on the same $1,000 investment in Class B shares, assuming no redemption at the end of each time period:

                                                     AIM       AIM                 AIM         AIM        AIM       AIM
                                         AIM       GLOBAL     HIGH     AIM     INTERMEDIATE   MONEY    MUNICIPAL   SELECT    AIM
                                       BALANCED   UTILITIES   YIELD   INCOME    GOVERNMENT    MARKET     BOND      GROWTH   VALUE
                                         FUND       FUND      FUND     FUND        FUND        FUND      FUND       FUND    FUND
                                       --------   ---------   ----    ------   ------------   ------   ---------   ------   -----
1 year...............................    $ 18       $ 19      $ 17     $ 17        $ 19        $ 18      $ 17       $ 20    $ 19
3 years..............................      56         60        52       53          59          57        52         62      58
5 years..............................      97        103        90       92         101          97        90        107     100
10 years*............................     189        203       175      180         199         192       176        209     196

---------------
* Reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made; therefore years nine and ten reflect Class A expenses.

  You would pay the following expenses on a $1,000 investment in Class C shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                     AIM       AIM                 AIM         AIM        AIM       AIM
                                         AIM       GLOBAL     HIGH     AIM     INTERMEDIATE   MONEY    MUNICIPAL   SELECT    AIM
                                       BALANCED   UTILITIES   YIELD   INCOME    GOVERNMENT    MARKET     BOND      GROWTH   VALUE
                                         FUND       FUND      FUND     FUND        FUND        FUND      FUND       FUND    FUND
                                       --------   ---------   ----    ------   ------------   ------   ---------   ------   -----
1 year...............................    $ 28       $ 29      $ 27     $ 27        $ 29        $ 28      $ 27       $ 30    $ 29
3 years..............................      56         60        52       53          59          57        52         62      58

  You would pay the following expenses on the same $1,000 investment in Class C shares, assuming no redemption at the end of each time period:

                                                     AIM       AIM                 AIM         AIM        AIM       AIM
                                         AIM       GLOBAL     HIGH     AIM     INTERMEDIATE   MONEY    MUNICIPAL   SELECT    AIM
                                       BALANCED   UTILITIES   YIELD   INCOME    GOVERNMENT    MARKET     BOND      GROWTH   VALUE
                                         FUND       FUND      FUND     FUND        FUND        FUND      FUND       FUND    FUND
                                       --------   ---------   ----    ------   ------------   ------   ---------   ------   -----
1 year...............................    $ 18       $ 19      $ 17     $ 17        $ 19        $ 18      $ 17       $ 20    $ 19
3 years..............................      56         60        52       53          59          57        52         62      58

  You would pay the following expenses on a $1,000 investment in AIM Cash Reserve Shares of AIM MONEY MARKET FUND, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                               AIM MONEY
                                                              MARKET FUND
                                                              -----------
1 year......................................................      $ 11
3 years.....................................................        33
5 years.....................................................        58
10 years....................................................       128

  As a result of 12b-1 distribution plan payments, a long-term shareholder of the Funds may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. Given the maximum front-end and contingent deferred sales charges and the 12b-1 distribution plan payments applicable to Class A shares, Class B shares and Class C shares of the Funds, it is estimated that it would require a substantial number of years to exceed the maximum permissible front-end sales charges.

  The above examples should not be considered to be representative of the Funds' actual or future expenses, which may be greater or less than those shown. In addition, while the examples assume a 5% annual return, each Fund's actual performance will vary and may result in an actual return that is greater or less than 5%. The examples assume reinvestment of all dividends and distributions and that the percentage amounts for total fund operating expenses remain the same for each year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS+

  The following per share data, ratios and supplemental data for the Class A shares of AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND for (i) all periods presented for AIM BALANCED FUND and (ii) the years ended December 31, 1997, 1996, 1995, 1994 and 1993 for the Funds other than AIM BALANCED FUND have been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified reports on the Funds' financial statements and related notes appear in the Statement of Additional Information. The per share data, ratios and supplemental data for the Class A shares of AIM GLOBAL UTILITIES FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND for each of the periods presented other than those described above have been derived from financial statements audited by Price Waterhouse LLP, independent accountants, whose reports thereon were also unqualified. This information should be read in conjunction with the Funds' financial statements included in the Statement of Additional Information.

   (PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                      AIM BALANCED FUND -- CLASS A SHARES

                                                          YEAR ENDED                      SEPTEMBER 1,
                                                         DECEMBER 31,                       1993 TO
                                        ----------------------------------------------    DECEMBER 31,
                                          1997            1996       1995       1994          1993
                                        --------        --------    -------    -------    ------------
Net asset value, beginning of
 period...............................  $  21.84        $  19.22    $ 14.62    $ 16.10      $  15.97
Income from investment operations:
 Net investment income................      0.60            0.66       0.49       0.44          0.10
 Net gains or losses on securities
 (both realized and unrealized).......      4.66            2.99       4.57      (1.31)         0.18
                                        --------        --------    -------    -------      --------
 Total from investment operations.....      5.26            3.65       5.06      (0.87)         0.28
                                        --------        --------    -------    -------      --------
Less distributions:
 Dividends from net investment
   income.............................     (0.55)          (0.55)     (0.46)     (0.39)        (0.15)
 Distributions from net realized
   capital gains......................     (0.77)          (0.48)        --      (0.22)           --
                                        --------        --------    -------    -------      --------
 Total distributions..................     (1.32)          (1.03)     (0.46)     (0.61)        (0.15)
                                        --------        --------    -------    -------      --------
Net asset value, end of period........  $  25.78        $  21.84    $ 19.22    $ 14.62      $  16.10
                                        ========        ========    =======    =======      ========
Total return(a).......................     24.41%          19.25%     34.97%     (5.44)%        1.76%
                                        ========        ========    =======    =======      ========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted)...........................  $683,633        $334,189    $92,241    $37,572      $ 23,520
                                        ========        ========    =======    =======      ========
 Ratio of expenses to average net
   assets.............................      0.98%(b)(c)     1.15%      1.43%(d)    1.25%(e)        2.17%(f)
                                        ========        ========    =======    =======      ========
 Ratio of net investment income to
 average net assets...................      2.48%(b)        2.97%      2.81%(d)    3.07%(e)        1.81%(f)
                                        ========        ========    =======    =======      ========
 Portfolio turnover rate..............        66%             72%        77%        76%          233%
                                        ========        ========    =======    =======      ========
 Average broker commission rate
   paid(g)............................  $ 0.0570        $ 0.0558      N/A        N/A         N/A
                                        ========        ========    =======    =======      ========
Borrowings for the period:
 Amount of debt outstanding at end of
   period.............................        --              --         --         --            --
 Average amount of debt outstanding
   during the period(h)...............        --              --         --         --            --
 Average number of shares outstanding
   during the period (000s
   omitted)(h)........................    21,792           9,778      3,173      2,061         1,305
 Average amount of debt per share
   during the period..................        --              --         --         --            --


                                                       YEAR ENDED AUGUST 31,
                                        ---------------------------------------------------
                                         1993       1992       1991       1990       1989
                                        -------   --------   --------   --------   --------
Net asset value, beginning of
 period...............................  $ 12.77   $  12.04   $   9.73   $  10.67   $   9.08
Income from investment operations:
 Net investment income................     0.32       0.29       0.28       0.32       0.39
 Net gains or losses on securities
 (both realized and unrealized).......     3.18       0.74       2.33      (0.91)      1.63
                                        -------   --------   --------   --------   --------
 Total from investment operations.....     3.50       1.03       2.61      (0.59)      2.02
                                        -------   --------   --------   --------   --------
Less distributions:
 Dividends from net investment
   income.............................    (0.30)     (0.30)     (0.30)     (0.35)     (0.43)
 Distributions from net realized
   capital gains......................       --         --         --         --         --
                                        -------   --------   --------   --------   --------
 Total distributions..................    (0.30)     (0.30)     (0.30)     (0.35)     (0.43)
                                        -------   --------   --------   --------   --------
Net asset value, end of period........  $ 15.97   $  12.77   $  12.04   $   9.73   $  10.67
                                        =======   ========   ========   ========   ========
Total return(a).......................    27.75%      8.66%     27.41%     (5.67)%    22.96%
                                        =======   ========   ========   ========   ========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted)...........................  $19,497   $ 11,796   $ 11,750   $ 10,965   $ 14,405
                                        =======   ========   ========   ========   ========
 Ratio of expenses to average net
   assets.............................     2.07%      2.12%      2.39%      2.15%      1.94%
                                        =======   ========   ========   ========   ========
 Ratio of net investment income to
 average net assets...................     2.23%      2.32%      2.74%      3.18%      3.99%
                                        =======   ========   ========   ========   ========
 Portfolio turnover rate..............      154%       166%       208%       307%       149%
                                        =======   ========   ========   ========   ========
 Average broker commission rate
   paid(g)............................    N/A       N/A        N/A        N/A        N/A
                                        =======   ========   ========   ========   ========
Borrowings for the period:
 Amount of debt outstanding at end of
   period.............................       --         --         --         --   $260,000
 Average amount of debt outstanding
   during the period(h)...............       --         --         --   $138,181   $ 83,195
 Average number of shares outstanding
   during the period (000s
   omitted)(h)........................    1,046        939      1,051      1,238      1,589
 Average amount of debt per share
   during the period..................       --         --         --   $  0.110   $  0.052

---------------

(a) Total returns do not deduct sales charges and are not annualized for periods of less than one year.

(b) Ratios are based on average daily net assets of $530,358,031.

(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.

(d) After waiver of advisory fees. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.46% and 2.78%, respectively.

(e) After waiver of advisory fees. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.68% and 2.64%, respectively.

(f) Annualized.

(g) The average commission rate paid is the total brokerage commission paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold, which is required to be disclosed for fiscal year beginning September 1, 1995 and thereafter.

(h) Averages computed on a daily basis.

 + Each of the Funds is a separate series of shares of AIM Funds Group, a Delaware business trust established May 5, 1993 (the "Trust"). The shareholders of the applicable Funds separately approved a plan of reorganization pursuant to which, effective October 15, 1993, each of the predecessor funds to AIM GLOBAL UTILITIES FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND, organized as separate series portfolios of AIM Funds Group, a Massachusetts business trust ("AFG(MA)"), and to AIM BALANCED FUND, organized as AIM Convertible Securities, Inc., a Maryland corporation, was reorganized as a separate series portfolio of the Trust. AIM Convertible Securities, Inc. had investment objectives and policies that differed from those of AIM BALANCED FUND. Certain information reported in these statements pertains to such Funds as separate series portfolios of AFG(MA) and as a corporation, as applicable, rather than separate series of the Trust.

                  AIM GLOBAL UTILITIES FUND -- CLASS A SHARES

                                                     YEAR ENDED DECEMBER 31,
                               --------------------------------------------------------------------
                                 1997            1996       1995       1994       1993     1992(a)
                               --------        --------   --------   --------   --------   --------
Net asset value, beginning of
 period......................  $  16.01        $  14.59   $  11.85   $  14.09   $  13.31   $  13.75
Income from investment
 operations:
 Net investment income.......      0.47            0.55       0.55       0.59       0.60       0.67
 Net gains or losses on
   securities (both realized
   and unrealized)...........      3.26            1.43       2.71      (2.20)      1.02       0.36
                               --------        --------   --------   --------   --------   --------
 Total from investment
   operations................      3.73            1.98       3.26      (1.61)      1.62       1.03
                               --------        --------   --------   --------   --------   --------
Less distributions:
 Dividends from net
   investment income.........     (0.47)          (0.56)     (0.52)     (0.60)     (0.61)     (0.68)
 Distributions from net
   realized capital gains....     (0.01)             --         --         --      (0.23)     (0.79)
 Returns of capital..........        --              --         --      (0.03)        --         --
                               --------        --------   --------   --------   --------   --------
 Total distributions.........     (0.48)          (0.56)     (0.52)     (0.63)     (0.84)     (1.47)
                               --------        --------   --------   --------   --------   --------
Net asset value, end of
 period......................  $  19.26        $  16.01   $  14.59   $  11.85   $  14.09   $  13.31
                               ========        ========   ========   ========   ========   ========
Total return(b)..............     23.70%          13.88%     28.07%    (11.57)%    12.32%      7.92%
                               ========        ========   ========   ========   ========   ========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted)............  $179,456        $164,001   $170,624   $150,515   $200,016   $111,771
                               ========        ========   ========   ========   ========   ========
 Ratio of expenses to average
   net assets................      1.13%(c)(d)     1.17%      1.21%      1.18%      1.16%      1.17%
                               ========        ========   ========   ========   ========   ========
 Ratio of net investment
   income to average net
   assets....................      2.79%(c)        3.62%      4.20%      4.67%      4.21%      4.96%
                               ========        ========   ========   ========   ========   ========
 Portfolio turnover rate.....        26%             48%        88%       101%        76%       148%
                               ========        ========   ========   ========   ========   ========
 Average broker commission
   rate paid(h)..............  $ 0.0465        $ 0.0460        N/A        N/A        N/A        N/A
                               ========        ========   ========   ========   ========   ========

                                                                    JANUARY 18, 1988*
                                   YEAR ENDED DECEMBER 31,                 TO
                               --------------------------------       DECEMBER 31,
                                 1991       1990         1989             1988
                               --------   --------     --------     -----------------
Net asset value, beginning of
 period......................  $  12.45   $  13.73     $  10.99          $ 10.00
Income from investment
 operations:
 Net investment income.......      0.70       0.66         0.77             0.82
 Net gains or losses on
   securities (both realized
   and unrealized)...........      2.12      (1.10)        3.06             0.83
                               --------   --------     --------          -------
 Total from investment
   operations................      2.82      (0.44)        3.83             1.65
                               --------   --------     --------          -------
Less distributions:
 Dividends from net
   investment income.........     (0.66)     (0.70)       (0.69)           (0.66)
 Distributions from net
   realized capital gains....     (0.86)     (0.14)       (0.40)              --
 Returns of capital..........        --         --           --               --
                               --------   --------     --------          -------
 Total distributions.........     (1.52)     (0.84)       (1.09)           (0.66)
                               --------   --------     --------          -------
Net asset value, end of
 period......................  $  13.75   $  12.45     $  13.73          $ 10.99
                               ========   ========     ========          =======
Total return(b)..............     23.65%     (2.98)%      36.11%           17.03%
                               ========   ========     ========          =======
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted)............  $ 91,939   $ 69,541     $ 58,307          $20,104
                               ========   ========     ========          =======
 Ratio of expenses to average
   net assets................      1.23%      1.21%(e)     1.05%(e)         1.22%(e)(f)
                               ========   ========     ========          =======
 Ratio of net investment
   income to average net
   assets....................      5.36%      5.21%(g)     6.13%(g)         7.63%(f)(g)
                               ========   ========     ========          =======
 Portfolio turnover rate.....       169%       123%         115%              87%
                               ========   ========     ========          =======
 Average broker commission
   rate paid(h)..............       N/A        N/A          N/A              N/A
                               ========   ========     ========          =======

---------------

(a) The Fund changed investment advisors on June 30, 1992.
(b) Total returns do not deduct sales charges and are not annualized for periods of less than one year.
(c) Ratios are based on average daily net assets of $164,764,424.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.12%.
(e) Ratios of expenses to average net assets prior to reduction of advisory fees were 1.22%, 1.11% and 1.69% (annualized) for 1990-1988, respectively.
(f) Annualized.
(g) Ratios of net investment income to average net assets prior to reduction of advisory fees were 5.20%, 6.07% and 7.16% (annualized) for 1990-1988, respectively.
(h) The average broker commission rate paid is the total brokerage commission paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold, which is required to be disclosed for fiscal year beginning September 1, 1995 and thereafter.

  *  Commencement of operations.

                     AIM HIGH YIELD FUND -- CLASS A SHARES

                                                                        YEAR ENDED DECEMBER 31,
                                          -----------------------------------------------------------------------------------
                                             1997              1996        1995       1994       1993     1992(a)      1991
                                          ----------        ----------   --------   --------   --------   --------   --------
Net asset value, beginning of period....  $     9.88        $     9.43   $   8.93   $  10.05   $   9.40   $  8.86    $   7.07
Income from investment operations:
 Net investment income..................        0.90              0.92       0.93       0.96       0.97      1.04        1.02
 Net gains or losses on securities (both
   realized and unrealized).............        0.28              0.46       0.52      (1.12)      0.69      0.55        1.81
                                          ----------        ----------   --------   --------   --------   --------   --------
 Total from investment operations.......        1.18              1.38       1.45      (0.16)      1.66      1.59        2.83
                                          ----------        ----------   --------   --------   --------   --------   --------
Less distributions:
 Dividends from net investment income...       (0.90)            (0.93)     (0.95)     (0.96)     (1.01)    (1.05)      (1.04)
                                          ----------        ----------   --------   --------   --------   --------   --------
Net asset value, end of period..........  $    10.16        $     9.88   $   9.43   $   8.93   $  10.05   $  9.40    $   8.86
                                          ==========        ==========   ========   ========   ========   ========   ========
Total return(b).........................       12.52%            15.44%     16.86%     (1.67)%    18.40%    18.60%      42.18%
                                          ==========        ==========   ========   ========   ========   ========   ========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted).......................  $1,786,352        $1,272,974   $886,106   $578,959   $550,760   $324,518   $259,677
                                          ==========        ==========   ========   ========   ========   ========   ========
 Ratio of expenses to average net
   assets...............................        0.90%(c)(d)       0.97%      0.96%      1.00%      1.12%     1.15%       1.22%
                                          ==========        ==========   ========   ========   ========   ========   ========
 Ratio of net investment income to
   average net assets...................        9.08%(c)          9.67%      9.95%     10.07%      9.82%    11.00%      12.67%
                                          ==========        ==========   ========   ========   ========   ========   ========
 Portfolio turnover rate................          80%               77%        61%        53%        53%       56%         61%
                                          ==========        ==========   ========   ========   ========   ========   ========

                                               YEAR ENDED DECEMBER 31,
                                          ----------------------------------
                                            1990         1989         1988
                                          --------     --------     --------
Net asset value, beginning of period....  $   8.94     $  10.01     $   9.67
Income from investment operations:
 Net investment income..................      1.09         1.21         1.18
 Net gains or losses on securities (both
   realized and unrealized).............     (1.84)       (1.07)        0.34
                                          --------     --------     --------
 Total from investment operations.......     (0.75)        0.14         1.52
                                          --------     --------     --------
Less distributions:
 Dividends from net investment income...     (1.12)       (1.21)       (1.18)
                                          --------     --------     --------
Net asset value, end of period..........  $   7.07     $   8.94     $  10.01
                                          ========     ========     ========
Total return(b).........................     (9.03)%       1.18%       16.41%
                                          ========     ========     ========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted).......................  $204,932     $261,920     $274,631
                                          ========     ========     ========
 Ratio of expenses to average net
   assets...............................      1.21%(e)     0.99%        0.96%(e)
                                          ========     ========     ========
 Ratio of net investment income to
   average net assets...................     13.59%(f)    12.40%       11.84%(f)
                                          ========     ========     ========
 Portfolio turnover rate................        27%          36%          76%
                                          ========     ========     ========

---------------

(a) The Fund changed investment advisors on June 30, 1992.
(b) Total returns do not deduct sales charges.
(c) Ratios are based on average net assets of $1,479,737,639.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 0.89%.
(e) Ratios of expenses to average net assets prior to reduction of advisory fees were 1.22% and 1.00% for 1990 and 1988, respectively.
(f) Ratios of net investment income to average net assets prior to reduction of advisory fees were 13.58% and 11.80% for 1990 and 1988, respectively.

                       AIM INCOME FUND -- CLASS A SHARES

                                                                       YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------------------------
                                            1997            1996       1995       1994       1993     1992(a)        1991
                                          --------        --------   --------   --------   --------   --------     --------
Net asset value, beginning of period....  $   8.24        $   8.17   $   7.20   $   8.45   $   8.03   $   8.07     $   7.41
Income from investment operations:
 Net investment income..................      0.55            0.57       0.58       0.58       0.60       0.60         0.61
 Net gains or losses on securities (both
   realized and unrealized).............      0.39            0.09       1.00      (1.22)      0.61      (0.03)        0.66
                                          --------        --------   --------   --------   --------   --------     --------
 Total from investment operations.......      0.94            0.66       1.58      (0.64)      1.21       0.57         1.27
                                          --------        --------   --------   --------   --------   --------     --------
Less distributions:
 Dividends from net investment income...     (0.52)          (0.59)     (0.61)     (0.49)     (0.60)     (0.61)       (0.61)
 Distributions from net realized capital
   gains................................     (0.09)             --         --      (0.01)     (0.19)        --           --
 Returns of capital.....................        --              --         --      (0.11)        --         --           --
                                          --------        --------   --------   --------   --------   --------     --------
 Total distributions....................     (0.61)          (0.59)     (0.61)     (0.61)     (0.79)     (0.61)       (0.61)
                                          --------        --------   --------   --------   --------   --------     --------
Net asset value, end of period..........  $   8.57        $   8.24   $   8.17   $   7.20   $   8.45   $   8.03     $   8.07
                                          ========        ========   ========   ========   ========   ========     ========
Total return(b).........................     11.92%           8.58%     22.77%     (7.65)%    15.38%      7.42%       18.00%
                                          ========        ========   ========   ========   ========   ========     ========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted).......................  $340,608        $286,183   $251,280   $201,677   $244,168   $218,848     $231,798
                                          ========        ========   ========   ========   ========   ========     ========
 Ratio of expenses to average net
   assets...............................      0.94%(c)(d)     0.98%      0.98%      0.98%      0.98%      0.99%(e)     1.00%(e)
                                          ========        ========   ========   ========   ========   ========     ========
 Ratio of net investment income to
   average net assets...................      6.55%(c)        7.13%      7.52%      7.53%      7.01%      7.54%(e)     7.97%(e)
                                          ========        ========   ========   ========   ========   ========     ========
 Portfolio turnover rate................        54%             80%       227%       185%        99%        82%          67%
                                          ========        ========   ========   ========   ========   ========     ========

                                             YEAR ENDED DECEMBER 31,
                                          ------------------------------
                                            1990       1989       1988
                                          --------   --------   --------
Net asset value, beginning of period....  $   7.80   $   7.53   $   7.55
Income from investment operations:
 Net investment income..................      0.65       0.66       0.68
 Net gains or losses on securities (both
   realized and unrealized).............     (0.39)      0.32      (0.02)
                                          --------   --------   --------
 Total from investment operations.......      0.26       0.98       0.66
                                          --------   --------   --------
Less distributions:
 Dividends from net investment income...     (0.65)     (0.71)     (0.68)
 Distributions from net realized capital
   gains................................        --         --         --
 Returns of capital.....................        --         --         --
                                          --------   --------   --------
 Total distributions....................     (0.65)     (0.71)     (0.68)
                                          --------   --------   --------
Net asset value, end of period..........  $   7.41   $   7.80   $   7.53
                                          ========   ========   ========
Total return(b).........................      3.65%     13.56%      9.01%
                                          ========   ========   ========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted).......................  $215,987   $229,222   $218,946
                                          ========   ========   ========
 Ratio of expenses to average net
   assets...............................      1.00%      0.96%      0.95%
                                          ========   ========   ========
 Ratio of net investment income to
   average net assets...................      8.73%      8.56%      8.81%
                                          ========   ========   ========
 Portfolio turnover rate................       106%       222%       361%
                                          ========   ========   ========

---------------

(a) The Fund changed investment advisors on June 30, 1992.
(b) Total returns do not deduct sales charges.
(c) Ratios are based on average net assets of $299,824,848.
(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average daily net assets would have been the same.
(e) After waiver of advisory fees and expense reimbursements. Ratios of expenses to average net assets prior to waiver of advisory fees and expense reimbursements were 1.00% and 1.03% for 1992 and 1991, respectively. Ratios of net investment income to average net assets prior to waiver of advisory fees and expense reimbursements were 7.53% and 7.94% for 1992 and 1991, respectively.

               AIM INTERMEDIATE GOVERNMENT FUND -- CLASS A SHARES

                                                                       YEAR ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------
                                             1997            1996       1995       1994       1993     1992(a)      1991
                                           --------        --------   --------   --------   --------   --------   --------
Net asset value, beginning of period.....  $   9.28        $   9.70   $   8.99   $  10.05   $  10.19   $  10.34   $   9.95
Income from investment operations:
 Net investment income...................      0.63            0.63       0.69       0.68       0.74       0.77       0.82
 Net gains or losses on securities (both
   realized and unrealized)..............      0.18           (0.42)      0.73      (1.02)     (0.04)     (0.15)      0.41
                                           --------        --------   --------   --------   --------   --------   --------
 Total from investment operations........      0.81            0.21       1.42      (0.34)      0.70       0.62       1.23
                                           --------        --------   --------   --------   --------   --------   --------
Less distributions:
 Dividends from net investment income....     (0.61)          (0.59)     (0.67)     (0.58)     (0.70)     (0.74)     (0.84)
 Distributions from net realized capital
   gains.................................        --              --         --      (0.04)     (0.14)     (0.03)        --
 Returns of capital......................     (0.02)          (0.04)     (0.04)     (0.10)        --         --         --
                                           --------        --------   --------   --------   --------   --------   --------
 Total distributions.....................     (0.63)          (0.63)     (0.71)     (0.72)     (0.84)     (0.77)     (0.84)
                                           --------        --------   --------   --------   --------   --------   --------
Net asset value, end of period...........  $   9.46        $   9.28   $   9.70   $   8.99   $  10.05   $  10.19   $  10.34
                                           ========        ========   ========   ========   ========   ========   ========
Total return(b)..........................      9.07%           2.35%     16.28%     (3.44)%     7.07%      6.26%     12.98%
                                           ========        ========   ========   ========   ========   ========   ========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted)........................  $167,427        $174,344   $176,318   $158,341   $139,586   $123,484   $101,409
                                           ========        ========   ========   ========   ========   ========   ========
 Ratio of expenses to average net assets
   (exclusive of interest expense)(c)....      1.00%(d)(e)     1.00%      1.08%      1.04%      1.00%      0.98%      1.00%
                                           ========        ========   ========   ========   ========   ========   ========
 Ratio of net investment income to
   average net assets(f).................      6.77%(d)        6.76%      7.36%      7.34%      7.08%      7.53%      8.15%
                                           ========        ========   ========   ========   ========   ========   ========
 Portfolio turnover rate.................        99%            134%       140%       109%       110%        42%        26%
                                           ========        ========   ========   ========   ========   ========   ========
Borrowings for the period:
                                           --------        --------   --------   --------   --------   --------   --------
 Amount of debt outstanding at end of
   period (000s omitted).................  $     --              --         --         --         --         --         --
                                           --------        --------   --------   --------   --------   --------   --------
 Average amount of debt outstanding
   during the period (000s omitted)(g)...  $  4,433              --         --         --         --         --         --
                                           --------        --------   --------   --------   --------   --------   --------
 Average number of shares outstanding
   during the period (000s omitted)(g)...    17,470              --         --         --         --         --         --
                                           --------        --------   --------   --------   --------   --------   --------
 Average amount of debt per share during
   the period............................  $ 0.2537              --         --         --         --         --         --
                                           ========        ========   ========   ========   ========   ========   ========

                                             YEAR ENDED DECEMBER 31,
                                           ----------------------------
                                             1990      1989      1988
                                           --------   -------   -------
Net asset value, beginning of period.....  $   9.91   $  9.70   $  9.92
Income from investment operations:
 Net investment income...................      0.87      0.90      0.89
 Net gains or losses on securities (both
   realized and unrealized)..............      0.01      0.15     (0.27)
                                           --------   -------   -------
 Total from investment operations........      0.88      1.05      0.62
                                           --------   -------   -------
Less distributions:
 Dividends from net investment income....     (0.84)    (0.84)    (0.84)
 Distributions from net realized capital
   gains.................................        --        --        --
 Returns of capital......................        --        --        --
                                           --------   -------   -------
 Total distributions.....................     (0.84)    (0.84)    (0.84)
                                           --------   -------   -------
Net asset value, end of period...........  $   9.95   $  9.91   $  9.70
                                           ========   =======   =======
Total return(b)..........................      9.39%    11.28%     6.43%
                                           ========   =======   =======
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted)........................  $ 61,463   $57,077   $48,372
                                           ========   =======   =======
 Ratio of expenses to average net assets
   (exclusive of interest expense)(c)....      1.00%     1.00%     1.00%
                                           ========   =======   =======
 Ratio of net investment income to
   average net assets(f).................      8.85%     9.10%     9.11%
                                           ========   =======   =======
 Portfolio turnover rate.................        16%       15%       15%
                                           ========   =======   =======
Borrowings for the period:
 Amount of debt outstanding at end of
                                           --------   -------   -------
   period (000s omitted).................        --        --        --
                                           --------   -------   -------
 Average amount of debt outstanding
   during the period (000s omitted)(g)...        --        --        --
                                           --------   -------   -------
 Average number of shares outstanding
   during the period (000s omitted)(g)...        --        --        --
                                           --------   -------   -------
 Average amount of debt per share during
   the period............................        --        --        --
                                           ========   =======   =======

---------------

(a) The Fund changed investment advisors on June 30, 1992.
(b) Total returns do not deduct sales charges.
(c) Ratios of expenses to average net assets prior to reduction of advisory fee and expense reimbursement were 1.05%, 1.04%, 1.04%, 1.10%, 1.13%, 1.08% and
    1.08% for 1994-1988, respectively.
(d) Ratios are based on average net assets of $162,149,081.
(e) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(f) Ratios of net investment income to average net assets prior to reduction of advisory fee and expense reimbursement were 7.32%, 7.04%, 7.48%, 8.05%, 8.72%, 9.03% and 9.03% for 1994-1988, respectively.
(g) Averages computed on a daily basis.

                   AIM MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                        YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------------
                                            1997            1996            1995       1994       1993     1992(a)      1991
                                          --------        --------        --------   --------   --------   --------   --------
Net asset value, beginning of period....  $   8.19        $   8.31        $   7.78   $   8.61   $   8.27   $   8.13   $   7.66
Income from investment operations:
 Net investment income..................      0.42            0.43            0.43       0.46       0.48       0.51       0.52
 Net gains or losses on securities (both
   realized and unrealized).............      0.16           (0.12)           0.56      (0.78)      0.46       0.21       0.46
                                          --------        --------        --------   --------   --------   --------   --------
 Total from investment operations.......      0.58            0.31            0.99      (0.32)      0.94       0.72       0.98
                                          --------        --------        --------   --------   --------   --------   --------
Less distributions:
 Dividends from net investment income...     (0.43)          (0.43)          (0.43)     (0.45)     (0.48)     (0.51)     (0.51)
 Distributions from net realized capital
   gains................................        --              --              --      (0.03)     (0.11)     (0.07)        --
 Returns of capital.....................        --              --           (0.03)     (0.03)     (0.01)        --         --
                                          --------        --------        --------   --------   --------   --------   --------
 Total distributions....................     (0.43)          (0.43)          (0.46)     (0.51)     (0.60)     (0.58)     (0.51)
                                          --------        --------        --------   --------   --------   --------   --------
Net asset value, end of period..........  $   8.34        $   8.19        $   8.31   $   7.78   $   8.61   $   8.27   $   8.13
                                          ========        ========        ========   ========   ========   ========   ========
Total return(b).........................      7.27%           3.90%          13.05%     (3.79)%    11.66%      9.10%     13.30%
                                          ========        ========        ========   ========   ========   ========   ========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).............................  $318,469        $278,812        $284,803   $257,456   $294,209   $271,205   $273,037
                                          ========        ========        ========   ========   ========   ========   ========
 Ratio of expenses to average net
   assets...............................      0.90%(c)(d)     0.80%           0.88%      0.89%      0.91%      0.90%      0.94%
                                          ========        ========        ========   ========   ========   ========   ========
 Ratio of net investment income to
   average net assets...................      5.14%(c)        5.29%           5.26%      5.61%      5.65%      6.15%      6.58%
                                          ========        ========        ========   ========   ========   ========   ========
 Portfolio turnover rate................        24%             26%             36%        43%        24%       160%       289%
                                          ========        ========        ========   ========   ========   ========   ========

                                             YEAR ENDED DECEMBER 31,
                                          ------------------------------
                                            1990       1989       1988
                                          --------   --------   --------
Net asset value, beginning of period....  $   7.81   $   7.64   $   7.32
Income from investment operations:
 Net investment income..................      0.53       0.54       0.53
 Net gains or losses on securities (both
   realized and unrealized).............     (0.14)      0.18       0.34
                                          --------   --------   --------
 Total from investment operations.......      0.39       0.72       0.87
                                          --------   --------   --------
Less distributions:
 Dividends from net investment income...     (0.53)     (0.55)     (0.55)
 Distributions from net realized capital
   gains................................        --         --         --
 Returns of capital.....................     (0.01)        --         --
                                          --------   --------   --------
 Total distributions....................     (0.54)     (0.55)     (0.55)
                                          --------   --------   --------
Net asset value, end of period..........  $   7.66   $   7.81   $   7.64
                                          ========   ========   ========
Total return(b).........................      5.27%      9.70%     12.33%
                                          ========   ========   ========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).............................  $258,194   $262,997   $243,480
                                          ========   ========   ========
 Ratio of expenses to average net
   assets...............................      0.91%      0.89%      0.87%
                                          ========   ========   ========
 Ratio of net investment income to
   average net assets...................      6.91%      6.97%      7.11%
                                          ========   ========   ========
 Portfolio turnover rate................       230%       305%       381%
                                          ========   ========   ========

---------------

(a) The Fund changed investment advisors on June 30, 1992.
(b) Total returns do not deduct sales charges.
(c) Ratios are based on average net assets of $293,030,139.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

                    AIM SELECT GROWTH FUND -- CLASS A SHARES

                                                                     YEAR ENDED DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                           1997            1996       1995       1994       1993     1992(a)      1991
                                         --------        --------   --------   --------   --------   --------   --------
Net asset value, beginning of period...  $  14.78        $  13.05   $  10.32   $  11.32   $  12.28   $  14.73   $  12.35
Income from investment operations:
 Net investment income.................      0.01(b)         0.07       0.02(b)       --        --       0.06       0.11
 Net gains or losses on securities
   (both realized and unrealized)......      2.82            2.34       3.50      (0.57)      0.41      (0.04)      4.33
                                         --------        --------   --------   --------   --------   --------   --------
 Total from investment operations......      2.83            2.41       3.52      (0.57)      0.41       0.02       4.44
                                         --------        --------   --------   --------   --------   --------   --------
Less distributions:
 Dividends from net investment
   income..............................     (0.01)             --         --         --         --      (0.06)     (0.13)
 Distributions from net realized
   capital gains.......................     (1.93)          (0.68)     (0.79)     (0.43)     (1.37)     (2.41)     (1.93)
                                         --------        --------   --------   --------   --------   --------   --------
 Total distributions...................     (1.94)          (0.68)     (0.79)     (0.43)     (1.37)     (2.47)     (2.06)
                                         --------        --------   --------   --------   --------   --------   --------
Net asset value, end of period.........  $  15.67        $  14.78   $  13.05   $  10.32   $  11.32   $  12.28   $  14.73
                                         ========        ========   ========   ========   ========   ========   ========
Total return(c)........................     19.54%          18.61%     34.31%     (4.99)%     3.64%      0.19%     37.05%
                                         ========        ========   ========   ========   ========   ========   ========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted)............................  $266,168        $227,882   $168,217   $123,271   $146,723   $168,395   $185,461
                                         ========        ========   ========   ========   ========   ========   ========
 Ratio of expenses to average net
   assets..............................      1.13%(d)(e)     1.18%      1.28%      1.22%      1.17%      1.17%      1.21%
                                         ========        ========   ========   ========   ========   ========   ========
 Ratio of net investment income to
   average net assets..................      0.04%(d)        0.46%      0.20%      0.02%      0.02%      0.42%      0.73%
                                         ========        ========   ========   ========   ========   ========   ========
 Portfolio turnover rate...............       110%             97%        87%       201%       192%       133%        73%
                                         ========        ========   ========   ========   ========   ========   ========
 Average broker commission rate
   paid(f).............................  $ 0.0568        $ 0.0621        N/A        N/A        N/A        N/A        N/A
                                         ========        ========   ========   ========   ========   ========   ========

                                            YEAR ENDED DECEMBER 31,
                                         ------------------------------
                                           1990       1989       1988
                                         --------   --------   --------
Net asset value, beginning of period...  $  13.92   $  11.93   $  11.04
Income from investment operations:
 Net investment income.................      0.21       0.25       0.23
 Net gains or losses on securities
   (both realized and unrealized)......     (0.91)      3.16       0.89
                                         --------   --------   --------
 Total from investment operations......     (0.70)      3.41       1.12
                                         --------   --------   --------
Less distributions:
 Dividends from net investment
   income..............................     (0.20)     (0.27)     (0.23)
 Distributions from net realized
   capital gains.......................     (0.67)     (1.15)        --
                                         --------   --------   --------
 Total distributions...................     (0.87)     (1.42)     (0.23)
                                         --------   --------   --------
Net asset value, end of period.........  $  12.35   $  13.92   $  11.93
                                         ========   ========   ========
Total return(c)........................     (5.04)%    28.87%     10.13%
                                         ========   ========   ========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted)............................  $153,245   $187,805   $180,793
                                         ========   ========   ========
 Ratio of expenses to average net
   assets..............................      1.16%      1.00%      0.98%
                                         ========   ========   ========
 Ratio of net investment income to
   average net assets..................      1.41%      1.62%      1.73%
                                         ========   ========   ========
 Portfolio turnover rate...............        61%        53%        38%
                                         ========   ========   ========
 Average broker commission rate
   paid(f).............................       N/A        N/A        N/A
                                         ========   ========   ========

---------------

(a) The Fund changed investment advisors on June 30, 1992.
(b) Calculated using average shares outstanding.
(c) Total returns do not deduct sales charges.
(d) Ratios are based on average net assets of $253,479,200.
(e) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(f) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                        AIM VALUE FUND -- CLASS A SHARES

                                                                          YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------------------------------
                                             1997              1996         1995         1994        1993     1992(a)      1991
                                          ----------        ----------   ----------   ----------   --------   --------   --------
Net asset value, beginning of period....  $    29.15        $    26.81   $    21.14   $    20.82   $  18.24   $ 17.55    $  13.75
Income from investment operations:
 Net investment income..................        0.17              0.43(b)      0.14         0.16       0.04      0.12        0.13
 Net gains on securities
   (both realized and
   unrealized)..........................        6.78              3.42         7.21         0.52       3.34      2.68        5.73
                                          ----------        ----------   ----------   ----------   --------   --------   --------
 Total from investment operations.......        6.95              3.85         7.35         0.68       3.38      2.80        5.86
                                          ----------        ----------   ----------   ----------   --------   --------   --------
Less distributions:
 Dividends from net investment income...       (0.04)            (0.41)       (0.09)       (0.16)     (0.03)    (0.12)      (0.14)
 Distributions from net realized capital
   gains................................       (3.64)            (1.10)       (1.59)       (0.20)     (0.77)    (1.99)      (1.92)
                                          ----------        ----------   ----------   ----------   --------   --------   --------
 Total distributions....................       (3.68)            (1.51)       (1.68)       (0.36)     (0.80)    (2.11)      (2.06)
                                          ----------        ----------   ----------   ----------   --------   --------   --------
Net asset value, end
 of period..............................  $    32.42        $    29.15   $    26.81   $    21.14   $  20.82   $ 18.24    $  17.55
                                          ==========        ==========   ==========   ==========   ========   ========   ========
Total return(c).........................       23.95%            14.52%       34.85%        3.28%     18.71%    16.39%      43.45%
                                          ==========        ==========   ==========   ==========   ========   ========   ========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted).......................  $6,745,253        $5,100,061   $3,408,952   $1,358,725   $765,305   $239,663   $152,149
                                          ==========        ==========   ==========   ==========   ========   ========   ========
 Ratio of expenses to average net
   assets(d)............................        1.04%(e)(f)       1.11%        1.12%        0.98%      1.09%     1.16%       1.22%
                                          ==========        ==========   ==========   ==========   ========   ========   ========
 Ratio of net investment income to
   average net assets(g)................        0.57%(e)          1.65%        0.74%        0.92%      0.30%     0.75%       0.89%
                                          ==========        ==========   ==========   ==========   ========   ========   ========
 Portfolio turnover rate................         137%              126%         151%         127%       177%      170%        135%
                                          ==========        ==========   ==========   ==========   ========   ========   ========
 Average broker commission rate
   paid(h)..............................  $   0.0481        $   0.0436          N/A          N/A        N/A       N/A         N/A
                                          ==========        ==========   ==========   ==========   ========   ========   ========

                                             YEAR ENDED DECEMBER 31,
                                          ------------------------------
                                            1990       1989       1988
                                          --------   --------   --------
Net asset value, beginning of period....  $  14.53   $  12.79   $  11.47
Income from investment operations:
 Net investment income..................      0.26       0.40       0.26
 Net gains on securities
   (both realized and
   unrealized)..........................      0.01       3.58       2.07
                                          --------   --------   --------
 Total from investment operations.......      0.27       3.98       2.33
                                          --------   --------   --------
Less distributions:
 Dividends from net investment income...     (0.26)     (0.43)     (0.26)
 Distributions from net realized capital
   gains................................     (0.79)     (1.81)     (0.75)
                                          --------   --------   --------
 Total distributions....................     (1.05)     (2.24)     (1.01)
                                          --------   --------   --------
Net asset value, end
 of period..............................  $  13.75   $  14.53   $  12.79
                                          ========   ========   ========
Total return(c).........................      1.88%     31.54%     20.61%
                                          ========   ========   ========
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted).......................  $ 86,565   $ 76,444   $ 60,076
                                          ========   ========   ========
 Ratio of expenses to average net
   assets(d)............................      1.21%      1.00%      1.00%
                                          ========   ========   ========
 Ratio of net investment income to
   average net assets(g)................      1.87%      2.65%      1.98%
                                          ========   ========   ========
 Portfolio turnover rate................       131%       152%       124%
                                          ========   ========   ========
 Average broker commission rate
   paid(h)..............................       N/A        N/A        N/A
                                          ========   ========   ========

---------------

(a) The Fund changed investment advisors on June 30, 1992.
(b) Calculated using average shares outstanding.
(c) Total returns do not deduct sales charges.
(d) Ratios of expenses to average net assets prior to reduction of advisory fees were 1.06%, 1.13%, 1.13%, 1.23%, 1.09% and 1.08% for 1997, 1996, 1995,
    1990-1988, respectively.
(e) Ratios are based on average net assets of $6,039,532,925.
(f) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(g) Ratios of net investment income to average net assets prior to reduction of advisory fees were 0.55%, 1.63%, 0.73%, 1.85%, 2.56% and 1.90% for 1997,
    1996, 1995, 1990-1988, respectively.
(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

  The following per share data, ratios and supplemental data for the Class B and Class C shares of AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND for the periods indicated have been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified reports on the Funds' financial statements and related notes appear in the Statement of Additional Information. This information should be read in conjunction with the Funds' financial statements included in the Statement of Additional Information.

                               AIM BALANCED FUND

                                                                  CLASS B SHARES                                 CLASS C SHARES
                                      ----------------------------------------------------------------------   ------------------
                                                   YEAR ENDED DECEMBER 31,                OCTOBER 18, 1993*     AUGUST 4, 1997*
                                      -------------------------------------------------           TO                   TO
                                        1997            1996        1995         1994     DECEMBER 31, 1993    DECEMBER 31, 1997
                                      --------        --------     -------      -------   ------------------   ------------------
Net asset value, beginning of
 period.............................  $  21.83        $  19.22     $ 14.62      $ 16.11         $16.69              $ 25.55
Income from investment operations:
 Net investment income..............      0.38            0.48        0.31         0.31           0.04                 0.16
 Net gains (losses) on securities
   (both realized and unrealized)...      4.68            2.99        4.61        (1.31)         (0.58)                1.01
                                      --------        --------     -------      -------         ------              -------
 Total from investment operations...      5.06            3.47        4.92        (1.00)         (0.54)                1.17
                                      --------        --------     -------      -------         ------              -------
Less distributions:
 Dividends from net investment
   income...........................     (0.37)          (0.38)      (0.32)       (0.27)         (0.04)               (0.19)
 Distributions from net realized
   capital gains....................     (0.77)          (0.48)         --        (0.22)            --                (0.77)
                                      --------        --------     -------      -------         ------              -------
 Total distributions................     (1.14)          (0.86)      (0.32)       (0.49)         (0.04)               (0.96)
                                      --------        --------     -------      -------         ------              -------
Net asset value, end of period......  $  25.75        $  21.83     $ 19.22      $ 14.62         $16.11              $ 25.76
                                      ========        ========     =======      =======         ======              =======
Total return(a).....................     23.42%          18.28%      33.93%       (6.23)%        (3.23)%               4.67%
                                      ========        ========     =======      =======         ======              =======
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).........................  $486,506        $237,082     $72,634      $20,245         $2,754              $ 9,394
                                      ========        ========     =======      =======         ======              =======
 Ratio of expenses to average net
   assets...........................      1.79%(b)(c)     1.97%       2.21%(d)     1.98%(e)         2.83%(f)           1.78%(c)(g)
                                      ========        ========     =======      =======         ======              =======
 Ratio of net investment income to
   average net assets...............      1.67%(b)        2.15%       2.03%(d)     2.34%(e)         1.15%(f)           1.68%(g)
                                      ========        ========     =======      =======         ======              =======
 Portfolio turnover rate............        66%             72%         77%          76%           233%                  66%
                                      ========        ========     =======      =======         ======              =======
 Average broker commission rate
   paid(h)..........................  $ 0.0570        $ 0.0558         N/A          N/A            N/A              $0.0570
                                      ========        ========     =======      =======         ======              =======

---------------
(a) Total returns do not deduct contingent deferred sales charges and are not annualized for periods of less than one year.
(b) Ratios are based on average net assets of $351,722,707.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After waiver of advisory fees. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 2.23% and 2.01%, respectively.
(e) After waiver of advisory fees. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 2.45% and 1.87%, respectively.
(f) Annualized.
(g) Ratios are annualized and based on average net assets of $3,167,605.
(h) The average commission rate paid is the total brokerage commission paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.
 *  Date sales commenced.

                           AIM GLOBAL UTILITIES FUND


                                                                   CLASS B SHARES                              CLASS C SHARES
                                          -----------------------------------------------------------------   -----------------
                                                    YEAR ENDED DECEMBER 31,              SEPTEMBER 1, 1993*    AUGUST 4, 1997*
                                          --------------------------------------------           TO                  TO
                                           1997           1996       1995       1994     DECEMBER 31, 1993    DECEMBER 31, 1997
                                          -------        -------    -------    -------   ------------------   -----------------
Net asset value, beginning of period....  $ 16.01        $ 14.60    $ 11.84    $ 14.08        $ 15.30              $ 17.67
Income from investment operations:
 Net investment income..................     0.34           0.42       0.44       0.47           0.17                 0.13
 Net gains (losses) on securities (both
   realized and unrealized).............     3.25           1.44       2.73      (2.19)         (0.98)                1.58
                                          -------        -------    -------    -------        -------              -------
 Total from investment operations.......     3.59           1.86       3.17      (1.72)         (0.81)                1.71
                                          -------        -------    -------    -------        -------              -------
Less distributions:
 Dividends from net investment income...    (0.35)         (0.45)     (0.41)     (0.49)         (0.17)               (0.13)
 Distributions from net realized capital
   gains................................    (0.01)            --         --         --          (0.24)               (0.01)
 Returns of capital.....................       --             --         --      (0.03)            --                   --
                                          -------        -------    -------    -------        -------              -------
 Total distributions....................    (0.36)         (0.45)     (0.41)     (0.52)         (0.41)               (0.14)
                                          -------        -------    -------    -------        -------              -------
Net asset value, end of period..........  $ 19.24        $ 16.01    $ 14.60    $ 11.84        $ 14.08              $ 19.24
                                          =======        =======    =======    =======        =======              =======
Total return(a).........................    22.74%         12.98%     27.16%    (12.35)%        (5.32)%               9.74%
                                          =======        =======    =======    =======        =======              =======
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).............................  $94,227        $79,530    $70,693    $42,568        $23,892                1,183
                                          =======        =======    =======    =======        =======              =======
 Ratio of expenses to average net
   assets...............................     1.91%(b)(c)    1.96%      1.97%      2.07%          1.99%(d)             1.90%(b)(c)(d)
                                          =======        =======    =======    =======        =======              =======
 Ratio of net investment income to
   average net assets...................     2.01%(b)       2.83%      3.44%      3.78%          3.38%(d)             2.02%(b)(d)
                                          =======        =======    =======    =======        =======              =======
 Portfolio turnover rate................       26%            48%        88%       101%            76%                  26%
                                          =======        =======    =======    =======        =======              =======
 Average broker commission rate
   paid(e)..............................  $0.0465        $0.0460        N/A        N/A            N/A              $0.0465
                                          =======        =======    =======    =======        =======              =======

---------------
(a) Total returns do not deduct contingent deferred sales charges and are not annualized for periods of less than one year.
(b) Ratios are based on average net assets of $83,218,352 and $378,512, respectively for Class B and Class C shares.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same for Class B and 1.89% (annualized) for Class C.
(d) Annualized.
(e) The average commission rate paid is the total brokerage commission paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold, which is required to be disclosed for fiscal year beginning September 1, 1995 and thereafter.
 *  Date sales commenced.

                              AIM HIGH YIELD FUND

                                                               CLASS B SHARES                                  CLASS C SHARES
                                  -------------------------------------------------------------------------  ------------------
                                                YEAR ENDED DECEMBER 31,                  SEPTEMBER 1, 1993*    AUGUST 4, 1997*
                                  ----------------------------------------------------           TO                  TO
                                     1997              1996         1995        1994     DECEMBER 31, 1993    DECEMBER 31, 1997
                                  ----------        ----------    --------    --------   ------------------   -----------------
Net asset value, beginning of
 period.........................  $     9.88        $     9.42    $   8.92    $  10.04        $  9.96              $ 10.04
Income from investment
 operations:
 Net investment income..........        0.83              0.85        0.85        0.87           0.32                 0.35
 Net gains (losses) on
   securities (both realized and
   unrealized)..................        0.28              0.47        0.52       (1.10)          0.07                 0.10
                                  ----------        ----------    --------    --------        -------              -------
 Total from investment
   operations...................        1.11              1.32        1.37       (0.23)          0.39                 0.45
                                  ----------        ----------    --------    --------        -------              -------
Less distributions:
 Dividends from net investment
   income.......................       (0.83)            (0.86)      (0.87)      (0.89)         (0.31)               (0.35)
                                  ----------        ----------    --------    --------        -------              -------
Net asset value, end of
 period.........................  $    10.16        $     9.88    $   9.42    $   8.92        $ 10.04              $ 10.14
                                  ==========        ==========    ========    ========        =======              =======
Total return(a).................       11.71%            14.68%      15.91%      (2.48)%         4.00%                4.49%
                                  ==========        ==========    ========    ========        =======              =======
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).....................  $1,647,801        $1,068,060    $557,926    $191,338        $31,264              $26,177
                                  ==========        ==========    ========    ========        =======              =======
 Ratio of expenses to average
   net assets...................        1.65%(b)(c)       1.68%       1.73%       1.80%          1.93%(d)             1.68%(b)(c)(d)
                                  ==========        ==========    ========    ========        =======              =======
 Ratio of net investment income
   to average net assets........        8.33%(b)          8.95        9.18%       9.27%          8.99%(d)             8.30%(b)(d)
                                  ==========        ==========    ========    ========        =======              =======
 Portfolio turnover rate........          80%               77%         61%         53%            53%                  80%
                                  ==========        ==========    ========    ========        =======              =======

---------------
(a) Total returns do not deduct contingent deferred sales charges and are not annualized for periods of less than one year.
(b) Ratios are based on average net assets of $1,345,322,915 and $10,445,598, respectively, for Class B and Class C shares.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same for Class B and 1.66% (annualized) for Class C shares.
(d) Annualized.
 *  Date sales commenced.

                                AIM INCOME FUND

                                                                                                                    CLASS C
                                                                       CLASS B SHARES                                SHARES
                                            ---------------------------------------------------------------   ---------------
                                                                                               SEPTEMBER 7,      AUGUST 4,
                                                                                                  1993*            1997*
                                                        YEAR ENDED DECEMBER 31,                     TO              TO
                                            -----------------------------------------------    DECEMBER 31,    DECEMBER 31,
                                              1997           1996        1995        1994          1993            1997
                                            --------        -------     -------     -------    ------------   ---------------
Net asset value, beginning of period....... $   8.23        $  8.15     $  7.18     $  8.43      $  8.95          $  8.38
Income from investment operations:
 Net investment income.....................     0.48           0.50        0.53        0.52         0.19             0.19
 Net gains (losses) on securities (both
   realized and unrealized)................     0.38           0.11        0.98       (1.23)       (0.34)            0.22
                                            --------        -------     -------     -------      -------          -------
 Total from investment operations..........     0.86           0.61        1.51       (0.71)       (0.15)            0.41
                                            --------        -------     -------     -------      -------          -------
Less distributions:
 Dividends from net investment income......    (0.45)         (0.53)      (0.54)      (0.42)       (0.18)           (0.16)
 Distributions from net realized capital
   gains...................................    (0.09)            --          --       (0.01)       (0.19)           (0.09)
 Returns of capital........................       --             --          --       (0.11)          --               --
                                            --------        -------     -------     -------      -------          -------
 Total distributions.......................    (0.54)         (0.53)      (0.54)      (0.54)       (0.37)           (0.25)
                                            --------        -------     -------     -------      -------          -------
Net asset value, end of period............. $   8.55        $  8.23     $  8.15     $  7.18      $  8.43          $  8.54
                                            ========        =======     =======     =======      =======          =======
Total return(a)............................    10.89%          7.87%      21.72%      (8.46)%      (0.75)%           4.96%
                                            ========        =======     =======     =======      =======          =======
Ratios/supplemental data:
 Net assets, end of period (000s omitted).. $125,871        $85,343     $44,304     $12,321      $ 3,602          $ 2,552
                                            ========        =======     =======     =======      =======          =======
 Ratio of expenses to average net assets...     1.69%(b)(c)    1.80%       1.79%       1.83%(d)     1.75%(d)(e)      1.69%(b)(c)(e)
                                            ========        =======     =======     =======      =======          =======
 Ratio of net investment income to average
   net assets..............................     5.80%(b)       6.30%       6.71%       6.69%(d)     6.24%(d)(e)      5.80%(b)(e)
                                            ========        =======     =======     =======      =======          =======
 Portfolio turnover rate...................       54%            80%        227%        185%          99%              54%
                                            ========        =======     =======     =======      =======          =======

---------------

(a) Total returns do not deduct contingent deferred sales charges and are not annualized for periods of less than one year.
(b) Ratios are based on average net assets of $100,307,548 and $739,696, respectively, for Class B and Class C shares.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.68% for Class B and Class C shares.
(d) After expense reimbursements. Ratios of expenses and net investment income to average net assets prior to expense reimbursements were 2.04% and 2.50% (annualized) and 6.48% and 5.49% (annualized) for 1994 and 1993, respectively.
(e) Annualized.
 * Date sales commenced.

                        AIM INTERMEDIATE GOVERNMENT FUND

                                                                                                                   CLASS C
                                                                      CLASS B SHARES                               SHARES
                                              ---------------------------------------------------------------    -----------
                                                                                                 SEPTEMBER 7,     AUGUST 4,
                                                                                                    1993*           1997*
                                                          YEAR ENDED DECEMBER 31,                     TO            TO
                                              ------------------------------------------------   DECEMBER 31,    DECEMBER 31,
                                                1997            1996        1995        1994         1993           1997
                                              --------        --------    --------    --------   ------------    -----------
Net asset value, beginning of period......... $   9.28        $   9.69    $   8.99    $  10.04     $ 10.44        $  9.33
Income from investment operations:
 Net investment income.......................     0.56            0.55        0.63        0.61        0.21           0.24
 Net gains (losses) on securities (both
   realized and unrealized)..................     0.17           (0.41)       0.70       (1.02)      (0.27)          0.10
                                              --------        --------    --------    --------     -------        -------
 Total from investment operations............     0.73            0.14        1.33       (0.41)      (0.06)          0.34
                                              --------        --------    --------    --------     -------        -------
Less distributions:
 Dividends from net investment income........    (0.53)          (0.51)      (0.59)      (0.50)      (0.20)         (0.22)
 Distributions from net realized capital
   gains.....................................       --              --          --       (0.04)      (0.14)            --
 Returns of capital..........................    (0.02)          (0.04)      (0.04)      (0.10)         --          (0.01)
                                              --------        --------    --------    --------     -------        -------
 Total distributions.........................    (0.55)          (0.55)      (0.63)      (0.64)      (0.34)         (0.23)
                                              --------        --------    --------    --------     -------        -------
Net asset value, end of period............... $   9.46        $   9.28    $   9.69    $   8.99     $ 10.04        $  9.44
                                              ========        ========    ========    ========     =======        =======
Total return(a)..............................     8.16%           1.61%      15.22%      (4.13)%     (0.52)%         3.64%
                                              ========        ========    ========    ========     =======        =======
Ratios/supplemental data:
 Net assets, end of period (000s omitted).... $ 89,265        $ 79,443    $ 61,300    $ 23,415     $ 6,160        $ 1,851
                                              ========        ========    ========    ========     =======        =======
 Ratio of expenses to average net assets
   (exclusive of interest expense)(b)........     1.76%(c)(d)     1.76%       1.86%       1.82%       1.71%(e)       1.76%(c)(d)(e)
                                              ========        ========    ========    ========     =======        =======
 Ratio of net investment income to average
   net assets(f).............................     6.01%(c)        6.00%       6.58%       6.56%       6.37%(e)       6.01%(c)(e)
                                              ========        ========    ========    ========     =======        =======
 Portfolio turnover rate.....................       99%            134%        140%        109%        110%            99%
                                              ========        ========    ========    ========     =======        =======
Borrowings for the period:
 Amount of debt outstanding at end of period
   (000s omitted)............................ $     --              --          --          --          --        $    --
 Average amount of debt outstanding during
   the period (000s omitted)(g).............. $  2,215              --          --          --          --        $    25
 Average number of shares outstanding during
   the period (000s omitted)(g)..............    8,726              --          --          --          --             99
 Average amount of debt per share during the
   period.................................... $ 0.2537              --          --          --          --        $0.2537

---------------

(a) Total returns do not deduct contingent deferred sales charges and are not annualized for periods of less than one year.
(b) Ratio of expenses to average net assets prior to reduction of advisory fee and expense reimbursement for 1994 and 1993 were 1.87% and 2.18% (annualized), respectively.
(c) Ratios are based on average net assets of $81,024,622 and $931,755, respectively, for Class B and Class C shares.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) Annualized.
(f) Ratio of net investment income to average net assets prior to reduction of advisory fee and expense reimbursement for 1994 and 1993 were 6.50% and 5.90% (annualized), respectively.
(g) Averages computed on a daily basis.
 * Date sales commenced.

                            AIM MUNICIPAL BOND FUND

                                                                  CLASS B SHARES                             CLASS C SHARES
                                          --------------------------------------------------------------   ------------------
                                                   YEAR ENDED DECEMBER 31,            SEPTEMBER 1, 1993*    AUGUST 4, 1997*
                                          -----------------------------------------           TO                   TO
                                           1997           1996      1995      1994    DECEMBER 31, 1993    DECEMBER 31, 1997
                                          -------        -------   -------   ------   ------------------   ------------------
Net asset value, beginning of period....  $  8.19        $  8.31   $  7.78   $ 8.61         $ 8.71              $  8.30
Income from investment operations:
 Net investment income..................     0.36           0.37      0.39     0.39           0.14                 0.15
 Net gains (losses) on securities (both
   realized and unrealized).............     0.17          (0.13)     0.54    (0.78)          0.01                 0.04
                                          -------        -------   -------   ------         ------              -------
 Total from investment operations.......     0.53           0.24      0.93    (0.39)          0.15                 0.19
                                          -------        -------   -------   ------         ------              -------
Less distributions:
 Dividends from net investment income...    (0.36)         (0.36)    (0.37)   (0.38)         (0.13)               (0.14)
 Distributions from net realized capital
   gains................................       --             --        --    (0.03)         (0.11)                  --
 Returns of capital.....................       --             --     (0.03)   (0.03)         (0.01)                  --
                                          -------        -------   -------   ------         ------              -------
 Total distributions....................    (0.36)         (0.36)    (0.40)   (0.44)         (0.25)               (0.14)
                                          -------        -------   -------   ------         ------              -------
Net asset value, end of period..........  $  8.36        $  8.19   $  8.31   $ 7.78         $ 8.61              $  8.35
                                          =======        =======   =======   ======         ======              =======
Total return(a).........................     6.59%          2.99%    12.14%   (4.57)%         1.95%                2.36%
                                          =======        =======   =======   ======         ======              =======
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).............................  $47,185        $33,770   $21,478   $9,175         $2,319              $   825
                                          =======        =======   =======   ======         ======              =======
 Ratio of expenses to average net
   assets(b)............................     1.66%(c)(d)    1.61%     1.68%    1.67%          1.65%(e)             1.67%(c)(d)(e)
                                          =======        =======   =======   ======         ======              =======
 Ratio of net investment income to
   average net assets(b)................     4.38%(c)       4.49%     4.46%    4.83%          4.91%(e)             4.37%(c)(e)
                                          =======        =======   =======   ======         ======              =======
 Portfolio turnover rate................       24%            26%       36%      43%            24%                  24%
                                          =======        =======   =======   ======         ======              =======

---------------
(a) Total returns do not deduct contingent deferred sales charges and are not annualized for periods of less than one year.
(b) Ratios of expenses and net investment income to average daily net assets prior to expense reimbursements are 1.77%, 1.84% and 3.08% (annualized) and 4.37%, 4.66% and 3.48% (annualized) for 1995-1993, respectively.
(c) Ratios are based on average net assets of $39,861,298 and $367,550, respectively, for Class B and Class C shares.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e)  Annualized.
 * Date sales commenced.

                             AIM SELECT GROWTH FUND

                                                                   CLASS B SHARES                                CLASS C SHARES
                                        --------------------------------------------------------------------   ------------------
                                                    YEAR ENDED DECEMBER 31,               SEPTEMBER 1, 1993*    AUGUST 4, 1997*
                                        -----------------------------------------------           TO                   TO
                                          1997            1996        1995       1994     DECEMBER 31, 1993    DECEMBER 31, 1997
                                        --------        --------    --------    -------   ------------------   -----------------
Net asset value, beginning of
 period...............................  $  14.32        $  12.77    $  10.21    $ 11.31        $ 12.83              $ 17.65
Income from investment operations:
 Net investment income (loss).........     (0.13)(a)       (0.05)      (0.08)(a)   (0.06)        (0.01)               (0.04)(a)
 Net gains (losses) on securities
   (both realized and unrealized).....      2.72            2.28        3.43      (0.61)         (0.14)               (0.70)
                                        --------        --------    --------    -------        -------              -------
 Total from investment operations.....      2.59            2.23        3.35      (0.67)         (0.15)               (0.74)
                                        --------        --------    --------    -------        -------              -------
Less distributions:
 Distributions from net realized
   capital gains......................     (1.93)          (0.68)      (0.79)     (0.43)         (1.37)               (1.93)
                                        --------        --------    --------    -------        -------              -------
 Total distributions..................     (1.93)          (0.68)      (0.79)     (0.43)         (1.37)               (1.93)
                                        --------        --------    --------    -------        -------              -------
Net asset value, end of period........  $  14.98        $  14.32    $  12.77    $ 10.21        $ 11.31              $ 14.98
                                        ========        ========    ========    =======        =======              =======
Total return(b).......................     18.50%          17.60%      33.00%     (5.88)%        (0.92)%              (3.86)%
                                        ========        ========    ========    =======        =======              =======
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted)...........................  $356,186        $280,807    $138,034    $38,448        $11,053              $ 1,189
                                        ========        ========    ========    =======        =======              =======
 Ratio of expenses to average net
   assets.............................      1.99%(c)(d)     2.03%       2.13%      2.18%          1.91% (e)            1.95%(f)(g)
                                        ========        ========    ========    =======        =======              =======
 Ratio of net investment income (loss)                                                                                     f
   to average net assets..............     (0.82)%(c)      (0.39)%     (0.65)%    (0.94)%        (0.72)%(e)            0.77%(f)
                                        ========        ========    ========    =======        =======              =======
 Portfolio turnover rate..............       110%             97%         87%       201%           192%                 110%
                                        ========        ========    ========    =======        =======              =======
 Average broker commission rate
   paid(h)............................  $ 0.0568        $ 0.0621         N/A        N/A            N/A              $0.0568
                                        ========        ========    ========    =======        =======              =======

---------------
(a)  Calculated using average shares outstanding.
(b) Total returns do not deduct contingent deferred sales charges and are not annualized for periods of less than one year.
(c)  Ratios are based on average net assets of $328,478,309 for Class B shares.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e)  Annualized.
(f) Ratios are annualized and based on average net assets of $625,699 for Class C shares.
(g) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.94%.
(h) The average commission rate paid is the total brokerage commission paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold, which is required to be disclosed for fiscal year beginning September 1, 1995 and thereafter.
 * Date sales commenced.

                                 AIM VALUE FUND

                                                                 CLASS B SHARES                                 CLASS C SHARES
                                    -------------------------------------------------------------------------  -----------------
                                                   YEAR ENDED DECEMBER 31,                  OCTOBER 18, 1993*   AUGUST 4, 1997*
                                    -----------------------------------------------------          TO                 TO
                                       1997              1996         1995         1994     DECEMBER 31, 1993  DECEMBER 31, 1997
                                    ----------        ----------   ----------    --------   -----------------  -----------------
Net asset value, beginning of
 period...........................  $    28.92        $    26.65   $    21.13    $  20.82        $ 21.80           $ 35.60
Income from investment operations:
 Net investment income............       (0.07)             0.20(a)     (0.01)         --           0.02             (0.01)
 Net gains (losses) on securities
   (both realized and
   unrealized)....................        6.68              3.38         7.12        0.51          (0.21)            (0.05)
                                    ----------        ----------   ----------    --------        -------           -------
 Total from investment
   operations.....................        6.61              3.58         7.11        0.51          (0.19)            (0.06)
                                    ----------        ----------   ----------    --------        -------           -------
Less distributions:
 Dividends from net investment
   income.........................          --             (0.21)          --          --          (0.02)               --
 Distributions from net realized
   capital gains..................       (3.64)            (1.10)       (1.59)      (0.20)         (0.77)            (3.64)
                                    ----------        ----------   ----------    --------        -------           -------
 Total distributions..............       (3.64)            (1.31)       (1.59)      (0.20)         (0.79)            (3.64)
                                    ----------        ----------   ----------    --------        -------           -------
Net asset value, end of period....  $    31.89        $    28.92   $    26.65    $  21.13        $ 20.82           $ 31.90
                                    ==========        ==========   ==========    ========        =======           =======
Total return(b)...................       22.96%            13.57%       33.73%       2.46%         (0.74)%           (0.08)%
                                    ==========        ==========   ==========    ========        =======           =======
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).......................  $6,831,796        $4,875,933   $2,860,531    $680,119        $63,215           $32,900
                                    ==========        ==========   ==========    ========        =======           =======
 Ratio of expenses to average net
   assets(c)......................        1.85%(d)(e)       1.94%        1.94%       1.90%          1.85%(f)          1.84%(d)(e)(f)
                                    ==========        ==========   ==========    ========        =======           =======
 Ratio of net investment income
   (loss) to average net
   assets(c)......................       (0.24)%(d)         0.82%       (0.08)%      0.00%         (0.46)%(f)        (0.23)%(d)(f)
                                    ==========        ==========   ==========    ========        =======           =======
 Portfolio turnover rate..........         137%              126%         151%        127%           177%              137%
                                    ==========        ==========   ==========    ========        =======           =======
 Average broker commission rate
   paid(g)........................  $   0.0481        $   0.0436          N/A         N/A            N/A           $0.0481
                                    ==========        ==========   ==========    ========        =======           =======

---------------

(a) Calculated using average shares outstanding.
(b) Total returns do not deduct contingent deferred sales charges and are not annualized for periods of less than one year.
(c) The ratios of expenses to average net assets prior to waiver of advisory fees were 1.87%, 1.96% and 1.96%, for 1997-1995, respectively, for Class B shares, and 1.86% for 1997 for Class C shares. The ratio of net investment income (loss) to average net assets prior to waiver of advisory fees were (0.26)%, 0.81% and (0.09%), for 1997-1995, respectively, for Class B shares and (0.25)% for 1997 for Class C shares.
(d) Ratios are based on average net assets of $5,962,133,311 for Class B and $15,391,746 for Class C, respectively.
(e) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same for Class B shares, and 1.83% for Class C shares.
(f) Annualized.
(g) The average commission rate paid is the total brokerage commission paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.
 *  Date sales commenced.

  The following per share data, ratios and supplemental data for the Class A shares, Class B shares and AIM Cash Reserve Shares of AIM MONEY MARKET FUND for the years ended December 31, 1997, 1996, 1995 and 1994 and the period October 16, 1993 (date operations commenced) through December 31, 1993, and for the Class C shares for the period August 4, 1997 (date sales commenced) through December 31, 1997, have been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report on the Fund's financial statements and related notes appears in the Statement of Additional Information. This information should be read in conjunction with the financial statements of AIM MONEY MARKET FUND included in the Statement of Additional Information.

 AIM MONEY MARKET FUND -- CLASS A, CLASS B, CLASS C AND AIM CASH RESERVE SHARES

                                                                 CLASS A SHARES
                                          -------------------------------------------------------------
                                                                                           OCTOBER 16,
                                                     YEAR ENDED DECEMBER 31,                 1993 TO
                                          ----------------------------------------------   DECEMBER 31,
                                            1997            1996       1995       1994         1993
                                          --------        --------   --------   --------   ------------
Net asset value, beginning of period....  $   1.00        $   1.00   $   1.00   $   1.00     $   1.00
Income from investment operations:
 Net investment income..................    0.0453          0.0433     0.0495     0.0337       0.0048
                                          --------        --------   --------   --------     --------
Less distributions:
 Dividends from net investment income...   (0.0453)        (0.0433)   (0.0495)   (0.0337)     (0.0048)
                                          --------        --------   --------   --------     --------
Net asset value, end of period..........  $   1.00        $   1.00   $   1.00   $   1.00     $   1.00
                                          ========        ========   ========   ========     ========
Total return(a).........................      4.63%           4.42%      5.06%      3.43%        2.27%
                                          ========        ========   ========   ========     ========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).............................  $376,012        $287,905   $221,487   $148,886     $ 81,460
                                          ========        ========   ========   ========     ========
 Ratio of expenses to average net
   assets...............................      1.05%(b)(c)     1.07%      1.03%      0.97%(d)     1.00%(d)(e)
                                          ========        ========   ========   ========     ========
 Ratio of net investment income to
   average net assets...................      4.55%(b)        4.34%      4.91%      3.53%(d)     2.27%(d)(e)
                                          ========        ========   ========   ========     ========


                                          CLASS B SHARES
                                          --------

                                          YEAR ENDED DECEMBER 31,
                                          --------
                                            1997
                                          --------
Net asset value, beginning of period....  $   1.00
Income from investment operations:
 Net investment income..................    0.0378
                                          --------
Less distributions:
 Dividends from net investment income...   (0.0378)
                                          --------
Net asset value, end of period..........  $   1.00
                                          ========
Total return(a).........................      3.84%
                                          ========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).............................  $116,058
                                          ========
 Ratio of expenses to average net
   assets...............................      1.80%(b)(c)
                                          ========
 Ratio of net investment income to
   average net assets...................      3.80%(b)
                                          ========

                                                                                             CLASS C
                                                                                              SHARES
                                                       CLASS B SHARES
                                          ---------------------------------------------     AUGUST 4,         --------
                                                                           OCTOBER 16,         1997*
                                           YEAR ENDED DECEMBER 31,           1993 to           to
                                          ------------------------------   DECEMBER 31,    DECEMBER 31,       --------
                                            1996       1995       1994         1993            1997             1997
                                          --------   --------   --------   ------------    ------------       --------
Net asset value, beginning of period....  $   1.00   $   1.00   $   1.00     $   1.00        $   1.00         $   1.00
Income from investment operations:
 Net investment income..................    0.0360     0.0419     0.0259       0.0032          0.0158           0.0456
                                          --------   --------   --------     --------        --------         --------
Less distributions:
 Dividends from net investment income...   (0.0360)   (0.0419)   (0.0259)     (0.0032)        (0.0158)         (0.0456)
                                          --------   --------   --------     --------        --------         --------
Net asset value, end of period..........  $   1.00   $   1.00   $   1.00     $   1.00        $   1.00         $   1.00
                                          ========   ========   ========     ========        ========         ========
Total return(a).........................      3.66%      4.27%      2.62%        1.51%           3.92%            4.66%
                                          ========   ========   ========     ========        ========         ========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).............................  $ 91,148   $ 69,857   $ 33,999     $  1,289        $  8,287         $344,117
                                          ========   ========   ========     ========        ========         ========
 Ratio of expenses to average net
   assets...............................      1.81%      1.78%      1.78%(f)     1.75%(e)(f)     1.80%(b)(c)(e)   1.05%(b)(c)
                                          ========   ========   ========     ========        ========         ========
 Ratio of net investment income to
   average net assets...................      3.60%      4.14%      3.14%(f)     1.54%(e)(f)     3.80%(b)(c)      4.55%(b)
                                          ========   ========   ========     ========        ========         ========


                                                   AIM CASH RESERVE SHARES
                                          ---------------------------------------------
                                                                           OCTOBER 16,
                                           YEAR ENDED DECEMBER 31,           1993 to
                                          ------------------------------   DECEMBER 31,
                                            1996       1995       1994         1993
                                          --------   --------   --------   ------------
Net asset value, beginning of period....  $   1.00   $   1.00   $   1.00     $   1.00
Income from investment operations:
 Net investment income..................    0.0433     0.0493     0.0337       0.0048
                                          --------   --------   --------     --------
Less distributions:
 Dividends from net investment income...   (0.0433)   (0.0493)   (0.0337)     (0.0048)
                                          --------   --------   --------     --------
Net asset value, end of period..........  $   1.00   $   1.00   $   1.00     $   1.00
                                          ========   ========   ========     ========
Total return(a).........................      4.41%      5.04%      3.42%        2.27%
                                          ========   ========   ========     ========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).............................  $315,470   $293,450   $359,952     $241,778
                                          ========   ========   ========     ========
 Ratio of expenses to average net
   assets...............................      1.08%      1.04%      0.99%(g)     1.00%(e)(g)
                                          ========   ========   ========     ========
 Ratio of net investment income to
   average net assets...................      4.32%      4.92%      3.49%(g)     2.27%(e)(g)
                                          ========   ========   ========     ========

---------------

(a) Does not deduct sales charges or contingent deferred sales charges, where applicable, and are annualized for periods less than one year.
(b) Ratios are based on average daily net assets as follows: Class A
    Shares - $340,257,685, Class B Shares - $119,512,069, Class C
    Shares - $5,256,063 and AIM Cash Reserve Shares - $372,492,695.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) Ratios of expenses and net investment income to average daily net assets prior to waiver of advisory fees are 1.06% and 3.44% for 1994 and 1.20% (annualized) and 2.07% (annualized) for 1993.
(e) Annualized.
(f) Ratios of expenses and net investment income to average daily net assets prior to waiver of advisory fees are 1.87% and 3.05% for 1994 and 1.95% (annualized) and 1.34% (annualized) for 1993.
(g) Ratios of expenses and net investment income to average daily net assets prior to waiver of advisory fees are 1.08% and 3.40% for 1994 and 1.20% (annualized) and 2.07% (annualized) for 1993.
 *  Date sales commenced.

--------------------------------------------------------------------------------

PERFORMANCE

  All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Funds. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

  Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

  A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the maximum offering price per share for Class A shares and net asset value per share for Class B shares and Class C shares, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND.

  Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in a Fund. A tax-equivalent yield is calculated in the same manner as the standard yield with an adjustment for a stated, assumed tax rate. AIM MUNICIPAL BOND FUND may also demonstrate the effect of such tax-equivalent adjustments generally by comparing various yield levels with their corresponding tax-equivalent yields, given a stated tax rate.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such practices will have the effect of increasing that Fund's yield and total return. The performance of each Fund will vary from time to time and past results are not necessarily representative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.

--------------------------------------------------------------------------------

ABOUT THE FUNDS

  The Funds are separate series of shares of the Trust, a Delaware business trust established on May 5, 1993 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company (see "Organization of the Trust"). Each Fund has its own investment objective(s) and policies designed to meet specific investment goals, operates as a diversified portfolio and intends to be treated as a regulated investment company for federal income tax purposes.

  Each Fund invests in securities of different issuers and industry classifications (with the exception of AIM GLOBAL UTILITIES FUND which concentrates its investments in the utilities industry) in an attempt to spread and reduce the risks inherent in all investing. Each Fund continuously offers new shares for sale to the public, and stands ready to redeem its outstanding shares for cash at net asset value (subject, in certain circumstances, to a contingent deferred sales charge). See "How to Redeem Shares." AIM, the investment advisor for each Fund, continuously reviews and, from time to time, changes the portfolio holdings of each of the Funds in pursuit of each Fund's objective(s).

--------------------------------------------------------------------------------

INVESTMENT PROGRAMS

  The investment objective(s) of each Fund, except AIM HIGH YIELD FUND, are deemed to be fundamental policies which may not be changed without the approval of a majority of the Fund's outstanding shares (within the meaning of the 1940
Act). The Board of Trustees on behalf of AIM HIGH YIELD FUND is permitted to change the investment objective of that Fund without shareholder approval; however, shareholders will receive prior notice of any change in that Fund's investment objective. Individuals considering the purchase of shares of any Fund should recognize that there are risks in the ownership of any security and that no assurance can be given that any particular Fund will attain its investment objective(s).

  AIM BALANCED FUND. The Fund's objective is to achieve as high a total return to investors as possible, consistent with preservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds. Although equity securities will be purchased primarily for capital appreciation and fixed income securities will be purchased primarily for income purposes, income and capital appreciation potential will be considered in connection with all investments. The Fund normally will have a minimum of 30% and a maximum of 70% of its total assets invested in equity securities and a minimum of 30% and a maximum of 70% of its total assets invested in (non-convertible) fixed income securities. Most of such fixed income securities will be rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Services ("S&P") or, if unrated, deemed to be of comparable quality by AIM, although the Fund may invest to a limited extent in lower-rated securities. The fixed income securities in which the Fund invests may include U.S. Government obligations, mortgage-backed securities, asset-backed securities, bank obligations, corporate debt obligations and unrated obligations, including those of foreign issuers. The Fund may, in pursuit of its objective, invest up to 10% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P (or a comparable rating of any other nationally recognized statistical rating organizations "NRSROs") or unrated securities determined by AIM to be of comparable quality. These types of non-investment grade debt securities are commonly known as "junk bonds." During 1997, the Fund invested less than 5% of its net assets in below investment grade debt securities. See "Certain Investment Strategies and Policies -- Risk Factors Regarding Non-Investment Grade Debt Securities" for more information concerning the risk factors associated with investing in such securities.

  The Fund may also invest up to 25% of its total assets in convertible securities. Compliance with all of the above percentage requirements may limit the ability of the Fund to maximize total return. The actual percentage of the assets invested in equity and fixed income securities will vary from time to time, depending on the judgment of AIM as to general market and economic conditions and trends, yields and interest rates and changes in fiscal and monetary policies.

  AIM GLOBAL UTILITIES FUND. The Fund's objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies. Under normal circumstances, at least 65% of the Fund's total assets will be invested in securities of public utility companies (either domestic or foreign). Public utility companies include companies that provide electricity, natural gas or water and other sanitary services to the public, and telephone or telegraph companies, and other companies providing public communications services. The Fund may also invest in developing utility technology companies and in holding companies which derive a substantial portion of their revenues from utility-related activities. Generally, a holding company will be considered to derive a substantial portion of its revenues from utility-related activities if such activities account for at least 40% of its revenues. The Fund may invest up to 25% of its total assets in convertible securities. When AIM deems it appropriate, the Fund may purchase bonds issued by the above types of companies, although investments in non-convertible bonds will not exceed 25% of the Fund's total assets. The Fund may invest up to 10% of its total assets in bonds rated lower than Baa by Moody's or BBB by S&P (or comparable ratings by other NRSROs) or unrated bonds which AIM determines to be of comparable quality. During 1997, the Fund invested less than 5% of its net assets in below investment grade debt securities. See "Certain Investment Strategies and Policies -- Risk Factors Regarding Non-Investment Grade Debt Securities" for more information concerning the risk factors associated with investing in such securities.

  The Fund may invest up to 80% of its total assets in foreign securities, including investments in American Depositary Receipts, European Depositary Receipts and other securities representing underlying securities of foreign issuers. Under normal market conditions, the Fund will be invested in securities of issuers located in at least four countries, one of which will be the United States, although for temporary defensive purposes it may invest 100% of its total assets in securities of United States issuers. In some foreign countries, utility companies are partially owned by government agencies. In some cases, foreign government agencies may have significant investments in businesses other than utility companies. Also, investments in securities of foreign issuers may involve other risks which are not ordinarily associated with investments in domestic issuers (see "Certain Investment Strategies and Policies -- Investments in Foreign Securities").

  In addition, investors should also be aware that the Fund may invest in companies located within emerging or developing countries. An "emerging or developing country" is a country in the initial stages of its industrial cycle. Investments in emerging or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Such countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that markets of emerging or developing countries have been more volatile than the markets of more mature economies; such markets have also from time to time provided higher rates of return and greater risks to investors. AIM believes that these characteristics of emerging or developing countries can be expected to continue in the future.

  A portfolio of utility company securities is subject to a different degree of volatility than a more broadly diversified portfolio. Economic, operational or regulatory changes that affect utility companies will have a material impact upon the value of the securities that the Fund owns. Events that have no direct connection with companies whose securities are owned by the Fund may affect the prices of those securities, such as emergencies involving nuclear power plants. Moreover, a portfolio of utilities industry securities is subject to the risks unique to that industry, such as inflationary or other cost increases in fuel and operating expenses, possible increases in the interest costs of loans needed for capital construction programs, compliance with environmental regulations, possible adverse changes in the regulatory climate and availability of fuel sources. A description of the utilities industry is contained in the Statement of Additional Information.

  AIM HIGH YIELD FUND. The Fund's objective is to achieve a high level of current income by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high risk" securities (commonly referred to as junk bonds).

  The Fund seeks high income principally by purchasing securities that are rated Baa, Ba or B by Moody's or BBB, BB or B by S&P, or securities of comparable quality in the opinion of AIM that are either unrated or rated by other NRSROs. The Fund may also hold, from time to time, securities rated Caa by Moody's or CCC by S&P, or, if unrated or rated by other NRSROs, securities of comparable quality as determined by AIM. It should be noted, however, that achieving the Fund's investment objective may be more dependent on the credit analysis of AIM, and less on that of credit rating agencies, than may be the case for funds that invest in more highly rated bonds. At least 80% of the value of the Fund's total assets will be invested in debt securities, including convertible debt securities, and/or cash and cash equivalents. At least 65% of the value of the Fund's assets will be invested in high yield debt securities. The Fund may also invest in preferred stocks.

  For a breakdown of the quality ratings of the Fund's investments as of December 31, 1997, see the chart on page 23.

  While the securities held by the Fund are expected to provide greater income and, possibly, opportunity for greater gain than investments in more highly rated securities, they may be subject to greater risk of loss of income and principal and are more speculative in nature. The Fund's yield and the net asset value of its shares may be expected to fluctuate over time. Therefore, an investment in the Fund may not be appropriate for some investors and should not constitute a complete investment program for others. See "Certain Investment Strategies and Policies -- Risk Factors Regarding Non-Investment Grade Debt Securities."

  The Fund may invest in both illiquid securities and securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. See "Certain Investment Strategies and
Policies -- Illiquid Securities" for further information regarding such investments.

  AIM INCOME FUND. The Fund's objective is to achieve a high level of current income consistent with reasonable concern for safety of principal, by investing primarily in fixed rate corporate debt, U.S. Government obligations and U.S. Government Agency Mortgage-Backed Securities. The Fund may also invest in preferred stock issues and convertible corporate debt. In selecting portfolio securities the Fund will, in accordance with its concern for safety of principal, consider individual credit risks, but shareholders should recognize that the market value of even high quality long-term fixed rate securities will fluctuate with changes in interest rate levels. The percent of the Fund's assets in various types of securities will vary in light of the Fund's investment objective and existing market conditions.

  The Fund may invest up to 40% of its total assets in securities issued by foreign entities. Purchases of foreign securities which are payable in foreign currencies will be affected either favorably or unfavorably by changes in the value of the foreign currencies against the U.S. dollar. Investing in foreign securities payable in foreign currencies carries increased risk to the Fund (see "Certain Investment Strategies and Policies -- Investments in Foreign Securities" and " -- Foreign Exchange Transactions"). The Fund will maintain less than 35% of its net assets in debt securities rated below Baa/BBB by Moody's or S&P (or comparable ratings by other NRSROs) or unrated securities determined by AIM to be of comparable quality. These types of non-investment grade debt securities are commonly known as "junk bonds." See "Certain Investment Strategies and Policies -- Risk Factors Regarding Non-Investment Grade Debt Securities."

  For a breakdown of the quality ratings of the Fund's investments as of December 31, 1997, see the chart on page 23.

  Ordinarily, the Fund does not purchase securities with the intention of engaging in short-term trading. However, any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent in light of the Fund's investment objectives, regardless of the holding period of that security. The Fund will not necessarily dispose of a security because of a reduction in rating. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. See "Dividends, Distributions and Tax Matters."

  AIM INTERMEDIATE GOVERNMENT FUND. The Fund's objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing, under normal circumstances, at least 65% of its total assets in debt securities issued, guaranteed or otherwise backed by the United States Government. The Government securities which may be purchased by the Fund include but are not limited to (1) U.S. Treasury obligations such as Treasury Bills (maturities of one year or less), Treasury Notes (maturities of one to ten years) and Treasury Bonds (generally maturities of greater than ten years) and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities ("Agency Securities") which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, such as obligations of the Government National Mortgage Association ("GNMA"), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, such as obligations of the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Banks and the U.S. Postal Service, or (c) the credit of the agency or instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation ("FHLMC") and Federal Farm Credit System. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. Accordingly, such securities may involve risk of loss of principal and interest; however, historically there have not been any defaults of such issues. For a listing of some of the types of Agency Securities in which the Fund may invest, see Appendix B to this Prospectus. The Fund may also invest in U.S. Government Agency Mortgage-Backed Securities. Mortgage-backed securities consist of interests in underlying mortgages with maturities of up to thirty years.

  The Fund purchases primarily fixed-rate securities, including but not limited to high coupon U.S. Government Agency Mortgage-Backed Securities, which provide a higher coupon at the time of purchase than the then prevailing market rate yield. The prices of high coupon U.S. Government Agency Mortgage-Backed Securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing. The Fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce the market value of and income from such securities, while a slower prepayment rate will tend to increase the market value of and income from such securities.

  The composition and weighted average maturity of the Fund's portfolio will vary from time to time, based upon AIM's determination of how best to achieve the Fund's investment objective. The Fund may invest in Government securities of all maturities, short-term, intermediate-term and long-term. The Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years. This policy regarding portfolio maturity is a non-fundamental policy of the Fund.

  AIM MONEY MARKET FUND. The Fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund intends to invest in money market instruments such as bankers' acceptances, certificates of deposit, repurchase agreements, master notes, time deposits, taxable municipal securities and commercial paper, all of which will be denominated in U.S. dollars (referred to collectively as "Money Market Instruments") and U.S. Government direct obligations and U.S. Government agencies' securities. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. Certain types of Money Market Instruments are briefly described in Appendix A to this Prospectus and in the Statement of Additional Information.

  The Fund may invest in other types of Money Market Instruments not prohibited by its investment restrictions, if approved by the trustees. The Fund will not invest in instruments maturing more than 397 days from the date of investment, and will maintain a dollar-weighted average portfolio maturity of 90 days or less.

  The Fund will limit investments in Money Market Instruments to those which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, or that are issued by a registered investment company that is a money market fund or are government securities.

  The Fund must also comply with the requirements of Rule 2a-7 under the 1940 Act, which govern the operations of money market funds and may be more restrictive than the Fund's restrictions. If any of the Fund's policies and restrictions are more restrictive than Rule 2a-7, such policies and restrictions will be followed.

  The Fund will normally hold portfolio securities to maturity but may dispose of such securities prior to maturity if AIM believes such disposition advisable. Investing in Money Market Instruments of short maturity and/or actively managing its portfolio will result in a large number of transactions, but since the costs of these transactions are small, they are not expected to have a significant effect on net asset value or yield.

  AIM MUNICIPAL BOND FUND. The Fund's objective is to achieve a high level of current income exempt from federal income taxes consistent with the preservation of principal by investing in a diversified portfolio of municipal bonds. These investments may include obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest from which, in the opinion of bond counsel, is exempt from federal income tax.

  Municipal bonds include debt obligations of varying maturities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the lending of such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds"). Such obligations are considered to be municipal bonds appropriate for investment by the Fund, provided that the interest paid thereon, in the opinion of bond counsel, is exempt from federal income taxes. As used in this Prospectus and the Statement of Additional Information, interest which is "tax-exempt" or "exempt from federal income taxes" means interest on municipal bonds which is excluded from gross income for federal income tax purposes, but which may give rise to federal alternative minimum tax liability. The principal and interest payments on private activity bonds (such as industrial development or pollution control bonds) are the responsibility of the industrial user and, therefore, are not backed by the taxing power of the issuing municipality. Such obligations are included within the term municipal bonds if the interest paid thereon qualifies for exemption from federal income tax, but the interest on private activity bonds will be considered to be an item of preference for purposes of alternative minimum tax liability under the Internal Revenue Code of 1986, as amended (the "Code"). See "Tax Matters" in the Statement of Additional Information. The Fund will invest at least 80% of its total invested assets in securities that do not pay interest subject to federal income taxes and that do not constitute an item of preference for purposes of the alternative minimum tax. Securities in which the Fund invests may be insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its total assets in securities insured by the same insurance company.

  In addition, the Fund will invest at least 80% of its total invested assets in municipal bonds. At least 80% of the Fund's total assets will be invested in municipal securities rated within the four highest ratings of Moody's, S&P or any other NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities. During 1997, the Fund invested less than 5% of its net assets in below investment grade debt securities. See "Certain Investment Strategies and Policies -- Risk Factors Regarding Non-Investment Grade Debt Securities" for more information concerning the risk factors associated with investing in such securities.

  Since the Fund invests primarily in municipal obligations, the marketability and market value of these obligations may be affected by certain constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives as well as regional economies. The ability of the Fund to achieve its objective is affected by the ability of municipal issuers to meet their payment obligations. Problems which may arise in the foregoing areas and which are not resolved could adversely affect the various municipal issuers' abilities to meet their financial obligations.

  The Fund may invest in short-term obligations, including taxable investments, to establish a defensive position in anticipation of a market decline with a corresponding rise in interest rates. Such short-term obligations include notes issued by or on behalf of municipal issuers, obligations of the U.S. Government, its agencies or instrumentalities, instruments of domestic banks, domestic commercial paper and other cash equivalent investments. Interest income from certain short-term holdings may be taxable to shareholders as ordinary income.

  AIM SELECT GROWTH FUND. The Fund's objective is to achieve long-term growth of capital by investing primarily in the common stocks of established medium- to large-size companies with prospects for above-average, long-term earnings growth. Realization of current income is an incidental consideration.

  It is anticipated that common stocks will be the principal form of investment by the Fund, and that the Fund's portfolio will include securities of three basic categories: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, (2) "earnings acceleration" companies, which AIM believes are currently enjoying a dramatic increase in profits, and
(3) companies whose securities are judged by AIM to be undervalued relative to
(i) the issuing company's current or projected earnings, (ii) current market values of the issuing company's assets, or (iii) the equity market generally.

  AIM VALUE FUND. The Fund's objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective and would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio. The Fund should not be purchased by those who seek income as their primary investment objective.

  In addition to the securities described above, the Fund may also acquire preferred stocks and debt instruments having prospects for growth of capital. Although these different types of securities can be expected to generate amounts of income to satisfy the Fund's secondary objective, they will be purchased for their potential for growth of capital.

  The primary emphasis of AIM's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values.

  Because AIM VALUE FUND invests in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing such securities, investors should carefully assess the risks associated with an investment in the Fund.

  PORTFOLIO RATINGS. During 1997, the percentage of average annual assets of AIM HIGH YIELD FUND and AIM INCOME FUND, calculated on a dollar weighted basis, which was invested in securities within the various rating categories (based on the higher of Standard and Poor's Corporation and Moody's Investors Service, Inc. ratings as described in Appendix C), and in unrated securities determined to be of comparable quality, was as follows:

                                                               AIM HIGH         AIM INCOME
                                                              YIELD FUND           FUND
                                                              ----------        ----------
AAA/Aaa.....................................................     5.94%            14.01%
AA/Aa.......................................................     0.01%            10.79%
A/A.........................................................     1.34%            20.73%
BBB/Baa.....................................................     0.36%            22.09%
BB/Ba.......................................................    11.13%            11.22%
B/B.........................................................    60.58%            11.70%
CCC/Caa.....................................................    12.22%             0.37%
CC/Ca.......................................................     0.21%                0%
C/C.........................................................        0%                0%
Not rated...................................................     8.21%             3.09%
                                                                ------            ------
     Total Average Annual Assets............................      100%              100%

--------------------------------------------------------------------------------

CERTAIN INVESTMENT STRATEGIES AND POLICIES

  In pursuit of its objectives and policies, one or more of the Funds may employ one or more of the following strategies in order to enhance investment results:

  CASH MANAGEMENT AND TEMPORARY DEFENSIVE INVESTMENTS. A portion of each Fund's assets may be held from time to time in cash, repurchase agreements, commercial paper, taxable municipal securities or other Money Market Instruments when such positions are deemed advisable in light of economic conditions or for daily cash management purposes. In addition, each of the Funds may invest for temporary defensive purposes all or a substantial portion of its assets in the foregoing types of investments, although AIM MONEY MARKET FUND invests exclusively in Money Market Instruments. None of the Funds (except AIM MONEY MARKET FUND) is limited to investing in Money Market Instruments which are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act. To the extent that a Fund (other than AIM MONEY MARKET FUND) invests in the foregoing types of investments, its ability to achieve its investment objective may be adversely affected.

  SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. (All Funds). Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

  Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must en-gage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such securities declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent liquid assets are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets. For a more complete description of when-issued securities and delayed delivery transactions see the Statement of Additional Information.

  DOLLAR ROLL TRANSACTIONS. (AIM INCOME FUND and AIM INTERMEDIATE GOVERNMENT FUND only.) In order to enhance portfolio returns and manage prepayment risks, AIM INCOME FUND and AIM INTERMEDIATE GOVERNMENT FUND may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

  Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. A Fund will not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. For further information regarding reverse repurchase agreements see the Statement of Additional Information.

  BORROWING. Each of the Funds may borrow money to a limited extent from banks (including the Funds' custodian bank) for temporary or emergency purposes subject to the limitations under the 1940 Act. The Funds will restrict borrowings, reverse repurchase agreements and dollar roll transactions to an aggregate of 33- 1/3% of each Fund's respective total assets at the time of the transaction. None of the Funds will purchase additional securities when borrowings exceed 5% of its respective total assets.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. Each of the Funds is permitted to invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

  STOCK INDEX FUTURES CONTRACTS AND RELATED OPTIONS. (AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND ("Equity Funds")). INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS. (AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND and AIM MUNICIPAL BOND FUND ("Debt Funds")). Each of the Equity Funds may purchase and sell stock index futures contracts or purchase and sell options thereon in order to hedge the value of their respective portfolios against changes in market conditions. Similarly, each of the Debt Funds may purchase and sell interest rate futures contracts or purchase and sell options thereon in order to hedge the value of their respective portfolios against changes in market conditions. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar or other currency amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. An interest rate futures contract is an agreement between two parties to buy and sell a debt security for a set price on a future date. Generally, a Fund may elect to close a position in a futures contract by taking an opposite position which will operate to terminate the Fund's position in the futures contract.

  There are risks associated with investments in stock index futures contracts, interest rate futures contracts, and options on such contracts. During certain market conditions, purchases and sales of futures contracts may not completely offset a decline or rise in the value of a Fund's portfolio. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's portfolio may differ substantially from the changes anticipated by the Fund when hedged positions were established and unanticipated price movements in a futures contract may result in a loss substantially greater than a Fund's initial investment in such contract. Successful use of futures contracts and related options is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct.

  No Fund may purchase or sell futures contracts or purchase or sell related options if, immediately thereafter, the sum of the amount of margin deposits and premiums on open positions with respect to futures contracts and related options would exceed 5% of the mar-ket value of a Fund's total assets. See the Statement of Additional Information for a description of a Fund's investments in futures contracts and options on futures contracts, including certain additional risks.

  ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets (10% of the net assets of AIM MONEY MARKET FUND) in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. The Trust's Board of Trustees is responsible for developing and establishing guidelines and procedures for determining the liquidity of Rule 144A restricted securities on behalf of the Funds and monitoring AIM's implementation of the guidelines and procedures.

  RISK FACTORS REGARDING NON-INVESTMENT GRADE DEBT SECURITIES. AIM HIGH YIELD FUND, and to a lesser extent AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM INCOME FUND and AIM MUNICIPAL BOND FUND, seek to meet their respective investment objectives by investing in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the above-named Funds, and increased issuer defaults on junk bonds.

  In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

  The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category.

  When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the trustees to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

  In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

  INVESTMENTS IN FOREIGN SECURITIES. (All Funds except AIM INTERMEDIATE GOVERNMENT FUND and AIM MUNICIPAL BOND FUND). Each Fund may invest up to 25% of its total assets (up to 20% for AIM BALANCED FUND, 40% for AIM INCOME FUND, 50% for AIM MONEY MARKET FUND and 80% for AIM GLOBAL UTILITIES FUND) in foreign securities, although AIM MONEY MARKET FUND may only invest in foreign securities denominated in U.S. dollars. To the extent it invests in securities denominated in foreign currencies, each Fund bears the risks of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. Each Fund (other than AIM MONEY MARKET FUND) may invest in securities of foreign issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers, and such investments are treated as foreign securities for purposes of percentage limitations on investments in foreign securities. For a discussion of the risks pertaining to investments in foreign securities. See "Risk Factors Regarding Foreign Securities" below.

  FOREIGN EXCHANGE TRANSACTIONS. (All Funds except AIM INTERMEDIATE GOVERNMENT FUND, AIM MONEY MARKET FUND and AIM MUNICIPAL BOND FUND). Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those countries. This may be accomplished through direct purchases or sales of foreign currency, purchases of options on futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

  The Funds may purchase and sell options on futures contracts, forward contracts or futures contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency. Each Fund's dealings in foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency. The Funds will not speculate in foreign exchange. No Fund will commit a larger percentage of its total assets to foreign exchange hedges than the percentage of its total assets which it could invest in foreign securities. Further information concerning futures contracts and related options is set forth above.

  RISK FACTORS REGARDING FOREIGN SECURITIES. Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

  Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

  Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

  Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

  Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

  PORTFOLIO TURNOVER. (All Funds except AIM MONEY MARKET FUND). Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objectives, regardless of the holding period of that security. Each Fund's historical portfolio turnover rates are included in the Financial Highlights tables herein. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. See "Dividends, Distributions and Tax Matters."

--------------------------------------------------------------------------------

MANAGEMENT

  The overall management of the business and affairs of the Funds is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds, including the investment advisory agreement and administrative services agreement with AIM, the agreements with AIM Distributors regarding distribution of each Fund's shares, the agreements with State Street Bank and Trust Company and The Bank of New York as the custodians and the transfer agency agreement with A I M Fund Services, Inc., a wholly owned subsidiary of AIM. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Information concerning the Board of Trustees may be found in the Statement of Additional Information.

  For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."

  INVESTMENT ADVISOR. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment advisor to each Fund pursuant to a Master Investment Advisory Agreement, dated as of February 28, 1997 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives.

  Under the terms of the Advisory Agreement, AIM supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement also provides that, upon the request of the Board of Trustees, AIM may perform or arrange for certain accounting and other administrative services for the Funds which are not required to be performed by AIM under the Advisory Agreement. The Board of Trustees has made such a request. As a result, AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement"), dated as of February 28, 1997, pursuant to which AIM is entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Funds' principal financial officer and his staff, and any expenses related to fund accounting services. In addition, pursuant to the terms of a Transfer Agency and Service Agreement, A I M Fund Services, Inc. ("AFS"), a wholly owned subsidiary of AIM and registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement and shareholder services to the Funds. AFS' principal address is P.O. Box 4739, Houston, Texas 77210-4739.

  For a discussion of AIM's brokerage allocation policies and practices, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In accordance with policies established by the Board of Trustees, AIM may take into account sales of shares of the Funds and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Funds.

  PORTFOLIO MANAGEMENT. AIM uses a team approach and disciplined investment strategy in providing investment advisory services to all its accounts, including the Funds. AIM's investment staff consists of approximately 135 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. The individuals on the investment team who are primarily responsible for the day-to-day management of each of the Funds (other than AIM MONEY MARKET FUND) and their titles, if any, with AIM or its subsidiaries and the Trust, the length of time they have been responsible for the management of the Funds, their years of investment experience and prior experience (if they have been with AIM for less than five years) are described below:

  AIM Balanced Fund. Claude C. Cody IV is Vice President of A I M Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of AIM; and has been responsible for the Fund since its investment objective and policies were changed to that of a balanced fund in 1993. He has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1976. Robert G. Alley is Senior Vice President of AIM Capital; Vice President of AIM and of the Trust; and has been responsible for the Fund since 1993. He has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1972. Craig A. Smith is Vice President of AIM Capital and has been responsible for the Fund since 1996. He has been associated with AIM since he began working as an investment professional in 1989. Carolyn
L. Gibbs is Vice President of AIM Capital and has been responsible for the Fund since 1998. She has been associated with AIM since 1992 and has been an investment professional since 1983.

  AIM Global Utilities Fund. Claude C. Cody IV and Robert G. Alley have been responsible for the management of the Fund since 1992. Craig A. Smith has been responsible for the management of the Fund since 1996. Background information for Mr. Cody, Mr. Alley and Mr. Smith is discussed above with respect to the management of AIM BALANCED FUND.

  AIM High Yield Fund. John L. Pessarra is Vice President of AIM Capital and has been responsible for the Fund since 1992. He has been associated with AIM since 1990 and has been an investment professional since 1984. Kevin E. Rogers is Vice President of AIM Capital and has been responsible for the Fund since 1995. He has been associated with AIM and/or its subsidiaries since 1991 and has been an investment professional since 1986.

  AIM Income Fund. Robert G. Alley and John L. Pessarra have been responsible for the management of the Fund since 1992, and Carolyn L. Gibbs has been responsible for the Fund since 1995. Mr. Alley's background is discussed above with respect to the management of AIM BALANCED FUND, Mr. Pessarra's background is discussed above with respect to the management of AIM HIGH YIELD FUND, and Ms. Gibbs' background is discussed above with respect to the management of AIM BALANCED FUND.

  AIM Intermediate Government Fund. Karen Dunn Kelley is Senior Vice President of AIM Capital, Vice President of AIM and of the Trust and has been responsible for the Fund since 1992. She has been associated with AIM and/or its subsidiaries since 1989 and has been an investment professional since 1982. Meggan Walsh is Vice President of AIM Capital and has been responsible for the Fund since 1992. She has been associated with AIM and/or its subsidiaries since 1991 and has been an investment professional since 1987. Paula A. Permenter has been responsible for the Fund since 1996. She has been associated with AIM and/or its subsidiaries since 1996 and has been an investment professional since 1986. Prior to joining AIM, she was an Associate Trader and Investment Assistant with Van Kampen American Capital Asset Management, Inc.

  AIM Municipal Bond Fund. Richard A. Berry is Vice President of AIM Capital and has been responsible for the Fund since 1992. He has been associated with AIM and/or its subsidiaries since 1987 and has been an investment professional since 1968. Stephen D.

Turman is Vice President of AIM Capital and has been responsible for the Fund since 1992. He has been associated with AIM and/or its subsidiaries since 1985 and has been an investment professional since 1983.

  AIM Select Growth Fund. The Fund is managed by a select committee comprised of various equity research analysts employed by AIM and AIM Capital, who provide knowledge regarding a variety of equity market capitalization sectors and investment styles. The Committee for the Fund meets periodically to discuss investment opportunities and ideas; however, purchases and sales of securities by the Fund will have the prior approval of one of the following persons:
Jonathan C. Schoolar, Robert M. Kippes or Joel E. Dobberpuhl. Jonathan C. Schoolar is Senior Vice President of AIM Capital, Vice President of AIM and the Trust, and has been responsible for the Fund since 1994. He has been associated with AIM and/or its subsidiaries since 1986 and has been an investment professional since 1983. Robert M. Kippes is Vice President of AIM Capital and has been responsible for the Fund since 1994. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1989. Joel E. Dobberpuhl is Vice President of AIM Capital and has been responsible for the Fund since 1998. He has been associated with AIM and/or its subsidiaries since 1990 and has been an investment professional since 1989.

  AIM Value Fund. Joel E. Dobberpuhl has been responsible for the Fund since 1992. Mr. Dobberpuhl's background is discussed above with respect to the management of AIM SELECT GROWTH FUND. Robert A. Shelton is an Investment Officer of AIM Capital and has been responsible for the Fund since 1997. Mr. Shelton has been associated with AIM and/or its subsidiaries since 1995 and has been an investment professional since 1991. Prior to 1995, he was a financial analyst for CS First Boston.

  FEES AND EXPENSES. For the fiscal year ended December 31, 1997, each Fund (other than AIM MONEY MARKET FUND) paid the following compensation to AIM for its advisory services, and the total expenses of each such Fund's class were, stated as a percentage of that class' average daily net assets, as follows:

                                                         CLASS A    CLASS B    CLASS C
                                         COMPENSATION    EXPENSE    EXPENSE    EXPENSE
                                            TO AIM        RATIO      RATIO     RATIO*
                                         ------------    -------    -------    -------
AIM BALANCED FUND......................     0.54%         0.98%      1.79%      1.78%
AIM GLOBAL UTILITIES FUND..............     0.58%         1.13%      1.91%      1.90%
AIM HIGH YIELD FUND....................     0.48%         0.90%      1.65%      1.68%
AIM INCOME FUND........................     0.45%         0.94%      1.69%      1.69%
AIM INTERMEDIATE GOVERNMENT FUND.......     0.48%         1.00%      1.76%      1.76%
AIM MUNICIPAL BOND FUND................     0.46%         0.90%      1.66%      1.67%
AIM SELECT GROWTH FUND.................     0.67%         1.13%      1.99%      1.95%
AIM VALUE FUND.........................     0.61%**       1.04%      1.85%      1.84%

---------------
 * Annualized.
** Net of advisory fee waivers. Without such waivers, the amount would have been 0.63%

  For the year ended December 31, 1997, AIM MONEY MARKET FUND paid 0.55% of its average daily net assets to AIM as compensation for its advisory services, and the Class A shares', Class B shares', Class C shares' and AIM Cash Reserve Shares' total expenses for such period were 1.05%, 1.80%, 1.80% and 1.05% of each Class' average daily net assets, respectively.

  For the fiscal year ended December 31, 1997, each Fund reimbursed AIM for administrative services in the following amounts, stated as a percentage of the Funds' average daily net assets:

                                                              REIMBURSEMENT
                                                                PAYMENTS
                                                              -------------
AIM BALANCED FUND...........................................      0.01%
AIM GLOBAL UTILITIES FUND...................................      0.03%
AIM HIGH YIELD FUND.........................................     0.004%
AIM INCOME FUND.............................................      0.02%
AIM INTERMEDIATE GOVERNMENT FUND............................      0.03%
AIM MONEY MARKET FUND.......................................      0.01%
AIM MUNICIPAL BOND FUND.....................................      0.02%
AIM SELECT GROWTH FUND......................................      0.01%
AIM VALUE FUND..............................................     0.002%

  FEE WAIVERS. In order to increase the return to investors, AIM may from time to time voluntarily waive or reduce its fee, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year. AIM is currently voluntarily waiving a portion of its advisory fees payable by AIM VALUE FUND as follows: 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. Fee waivers or reductions, other than those set forth in the Advisory Agreement, may be re-scinded at any time and without notice to investors. During the year ended December 31, 1997, AIM VALUE FUND waived 0.02% in advisory fees.

  DISTRIBUTOR. The Trust has entered into master distribution agreements relating to the Funds (the "Distribution Agreements"), dated February 28, 1997, with A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of Class A, Class B and Class C shares of the Funds and AIM Cash Reserve Shares of AIM MONEY MARKET FUND. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors.

  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

  DISTRIBUTION PLANS. Class A and C Plan. The Trust has adopted a Master Distribution Plan applicable to Class A and Class C shares of the Funds and the AIM Cash Reserve Shares of AIM MONEY MARKET FUND (the "Class A and C Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class C shares of the Funds or the AIM Cash Reserve Shares of AIM MONEY MARKET FUND.

  Under the Class A and C Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.25% of the average daily net assets of Class A shares of each Fund, and the AIM Cash Reserve Shares of AIM MONEY MARKET FUND, on an annualized basis and an aggregate amount of 1.00% of the average daily net assets of Class C shares of each Fund on an annualized basis.

  The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund or AIM Cash Reserve Shares of AIM MONEY MARKET FUND. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of the Funds, and the AIM Cash Reserve Shares of AIM MONEY MARKET FUND, and who provide continuing personal shareholder services to their customers who own Class A or Class C shares of a Fund or AIM Cash Reserve Shares of AIM MONEY MARKET FUND. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.

  Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of a Fund, in amounts of up to 0.25% of the average daily net assets of such Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. The Class A and C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to a Fund. The Class A and C Plan does not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A and C Plan on behalf of the Funds. Thus, under the Class A and C Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

  Class B Plan. The Trust has also adopted a Master Distribution Plan applicable to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, each Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to such Fund's Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to such Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to any Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of such Fund.

  Both Plans. Activities that may be financed under the Class A and C Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.

  Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.

  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making such payments.

  For additional information concerning the operation of the Plans see the Statement of Additional Information.

--------------------------------------------------------------------------------

ORGANIZATION OF THE TRUST

  The Trust is organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 5, 1993, as amended (the "Trust Agreement"). The Trust is an open-end series management investment company, and may consist of one or more series portfolios as authorized from time to time by the Board of Trustees. The Trust currently consists of nine separate series, and each of the Funds represents one series.

  Class A shares, Class B shares, Class C shares and, in the case of AIM MONEY MARKET FUND, AIM Cash Reserve Shares, of the same Fund represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan (although shareholders of Class A and Class C shares and AIM Cash Reserve Shares (of AIM MONEY MARKET
FUND) and Class B shareholders of a given portfolio must approve any material increase in fees payable with respect to such portfolio under the Class A and C
Plan).

  The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

  Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but which requires a separate vote of another Fund or class. An example of a matter which would be voted on separately by shareholders of each Fund is the approval of the Advisory Agreement, and an example of a matter which would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

  The Trust Agreement provides that the trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any trustee may resign or retire; (b) any trustee may be removed by a vote of the majority of the outstanding shares of the Trust, or at any time by written instrument signed by at least two-thirds of the trustees and specifying when such removal becomes effective; or (c) any trustee who has died or become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the trustees.

  Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The Trust Agreement provides for indemnification from the Trust property for all losses and expenses of any shareholder held personally liable for the Trust's obligations. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

 THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND SHAREHOLDER
                                 ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                         TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND                         AIM GLOBAL UTILITIES FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM HIGH INCOME MUNICIPAL FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM HIGH YIELD FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM INCOME FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM INTERMEDIATE GOVERNMENT FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM INTERNATIONAL EQUITY FUND
            AIM ASIAN GROWTH FUND                         AIM LIMITED MATURITY TREASURY FUND
            AIM BALANCED FUND                             AIM MONEY MARKET FUND(*)
            AIM BLUE CHIP FUND                            AIM MUNICIPAL BOND FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM SELECT GROWTH FUND
            AIM CHARTER FUND                              AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM CONSTELLATION FUND                        AIM TAX-EXEMPT CASH FUND(*)
            AIM EUROPEAN DEVELOPMENT FUND                 AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM VALUE FUND
            AIM GLOBAL GROWTH FUND                        AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND

(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of
    AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable Internal Revenue Service penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Salary Reduction ("SARSEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

                                                                       MCF-05/98

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)

  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for detail.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares ("Class C shares") of the Multiple Class Funds are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. These contingent deferred sales charges are described under the caption "How to Redeem
Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value." The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

                                                                       MCF-05/98

SALES CHARGES AND DEALER CONCESSIONS

  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM MONEY MARKET FUND, AIM SELECT GROWTH FUND, AIM VALUE FUND and AIM WEINGARTEN FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
              Less than $   25,000                   5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $  100,000                   4.75           4.99         4.00
 $100,000 but less than $  250,000                   3.75           3.90         3.00
 $250,000 but less than $  500,000                   3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM MUNICIPAL BOND FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than  $   50,000                   4.75%          4.99%        4.00%
 $ 50,000 but less than $  100,000                   4.00           4.17         3.25
 $100,000 but less than $  250,000                   3.75           3.90         3.00
 $250,000 but less than $  500,000                   2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/ or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

                                                                       MCF-05/98

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
              Less than  $ 100,000                    1.00%          1.01%        0.75%
 $100,000 but less than  $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                    0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

                                                                     MCF-05/98

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close") on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     CLASS C SHARES are sold without an initial sales charge. Thus the entire purchase price of Class C shares is immediately invested in Class C shares. Class C shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class C shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class C shares redeemed within one year from the date such shares were purchased are subject to a 1.00% contingent deferred sales charge. No contingent deferred sales charge will be imposed if Class C shares are redeemed after one year from the date such shares were purchased. Redemptions of Class C shares and associated charges are further described under the caption "How to Redeem
     Shares -- Multiple Distribution System."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

                                                                     MCF-05/98

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND AND AIM TAX-EXEMPT CASH FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), a Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by vir-

                                                                     MCF-05/98
tue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund (see "Dividends,

                                                                     MCF-05/98

Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM, or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholders Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; and (i) employees of Triformis Inc.

  In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined on page A-10 herein) sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sale of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

                                                                     MCF-05/98

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the Multiple Class Funds and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and

                                                                     MCF-05/98

Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and
(c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.

  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sales charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).

                                                                     MCF-05/98

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds, which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.

                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL GROWTH                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INCOME                       AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL UTILITIES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM HIGH INCOME MUNICIPAL             AIM MONEY MARKET FUND
     FUND -- CLASS A                     FUND -- CLASS A                         -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM HIGH YIELD FUND -- CLASS A          AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   AIM INCOME FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM INTERMEDIATE GOVERNMENT
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH   FUND -- CLASS A  AIM INTERNATIONAL EQUITY
   AIM BALANCED FUND -- CLASS A        FUND -- CLASS A
   AIM BLUE CHIP FUND -- CLASS A       AIM MONEY MARKET
   AIM CAPITAL DEVELOPMENT             FUND -- CLASS A
     FUND -- CLASS A                   AIM MUNICIPAL BOND
   AIM CHARTER FUND -- CLASS A         FUND -- CLASS A
   AIM CONSTELLATION                   AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM EUROPEAN DEVELOPMENT            OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM WEINGARTEN FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND; (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM Cash Reserve Shares of AIM MONEY MARKET FUND and AIM TAX-EXEMPT CASH FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGE ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B or Class C shares.

                                                                     MCF-05/98

  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------            -----------------------  -----------------  --------------  --------------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load
  Funds..........  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load
  Funds..........  Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value

  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other), except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A, Class B, or Class C shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate Internal Revenue Service ("IRS") Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and
(h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received

                                                                     MCF-05/98
after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B shares or among Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions, as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attrib-

                                                                     MCF-05/98
utable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

                           YEAR                              CONTINGENT DEFERRED
                           SINCE                               SALES CHARGE AS
                         PURCHASE                            % OF DOLLAR AMOUNT
                           MADE                               SUBJECT TO CHARGE
                         --------                            -------------------
First......................................................      5%
Second.....................................................      4%
Third......................................................      3%
Fourth.....................................................      3%
Fifth......................................................      2%
Sixth......................................................      1%
Seventh and Following......................................     None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the fifth paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70- 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.

                                                                     MCF-05/98

  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in this program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD (i) shares of any Load Fund or AIM Cash Reserve Shares of AIM MONEY MARKET FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load Fund or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (1) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees;
(2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds"; and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish an IRA, should include the following information along with a written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not the shareholder has attained age 59- 1/2; and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information; and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be gen-

                                                                     MCF-05/98
uine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.

  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND and the AIM Cash Reserve Shares of AIM MONEY MARKET FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions; and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed
                                                                       MCF-05/98
the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of another AIM Fund at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.

  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND), on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund.

                                                                       MCF-05/98

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.

                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually

  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such

                                                                       MCF-05/98
payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income taxes on net investment income and capital gains that are distributed to shareholders. Each fund, for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses and each fund must individually comply with all of the provisions of the Code which are applicable to its operations.

  TAX TREATMENT OF DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid the imposition of a non-deductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gain net income. Nevertheless, shareholders normally are subject to federal income taxes, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional shares of a fund, except for tax-exempt dividends paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds") which are exempt from federal tax. Dividends paid by a fund (other than capital gain distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND or AIM TAX-FREE INTERMEDIATE FUND will qualify for this dividends received deduction. Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all distributions paid during the year. Certain dividends declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to shareholders during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such Fund. With respect to tax-exempt shareholders, distributions from the Funds will not be subject to federal income taxation to the extent permitted under the applicable tax-exemption.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

  Under existing provisions of the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder, and may have other collateral federal income tax consequences. The Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for shareholders, and may invest up to 20% of their net assets in such securities and

                                                                     MCF-05/98
other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. The percentage of dividends which constitute exempt-interest dividends, and the percentage thereof (if any) which constitute an item of tax preference, will be determined annually. This percentage may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains will be taxable as long-term capital gains, whether received in cash or additional shares, and regardless of the length of time a particular shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.

  AIM INTERMEDIATE GOVERNMENT FUND and AIM LIMITED MATURITY TREASURY
FUND -- SPECIAL TAX INFORMATION. Certain states exempt from state income taxes dividends paid by mutual funds out of interest on U.S. Treasury and certain other U.S. government obligations, and investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND AND AIM GLOBAL UTILITIES FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to shareholders credits for foreign taxes paid. If the fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders, and should note that if such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

  LEGAL COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the AIM Funds and passes upon legal matters.

  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the AIM Funds and their shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

                                                                     MCF-05/98

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                     MCF-05/98

                                                                      APPENDIX A
--------------------------------------------------------------------------------

                    DESCRIPTION OF MONEY MARKET INSTRUMENTS

  The following list does not purport to be an exhaustive list of all Money Market Instruments, and the Funds reserve the right to invest in Money Market Instruments other than those listed below:

U.S. GOVERNMENT DIRECT OBLIGATIONS -- Bills, notes and bonds issued by the U.S. Treasury.

U.S. GOVERNMENT AGENCIES SECURITIES -- Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

BANKERS' ACCEPTANCES -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

TIME DEPOSITS -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

COMMERCIAL PAPER -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

REPURCHASE AGREEMENTS -- A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government, including mortgage-backed securities issued by U.S. Government agencies) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

MASTER NOTES -- Unsecured demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of a Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index.

                                                                      APPENDIX B
--------------------------------------------------------------------------------

                DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED
                BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

  AIM INTERMEDIATE GOVERNMENT FUND may invest in "Agency Securities," as defined in the Prospectus, including some or all of those listed below. The following list does not purport to be an exhaustive list of all Agency Securities, and the Fund reserves the right to invest in Agency Securities other than those listed below.

  EXPORT-IMPORT BANK CERTIFICATES -- are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

  FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS -- are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government.

  FEDERAL HOME LOAN BANK NOTES AND BONDS -- are notes and bonds issued by the Federal Home Loan Bank System.

  FHA DEBENTURES -- are debentures issued by the Federal Housing Administration of the U.S. Government.

  FHA INSURED NOTES -- are bonds issued by the Farmers Home Administration of the U.S. Government.

  FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS -- are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

  FHLMC PARTICIPATION CERTIFICATES OR "FREDDIE MACS" -- represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consist of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,000, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

  FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS -- are bonds issued and guaranteed by the Federal National Mortgage Association, a federally chartered and privately-owned corporation.

  FNMA PASS-THROUGH CERTIFICATES OR "FANNIE MAES" -- are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

  Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

  Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loans must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-value ratio, loan term, underwriting standards and insurance coverage.

  All mortgage loans are held by FNMA as trustee pursuant to a trust indenture for the benefit of Certificate holders. The trust indenture gives FNMA responsibility for servicing or administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, and under FNMA supervision. FNMA may remove service providers for cause.

  The pass-through rate on FNMA Certificates is the lowest annual interest rate borne by an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee. Lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan in the pool and certain other amounts collected, such as late charges.

  The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

  FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pools market Certificates based on a pro rata interest in the aggregate pool. The amounts of FNMA Certificates currently outstanding is limited.

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES" -- are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

  The Portfolio will purchase only GNMA Certificates of the "modified pass-through" type, which entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

  The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

  As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of a single-family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

  As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

  The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Portfolio.

  Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

  GENERAL SERVICES ADMINISTRATION PARTICIPATION CERTIFICATES -- are participation certificates issued by the General Services Administration of the U.S. Government.

  MARITIME ADMINISTRATION BONDS -- are bonds issued and provided by the Department of Transportation of the U.S. Government.

  NEW COMMUNITIES DEBENTURES -- are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

  PUBLIC HOUSING NOTES AND BONDS -- are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

  SBA DEBENTURES -- are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

  SLMA DEBENTURES -- are debentures backed by the Student Loan Marketing Association.

  TITLE XI BONDS -- are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

  WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS -- are bonds issued by the Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.

                                                                      APPENDIX C
--------------------------------------------------------------------------------

                       DESCRIPTIONS OF RATING CATEGORIES

  The following are descriptions of ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P") to certain debt securities in which AIM HIGH YIELD FUND and AIM INCOME FUND may invest. See the Statement of Additional Information for descriptions of other Moody's and S&P rating categories and those of other rating agencies.

  MOODY'S: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa -- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba -- Bonds which are rated Ba are judged to have speculative elements, their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  S&P: AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:

--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
     Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

                                                                     MCF-05/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").

                                                                     MCF-05/98

[AIM LOGO APPEARS HERE]        THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                   TABLE OF CONTENTS
                                                   INVESTMENT OBJECTIVES....................      2
Investment Advisor                                 SUMMARY..................................      2
A I M Advisors, Inc.                               THE FUNDS................................      4
11 Greenway Plaza, Suite 100                         Table of Fees and Expenses.............      4
Houston, TX 77046-1173                               Financial Highlights...................      6
                                                     Performance............................     18
Transfer Agent                                       About the Funds........................     18
A I M Fund Services, Inc.                            Investment Programs....................     19
P.O. Box 4739                                        Certain Investment Strategies and
Houston, TX 77210-4739                               Policies...............................     23
                                                     Management.............................     26
Custodian                                            Organization of the Trust..............     30
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110                                   INVESTOR'S GUIDE TO THE AIM FAMILY OF
                                                     FUNDS--Registered Trademark--..........    A-1
The Bank of New York                                 Introduction to The AIM Family of
90 Washington Street                                 Funds..................................    A-1
New York, NY 10286                                   How to Purchase Shares.................    A-1
[AIM Municipal Bond Fund only]                       Terms and Conditions of Purchase of the
                                                        AIM Funds...........................    A-2
Principal Underwriter                                Special Plans..........................    A-9
A I M Distributors, Inc.                             Exchange Privilege.....................   A-11
P.O. Box 4739                                        How to Redeem Shares...................   A-13
Houston, TX 77210-4739                               Determination of Net Asset Value.......   A-17
                                                     Dividends, Distributions and Tax
Independent Accountants                              Matters................................   A-18
KPMG Peat Marwick LLP                                General Information....................   A-20
700 Louisiana                                        Appendix A.............................   A-22
Houston, TX 77002                                    Appendix B.............................   A-23
                                                     Appendix C.............................   A-25

                                                   Application Instructions.................    B-1




For more complete information about any other fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

AFG-PRO-1

                                                               STATEMENT OF
                                                          ADDITIONAL INFORMATION





                                AIM FUNDS GROUP

AIM BALANCED FUND                                       AIM MONEY MARKET FUND
AIM GLOBAL UTILITIES FUND                               AIM MUNICIPAL BOND FUND
AIM HIGH YIELD FUND                                     AIM SELECT GROWTH FUND
AIM INCOME FUND                                         AIM VALUE FUND
AIM INTERMEDIATE GOVERNMENT FUND





                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919



                           -------------------------


 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE
  READ IN CONJUNCTION WITH A PROSPECTUS FOR THE ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FROM AUTHORIZED DEALERS OR BY WRITING A I M DISTRIBUTORS,
               INC., P.O. BOX 4739, HOUSTON, TEXAS 77210-4739.

                           -------------------------



             Statement of Additional Information Dated: May 1, 1998
                 Relating to the Prospectus Dated: May 1, 1998

                       T A B L E   O F   C O N T E N T S

                                                                                                                     PAGE
INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GENERAL INFORMATION ABOUT THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         The Trust and its Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Total Return Quotations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
         Yield Quotations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

PORTFOLIO TRANSACTIONS AND BROKERAGE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
         General Brokerage Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
         Allocation of Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Section 28(e) Standards  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Transactions with Regular Brokers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Brokerage Commissions Paid . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         All Funds except AIM Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         AIM Money Market Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         AIM Municipal Bond Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         AIM High Yield Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         AIM Global Utilities Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Lending Portfolio Securities:  All Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13
         Covered Call Options:  All Funds except AIM Money Market Fund  . . . . . . . . . . . . . . . . . . . . . . .  13
         Put Options: AIM Global Utilities Fund, AIM Select Growth Fund and AIM Value Fund  . . . . . . . . . . . . .  14
         Combined Option Positions: AIM Global Utilities Fund, AIM Select Growth Fund and AIM
         Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Short Sales:  AIM Balanced Fund and AIM High Yield Fund  . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Futures Contracts:  All Funds except AIM Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Options on Futures Contracts:  All Funds except AIM Money Market Fund  . . . . . . . . . . . . . . . . . . .  16
         Risks as to Futures Contracts and Related Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Delayed Delivery Agreements:  All Funds  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         When-Issued Securities:  All Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Foreign Exchange Transactions: All Funds (except AIM Intermediate Government Fund, AIM
         Money Market Fund and AIM Municipal Bond Fund) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Rule 144A Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         AIM Balanced Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         AIM Global Utilities Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         AIM High Yield Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         AIM Income Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
         AIM Intermediate Government Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         AIM Money Market Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         AIM Municipal Bond Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         AIM Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25
         AIM Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  26

MANAGEMENT OF THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  33
         Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  33

INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  39

THE DISTRIBUTION PLANS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  42

THE DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  46

HOW TO PURCHASE AND REDEEM SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  48
         AIM High Yield Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  49

QUALIFYING FOR A REDUCED FRONT-END SALES CHARGE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  49

DETERMINATION OF NET ASSET VALUE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  49

TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  51

PROGRAMS AND SERVICES FOR SHAREHOLDERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  53
         Dividend Order . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  54

DESCRIPTION OF MONEY MARKET INSTRUMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  54
         Money Market Obligations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  54

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  54

MISCELLANEOUS INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  55
         Audit Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  55
         Legal Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  55
         Custodians and Transfer Agent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  55

RATINGS OF SECURITIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  56

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  FS

                                  INTRODUCTION
         AIM Funds Group (the "Trust") is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of a fund being considered for investment. This information is included in a Prospectus (the "Prospectus"), dated May 1, 1998, which relates to all nine of the Trust's portfolios (collectively, the "Funds" and each separately a "Fund"). Copies of the Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Investors must receive a Prospectus before they invest in any Fund.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Funds' current Prospectus, and in order to avoid repetition, reference will be made herein to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Trust's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES

         The Trust was previously organized as a Massachusetts business trust pursuant to a Master Trust Agreement, dated October 30, 1984, as amended. Pursuant to agreements and plans of reorganization, the Funds were reorganized on October 15, 1993 as portfolios of AIM Funds Group, a Delaware business trust. The Trust currently is organized under an Agreement and Declaration of Trust, dated May 5, 1993, as amended (the "Trust Agreement"). Each Fund is a series of shares of the Trust. Under the Trust Agreement, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         On October 15, 1993, the Funds (other than AIM BALANCED FUND and AIM MONEY MARKET FUND) succeeded to the assets and assumed the liabilities of the funds with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Massachusetts business trust ("AFG"), pursuant to an Agreement and Plan of Reorganization between the Trust and AFG. Also on October 15, 1993, AIM BALANCED FUND succeeded to the assets and assumed the liabilities of AIM Convertible Securities, Inc., a Maryland corporation ("ACS"), pursuant to an Agreement and Plan of Reorganization between the Trust and ACS. Finally, on October 16, 1993, AIM MONEY MARKET FUND succeeded to the assets and assumed the liabilities of the AIM Cash Fund and AIM Money Market Fund(C) portfolios of AFG and the AIM Money Market Fund portfolio of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization among the Trust, AFG and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Funds (or a class thereof) is that of the Predecessor Funds (or the corresponding class thereof) or ACS. However, the historical financial and other information relating to AIM MONEY MARKET FUND does not reflect information prior to October 16, 1993. Pursuant to an Amendment to the Trust Agreement, dated May 1, 1995, AIM UTILITIES FUND changed its name to AIM GLOBAL UTILITIES FUND. The Trust Agreement was further amended on September 25, 1995 to reflect a name change of AIM Government Securities Fund to AIM INTERMEDIATE GOVERNMENT FUND. The Trust Agreement was amended on May 1, 1997 to change the name AIM MONEY MARKET FUND Class C shares to AIM MONEY MARKET FUND AIM Cash Reserve Shares. The Trust Agreement was amended on May 1, 1998, to change the name of AIM Growth Fund to AIM SELECT GROWTH FUND. Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectus under the captions "Organization of the Trust" and "How to Redeem Shares."

         The assets received by the Trust from the issue or sale of shares of each of its series of shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the appropriate Fund. They constitute the underlying assets of each Fund, are required to be segregated on the Trust's books of account, and are to be charged with the expenses with respect to such Fund and its respective classes. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund, except AIM MONEY MARKET FUND, offers three separate classes of shares: Class A shares, Class B shares and Class C shares. AIM MONEY MARKET FUND offers four separate classes of shares: Class A shares, Class B shares, Class C shares and AIM Cash Reserve Shares. Each such class represents interests in the same portfolio of investments but, as further described in the Prospectus, each such class is subject to differing sales charges and expenses, which differences will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund available for distribution.


                            PERFORMANCE INFORMATION

         Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

Advertising Age                  Forbes                        Nation's Business
Barron's                         Fortune                       New York Times
Best's Review                    Hartford Courant              Pension World
Broker World                     Inc.                          Pensions & Investments
Business Week                    Institutional Investor        Personal Investor
Changing Times                   Insurance Forum               Philadelphia Inquirer
Christian Science Monitor        Insurance Week                USA Today
Consumer Reports                 Investor's Daily              U.S. News & World Report
Economist                        Journal of the American       Wall Street Journal
FACS of the Week                 Society of CLU & ChFC         Washington Post
Financial Planning               Kiplinger Letter              CNN
Financial Product News           Money                         CNBC
Financial Services Week          Mutual Fund Forecaster        PBS
Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                        Stanger
         Donoghue's                               Weisenberger
         Mutual Fund Values (Morningstar)         Lipper Analytical Services

       Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

         Standard & Poor's 400 Index
         Standard & Poor's 500 Stock Index        Bond Buyer Index
         Dow Jones Industrial Average             NASDAQ
         EAFE Index                               COFI
         Consumer Price Index                     First Boston High Yield Index
         Lehman Bond Indices

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasuries
         30 year Treasuries
         90 day Treasury Bills

         Advertising for AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds and for AIM BALANCED FUND may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, inflation.

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

TOTAL RETURN QUOTATIONS

         The standard formula for calculating total return, as described in the Prospectus, is as follows:
                                        n
                                  P(1+T) =ERV

Where        P    =     a hypothetical initial payment of $1,000.
             T    =     average annual total return (assuming the applicable
                        maximum sales load is deducted at the beginning of the
                        1, 5, or 10 year periods).
             n    =     number of years.

             ERV  =     ending redeemable value of a hypothetical $1,000 payment
                        at the end of the 1, 5, or 10 year periods (or fractional portion of such period).

         The average annual total returns for each of the named Funds, with respect to its Class A shares, for the one, five and ten year periods (or since inception, if shorter) ended December 31, 1997, were as follows:

                                                                         PERIODS ENDED DECEMBER 31, 1997
                                                                         -------------------------------
    CLASS A SHARES:                                                   1 YEAR          5 YEARS       10 YEARS
    --------------                                                    ------          -------       --------
    AIM Balanced Fund   . . . . . . . . . . . . . . . . . . . .       18.50%           15.81%        14.79%
    AIM Global Utilities Fund   . . . . . . . . . . . . . . . .       16.91%           11.12%        13.36%*
    AIM High Yield Fund   . . . . . . . . . . . . . . . . . . .        7.20%           10.97%        11.77%
    AIM Income Fund   . . . . . . . . . . . . . . . . . . . . .        6.62%            8.65%         9.41%
    AIM Intermediate Government Fund  . . . . . . . . . . . . .        3.92%            5.03%         7.12%
    AIM Municipal Bond Fund   . . . . . . . . . . . . . . . . .        2.16%            5.22%         7.53%
    AIM Select Growth Fund  . . . . . . . . . . . . . . . . . .       12.97%           12.13%        12.61%
    AIM Value Fund  . . . . . . . . . . . . . . . . . . . . . .       17.12%           17.27%        19.59%

         * The inception date of the Class A shares of AIM GLOBAL UTILITIES FUND was January 18, 1988.

         The average annual total returns for each of the named Funds, with respect to its Class B shares, for the periods ended December 31, 1997, were as follows:

    CLASS B SHARES:                                            PERIODS ENDED DECEMBER 31, 1997
    --------------                                             -------------------------------
                                                                  1 YEAR    SINCE INCEPTION**
                                                                  ------    -----------------
    AIM Balanced Fund   . . . . . . . . . . . . . . . .           18.42%          14.30%
    AIM Global Utilities Fund   . . . . . . . . . . . .           17.74%           8.84%
    AIM High Yield Fund   . . . . . . . . . . . . . . .            6.71%           9.58%
    AIM Income Fund   . . . . . . . . . . . . . . . . .            5.89%           6.31%
    AIM Intermediate Government Fund  . . . . . . . . .            3.16%           4.20%
    AIM Municipal Bond Fund   . . . . . . . . . . . . .            1.59%           3.86%
    AIM Select Growth Fund  . . . . . . . . . . . . . .           13.50%          13.16%
    AIM Value Fund  . . . . . . . . . . . . . . . . . .           17.96%          16.19%

         **The inception date of the Class B shares of AIM GLOBAL UTILITIES FUND, AIM HIGH YIELD FUND, AIM MUNICIPAL BOND FUND and AIM SELECT GROWTH FUND, was September 1, 1993; the inception date of the Class B shares of AIM INCOME FUND and AIM INTERMEDIATE GOVERNMENT FUND was September 7, 1993; and the inception date of the Class B shares of AIM BALANCED FUND and AIM VALUE FUND was October 18, 1993.

         The average annual total returns for AIM MONEY MARKET FUND, with respect to its Class A shares, Class B shares and AIM Cash Reserve Shares, for the year ended December 31, 1997 were -1.29%, -1.16% and 4.66%, respectively; and since inception (October 16, 1993) were 2.85%, 3.07% and 4.28%, respectively.

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                        n
                                  P(1+U) =ERV

Where        P    =     a hypothetical initial payment of $1,000.
             U    =     average annual total return assuming payment of only a
                        stated portion of, or none of, the applicable maximum
                        sales load at the beginning of the stated period.
             n    =     number of years.
             ERV  =     ending redeemable value of a hypothetical $1,000 payment
                        at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:
                                        n
                                  P(1+V) =ERV

    Where    P    =     a hypothetical initial payment of $1,000.
             V    =     cumulative total return assuming payment of all of, a
                        stated portion of, or none of, the applicable maximum
                        sales load at the beginning of the stated period.
             n    =     number of years.
             ERV  =     ending redeemable value of a hypothetical $1,000 payment
                        at the end of the stated period.

         Since quotations of average annual total return for periods of less than one year may be misleading, and the Class C shares of the Funds have been offered for less than one year, the performance of the Class C shares is provided below in the form of cumulative total return. For the period August 4, 1997 (inception date) through December 31, 1997, the cumulative total returns of the Class C shares of the Funds were as follows:


         CLASS C SHARES:                                       PERIOD ENDED DECEMBER 31, 1997
         --------------                                        ------------------------------
         AIM Balanced Fund  . . . . . . . . . . . . . . . . . . . . . . . .       3.67%
         AIM Global Utilities Fund  . . . . . . . . . . . . . . . . . . . .       8.74%
         AIM High Yield Fund  . . . . . . . . . . . . . . . . . . . . . . .       3.49%
         AIM Income Fund  . . . . . . . . . . . . . . . . . . . . . . . . .       3.96%
         AIM Intermediate Government Fund . . . . . . . . . . . . . . . . .       2.64%
         AIM Money Market Fund  . . . . . . . . . . . . . . . . . . . . . .       0.59%
         AIM Municipal Bond Fund  . . . . . . . . . . . . . . . . . . . . .       1.36%
         AIM Select Growth Fund . . . . . . . . . . . . . . . . . . . . . .      -4.71%
         AIM Value Fund   . . . . . . . . . . . . . . . . . . . . . . . . .      -0.98%

YIELD QUOTATIONS

         The standard formula for calculating yield (including tax-equivalent yield for AIM MUNICIPAL BOND FUND) for each Fund except AIM MONEY MARKET FUND, as described in the Prospectus, is as follows:
                                                    6
                       YIELD = 2[((a-b)/(c x d) + 1) -1]

Where        a    =     dividends and interest earned during a stated 30-day
                        period.  For purposes of this calculation, dividends are
                        accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be
                        calculated based on the yield to maturity of each
                        obligation (or, if more appropriate, based on yield to
                        call date).
             b    =     expenses accrued during period (net of reimbursement).
             c    =     the average daily number of shares outstanding during
                        the period.
             d    =     the maximum offering price per share on the last day of
                        the period.

         Tax-equivalent yield for AIM MUNICIPAL BOND FUND will be calculated by dividing that portion of the yield of the Fund (as determined above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion of the yield that is not tax-exempt.

         The yields for each of the named Funds were as follows:

                                                            30 DAYS ENDED DECEMBER 31, 1997
                                               ---------------------------------------------------------
                                               CLASS A SHARES        CLASS B SHARES       CLASS C SHARES
                                               --------------        --------------       --------------
    AIM Balanced Fund   . . . . . . . . . . .      2.22%                  1.51%               1.51%
    AIM Global Utilities Fund   . . . . . . .      2.10%                  1.47%               1.47%
    AIM High Yield Fund   . . . . . . . . . .      7.63%*                 7.26%*              7.26%*
    AIM Income Fund   . . . . . . . . . . . .      6.04%                  5.54%               5.54%
    AIM Intermediate Government Fund  . . . .      5.71%                  5.22%               5.22%
    AIM Municipal Bond Fund   . . . . . . . .      3.89%**                3.29%**             3.29%**

       * The relatively high yields in this Fund, like that of other junk bond funds, reflect a substantial premium for the high default risk perceived by the market. Investors should not consider these yields a measure of income potential.

       ** The tax-equivalent yield, assuming a tax rate of 39.6%, for the Class A shares, Class B shares and Class C shares of AIM MUNICIPAL BOND FUND was 6.44%, 5.45% and 5.45%, respectively.

         The standard formula for calculating annualized yield for AIM MONEY MARKET FUND, as described in the Prospectus, is as follows:


                             Y = V - V  X  365
                                  1   0
                                 ------    ---
                                   V        7
                                    0


Where        Y      =     annualized yield.
             V      =     the value of a hypothetical pre-existing account in
              0           the Fund having a balance of one share at the
                          beginning of a stated seven-day period.
             V      =     the value of such an account at the end of the stated
              1           period.

         The annualized yield for each of the Class A, Class B and Class C shares and AIM Cash Reserve Shares of AIM MONEY MARKET FUND for the 7 days ended December 31, 1997, was 4.76%, 3.99%, 3.99% and 4.83%, respectively.

         The standard formula for calculating effective annualized yield for AIM Money Market Fund, as described in the Prospectus, is as follows:

                                        365/7
                              EY = (Y+1)     -1

Where        EY     =     effective annualized yield.
              Y     =     annualized yield, as determined above.

         The effective annualized yield for each of the Class A, Class B and Class C shares and AIM Cash Reserve Shares of AIM MONEY MARKET FUND for the 7 days ended December 31, 1997, was 4.87%, 4.06%, 4.06% and 4.95%, respectively.

         For the purpose of determining the annualized yield and effective annualized yield, the net change in the value of the hypothetical AIM MONEY MARKET FUND account reflects the value of additional shares purchased with dividends from the original shares and any such additional shares, and all fees charged, other than non-recurring account or sales charges, to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation or income other than investment income.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         A I M Advisors, Inc. ("AIM") makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. In such transactions, a Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with
(3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

         Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Funds as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Funds from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of a Fund to purchase municipal securities being publicly underwritten by such syndicate, and the Fund may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of municipal securities and be paid a fee by such issuer. Each Fund may purchase such municipal securities directly from the issuer, provided that the purchase is reviewed by the Board of Trustees and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally or in written form. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS

         As of December 31, 1997, the following Funds entered into repurchase agreements with the following regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act, having the noted market values.

                                                         Merrill Lynch,
                                     Goldman Sachs      Pierce Fenner &
                                         & Co.             Smith Inc.
                                     --------------     ---------------
AIM High Yield Fund                  $   42,498,660                  --
AIM Intermediate Government Fund         26,089,190                  --
AIM Money Market Fund                    21,619,327                  --
AIM Value Fund                        1,009,483,498         200,000,000

         As of December 31, 1997, AIM BALANCED FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND held an amount of common stock issued by Merrill Lynch & Co. Inc. having a market value of $2,917,500, $2,844,563 and $151,841,288.

BROKERAGE COMMISSIONS PAID

     For the year ended December 31, 1997, AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND directed certain brokerage transactions to broker-dealers that provided AIM with research, statistical and other information: $34,314,244, $4,960,864, $74,595,852 and
$1,925,874,330, respectively. For the same period, AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND,and AIM VALUE FUND paid the following in related brokerage commissions: $51,902, $7,994, $65,579 and $1,737,500, respectively.

     Except as noted, the Trust does not utilize an affiliated broker or dealer in effecting portfolio transactions and does not recapture commissions paid in such transactions. Brokerage commissions or underwriting concessions (or both) paid by each of the Funds listed below were as follows for the years ended December 31, 1997, 1996 and 1995.

              FUND                                  1997        1996          1995
              ----                                -------     --------      --------
                                                   (000)        (000)         (000)
AIM Balanced Fund . . . . . . . . . . . . .       $   726     $    357      $   117
AIM Global Utilities Fund . . . . . . . . .           150          275          596
AIM High Yield Fund . . . . . . . . . . . .           102           87          -0-
AIM Income Fund . . . . . . . . . . . . . .            28           11            4
AIM Intermediate Government Fund  . . . . .           -0-          -0-          -0-
AIM Municipal Bond Fund . . . . . . . . . .           -0-          -0-          -0-
AIM Select Growth Fund  . . . . . . . . . .         1,101          929          520
AIM Value Fund  . . . . . . . . . . . . . .        35,473       29,515       17,964

                       INVESTMENT OBJECTIVES AND POLICIES

     For a general discussion of the investment objective(s) and policies of each Fund, see the sections entitled "Investment Objectives" and "Investment Programs" in the Prospectus.

ALL FUNDS EXCEPT AIM MONEY MARKET FUND

     AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND invest in securities traded in the over-the-counter market or listed on a national securities exchange, while AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND and AIM MUNICIPAL BOND FUND generally acquire bonds in new offerings or in principal trades with broker-dealers. AIM BALANCED FUND, investing in both equity and debt securities, acquires securities in the over- the-counter market and on national securities exchanges, and acquires bonds in new offerings or in principal trades with broker-dealers. Ordinarily, the Funds do not purchase securities with the intention of engaging in short-term trading. However, any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objectives, regardless of the holding period of that security.

     The Funds may invest in high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. Such investments generally are the type in which AIM MONEY MARKET FUND invests, generally will have maturities of 60 days or less and normally are held to maturity. See "Description of Money Market Instruments." The underlying securities that are subject to a repurchase agreement will be "marked-to-market" on a daily basis so that AIM can determine the value of the securities in relation to the amount of the repurchase agreement.

         U.S. Government securities may take the form of participation interests in, and may be evidenced by, deposit or safekeeping receipts. Participation interests are pro rata interests in U.S. Government securities. A Fund may acquire participation interests in pools of mortgages sold by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Banks. Instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

     U.S. Government securities, including those that are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Some securities issued by federal agencies or instrumentalities are only supported by the credit of the agency or instrumentality (such as the Federal Home Loan Banks) while others have an additional line of credit with the U.S. Treasury (such as the Federal National Mortgage Association). In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

AIM MONEY MARKET FUND

     The types of money market instruments in which the Fund presently invests are listed under "Description of Money Market Instruments" in the Prospectus and this Statement of Additional Information. If the trustees determine that it may be advantageous to invest in other types of money market instruments, the Fund may invest in such instruments, if it is permitted to do so by its investment objectives, policies and restrictions.

     The rating applied to a security at the time the security is purchased by the Fund may be changed while the Fund holds such security in its portfolio. This change may affect, but will not necessarily compel, a decision to dispose of a security. If the major rating services used by the Fund were to alter their standards or systems for ratings, the Fund would then employ ratings under the revised standards or systems that would be comparable to those specified in its current investment objectives, policies and restrictions.

     The Board of Trustees has established procedures in compliance with Rule 2a-7 under the 1940 Act that include reviews of portfolio holdings by the trustees at such intervals as they may deem appropriate to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a deviation having such a result exists, they intend to take such corrective action as they deem necessary and appropriate, including, but not limited to, the following: the sale of portfolio instruments prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; authorizing redemption of shares in kind; or establishing a net asset value per share by using available market quotations, in which case, the net asset value could possibly be greater or less than $1.00 per share. If the trustees deem it inadvisable to continue the practice of maintaining a net asset value of $1.00 per share, they may alter this procedure. The shareholders of the Fund will be notified promptly after any such change.

     Any increase in the value of a shareholder's investment in the Fund resulting from the reinvestment of dividend income is reflected by an increase in the number of shares in the shareholder's account.

AIM MUNICIPAL BOND FUND

     The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds, which are municipal bonds, are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds.

     The Fund invests in securities representing a number of different investment classifications. In addition, there are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on various factors.

     Securities in which the Fund invests may be insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.

AIM HIGH YIELD FUND

     The Fund will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or
(c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis. The Fund does not expect to invest more than 5% of the value of its total assets in issues, other than preferred stocks, of the type discussed in this paragraph.

AIM GLOBAL UTILITIES FUND

     DESCRIPTION OF THE UTILITIES INDUSTRY

     Electric Utility Industry. Electric utilities are heavily regulated. Local rates are subject to the review of state commissions, and sales either between companies or that cross state lines are subject to review by the Federal Energy Regulatory Commission. The industry is also subject to regulation by the SEC under the Public Utility Holding Company Act of 1935. In addition, companies constructing or operating nuclear powered generating stations are subject to extensive regulation by the Nuclear Regulatory Commission.

     Electric utility companies are also subject to extensive local regulation in environmental and site location matters. Future legislation with regard to the issues of acid rain and toxic and radioactive wastes could have a significant impact on the manner in which utility companies conduct their business, and the costs that they incur. Since the late 1970s, investor-owned utilities have experienced a number of unfavorable regulatory trends, including increased regulatory resistance to price increases and new legislation encouraging deregulation and competition.

     Natural Gas Industry. The natural gas industry is comprised primarily of many small distribution companies and a few large interstate pipeline companies. The Public Utility Holding Company Act of 1935 has generally acted as a bar to the consolidation of pipeline and distribution companies. Regulation of these companies is similar to that of electric companies. The performance of natural gas utilities may also be substantially affected by fluctuations in energy prices.

     Communications Industry. Most of the communications industry capacity is concentrated in the hands of a few very large publicly-held companies, unlike the situation in the electric and gas industries. Significant risks for the investor to overcome still exist, however, including risk related to pricing at marginal versus embedded cost. New entrants may have lower costs of material due to newer technologies or lower standards of reliability than those imposed in the past by American Telephone & Telegraph ("AT&T") on the industry. Accordingly, the marginal cost of incremental service is much lower than the costs embedded in an existing network. Communications companies are not subject to the Public Utility Holding Company Act of 1935.

     Interstate communications service may be subject to Federal Communications Commission regulation. Local service may be regulated by the states. In addition, AT&T and its former subsidiaries are still subject to judicial review pursuant to the settlement of the antitrust case brought against them by the Department of Justice.

     Water Utility Industry. The water utility industry is composed of regulated public utilities that are involved in the distribution of drinking water to densely populated areas. The industry is geographically diverse and subject to the same rate base and rate of return regulations as are other public utilities. Demand for water is most heavily influenced by the local weather, population growth in the service area and new construction. Supplies of clean, drinkable water are limited and are primarily a function of the amount of past rainfall.

     Other. In addition to the particular types of utilities industries described above, the Fund may invest in developing utility technology companies (such as cellular telephone, fiber optics and satellite communications firms) and in holding companies which derive a substantial portion of their revenues from utility-related activities. Generally, a holding company will be considered to derive a substantial portion of its revenues from utility-related activities if such activities account for at least 40% of its revenues.

LENDING PORTFOLIO SECURITIES:  ALL FUNDS

     Consistent with applicable regulatory requirements, the Funds may lend their portfolio securities (principally to broker-dealers) to the extent of one-third of their respective total assets. Such loans would be callable at any time and would be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments. Where voting or consent rights with respect to loaned securities pass to the borrower, the Funds will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on the Funds' investment in the loaned securities. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

COVERED CALL OPTIONS:  ALL FUNDS EXCEPT AIM MONEY MARKET FUND

     Each Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When a Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price, or in the absence of a sale, the last offering price. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option owns or has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, a Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, a Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which a Fund effects a closing purchase transaction by purchasing (at a price which may be higher than was received when the call option was written) a call option identical to the one originally written. Each of AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND, as non-fundamental policies (a) will not write covered call options such that the aggregate value of the securities underlying all such options exceeds 25% of the value of their respective net assets, (b) will not write, sell or purchase uncovered call options, straddles, spreads or combinations thereof, and (c) will only write covered call options for hedging purposes and will not use leverage in doing so.

PUT OPTIONS: AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND AND AIM VALUE
FUND

     Each of AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND may purchase put options on securities. A put option constitutes a hedge against a decline in the price of a security owned by a Fund. It may be sold at a profit or loss depending upon changes in the price of the underlying security. A put option may be exercised at a profit, provided that the amount of the decline in the price of the underlying security below the option exercise price during the option period exceeds the option premium, or a put option may expire without value. The maximum loss exposure involved in the purchase of a put option is the cost of the option contract. Each of AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND, as non-fundamental policies (a) will not purchase put options which exceed 25% of the value of their respective net assets, (b) will not write or sell put options, straddles, spreads or combinations thereof, and (c) will only purchase put options for hedging purposes and will not use leverage in doing so.

COMBINED OPTION POSITIONS: AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND AND AIM VALUE FUND

     The Funds, for hedging purposes, may combine purchases and sales of options to adjust the risk and return characteristics of a Fund's overall position. For example, a Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position. This technique, called a "collar," enables the Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, the Fund gives up the ability for potentially unlimited profit from the stock appreciation. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a higher price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

SHORT SALES:  AIM BALANCED FUND AND AIM HIGH YIELD FUND

     Each of AIM BALANCED FUND and AIM HIGH YIELD FUND may from time to time make short sales of securities which it owns or which it has the right to acquire through the conversion or exchange of other securities it owns. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will neither make short sales of securities nor maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." To secure its obligation to deliver the securities sold short, a Fund will deposit in escrow in a separate account with its custodian, State Street Bank and Trust Company ("State Street"), an equal amount of the securities sold short or securities convertible into or exchangeable for such securities.

     Since a Fund ordinarily will want to continue to receive interest and dividend payments on securities in its portfolio which are convertible into the securities sold short, the Fund will normally close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities which it already holds.

     A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because, among other reasons, it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

FUTURES CONTRACTS:  ALL FUNDS EXCEPT AIM MONEY MARKET FUND

     In cases of purchases of futures contracts, an amount of liquid assets, equal to the cost of the futures contracts (less any related margin deposits), will be segregated with a Fund's custodian to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with its custodian for the account of the broker a stated amount, as called for by the particular contract, of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions.

     Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. This process is known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in a similar fashion when a Fund has purchased an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

     A description of the various types of futures contracts utilized by certain Funds and the identification of those Funds whose investment policies permit such investments is as follows:

     Stock Index Futures Contracts - AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND ("Equity Funds")

     A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold primarily with respect to broad based stock indices such as the Standard & Poor's 500 Stock Index, the New York Stock Exchange Composite Index, the American Stock Exchange Major Market Index, the NASDAQ - 100 Stock Index and the Value Line Stock Index.

     The stock indices listed above consist of a spectrum of stocks not limited to any one industry such as utility stocks. Utility stocks, at most, would be expected to comprise a minority of the stocks comprising the portfolio of an index.

     Interest Rate Futures Contracts - AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND and AIM MUNICIPAL BOND FUND ("Debt Funds")

     An interest rate futures contract is an agreement between two parties to buy and sell a debt security for a set price on a future date. Currently, there are futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills, Eurodollars and the Bond Buyer Municipal Bond Index.

     Foreign Currency Futures Contracts - All Funds (except AIM INTERMEDIATE GOVERNMENT FUND, AIM MONEY MARKET FUND and AIM MUNICIPAL BOND FUND)

     Futures contracts may also be used to hedge the risk of changes in the exchange rates of foreign currencies.

OPTIONS ON FUTURES CONTRACTS:  ALL FUNDS EXCEPT AIM MONEY MARKET FUND

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option on a futures contract is exercised on the last trading date prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     A Fund may purchase and sell put and call options on futures contracts in order to hedge the value of its portfolio against changes in market conditions. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or underlying securities or currency.

RISKS AS TO FUTURES CONTRACTS AND RELATED OPTIONS

     The use of futures contracts and related options as hedging devices presents several risks. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stock, debt securities or foreign currency which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stocks, debt securities or foreign currency which are the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stock, debt securities or foreign currency, a Fund will experience either a loss or a gain on the hedging instrument which will not be completely offset by movements in the price of the stock, debt securities or foreign currency which are the subject of the hedge. The use of options on futures contracts involves the additional risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option.

     Successful use of hedging instruments by a Fund is also subject to AIM's ability to predict correctly movements in the direction of the stock market (Equity Funds), of interest rates (Debt Funds) or of foreign exchange rates (foreign currencies). Because of possible price distortions in the futures and options markets, and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by AIM of general market trends may not result in a completely successful hedging transaction.

     It is also possible that where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in a Fund's portfolio may decline. If this occurred, a Fund would lose money on the futures contracts and also experience a decline in the value of its portfolio securities. Similar risks exist with respect to foreign currency hedges.

     Positions in futures contracts or options may be closed out only on an exchange on which such contracts are traded. Although the Funds intend to purchase or sell futures contracts or purchase options only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position or purchase an option at such time. In the event of adverse price movements under those circumstances, the Fund would continue to be required to segregate additional liquid assets for payment of maintenance margin on its futures positions. The extent to which the Fund may engage in futures contracts or related options will be limited by Internal Revenue Code requirements for qualification as a regulated investment company and the Funds' intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause a Fund to suffer losses which it would not otherwise sustain.


DELAYED DELIVERY AGREEMENTS:  ALL FUNDS

     Delayed delivery agreements involve commitments by a Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for such securities or instruments. These commitments may fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, AIM can anticipate that cash for investment purposes will result from, among other things, scheduled maturities of existing portfolio instruments or from net sales of shares of a Fund. To assure that a Fund will be as fully invested as possible in instruments meeting the Fund's investment objective, the Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery securities. No more than 25% of a Fund's total assets will be committed to delayed delivery agreements and when-issued securities, as described below.
The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to a Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Trustees has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board of Trustees may restrict the use of delayed delivery agreements if the risk of loss is determined to be material, or if it affects the stable net asset value of AIM MONEY MARKET FUND.

WHEN-ISSUED SECURITIES:  ALL FUNDS

     Many new issues of securities are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of a Fund's total assets would become committed to purchases of when-issued securities and delayed delivery agreements.

     If a Fund purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by segregating liquid assets in the same fashion as required for a delayed delivery agreement. Such segregated liquid assets will likewise be marked-to-market, and the amount segregated will be increased if necessary to maintain adequate coverage of the when-issued commitments.

     Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

     A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

FOREIGN EXCHANGE TRANSACTIONS: ALL FUNDS (EXCEPT AIM INTERMEDIATE GOVERNMENT FUND, AIM MONEY MARKET FUND AND AIM MUNICIPAL BOND FUND)

     Purchases and sales of foreign securities are usually made with foreign currencies, and consequently a Fund may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e., cash) basis at the spot rate prevailing in foreign exchange markets, and will result in currency conversion costs to a Fund. The Funds attempt to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Funds from transferring cash out of such countries, and the Funds may be affected either favorably or unfavorably by fluctuations in relative exchange rates while they hold foreign currencies.

RULE 144A SECURITIES

     Each of the Funds may purchase securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Trust's Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction of investing no more than 15% of their respective net assets (10% in the case of AIM MONEY MARKET FUND) in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that such Fund does not invest more than 15% of its net assets (10% in the case of AIM Money Market Fund) in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


                            INVESTMENT RESTRICTIONS

     Each Fund is subject to the following restrictions which may not be changed without approval of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

AIM BALANCED FUND

     The Fund may not:

          1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (except U.S. Government securities or securities issued by its agencies and instrumentalities), and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          2. Concentrate 25% or more of its investments in a particular industry.

          3. Make short sales of securities or maintain a short position in securities unless at all times when a short position is open, it owns at least an equal amount of such securities or owns securities comparable to or exchangeable for at least an equal amount of such securities.

          4. Purchase or sell commodity contracts, except that the Fund may, as appropriate and consistent with its investment policies and other investment restrictions, for hedging purposes, write, purchase or sell options (including puts, calls and combinations thereof), write covered call options, enter into futures contracts on securities, securities indices and currencies, options on such futures contracts, forward foreign currency exchange contracts, forward commitments and repurchase agreements.

          5. Purchase or sell real estate (except that this restriction does not preclude investments in companies engaged in real estate activities or in real estate investment trusts or in securities secured by real estate).

          6. Borrow money or pledge its assets except that the Fund may enter into reverse repurchase agreements and except, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 33-1/3% of the value of its total assets (including the amount of such borrowings) less its liabilities (excluding the amount of such borrowings) and may pledge amounts of up to 33-1/3% of its total assets to secure such borrowings. The Fund will not purchase securities while borrowings in an amount in excess of 5% of its total assets are outstanding. The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

          7. Make loans, except (a) through the purchase of a portion of an issue of bonds or other obligations of types commonly offered publicly and purchased by financial institutions, (b) through the purchase of short-term obligations (maturing within a year), including repurchase agreements, and (c) the Fund may lend its portfolio securities, provided that the value of the securities loaned does not exceed 33-1/3% of the Fund's total assets.

AIM GLOBAL UTILITIES FUND

     The Fund may not:

          1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          2. Purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer, to be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          3. Make short sales of securities or purchase securities on margin, but it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities and may make margin payments in connection with transactions in financial futures contracts and options thereon.

          4.  Act as a securities underwriter.

          5. Make loans, except (a) through the purchase of a portion of an issue of bonds or other obligations of types commonly offered publicly and purchased by financial institutions, and (b) through the purchase of short-term obligations (maturing within a year), including repurchase agreements, and (c) the Fund may lend its portfolio securities, provided that the value of the securities loaned does not exceed 33-1/3% of the Fund's total assets.

          6. Borrow money or mortgage, pledge, or hypothecate its assets, except that the Fund may enter into financial futures contracts, and except that the Fund may borrow from banks to pay for redemptions and for temporary purposes in an amount not exceeding one-third of the value of its total assets (including the amount of such borrowings) less its liabilities (excluding the amount of such borrowings) and may secure such borrowings by pledging up to one-third of the value of its total assets. For the purpose of this restriction, collateral arrangements with respect to margin for a financial futures contract are not deemed to be a pledge of assets. The Fund will not purchase securities while borrowings in an amount in excess of 5% of its total assets are outstanding.

          7. Buy or sell commodities or commodity contracts, although the Fund may purchase and sell financial futures contracts and options thereon for hedging purposes.

          8. Invest in real estate, although the Fund may purchase securities secured by real estate or interests therein or issued by issuers which invest in real estate.

AIM High Yield Fund

     The Fund may not:

          1. Borrow money or issue senior securities or mortgage, pledge, or hypothecate its assets, except that the Fund may enter into financial futures contracts, and borrow from banks to pay for redemptions and for temporary purposes in an amount not exceeding one-third of the value of its total assets (including the amount of such borrowings) less its liabilities (excluding the amount of such borrowings) and may secure such borrowings by pledging up to one-third of the value of its total assets. For the purpose of this restriction, collateral arrangements with respect to margin for a financial futures contract are not deemed to be a pledge of assets. Secured temporary borrowings may take the form of reverse repurchase agreements, pursuant to which the Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component. The Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

          2. Make short sales of securities or maintain short positions, unless, at all times when a short position is open, the Fund owns at least an equal amount of the securities sold short or owns securities convertible into or exchangeable for at least an equal amount of such securities sold short, without the payment of further consideration.

          3. Purchase or sell real estate or interests therein, but the Fund may purchase and sell (a) securities which are secured by real estate, and (b) the securities of companies which invest or deal in real estate or interests therein, including real estate investment trusts.

          4.  Act as a securities underwriter.

          5. Purchase or sell commodities or commodity contracts, other than financial futures contracts and options thereon.

          6. With respect to 75% of the value of its total assets, invest more than 5% of the market value of its total assets in the securities of any one issuer, other than obligations of or guaranteed by the U.S. Government or any of its agencies or instrumentalities, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          7. Concentrate 25% or more of the value of its total assets in the securities of issuers which conduct their principal business activities in the same industry. Gas, electric, water and telephone companies as well as banks, credit institutions, and insurance companies will be considered to be in separate industries.

          8. Make loans, except that the Fund may lend its portfolio securities provided that the value of the securities loaned does not exceed 33-1/3% of its total assets, and except that the Fund may enter into repurchase agreements.

          9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and may make margin payments in connection with transactions in financial futures contracts and options thereon.

          10. Invest in puts, calls, or any combinations thereof, except, however, that the Fund may invest in financial futures contracts, purchase and sell options on financial futures contracts, may acquire and hold puts which relate to equity securities acquired by the Fund when such puts are attached to or included in a unit with such equity securities, and may sell covered call options.

AIM INCOME FUND

     The Fund may not:

          1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities, including securities issued by its agencies and instrumentalities), and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          2. Purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer, to be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          3. Concentrate 25% or more of its investments in a particular industry.

          4. Make short sales of securities or purchase securities on margin, but it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities and may make margin payments in connection with transactions in financial futures contracts and options thereon.

          5.  Act as a securities underwriter.

          6. Make loans, except (a) through the purchase of a portion of an issue of bonds or other obligations of types commonly offered publicly and purchased by financial institutions, (b) through the purchase of short-term obligations (maturing within a year), including repurchase agreements, and (c) the Fund may lend its portfolio securities, provided that the value of the securities loaned does not exceed 33-1/3% of the Fund's total assets.

          7. Borrow, except that the Fund may enter into financial futures contracts and that the right is reserved to borrow from banks, provided that no borrowing may exceed one-third of the value of its total assets (including the amount of such borrowings) less its liabilities (excluding the amount of such borrowings) and may secure such borrowings by pledging up to one-third of the value of its total assets. (For the purposes of this restriction, collateral arrangements with respect to margin for a financial futures contract are not deemed to be a pledge of assets.) The Fund will not purchase securities while borrowings in an amount in excess of 5% of its total assets are outstanding.

          8. Invest in puts, calls, straddles, spreads or any combination thereof, except, however, that the Fund may purchase and sell options on financial futures contracts and may sell covered call options.

          9. Buy or sell commodities or commodity contracts, although the Fund may purchase and sell financial futures contracts and options thereon.

          10. Invest in real estate, although the Fund may purchase securities secured by real estate or interests therein or issued by issuers which invest in real estate.

          11. Invest in securities with unlimited liability except for assessability allowed by statutes with respect to wages.

          12. Issue senior securities except to the extent permitted by the 1940 Act, including permitted borrowing.

AIM INTERMEDIATE GOVERNMENT FUND

     The Fund may not:

               1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities, including securities issued by its agencies and instrumentalities, as described under "Investment Objectives" in the Prospectus, and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order).

          2. Purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer, to be held by the Fund (except U.S. Government securities including securities issued by its agencies and instrumentalities, as described under "Investment Objectives" in the Prospectus), and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          3. Concentrate 25% or more of its investments in a particular industry.

          4. Make short sales of securities or purchase securities on margin, but it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities and may make margin payments in connection with transactions in financial futures contracts and options thereon.

          5.  Act as a securities underwriter.

          6. Make loans, except (a) through the purchase of a portion of an issue of bonds or other obligations of types commonly offered publicly and purchased by financial institutions, (b) through the purchase of short-term obligations (maturing within a year), including repurchase agreements, and (c) the Fund may lend its portfolio securities provided that the value of the securities loaned does not exceed 33-1/3% of the Fund's total assets.

          7. Borrow money or mortgage, pledge, or hypothecate its assets, except that the Fund may enter into financial futures contracts, and except that the Fund may borrow from banks to pay for redemptions and for temporary purposes in an amount not exceeding one-third of the value of its total assets (including the amount of such borrowings) less its liabilities (excluding the amount of such borrowings) and may secure such borrowings by pledging up to one-third of the value of its total assets. For the purpose of this restriction, collateral arrangements with respect to margin for a financial futures contract are not deemed to be a pledge of assets. The Fund will not purchase securities while borrowings in an amount in excess of 5% of its total assets are outstanding.

          8. Invest in puts, calls, straddles, spreads or any combination thereof, except, however, that the Fund may purchase and sell options on financial futures contracts and may sell covered call options.

          9. Buy or sell commodities or commodity contracts, although the Fund may purchase and sell financial futures contracts and options thereon.

          10. Invest in real estate, although the Fund may purchase securities secured by real estate or interests therein or issued by issuers which invest in real estate.

AIM MONEY MARKET FUND

     The Fund may not:

          1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer, except (a) U.S. Government securities, including securities issued by its agencies and instrumentalities, (b) to the extent permitted by Rule 2a-7 under the 1940 Act, as amended from time to time, and (c) that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          2. Concentrate 25% or more of its investments in a particular industry, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and obligations of domestic banks.

          3. Pledge, mortgage or hypothecate more than 33-1/3% of the total assets of the Fund, except that reverse repurchase agreements and loans of portfolio securities are not deemed to involve pledging, mortgaging or hypothecating assets.

          4. Purchase securities on margin or make short sales of securities, except as is necessary for the clearance of purchases and sales of securities.

          5. Underwrite securities (except to the extent that the purchase of securities either directly from the issuer or from an underwriter for an issuer and the later disposition of such securities may be deemed an underwriting).

          6. Make loans, except it may purchase instruments and securities permitted by the investment objectives and policies, it may invest in reverse repurchase agreements, and it may loan portfolio securities in an amount equal to one-third of its total assets.

          7. Borrow money or issue senior securities (which term shall not include delayed delivery and when-issued securities) except as a temporary measure for extraordinary or emergency purposes and except that the Fund may enter into reverse repurchase agreements in amounts, inclusive of all borrowings, up to one-third of the value of the Fund's total assets (including the amount of such borrowings) less its liabilities (excluding the amount of such borrowings) at the time it enters into such agreements. The Fund will not purchase portfolio securities while borrowings in an amount in excess of 5% of its total assets are outstanding.

          8.  Invest in puts or calls or engage in arbitrage transactions.

          9.  Buy or sell commodities or commodity futures contracts.

          10. Invest in real estate, although the Fund may purchase securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein.

AIM MUNICIPAL BOND FUND

     The Fund may not:

          1. Invest less than 65% of its total assets in securities other than municipal bonds.

          2. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities, including securities issued by its agencies and instrumentalities, and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order). For the purpose of this restriction and that set forth in restriction 3, the Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member as a separate issuer.

          3. Purchase the securities of any issuer if such purchase would cause more than 10% of the debt obligations of such issuer to be held by the Fund.

          4. Purchase securities if such purchase would cause, at the time of purchase, 25% or more of total Fund assets to be invested in any one industry. Investment in municipal bonds and obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities does not involve investment in any industry.

          5. Make short sales of securities or purchase securities on margin, but it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities and may make margin payments in connection with transactions in financial futures contracts and options thereon and municipal bond index futures contracts.

          6. Act as a securities underwriter except to the extent that it may be deemed to be an underwriter under the Securities Act of 1933 when purchasing or selling a portfolio security.

          7. Make loans, except that it may purchase debt instruments, including repurchase agreements maturing within seven days, as permitted by the investment objective and policies of the Fund, and except that it may lend its portfolio securities provided that the value of the securities loaned does not exceed 33-1/3% of its total assets.

          8. Borrow, except that the Fund may enter into financial futures contracts and municipal bond index futures contracts and that the right is reserved to borrow from banks, provided that no borrowing may exceed one-third of the value of its total assets (including the amount of such borrowings) less its liabilities (excluding the amount of such borrowings) and may secure such borrowings by pledging up to one-third of the value of its total assets. (For the purposes of this restriction, collateral arrangements with respect to margin for a financial or a municipal bond index futures contract are not deemed to be a pledge of assets.) The Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

          9. Invest in puts, calls, straddles, spreads or any combination thereof, except, however, that the Fund may purchase and sell options on financial futures contracts and may sell covered call options.

          10. Buy or sell commodities or commodity contracts, although the Fund may purchase and sell financial futures contracts and options thereon and municipal bond index futures contracts.

          11. Invest in real estate, although the Fund may purchase securities secured by real estate or interests therein or issued by issuers which invest in real estate.

AIM SELECT GROWTH FUND

     The Fund may not:

          1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities, including securities issued by its agencies and instrumentalities), and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          2. Purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer, to be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          3. Concentrate 25% or more of its investments in a particular industry.

          4. Make short sales of securities or purchase securities on margin, but it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities and may make margin payments in connection with transactions in stock index futures contracts and options thereon.

          5.  Act as a securities underwriter.

          6. Make loans, except (a) through the purchase of a portion of an issue of bonds or other obligations of types commonly offered publicly and purchased by financial institutions, (b) through the purchase of short-term obligations (maturing within a year), including repurchase agreements, and (c) the Fund may lend its portfolio securities, provided that the value of the securities loaned does not exceed 33-1/3% of the Fund's total assets.

          7. Borrow, except that the Fund may enter into stock index futures contracts and that the right is reserved to borrow from banks, provided that no borrowing may exceed one-third of the value of its total assets (including the amount of such borrowings) less its liabilities (excluding the amount of such borrowings) and may secure such borrowings by pledging up to one-third of the value of its total assets. For the purposes of this restriction, collateral arrangements with respect to margin for a stock index futures contract are not deemed to be a pledge of assets. The Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

          8. Buy or sell commodities or commodity contracts, although the Fund may invest in financial futures and options thereon for hedging purposes.

          9. Invest in real estate, although the Fund may purchase securities secured by real estate or interests therein or issued by issuers which invest in real estate.

AIM VALUE FUND

     The Fund may not:

          1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities, including securities issued by its agencies and instrumentalities, and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order).

          2. Purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer, to be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          3. Concentrate 25% or more of its investments in a particular industry.

          4. Make short sales of securities or purchase securities on margin, but it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities and may make margin payments in connection with transactions in stock index futures contracts and options thereon.

          5.  Act as a securities underwriter.

          6. Make loans, except (a) through the purchase of a portion of an issue of bonds or other obligations of types commonly offered publicly and purchased by financial institutions, (b) through the purchase of short-term obligations (maturing within a year), including repurchase agreements, and (c) the Fund may lend its portfolio securities, provided that the value of the securities loaned does not exceed 33-1/3% of the Fund's total assets.

          7. Borrow, except that the Fund may enter into stock index futures contracts and that the right is reserved to borrow from banks, provided that no borrowing may exceed one-third of the value of its total assets (including the amount of such borrowings) less its liabilities (excluding the amount of such borrowings) and may secure such borrowings by pledging up to one-third of the value of its total assets. (For the purposes of this restriction, collateral arrangements with respect to margin for a stock index futures contract are not deemed to be a pledge of assets.) The Fund will not purchase securities while borrowings in an amount in excess of 5% of its total assets are outstanding.

          8. Buy or sell commodities or commodity contracts, although the Fund may invest in financial futures and options thereon for hedging purposes.

          9. Invest in real estate, although the Fund may purchase securities secured by real estate or interests therein or issued by issuers which invest in real estate.

     As a non-fundamental policy, none of the Funds will invest for the purpose of influencing management or exercising control, except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of February 2, 1998, the trustees and officers of the Trust as a group owned less than 1% of all classes of outstanding shares of the Trust; except that the trustees and officers as a group owned 10.89% of the outstanding AIM Cash Reserve Shares of AIM MONEY MARKET FUND, and 1.48% of the outstanding Class A shares of AIM MUNICIPAL BOND FUND.

     To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Trust's equity securities as of February 2, 1998, and the percentage of the outstanding shares held by such holders are set forth below:

                                                                                                     Percent
                                                                                                     Owned of
                                                                                  Percent             Record
                                              Name and Address                    Owned of              and
Fund                                              of Owner                         Record*         Beneficially
----                                          ----------------                    --------         ------------
AIM Balanced Fund -                        MLTC TTEE FBO                           7.16%               -0-
  Class A shares                           Qualified Retirement Plans
                                           Merrill Lynch Grp Empl Svcs
                                           265 Davidson Ave. 4th Fl.
                                           Somerset, NJ 08873

                                           Merrill Lynch, Pierce,                  6.41%               -0-
                                           Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

     Class B shares                        Merrill Lynch, Pierce,                 12.83%               -0-
                                           Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

     Class C shares                        Merrill Lynch, Pierce,                 33.29%               -0-
                                           Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

AIM Global Utilities Fund -                Merrill Lynch, Pierce,                  8.39%               -0-
     Class B shares                        Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

     Class C shares                        Wheat First Securities, Inc.           34.13%               -0-
                                           Penelope R. Best
                                           6068 Barnhill Ct.
                                           Frederick, MD 21701

                                           Bear Stearns Securities Corp.           6.04%               -0-
                                           FBO 629-01820-10
                                           1 Metrotech Center North
                                           Brooklyn, NY 11201

                                           ITC Cust. IRA FBO                       5.50%               -0-
                                           Arlie Albeck
                                           342 N. 75th St.
                                           Seattle, WA 98103


----------------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                                     Percent
                                                                                                     Owned of
                                                                                  Percent             Record
                                              Name and Address                    Owned of              and
Fund                                              of Owner                         Record*         Beneficially
----                                          ----------------                    --------         ------------
AIM High Yield Fund -                      Merrill Lynch, Pierce,                  7.65%               -0-
     Class A shares                        Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

     Class B shares                        Merrill Lynch, Pierce,                 16.74%               -0-
                                           Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

     Class C shares                        Merrill Lynch, Pierce,                 28.51%               -0-
                                           Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

AIM Income Fund -                          Merrill Lynch, Pierce,                  5.47%               -0-
     Class A shares                        Fenner & Smith
                                           Mutual Fund Operations
                                           P.O. Box 45286
                                           Jacksonville, FL 32232-5286

     Class B shares                        Merrill Lynch, Pierce,                 11.25%               -0-
                                           Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

     Class C shares                        Merrill Lynch, Pierce,                 21.58%               -0-
                                           Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

----------------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                                     Percent
                                                                                                     Owned of
                                                                                  Percent             Record
                                              Name and Address                    Owned of              and
Fund                                              of Owner                         Record*         Beneficially
----                                          ----------------                    --------         ------------
                                           Sharon Copeland Tr Young's Inc.         6.20%               -0-
                                           401K PSP Sharon Copeland Ttee
                                           Dtd. 01/17/80
                                           3121 SE 6th
                                           Topeka, KS 66607

                                           ITC Cust. IRA FBO                       5.74%               -0-
                                           Charles Dee Slovak
                                           2532 Yorktown
                                           Houston, TX 77056

    AIM Intermediate Government Fund -     Merrill Lynch, Pierce,                  8.00%               -0-
     Class A shares                        Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

     Class B shares                        Merrill Lynch, Pierce,                 17.68%               -0-
                                           Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

     Class C shares                        ITC Cust. IRA FBO                      18.59%               -0-
                                           John R. Baker
                                           Plan 09/16/92
                                           301 Elizabeth St.
                                           Summerville, SC 29483

                                           ITC Cust. 403B Plan                    16.74%               -0-
                                           First-Plymouth Conge. Church FBO
                                           John M. Levick Jr.
                                           2454 Ryons St.
                                           Lincoln, NE 68502

                                           Arden W. Richards and                  15.11%               -0-
                                           Velma T. Richards
                                           2401 E. Seventh St.
                                           Tucson, AZ 85719

----------------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                                     Percent
                                                                                                     Owned of
                                                                                  Percent             Record
                                              Name and Address                    Owned of              and
Fund                                              of Owner                         Record*         Beneficially
----                                          ----------------                    --------         ------------

                                           Victor P. Biasella Ttee                 7.46%               -0-
                                           Victor P. Biasella Rev. Liv. Tr.
                                           Dtd. 11-07-96
                                           1509 Bailey Rd.
                                           Cuyohoga Falls, OH 44221

                                           Merrill Lynch, Pierce                   5.50%               -0-
                                           Fenner Smith
                                           Mutual Fund Operations
                                           P.O. Box 45286
                                           Jacksonville, FL 32232-5286

   AIM Money Market Fund -                 Fahnestock & Co. Inc. FBO               5.34%               -0-
     Class C shares                        Frederick Mark Kuhlmann Rev. Lvg. Tr.
                                           125 Broad St.
                                           New York, NY 10004

                                           ITC Cust. Rollover IRA FBO              5.07%               -0-
                                           Everett M. Devaney
                                           7015 Wensley Way
                                           Jacksonville, FL 32217

     AIM Cash Reserve Shares               A I M Advisors, Inc.                   10.77%               -0-
                                           11 Greenway Plaza
                                           Suite 100
                                           Attn: David Hessel
                                           Houston, TX 77046

                                           Charles T. Bauer and                    7.36%               -0-
                                           Ruth J. Bauer
                                           11 Greenway Plaza, Suite 100
                                           Houston, TX 77046

                                           AIM Fund Services FBO                   5.39%               -0-
                                           AIM Family of Fund Shareholders
                                           Red. Acct., Attn: Rob Frazer
                                           11 Greenway Plaza
                                           Houston, TX 77046

----------------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                                     Percent
                                                                                                     Owned of
                                                                                  Percent             Record
                                              Name and Address                    Owned of              and
Fund                                              of Owner                         Record*         Beneficially
----                                          ----------------                    --------         ------------

   AIM Municipal Bond Fund -               Merrill Lynch, Pierce                  11.76%               -0-
     Class B shares                        Fenner Smith
                                           Mutual Fund Operations
                                           P.O. Box 45286
                                           Jacksonville, FL 32232-5286

     Class C shares                        Merrill Lynch, Pierce,                 23.75%               -0-
                                           Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

                                           Ellen D. Rogers                        13.67%               -0-
                                           2316 Brookmanor Dr.
                                           Birmingham, AL 35223

                                           Patricia C. Chernow                    13.43%               -0-
                                           4 Fox Run Ln.
                                           Westport, CT 06880

                                           Donaldson Lufkin Jenrette              11.42%               -0-
                                           Securities Corp. Inc.
                                           P.O. Box 2052
                                           Jersey City, NY 07303

                                           Alice R. St John                        8.54%               -0-
                                           600 6th Avenue S.E.
                                           Cullman, AL 35055

                                           NFSC FEBO #ASX-112330                   6.95%               -0-
                                           Carl H. Sorgen
                                           P.O. Box 310
                                           Port Clinton, Oh 43452

                                           Massih Zahedirad and                    6.87%               -0-
                                           Atyeh Zahedirad
                                           2219 Fiesta Dr.
                                           Newport Beach, CA 92668

----------------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                                     Percent
                                                                                                     Owned of
                                                                                  Percent             Record
                                              Name and Address                    Owned of              and
Fund                                              of Owner                         Record*         Beneficially
----                                          ----------------                    --------         ------------

AIM Select Growth Fund -                   Merrill Lynch, Pierce,                 17.00%               -0-
     Class B shares                        Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

     Class C shares                        Merrill Lynch, Pierce,                 48.77%               -0-
                                           Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

                                           Patricia C. Chernow                     9.73%               -0-
                                           4 Fox Run Ln.
                                           Westport, CT 06880

AIM Value Fund -                           Merrill Lynch, Pierce,                  9.58%               -0-
     Class A shares                        Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

     Class B shares                        Merrill Lynch, Pierce,                 16.21%               -0-
                                           Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286

     Class C shares                        Merrill Lynch, Pierce,                 31.90%               -0-
                                           Fenner & Smith
                                           Mutual Fund Operations
                                           P. O. Box 45286
                                           Jacksonville, FL  32232-5286


----------------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

                                 POSITIONS
                                 HELD WITH         PRINCIPAL OCCUPATION DURING AT LEAST
NAME, ADDRESS AND AGE            REGISTRANT                   THE PAST 5 YEARS
---------------------            ----------        ------------------------------------
*CHARLES T. BAUER (79)           Trustee and       Chairman of the Board of Directors, A I M Management
                                 Chairman          Group Inc., A I M Advisors, Inc., A I M Capital
                                                   Management, Inc., A I M Distributors, Inc., A I M Fund
                                                   Services, Inc. and Fund Management Company; and Vice
                                                   Chairman and Director, AMVESCAP PLC.

BRUCE L. CROCKETT (54)           Trustee           Director, ACE Limited (insurance company).  Formerly,
906 Frome Lane                                     Director, President and Chief Executive Officer, COMSAT
McLean, VA 22102                                   Corporation and Chairman, Board of Governors of INTELSAT
                                                   (international communications company).

OWEN DALY II (73)                Trustee           Director, Cortland Trust Inc. (investment  company).
Six Blythewood Road                                Formerly, Director, CF & I Steel Corp., Monumental Life
Baltimore, MD 21210                                Insurance Company and Monumental General Insurance
                                                   Company; and Chairman of the Board of Equitable
                                                   Bancorporation.

EDWARD K. DUNN, JR. (62)         Trustee           Chairman of the Board of Directors, Mercantile Mortgage
Mercantile Mortgage Corp.                          Corp.; and Director, AEGON USA (insurance company).
P.O. Box 1477                                      Formerly, Vice Chairman of the Board of Directors and
Baltimore, MD 21203                                President, Mercantile-Safe Deposit & Trust Co.; and
                                                   President, Mercantile Bankshares.

JACK FIELDS (46)                 Trustee           Chief Executive Officer, Texana Global, Inc. (foreign
Jetero Plaza, Suite E                              trading company).  Formerly, Member of the U.S. House of
8810 Will Clayton Parkway                          Representatives.
Humble, TX 77338

**CARL FRISCHLING (61)           Trustee           Partner, Kramer, Levin, Naftalis  & Frankel (law firm).
919 Third Avenue                                   Director, ERD Waste, Inc. (waste management company),
New York, NY  10022                                Aegis Consumer Finance (auto leasing company) and Lazard
                                                   Funds, Inc. (investment companies).  Formerly, Partner,
                                                   Reid  & Priest (law firm); and prior thereto, Partner,
                                                   Spengler Carlson Gubar Brodsky & Frischling (law firm).




-------------------------
* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the 1940 Act.

** A trustee who is an "interested person" of the Trust as defined in the 1940 Act.

                                 POSITIONS
                                 HELD WITH         PRINCIPAL OCCUPATION DURING AT LEAST
NAME, ADDRESS AND AGE            REGISTRANT                   THE PAST 5 YEARS
---------------------            ----------        ------------------------------------

*ROBERT H. GRAHAM (51)           Trustee and       Director, President and Chief Executive Officer, A I M
                                 President         Management Group Inc.; Director and President, A I M
                                                   Advisors, Inc.; Director and Senior Vice President, A I M
                                                   Capital Management, Inc., A I M Distributors, Inc.,
                                                   A I M Fund Services, Inc. and Fund Management Company;
                                                   Director, AMVESCAP PLC; Chairman of the Board of
                                                   Directors and President, INVESCO Holdings Canada Inc.;
                                                   and Director, AIM Funds Group Canada Inc. and INVESCO
                                                   G.P. Canada Inc.

JOHN F. KROEGER (73)             Trustee           Director, Flag Investors International Fund, Inc., Flag
37 Pippins Way                                     Investors Emerging Growth Fund, Inc., Flag Investors
Morristown, NJ 07960                               Telephone Income Fund, Inc., Flag Investors Equity
                                                   Partners Fund, Inc., Total Return U.S. Treasury Fund,
                                                   Inc., Flag Investors Intermediate Term Income Fund, Inc.,
                                                   Managed Municipal Fund, Inc., Flag Investors Value
                                                   Builder Fund, Inc., Flag Investors Maryland Intermediate
                                                   Tax-Free Income Fund, Inc., Flag Investors Real Estate
                                                   Securities Fund, Inc., Alex. Brown Cash Reserve Fund,
                                                   Inc. and North American Government Bond Fund, Inc.
                                                   (investment companies).  Formerly, Consultant, Wendell &
                                                   Stockel Associates, Inc. (consulting firm).

LEWIS F. PENNOCK (55)            Trustee           Attorney in private practice in Houston, Texas.
6363 Woodway, Suite 825
Houston, TX 77057

IAN W. ROBINSON (75)             Trustee           Formerly, Executive Vice President and Chief Financial
183 River Drive                                    Officer, Bell Atlantic Management Services, Inc.
Tequesta, FL 33469                                 (provider of centralized management services to telephone
                                                   companies);  Executive Vice President, Bell Atlantic
                                                   Corporation (parent of seven telephone companies); and
                                                   Vice President and Chief Financial Officer, Bell
                                                   Telephone Company of Pennsylvania and Diamond State
                                                   Telephone Company.

LOUIS S. SKLAR (58)               Trustee          Executive Vice President, Development and Operations,
Transco Tower, 50th Floor                          Hines Interests Limited Partnership (real estate
2800 Post Oak Blvd.                                development).
Houston, TX  77056




-------------------------

* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the 1940 Act.

                                 POSITIONS
                                 HELD WITH         PRINCIPAL OCCUPATION DURING AT LEAST
NAME, ADDRESS AND AGE            REGISTRANT                   THE PAST 5 YEARS
---------------------            ----------        ------------------------------------
***JOHN J. ARTHUR (53)            Senior Vice       Director, Senior Vice President and Treasurer, A I M
                                  President and     Advisors, Inc.; Vice President and Treasurer, A I M
                                  Treasurer         Management Group Inc., A I M Capital Management, Inc.,
                                                    A I M Distributors, Inc., A I M Fund Services, Inc. and
                                                    Fund Management Company.

GARY T. CRUM (50)                 Senior Vice       Director and President, A I M Capital Management, Inc.;
                                  President         Director and Senior Vice President, A I M Management
                                                    Group Inc. and A I M  Advisors, Inc.; and Director, A I  M
                                                    Distributors, Inc. and AMVESCAP PLC.

***CAROL F. RELIHAN (43)          Senior Vice       Director, Senior Vice President, General Counsel and
                                  President         Secretary, A I M Advisors, Inc.;  Vice President, General
                                  and Secretary     Counsel and Secretary, A I M Management Group Inc.;
                                                    Director, Vice President and General Counsel, Fund Management
                                                    Company; Vice President and General Counsel, A I M Fund Services, Inc.;
                                                    and Vice President, A I M Capital Management, Inc. and A I M
                                                    Distributors, Inc.

DANA R. SUTTON (39)               Vice President    Vice President and Fund Controller, A I M Advisors, Inc.;
                                  and Assistant     and Assistant Vice President and Assistant Treasurer,
                                  Treasurer         Fund Management Company.

ROBERT G. ALLEY (49)              Vice President    Senior Vice President, A I M Capital Management, Inc.;
                                                    and Vice President, A I M Advisors, Inc.

STUART W. COCO (42)               Vice President    Senior Vice President, A I M Capital Management, Inc.;
                                                    and Vice President, A I M Advisors, Inc.

MELVILLE B. COX (54)              Vice President    Vice President and Chief Compliance Officer, A I M
                                                    Advisors, Inc., A I M Capital Management, Inc., A I M
                                                    Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                    Management Company.

KAREN DUNN KELLEY (37)            Vice President    Senior Vice President, A I M Capital Management, Inc.;
                                                    and Vice President, A I M Advisors, Inc.

JONATHAN C. SCHOOLAR (36)         Vice President    Senior Vice President, A I M Capital Management, Inc.;
                                                    and Vice President, A I M Advisors, Inc.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.
-------------------------
***      Mr. Arthur and Ms. Relihan are married to each other.

         The members of the Audit Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger (Chairman), Pennock, Robinson and Sklar. The Audit Committee is responsible for meeting with the Funds' auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the trustees as a whole with respect to the Funds' fund accounting or its internal accounting controls, and for considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Dunn, Fields, Kroeger, Pennock (Chairman), Robinson and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as trustees who are not interested persons as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the dis-interested trustees, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Trustees and such committee.

         All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM.

Remuneration of Trustees

         Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not also an officer of the Trust is compensated for his services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds, for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:


                                              RETIREMENT
                            AGGREGATE          BENEFITS            TOTAL
                           COMPENSATION         ACCRUED         COMPENSATION
                             FROM THE            BY ALL         FROM ALL AIM
TRUSTEE                      TRUST(1)         AIM FUNDS(2)         FUNDS(3)
-------                    ------------      -------------      ------------
Charles T. Bauer            $         0      $          0       $           0
Bruce L. Crockett                19,559            67,774              84,000
Owen Daly II                     19,559           103,542              84,000
Jack Fields                      16,318                 0              71,000
Carl Frischling(4)               19,559            96,520              84,000
Robert H. Graham                      0                 0                   0
John F. Kroeger                  19,223            94,132              82,500
Lewis F. Pennock                 19,559            55,777              84,000
Ian W. Robinson                  19,559            85,912              84,000
Louis S. Sklar                   19,447            84,370              83,500


----------------
(1) The total amount of compensation deferred by all Trustees of the Trust during the fiscal year ended December 31, 1997, including amounts earned thereon, was $94,233.

(2) During the fiscal year ended December 31, 1997, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $112,579. Data reflect compensation estimated for the calendar year ended December 31, 1997.

(3) Each Trustee serves as a director or trustee of a total of 11 registered investment companies advised by AIM. Data reflect total compensation for the calendar year ended December 31, 1997.

(4) During the year ended December 31, 1997, AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, and AIM VALUE FUND each paid $5,966, $4,839, $10,687, $5,159, $4,849, $6,392, $5,021, $5,583, and $22,577, respectively, in legal fees to Mr.
Frischling's law firm, Kramer, Levin, Naftalis & Frankel for services rendered.


AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible trustee has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) for the number of such Trustee's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee, for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar are 10, 11, 0, 20, 20, 16, 10 and 8 years, respectively.

                  ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

                         Annual Retainer Paid
                           By All AIM Funds
                         --------------------
                                       $80,000
Number of                10            $60,000
Years of                  9            $54,000
Service With              8            $48,000
Applicable AIM            7            $42,000
Funds                     6            $36,000
                          5            $30,000


Deferred Compensation Agreements

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Agreements, the deferring trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the deferring trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of five
(5) or ten (10) years (depending on the Agreement) beginning on the date the deferring trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring trustee's termination of service as a trustee of the Trust. If a deferring trustee dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring trustee's death. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         The Trust, on behalf of each Fund, has entered into a Master Investment Advisory Agreement and a Master Administrative Services Agreement, both dated February 28, 1997, with AIM.

         The Master Investment Advisory Agreement provides that it will continue in effect from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees and by the affirmative vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party (the "Qualified Trustees") by votes cast in person at a meeting called for such purpose. The Master Investment Advisory Agreement was approved by the Trust's Board of Trustees (including the affirmative vote of all the Qualified Trustees) on December 11, 1996. The Master Investment Advisory Agreement was approved by the Funds' shareholders on February 7, 1997. The agreement became effective as of February 28, 1997 and provides that either party may terminate such agreement on 60 days' written notice without penalty. The agreement terminates automatically in the event of its assignment.

         AIM was organized in 1976, and along with its subsidiaries, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, A I M Distributors, Inc. ("AIM Distributors"). AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in the business of investment management on an international basis. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management of the Trust" herein.

         Subject to the control and periodic review of the Board of Trustees, AIM determines what investments shall be purchased, held, sold or exchanged for the account of the Funds and what portion, if any, of the assets of the Funds shall be held in cash and other temporary investments. Accordingly, the role of the trustees is not to approve specific investments, but rather to exercise a control and review function.

         AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund, and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Trustees reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from each of AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND and AIM MUNICIPAL BOND FUND calculated at the following annual rates, based on the average daily net assets of the Fund during the year:


NET ASSETS                                          ANNUAL RATE
----------                                          -----------
First $200 million                                     0.50%
Next $300 million                                      0.40%
Next $500 million                                      0.35%
Amount over $1 billion                                 0.30%

       Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from AIM MONEY MARKET FUND calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

NET ASSETS                                          ANNUAL RATE
----------                                          -----------
First $1 billion                                       0.55%
Amount over $1 billion                                 0.50%

       Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from AIM BALANCED FUND calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

NET ASSETS                                          ANNUAL RATE
----------                                          -----------
First $150 million                                     0.75%
Amount over $150 million                               0.50%

       Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from AIM HIGH YIELD FUND calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

NET ASSETS                                          ANNUAL RATE
----------                                          -----------
First $200 million                                     0.625%
Next $300 million                                      0.550%
Next $500 million                                      0.500%
Amount over $1 billion                                 0.450%

       Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from AIM SELECT GROWTH FUND and AIM VALUE FUND calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

NET ASSETS                                          ANNUAL RATE
----------                                          -----------
First $150 million                                     0.80%
Amount over $150 million                               0.625%


       Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from AIM GLOBAL UTILITIES FUND calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

NET ASSETS                                          ANNUAL RATE
----------                                          -----------
First $200 million                                     0.60%
Next $300 million                                      0.50%
Next $500 million                                      0.40%
Amount over $1 billion                                 0.30%

       The Master Investment Advisory Agreement provides that if, for any fiscal year, the total of all ordinary business expenses of a Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation costs, exceed the applicable expense limitations imposed by state securities regulations in any state in which the Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees paid by such Fund shall be reduced by the amount of such excess. The amount of any such reduction to be borne by AIM shall be deducted from the monthly investment advisory fee otherwise payable to AIM during such fiscal year. If required pursuant to such state securities regulations, AIM will reimburse the Fund no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory fees in excess of such limitation).

       Each Fund paid to AIM the following management fees net of any expense limitations and fee waivers for the years ended December 31, 1997, 1996 and 1995:

                                                     1997           1996            1995
                                                     ----           ----            ----
AIM Balanced Fund   . . . . . . . . . . . . .   $  4,789,939    $ 2,151,655     $   666,619
AIM Global Utilities Fund   . . . . . . . . .      1,440,692      1,397,762       1,256,220
AIM High Yield Fund   . . . . . . . . . . . .     13,632,090      9,277,005       5,717,303
AIM Income Fund   . . . . . . . . . . . . . .      1,801,746      1,510,254       1,176,249
AIM Intermediate Government Fund  . . . . . .      1,174,166      1,188,121         996,681
AIM Money Market Fund   . . . . . . . . . . .      4,586,148      4,136,659       2,589,822
AIM Municipal Bond Fund   . . . . . . . . . .      1,532,157      1,417,007       1,356,225
AIM Select Growth Fund  . . . . . . . . . . .      3,901,342      2,874,943       1,715,406
AIM Value Fund  . . . . . . . . . . . . . . .     72,810,450     50,259,125      25,332,486

   For the fiscal years ended December 31, 1997, 1996 and 1995, AIM waived advisory fees for each Fund as follows:

                                                     1997           1996            1995
                                                     ----           ----            ----
AIM Balanced Fund   . . . . . . . . . . . . .            -0-            -0-     $    24,176
AIM Global Utilities Fund   . . . . . . . . .            -0-            -0-             -0-
AIM High Yield Fund   . . . . . . . . . . . .            -0-            -0-             -0-
AIM Income Fund   . . . . . . . . . . . . . .            -0-            -0-             -0-
AIM Intermediate Government Fund  . . . . . .            -0-            -0-             -0-
AIM Money Market Fund   . . . . . . . . . . .            -0-            -0-             -0-
AIM Municipal Bond Fund   . . . . . . . . . .            -0-            -0-             -0-
AIM Select Growth Fund  . . . . . . . . . . .            -0-            -0-             -0-
AIM Value Fund  . . . . . . . . . . . . . . .   $  2,501,999    $ 1,562,359         502,799

   For the fiscal years ended December 31, 1997, 1996 and 1995, AIM reimbursed expenses as follows:

                                                     1997           1996            1995
                                                     ----           ----            ----
AIM Balanced Fund   . . . . . . . . . . . . .            -0-            -0-             -0-
AIM Global Utilities Fund   . . . . . . . . .            -0-            -0-             -0-
AIM High Yield Fund   . . . . . . . . . . . .            -0-            -0-             -0-
AIM Income Fund   . . . . . . . . . . . . . .            -0-            -0-             -0-
AIM Intermediate Government Fund  . . . . . .            -0-            -0-             -0-
AIM Money Market Fund   . . . . . . . . . . .            -0-            -0-             -0-
AIM Municipal Bond Fund   . . . . . . . . . .            -0-            -0-     $    13,200
AIM Select Growth Fund  . . . . . . . . . . .            -0-            -0-             -0-
AIM Value Fund  . . . . . . . . . . . . . . .            -0-            -0-             -0-

       The Trust pays all expenses not specifically assumed by AIM or AIM Distributors including compensation and expenses of trustees who are not directors, officers or employees of AIM, AIM Distributors or any other affiliates of AIM Management; registration, filing and other fees in connection with filings with regulatory authorities; the fees and expenses of independent accountants; costs of printing and mailing registration statements, prospectuses, proxy statements, and annual and periodic reports to shareholders; custodian and transfer agent fees; brokerage commissions and securities transactions costs incurred by the Funds; taxes and corporate fees; legal fees incurred in connection with the affairs of the Funds; and expenses of meetings of shareholders and trustees.

       AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares and is reimbursed under the Master Administrative Services Agreement for the services of a principal financial officer of the Trust and his staff. The Master Administrative Services Agreement between the Trust and AIM provides that AIM may perform or arrange for the provision of certain accounting, and other administrative services to each Fund which are not required to be performed by AIM under the Master Investment Advisory Agreement. The Master Administrative Services Agreement provides that such agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the Qualified Trustees, by votes cast in person at a meeting called for such purpose. The Master Administrative Services Agreement was approved by the Trust's Board of Trustees (including the Qualified Trustees) on December 11, 1996, and became effective as of February 28, 1997.

       The Funds paid AIM the following amounts, which represented the indicated annualized percentage of average net assets for such period, as reimbursement of administrative services costs for the years ended December 31, 1997, 1996 and 1995:

                                           1997                     1996                      1995
                                           ----                      ----                      ----
                                              PERCENTAGE                 PERCENTAGE               PERCENTAGE
                                              OF AVERAGE                 OF AVERAGE               OF AVERAGE
                                 AMOUNT PAID  NET ASSETS    AMOUNT PAID  NET ASSETS   AMOUNT PAID NET ASSETS
                                 -----------  ----------    -----------  ----------   ----------- ----------
AIM Balanced Fund . . . . . . .   $  87,375       .01%          72,493       .02%      $ 67,928       .07%
AIM Global Utilities Fund . . . . .  77,375       .03%          80,256       .03%        69,813       .03%
AIM High Yield Fund . . . . . . .   111,767      .004%          98,734       .01%        82,116       .01%
AIM Income Fund . . . . . . . . . .  81,464       .02%          75,132       .02%        82,185       .03%
AIM Intermediate Government Fund  .  70,736       .03%          71,348       .03%        71,765       .04%
AIM Money Market Fund . . . . . . .  68,947       .01%          58,665       .01%        55,020       .01%
AIM Municipal Bond Fund . . . . . .  70,780       .02%          71,857       .02%        65,899       .02%
AIM Select Growth Fund  . . . . . .  74,201       .01%          72,903       .02%        67,618       .03%
AIM Value Fund  . . . . . . . . .   225,784      .002%         196,586      .002%       137,307      .003%

         In addition, the Transfer Agency and Service Agreement between the Trust and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on November 1, 1994.


                             THE DISTRIBUTION PLANS

         THE CLASS A AND C PLAN. The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds and the AIM Cash Reserve Shares of AIM MONEY MARKET FUND (the "Class A and C Plan"). Such plan provides that the Class A shares and AIM Cash Reserve Shares pay 0.25% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of the Class A shares and AIM Cash Reserve Shares. Under the Class A and C Plan, Class C shares of the Funds pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. Of such amount, the Funds pay a service fee of 0.25% of the average daily net assets attributable to Class C shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class C shares. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

         THE CLASS B PLAN. The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

         BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Trust; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

         AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         For the year ended December 31, 1997 (the period from August 4, 1997 to December 31, 1997 for Class C shares), the various classes of the Funds paid to AIM Distributors the following amounts pursuant to the Plans:

                                            CLASS A SHARES             CLASS B SHARES           CLASS C SHARES
                                            --------------             --------------           --------------
AIM Balanced Fund . . . . . . . . . . . .    $ 1,325,895                $  3,517,227                 $13,018
AIM Global Utilities Fund . . . . . . . .        411,911                     832,184                   1,555
AIM High Yield Fund . . . . . . . . . . .      3,699,344                  13,453,229                  42,927
AIM Income Fund . . . . . . . . . . . . .        749,562                   1,003,075                   3,040
AIM Intermediate Government Fund  . . . .        405,373                     810,246                   3,829
AIM Money Market Fund . . . . . . . . . .        850,644                   1,195,121                  21,600
AIM Municipal Bond Fund . . . . . . . . .        732,575                     398,613                   1,511
AIM Select Growth Fund  . . . . . . . . .        633,698                   3,284,783                   2,571
AIM Value Fund  . . . . . . . . . . . . .     15,098,832                  59,621,333                  63,254

         For the year ended December 31, 1997, the AIM Cash Reserve Shares of AIM MONEY MARKET FUND paid $931,232 to AIM Distributors pursuant to the Class A and C Plan.

         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds under the Class A and C Plan during the year ended December 31, 1997, was as follows:


                                                                PRINTING                     COMPENSATION
                                                ADVERTISING    AND MAILING      SEMINARS      TO DEALERS
                                                -----------    -----------      --------     ------------
AIM Balanced Fund . . . . . . . . . . . . .     $   68,337       $ 6,145         $15,517     $  1,235,896
AIM Global Utilities Fund . . . . . . . . .          4,332           393             999          406,187
AIM High Yield Fund . . . . . . . . . . . .         96,139         8,528          20,149        3,574,528
AIM Income Fund . . . . . . . . . . . . . .         15,443         1,356           3,212          729,551
AIM Intermediate Government Fund  . . . . .          9,818           898           2,055          392,602
AIM Money Market Fund - Class A shares  . .         46,715         4,249          10,073          789,607
AIM Municipal Bond Fund . . . . . . . . . .         18,292         1,648           4,070          708,565
AIM Select Growth Fund  . . . . . . . . . .         10,400           914           2,538          619,846
AIM Value Fund  . . . . . . . . . . . . . .        414,145        36,818          92,709       14,555,160

         During the year ended December 31, 1997, an estimate by category of the allocation of actual fees paid by AIM Cash Reserve Shares of AIM MONEY MARKET FUND under the Class A and C Plan was as follows: $276,956 was spent on advertising, $24,785 was spent on printing and mailing, $63,399 was spent on seminars and $566,092 was spent on compensation to dealers.

         An estimate by category of the allocation of actual fees paid by the Funds under the Class B Plan during the year ended December 31, 1997, was as follows:

                                                        PRINTING                    COMPENSATION       COMPENSATION
                                        ADVERTISING    AND MAILING      SEMINARS    TO UNDERWRITERS     TO DEALERS
                                        -----------    -----------      --------    ---------------    ------------
AIM Balanced Fund . . . . . . . . . . . $  333,768       $29,895        $  70,156    $   2,637,920     $   445,488
AIM Global Utilities Fund . . . . . . .     24,665         2,165            5,551          624,138         175,665
AIM High Yield Fund . . . . . . . . . .  1,056,737        94,258          236,236       10,089,922       1,976,076
AIM Income Fund . . . . . . . . . . . .     74,331         6,435           15,889          752,307         154,113
AIM Intermediate Government Fund  . . .     44,829         4,042            9,246          607,685         144,445
AIM Money Market Fund . . . . . . . . .     94,721         8,237           21,840          896,341         173,982
AIM Municipal Bond Fund . . . . . . . .     29,306         2,772            5,133          298,960          62,442
AIM Select Growth Fund  . . . . . . . .    171,990        15,476           39,466        2,463,587         594,264
AIM Value Fund  . . . . . . . . . . . .  3,030,508       268,918          675,024       44,716,000      10,930,883

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds under the Class A and C Plan for the period from August 4, 1997 through December 31, 1997, was as follows:

                                                        PRINTING                    COMPENSATION       COMPENSATION
                                        ADVERTISING    AND MAILING      SEMINARS    TO UNDERWRITERS     TO DEALERS
                                        -----------    -----------      --------    ---------------    ------------
AIM Balanced Fund . . . . . . . . . . . $    2,593       $   238        $     329    $       9,763     $        95
AIM Global Utilities Fund . . . . . . .        367            21              -0-            1,167               1
AIM High Yield Fund . . . . . . . . . .      8,036           722              949           32,195           1,025
AIM Income Fund . . . . . . . . . . . .        351            33              -0-            2,280             376
AIM Intermediate Government Fund  . . .        611            47              -0-            2,872             299
AIM Money Market Fund . . . . . . . . .      1,464           129              350           16,200           3,457
AIM Municipal Bond Fund . . . . . . . .        314            61              -0-            1,133               2
AIM Select Growth Fund  . . . . . . . .        614            10              -0-            1,929              18
AIM Value Fund  . . . . . . . . . . . .     11,735         1,020            1,772           47,440           1,287

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Independent Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

         Unless terminated earlier in accordance with their terms, the Plans continue in effect until June 30, 1998 and thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees.

         The Plans may be terminated by the vote of a majority of the Independent Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the trustees, including a majority of the Independent Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid by holders of Class A shares under the Class A and C Plan, the Class B shares of the Funds will no longer convert into Class A shares of the Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A and C Plan and the Class B Plan are: The Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.25% of average daily net assets of each Fund's Class A shares and AIM Cash Reserve Shares as compared to 1.00% of such assets of each Fund's Class B and Class C shares; (ii) the Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors, unless there has been a complete termination of the Class B Plan (as defined in such Plan); and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                THE DISTRIBUTOR

         Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." A Master Distribution Agreement, dated February 28, 1997, with AIM Distributors relating to the Class A and Class C shares of the Funds and the AIM Cash Reserve Shares of AIM MONEY MARKET FUND was approved by the Board of Trustees on June 11, 1997. A Master Distribution Agreement, dated February 28, 1997, with AIM Distributors relating to the Class B shares of the Funds was also approved by the Board of Trustees on December 11, 1996. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it requires a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares.
AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of a Fund and its Class B shareholders to pay contingent deferred sales charges.

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the years ended December 31, 1997, 1996 and 1995:

                                                   1997                       1996                        1995
                                                   ----                       ----                        ----
                                          SALES          AMOUNT        SALES        AMOUNT         SALES         AMOUNT
                                         CHARGES        RETAINED      CHARGES      RETAINED       CHARGES       RETAINED
                                         -------        --------      -------      --------       -------       --------
AIM Balanced Fund . . . . . . . . . .  $  4,100,493    $  672,146    $ 3,212,414   $  611,603    $  979,475    $  165,692
AIM Global Utilities Fund . . . . . .       376,255        57,864        545,746       95,058       745,539       106,920
AIM High Yield Fund . . . . . . . . .    12,115,351     2,043,967     10,452,011    1,965,594     8,338,447     1,388,106
AIM Income Fund . . . . . . . . . . .     1,158,790       203,261      1,346,651      248,078       914,135       154,679
AIM Intermediate Government Fund  . .       648,578       116,124      1,056,724      204,498       876,411       144,669
AIM Money Market Fund . . . . . . . .     2,470,808       443,904      3,696,001      736,782     2,845,276       494,184
AIM Municipal Bond Fund . . . . . . .       480,346        87,434        624,162      122,269       684,242       116,667
AIM Select Growth Fund  . . . . . . .       895,672       143,669      1,266,626      219,373       892,904       146,533
AIM Value Fund  . . . . . . . . . . .    31,118,675     4,660,735     46,277,225    7,792,991    52,075,064     7,659,031

         The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the years ended December 31, 1997, 1996 and 1995, and by Class C shareholders for the period from August 4, 1997 through December 31, 1997:

                                                                      1997            1996           1995
                                                                      ----            ----           ----
AIM Balanced Fund . . . . . . . . . . . . . . . . . . . . . .   $    99,075      $    50,028     $   92,409
AIM Global Utilities Fund . . . . . . . . . . . . . . . . . . .      88,250          145,184        167,444
AIM High Yield Fund . . . . . . . . . . . . . . . . . . . . . .     581,549          976,702        655,591
AIM Income Fund . . . . . . . . . . . . . . . . . . . . . . . .      45,242           65,445         48,320
AIM Intermediate Government Fund  . . . . . . . . . . . . . . .     131,697           82,525        101,233
AIM Money Market Fund . . . . . . . . . . . . . . . . . . . . .     344,545          211,316        256,618
AIM Municipal Bond Fund . . . . . . . . . . . . . . . . . . . .      44,830           49,906         31,956
AIM Select Growth Fund  . . . . . . . . . . . . . . . . . . . .     109,547          105,215        169,092
AIM Value Fund  . . . . . . . . . . . . . . . . . . . . . . . .   1,752,662        1,988,299      2,052,439

                       HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner in which shares of the Funds may be purchased appears in the Prospectus under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."

         The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth in the Prospectus.

         Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectus under the heading "Exchange Privilege."

         Information concerning redemption of the Funds' shares is set forth in the Prospectus under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc., the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         A Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of a Fund's assets over its liabilities.

         For AIM Money Market Fund: The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or
(b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

         For all other Funds: The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price.

         For example, at the close of business on December 31, 1997,AIM VALUE FUND - Class A shares had 208,074,043 shares outstanding, net assets of $6,745,252,900 and a net asset value per share of $32.42. The offering price, therefore, was $34.31.

AIM HIGH YIELD FUND

         Variable Annuity Contracts--Currently, shares of AIM HIGH YIELD FUND may be purchased at net asset value by the Life Insurance Company of North America ("LINA") under an arrangement whereby the shares will serve as an underlying investment medium for certain variable annuity contracts previously issued by LINA.

         The basic objective of the variable annuity contracts is to provide individuals with retirement benefits through net purchase payment accumulations and annuity payments which are based upon the performance of AIM HIGH YIELD FUND or other available funds. The contracts allow their owners and participants to defer federal income tax ("FIT") payments on contract investment accumulations until annuity payments begin. The annuity payment options generally provide for lifetime annuity payments based upon the life of the named annuitant (and joint annuitant, if applicable). Such payments may be made for a guaranteed minimum number of years. Certain charges are made in connection with the sale of the contracts.

         The LINA contracts are no longer being issued except that existing owners, participants and, in some cases, new participants under existing group contracts under certain tax-qualified plans, may continue to make contributions under the contract. Persons who wish to receive additional information concerning investment in AIM HIGH YIELD FUND through LINA's variable annuity contracts are urged to read the LINA prospectus which describes them. LINA variable annuity information and a prospectus may be obtained by writing to INA Security Corporation, 601 Walnut Street, Ninth Floor, Philadelphia, Pennsylvania 19102, or by calling (215) 351-3121.


                QUALIFYING FOR A REDUCED FRONT-END SALES CHARGE

         As described in the Prospectus, the front-end sales charge for Class A shares is calculated by multiplying an investor's total investment by the applicable sales charge rate. The applicable rate varies with the amount invested. The Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the Prospectus, and are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the Prospectus.

                        DETERMINATION OF NET ASSET VALUE

         For AIM Money Market Fund: The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that Class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

         The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Performance Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

         The valuation of portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. These rules require, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Trustees to be "Eligible Securities" (as defined in Rule 2a-7 under the 1940 Act) and to present minimal credit risk to the Fund.

         The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00, as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Trustees at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing
holders of the Fund's shares.   In the event the Board of Trustees determines
that such a deviation exists for the Fund, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

         The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

         For All Other Funds: The net asset value per share of each Fund is normally determined daily as of the close of trading of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

         Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.


                                  TAX MATTERS

         Each Fund is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. Accordingly, each Fund must, among other things, generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. Each Fund must diversify its holdings so that, at the end of each fiscal quarter: (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).

         As a RIC, each Fund will generally not be subject to FIT on its income and gains distributed to shareholders if it currently distributes the sum of
(i) at least 90% of its investment company taxable income (net investment taxable income and the excess of net short-term capital gains over net long-term capital gains) for the taxable year and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) (the "Distribution Requirement"). Distributions made by a Fund during its taxable year, or under certain circumstances within 12 months after the end of its taxable year, will be considered distributions made during the taxable year and will therefore satisfy the Distribution Requirement.

         Each Fund is subject to a nondeductible 4% excise tax if it does not meet certain distribution requirements under the Code. To avoid this excise tax, during each calendar year, each Fund must distribute: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (except that any foreign currency gain or loss occurring after October 31 shall be taken into account the following year), (2) at least 98% of its capital gains in excess of its capital losses for the 12-month period ending on October 31, and (3) all ordinary income and capital gains from previous calendar years that were not distributed during such years. Dividends declared to shareholders of record on a date in October, November or December will be taxable to shareholders on December 31 in the year declared as long as the Fund pays the dividends no later than January 31 of the following year.

         The Code and the regulations promulgated thereunder are subject to change, and interpretations of the Code and the regulations may be modified or affected at any time by Congress, the Department of the Treasury or judicial decision. It should be noted that any such change could be applied retroactively.

         All Funds except AIM MONEY MARKET FUND: Section 1092 of the Code affects the taxation of certain transactions involving futures or options contracts. If a futures or options contract is part of a "straddle" (which could include another futures contract or underlying stock or securities), as defined in Section 1092 of the Code, then, generally, losses are deferred first to the extent that the modified "wash sale" rules of the Section 1092 regulations apply, and second to the extent of unrecognized gains on offsetting positions. Further, the Funds may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Sections 1092 and 246 of the Code and the regulations thereunder also suspend the holding periods for straddle positions with possible adverse effects regarding long-term capital gain treatment and the corporate dividends received-deduction.

         Section 1256 of the Code generally requires that futures contracts and options on future contracts be "marked-to-market" at the end of each year for FIT purposes. Code Section 1256 further characterizes 60% of any capital gain or loss with respect to such futures and options contracts as long-term capital gain taxable at 20% or loss and 40% as short-term capital gain or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and
Section 1092 unless certain elections are made by the Fund.

         The Funds may have invested in certain foreign currency transactions, the gain or loss from which may be subject to taxation as ordinary income or loss under Code Section 988.

         AIM BALANCED FUND and AIM HIGH YIELD FUND: These Funds may engage in certain hedging transactions (such as short sales "against the box") that may result in "constructive sales" of offsetting appreciated positions under section 1259 of the Code. In the event of such a constructive sale, a Fund will be deemed to recognize gain as if the offsetting position were sold or otherwise terminated at its fair market value and will take such gain into account in the taxable year in which the appreciated position was hedged.

         AIM GLOBAL UTILITIES FUND: Pursuant to the investment objectives of the Fund, the Fund may invest in foreign securities. Dividends and interest received by the Fund with respect to these investments may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their United States income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable income or, alternatively, use them as foreign tax credits to the extent allowed against their United States income taxes subject to certain provisions and limitations contained in the Code. If the election is made, the Fund will report annually to its shareholders the amount per share of such withholding taxes. Please note that such foreign tax credits are non-refundable and therefore cannot be claimed by certain retirement accounts and other persons not otherwise subject to United States income taxation.

         AIM HIGH YIELD FUND: The notes to the financial statements of the Fund for the year ended December 31, 1997, detail the amount of capital loss carryover for FIT purposes to which the Fund is entitled, subject to certain limitations. To the extent losses are used to offset any future capital gains realized during the carryover period, no capital gains tax liability will be incurred for gains realized and not distributed.

         AIM MUNICIPAL BOND FUND: With respect to interest income that is exempt from FIT, the Fund intends to comply with Section 852(b)(5) of the Code, which enables distributions of tax-exempt income to retain their character when distributed to shareholders as an exempt interest dividend. Each year, the Fund provides shareholders a statement indicating the amount of distribution that is exempt from FIT. This statement also provides a breakdown showing the percentage of such income that came from each state. In addition, the Fund reports for FIT purposes any net realized capital gains and any ordinary income from the Fund's short-term holdings. Further, the Fund also reports certain interest from "Qualified Private Activity Bonds" which shareholders may be required to include in the alternative minimum tax calculation.

         The Tax Reform Act of 1986 (the "1986 Act") divided municipal debt obligations into three categories, only one of which ("Public Purpose Bonds") bears interest which is exempt from both the regular income tax and the alternative minimum tax as it applies to individuals. For corporations, some or all of the income from Public Purpose Bonds would be includable in the corporate alternative minimum tax base. Of the other two categories ("Qualified Private Activity Bonds" and "Private Activity Bonds"), for both individuals and corporations, Qualified Private Activity Bonds bear interest which is excluded from income for purposes of the regular income tax but must generally be included in the alternative minimum tax base, and Private Activity Bonds are taxable under both the regular and alternative minimum taxes. For taxable years beginning after 1997, however, certain small corporations are wholly exempt from the alternative minimum tax.

         The 1986 Act also applied limitations on the issuance of bonds whose proceeds are used by organizations exempt from tax under Code Section 501(c)(3), as well as general limitations on the amount of Qualified Private Activity Bonds governmental units may issue.

         The 1986 Act limitations on tax-exempt bonds apply generally to bonds issued after August 16, 1986. The private activity bond rules are generally applicable to bonds issued on or after September 1, 1986, with the alternative minimum tax rules applicable generally to bonds issued on or after August 7, 1986. AIM MUNICIPAL BOND FUND intends to limit its investments in Qualified Private Activity Bonds and taxable securities to no more than 20% of its total assets in any given year, consistent with its stated investment objective.

         Original issue discount on tax-exempt bonds is accrued as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and is included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

         Interest on indebtedness incurred by shareholders (including financial institutions) will not be deductible for FIT purposes to the extent that the money was used to purchase or carry tax-exempt securities. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds should consult their own tax advisor before purchasing Fund shares.

         The exemption of interest income for FIT purposes does not necessarily result in exemption under state and local laws. Shareholders should consult their tax advisors as to the treatment of such income under state and local laws.

                     PROGRAMS AND SERVICES FOR SHAREHOLDERS

         The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.

DIVIDEND ORDER

         Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other Funds in the Trust, provided however, that dividends attributable to Class A shares may not be reinvested in Class B or Class C shares, dividends attributable to Class B shares may only be reinvested in Class B shares, dividends attributable to Class C shares may only be reinvested in Class C shares and dividends attributable to AIM Cash Reserve Shares may be reinvested in Class A shares or AIM Cash Reserve Shares. There is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than those in the Trust, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                    DESCRIPTION OF MONEY MARKET INSTRUMENTS

         U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the United States Government or by certain of its agencies or instrumentalities. Direct obligations are issued by the United States Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of United States Government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Certain Agencies are backed by the full faith and credit of the United States Government, and others are not.

MONEY MARKET OBLIGATIONS

         AIM MONEY MARKET FUND will limit its investments to those securities which at the time of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

         Subsequent to its purchase by AIM MONEY MARKET FUND, a security may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the disposition of the security by the Fund, but AIM will consider such an event to be relevant in its determination of whether the Fund should continue to hold the security.

            REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

         Each of the Funds may engage in repurchase and reverse repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         REPURCHASE AGREEMENTS under which the purchaser (for example, a Fund) acquires ownership of a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. In general, a Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1 billion or with primary dealers in U.S. Government securities; however, total assets will not be the sole determinative factor, and a Fund may enter into repurchase agreements with other institutions which the Board of Trustees believes present minimal credit risks. Nevertheless, if the seller of a repurchase agreement fails to repurchase the debt instrument in accordance with the terms of the agreement, the Fund which entered into the repurchase agreement may incur a loss to the extent that the proceeds it realizes on the sale



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

of the underlying obligation are less than the repurchase price. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         Rule 2a-7 under the 1940 Act provides that AIM MONEY MARKET FUND may not invest more than 5% of its total assets in securities issued by the issuer of that security, provided that the Fund may invest more than 5% of its total assets in the First Tier securities of a single issuer for a period of up to three business days after the purchase thereof; provided further, that the Fund may not make more than one investment in accordance with the foregoing proviso at any time. Under Rule 2a-7, for purposes of determining the percentage of the Fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the Fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of cash items, U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs, and the repurchase agreement must qualify under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller.

         REVERSE REPURCHASE AGREEMENTS,which involve the sale of securities held by a Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

                           MISCELLANEOUS INFORMATION

AUDIT REPORTS

         The Board of Trustees will issue to shareholders at least semi-annually the Funds' financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of Price Waterhouse LLP served as the auditors to the Funds other than AIM BALANCED FUND and AIM MONEY MARKET FUND for the year ended December 31, 1992. The firm of KPMG Peat Marwick LLP served as the auditors of ACS (the predecessor of AIM BALANCED
FUND) for the year ended August 31, 1993. The firm of KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, currently serves as the auditors of the Funds.

LEGAL MATTERS

         Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania.

CUSTODIANS AND TRANSFER AGENT

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110 is custodian of all securities and cash of the Funds, except AIM MUNICIPAL BOND FUND, for which the Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, is the custodian. Under its respective contract with the Trust, each Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. A I M Fund Services, Inc. (a wholly-owned subsidiary of
AIM) (the "Transfer Agent"), P.O. Box 4739, Houston, Texas 77210-4739 acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodians and the Transfer Agent such compensation as may be agreed upon from time to time.

         Chase Bank of Texas, N. A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

                             RATINGS OF SECURITIES

         The following is a description of the factors underlying the commercial paper and debt ratings of Moody's, S&P, Fitch and Duff & Phelps:

                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A:   Bonds which are rated A possess many favorable investment
attributes and are to be considered as upper-medium-grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa:   Bonds which are rated Baa are considered as medium-grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba:   Bonds which are rated Ba are judged to have speculative
elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B:   Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa:   Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca:   Bonds which are rated Ca represent obligations which are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.


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

         C:   Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

         Aaa:   Bonds rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa:   Bonds rated Aa are judged to be of high quality by all
standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A:   Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa:   Bonds rated Baa are considered as medium grade obligations,
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba:   Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B:   Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa:   Bonds rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca:   Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C:   Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.




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

                        MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1:   This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:   This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3:   This designation denotes favorable quality.  All security
elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4:   This designation denotes adequate quality.  Protection
commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issues to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1:   Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:   Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3:   Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME:   Issuers rated Not Prime do not fall within any of the Prime rating categories.


                                S&P BOND RATINGS

       S&P describes its ratings for corporate bonds as follows:

AAA:   Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA:   Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A:   Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:   Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C:   Debt rated BB, B, CCC, CC and C is regarded as having
predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

         A S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         Note rating symbols and definitions are as follows:

SP-1:   Strong capacity to pay principal and interest.  Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2:   Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:   Speculative capacity to pay principal and interest.


                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         Rating categories are as follows:

A-1:   This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:   Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3:   Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:   Issues with this rating are regarded as having only speculative capacity for timely payment.

C:   This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:   Debt with this rating is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.


                      FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA:   Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:   Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A:    Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:    Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) Minus (-):   Plus and minus signs are used with a rating symbol to
indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:   Indicates that Fitch does not rate the specific issue.

CONDITIONAL:   A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED:   A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN:   A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT:   Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB:   Bonds are considered speculative.  The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B:   Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC:   Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:   Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.

C:   Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D:   Bonds are in default on interest and/or principal payments.
Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-):   Plus and minus signs are used with a rating symbol to
indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

                            FITCH SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         Fitch short-term ratings are as follows:

F-1+:   Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1:   Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+."

F-2:   Good Credit Quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3:   Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S:   Weak Credit Quality.  Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D:   Default.  Issues assigned this rating are in actual or imminent payment default.

LOC:   The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                        DUFF & PHELPS LONG-TERM RATINGS

AAA:   Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free U.S.  Treasury debt.

AA+, AA and AA-:   High credit quality.  Protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A and A-:   Protection factors are average but adequate.  However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB and BBB-:   Below average protection factors but still considered
sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB and BB-:   Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B and B-:   Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC:    Well below investment grade securities.  Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD:   Defaulted debt obligations.  Issuer failed to meet scheduled principal and/or interest payments.

DP:   Preferred stock with dividend arrearages.


                        DUFF & PHELPS SHORT-TERM RATINGS

D - 1+:   Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

D - 1:   Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

D - 1-:   High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

D - 2:   Good certainty of timely payment.  Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D - 3:   Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D - 4:   Speculative investment characteristics.  Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D - 5:   Issuer failed to meet scheduled principal and/or interest payments.

                              FINANCIAL STATEMENTS





                                       FS

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Balanced Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Balanced Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the four-month period ended December 31, 1993, and the year ended August 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Balanced Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the four-month period ended December 31, 1993, and the year ended August 31, 1993, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       February 6, 1998

SCHEDULE OF INVESTMENTS

December 31, 1997

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
DOMESTIC BONDS & NOTES-25.68%

AIRLINES-2.38%

Airplanes Pass Through Trust,
  Sub. Bonds, 10.875%, 03/15/19    $   500,000   $      562,815
---------------------------------------------------------------
America West Airlines, Pass
  Through Ctfs., 6.86%, 07/02/04     5,989,758        6,034,801
---------------------------------------------------------------
American Airlines, Equipment
  Trust, 9.90%, 01/15/11             2,955,000        3,726,344
---------------------------------------------------------------
Delta Air Lines, Inc.,
  Deb., 9.00%, 05/15/16              5,000,000        5,912,050
---------------------------------------------------------------
  Medium Term Notes, 8.52%,
    01/30/04                         2,000,000        2,179,580
---------------------------------------------------------------
Northwest Airlines Corp., Pass
  Through Ctfs., 7.248%, 07/02/14    5,000,000        5,056,250
---------------------------------------------------------------
United Air Lines, Inc., Pass
  Through Ctfs., 9.56%, 10/19/18     3,750,000        4,611,525
---------------------------------------------------------------
                                                     28,083,365
---------------------------------------------------------------

AUTOMOBILES-0.04%

General Motors Corp., Deb.,
  8.80%, 03/01/21                      400,000          491,084
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.42%

First Union Corp,
  Sub. Deb., 7.50%, 04/15/35         3,000,000        3,427,290
---------------------------------------------------------------
  Sub. Notes, 6.375%, 01/15/09         800,000          785,288
---------------------------------------------------------------
Wachovia Corp., Sub. Notes,
  6.375%, 02/01/09                     800,000          789,624
---------------------------------------------------------------
                                                      5,002,202
---------------------------------------------------------------

BANKS (MONEY CENTER)-1.17%

Bankers Trust New York Corp.,
  Gtd. Notes, 7.875%, 02/25/27       3,000,000        3,092,895
---------------------------------------------------------------
  Sub. Notes, 7.50%, 11/15/15        3,000,000        3,128,310
---------------------------------------------------------------
Deutsche Bank Financial, Gtd.
  Unsec. Sub. Deb., 6.70%,
  12/13/06                           3,500,000        3,575,985
---------------------------------------------------------------
Marshall & Ilsley-Series D,
  Medium Term Notes, 6.43%,
  10/15/02                           4,000,000        4,046,960
---------------------------------------------------------------
                                                     13,844,150
---------------------------------------------------------------

BANKS (REGIONAL)-1.59%

HSBC Americas Inc., Sub. Notes,
  7.00%, 11/01/06                    4,000,000        4,082,080
---------------------------------------------------------------
Mercantile Bancorp Inc.,
  Sub. Notes, 6.375%, 01/15/04         700,000          697,914
---------------------------------------------------------------
  Unsec. Sub. Notes, 7.30%,
    06/15/07                         3,000,000        3,158,790
---------------------------------------------------------------
Signet Banking Corp., Sub. Notes,
  7.80%, 09/15/06                    5,000,000        5,444,100
---------------------------------------------------------------

BANKS (REGIONAL)-(CONTINUED)
Swiss Bank Corp.-NY, Sub. Deb.,
  7.375%, 07/15/15                 $ 5,000,000   $    5,340,400
---------------------------------------------------------------
                                                     18,723,284
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.29%

Coca-Cola Enterprises, Inc.,
  Putable Notes, 7.24%,
  06/20/20(a)                       15,000,000        3,397,950
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.79%

Cablevision Systems Corp., Sr.
  Notes, 7.875%, 12/15/07            4,200,000        4,310,250
---------------------------------------------------------------
Comcast Cable Communications,
  Notes, 8.50%, 05/01/27             3,400,000        3,969,500
---------------------------------------------------------------
TCI Communications Inc., Sr.
  Notes, 8.00%, 08/01/05             1,000,000        1,071,860
---------------------------------------------------------------
                                                      9,351,610
---------------------------------------------------------------

CHEMICALS-0.79%

Solutia Inc., Bonds, 6.72%,
  10/15/37                           4,150,000        4,222,750
---------------------------------------------------------------
Union Carbide Corp., Deb., 6.79%,
  06/01/25                           5,000,000        5,136,000
---------------------------------------------------------------
                                                      9,358,750
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.43%

Millennium America Inc., Sr.
  Unsec. Notes, 7.00%, 11/15/06      5,000,000        5,079,300
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.27%

Platinum Technology, Inc., Conv.
  Sub. Notes, 6.25%, 12/15/02
  (acquired 12/11/97; cost
  $3,000,000)(b)                     3,000,000        3,221,250
---------------------------------------------------------------

CONSUMER FINANCE-1.46%

Commercial Credit Co.,
  Notes, 6.625%, 06/01/15            2,000,000        2,037,140
---------------------------------------------------------------
  Putable Notes, 7.875%, 02/01/25    4,000,000        4,606,720
---------------------------------------------------------------
Countrywide Funding Corp., Sub.
  Notes, 8.25%, 07/15/02               500,000          536,105
---------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 6.125%, 01/09/06            1,500,000        1,472,910
---------------------------------------------------------------
  Notes, 6.75%, 08/15/08               800,000          816,896
---------------------------------------------------------------
GMAC, Notes, 9.00%, 10/15/02         4,175,000        4,645,439
---------------------------------------------------------------
Household Finance Corp., Notes,
  7.125%, 09/01/05                   3,000,000        3,116,880
---------------------------------------------------------------
                                                     17,232,090
---------------------------------------------------------------

ELECTRIC COMPANIES-1.91%

CMS Energy Corp., Sr. Notes,
  7.375%, 11/15/00 (acquired
  11/04/97; cost $3,497,095)(b)      3,500,000        3,518,690
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
ELECTRIC COMPANIES-(CONTINUED)

El Paso Electric Co.,
  Series D Sec. First Mortgage
    Bonds, 8.90%, 02/01/06         $ 4,750,000   $    5,258,962
---------------------------------------------------------------
  Series E Sec. First Mortgage
    Bonds, 9.40%, 05/01/11           4,000,000        4,523,200
---------------------------------------------------------------
UtiliCorp United, Inc., Sr.
  Notes, 6.70%, 10/15/06             3,000,000        3,057,510
---------------------------------------------------------------
Western Resources Inc., Sr.
  Notes, 7.125%, 08/01/09            6,000,000        6,179,040
---------------------------------------------------------------
                                                     22,537,402
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.09%

Raytheon Co., Deb., 7.20%,
  08/15/27                           1,000,000        1,049,630
---------------------------------------------------------------

ENTERTAINMENT-1.26%

Time Warner, Inc.,
  Notes, 8.18%, 08/15/07               925,000        1,015,853
---------------------------------------------------------------
  Deb., 9.125%, 01/15/13             6,290,000        7,513,657
---------------------------------------------------------------
  Unsec. Deb., 6.85%, 01/15/26       2,500,000        2,534,625
---------------------------------------------------------------
Viacom, Inc., Sr. Notes, 7.75%,
  06/01/05                           3,750,000        3,853,912
---------------------------------------------------------------
                                                     14,918,047
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.83%

Associates Corp. of North
  America, Series B Sr. Deb.,
  7.95%, 02/15/10                    5,900,000        6,601,510
---------------------------------------------------------------
BellSouth Capital Funding, Deb.,
  6.04%, 11/15/26                    4,000,000        4,110,320
---------------------------------------------------------------
Chrysler Financial Corp., Deb.,
  8.50%, 02/01/18                      150,000          156,225
---------------------------------------------------------------
Finova Capital Corp., Unsec.
  Notes, 7.40%, 05/06/06             3,750,000        3,952,463
---------------------------------------------------------------
General Electric Capital Corp.,
  Deb., 8.30%, 09/20/09                500,000          579,100
---------------------------------------------------------------
US West Cap Funding Inc., Unsec.
  Bonds, 6.95%, 01/15/37             6,000,000        6,203,220
---------------------------------------------------------------
                                                     21,602,838
---------------------------------------------------------------

FOODS-1.00%

ConAgra Inc., Sr. Unsec. Notes,
  7.125%, 10/01/26                   7,000,000        7,459,480
---------------------------------------------------------------
Grand Metro Investment, Gtd.
  Bonds, 7.45%, 04/15/35             4,000,000        4,387,720
---------------------------------------------------------------
                                                     11,847,200
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.36%

Atrix Labs Inc., Conv. Sub.
  Notes, 7.00%, 12/01/04
  (acquired 11/21/97; cost
  $2,000,000)(b)                     2,000,000        1,910,000
---------------------------------------------------------------
Nexstar Pharmaceuticals, Conv.
  Sub. Deb., 6.25%, 08/01/04
  (acquired 07/28/97; cost
  $2,500,000)(b)                     2,500,000        2,375,000
---------------------------------------------------------------
                                                      4,285,000
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.32%

Tenet Healthcare Corp., Sr.
  Notes, 8.00%, 01/15/05           $ 3,750,000   $    3,825,000
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.97%

Alternative Living Services,
  Conv. Sub. Deb., 5.25%,
  12/15/02                           5,000,000        5,762,500
---------------------------------------------------------------
Assisted Living Concepts, Inc.,
  Conv. Sub. Deb., 6.00%,
  11/01/02                           3,000,000        3,067,500
---------------------------------------------------------------
Sunrise Assisted Living, Inc.,
  Conv. Sub. Notes, 5.50%,
  06/15/02 (acquired 06/03/97;
  cost $2,000,000)(b)                2,000,000        2,582,500
---------------------------------------------------------------
                                                     11,412,500
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.50%

Omnicare, Inc., Sub. Deb., 5.00%,
  12/01/07 (acquired 12/04/97;
  cost $3,500,000)(b)                3,500,000        3,552,500
---------------------------------------------------------------
Res-Care Inc., Conv. Sub. Notes,
  6.00%, 12/01/04 (acquired
  11/18/97; cost $2,000,000)(b)      2,000,000        2,300,000
---------------------------------------------------------------
                                                      5,852,500
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.37%

Torchmark Corp., Notes, 7.875%,
  05/15/23                           4,000,000        4,309,360
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.66%

Florida Windstorm-MBIA, Sr.
  Notes, 6.85%, 08/25/07
  (acquired 09/05/07; cost
  $7,500,000)(b)                     7,500,000        7,743,750
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.27%

JPM Capital Trust II, Bonds,
  7.95%, 02/01/27                    3,000,000        3,199,170
---------------------------------------------------------------

LODGING-HOTELS-0.49%

Hilton Hotels Corp., Notes,
  7.20%, 12/15/09                    5,000,000        5,040,500
---------------------------------------------------------------
ITT Corp., Unsec. Gtd. Deb.,
  7.375%, 11/15/15                     750,000          770,663
---------------------------------------------------------------
                                                      5,811,163
---------------------------------------------------------------

NATURAL GAS-0.74%

Enron Corp.,
  Notes, 6.75%, 08/01/09             6,000,000        6,072,420
---------------------------------------------------------------
  Sr. Sub. Deb., 6.75%, 07/01/05       800,000          806,360
---------------------------------------------------------------
Ferrellgas Partners, Series B Sr.
  Sec. Gtd. Notes, 9.375%,
  06/15/06                           1,000,000        1,065,000
---------------------------------------------------------------
PanEnergy Corp., Notes, 7.875%,
  08/15/04                             750,000          815,257
---------------------------------------------------------------
                                                      8,759,037
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.36%

Pride Petroleum Services, Inc.,
  Conv. Sub. Deb., 6.25%,
  02/15/06                           2,000,000        4,232,060
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
OIL & GAS (EXPLORATION & PRODUCTION)-1.01%

Louis Dreyfus Natural Gas Corp.,
  Notes, 6.875%, 12/01/07
  (acquired 12/04/97; cost
  $4,969,600)(b)                   $ 5,000,000   $    4,987,550
---------------------------------------------------------------
Tennessee Gas Pipeline Co.,
  Bonds, 7.00%, 03/15/27             4,000,000        4,217,600
---------------------------------------------------------------
Union Pacific Resources Group
  Inc., Deb., 7.50%, 10/15/26        2,500,000        2,674,075
---------------------------------------------------------------
                                                     11,879,225
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.50%

AES Corp.,
  Sr. Sub. Notes, 10.25%,
    07/15/06                         1,000,000        1,087,500
---------------------------------------------------------------
  Sr. Sub. Notes, 8.375%,
    08/15/07                         3,000,000        3,007,500
---------------------------------------------------------------
Indiana Michigan Power, Sec.
  Lease Obligation Bonds, 9.82%,
  12/07/22                           1,357,579        1,776,406
---------------------------------------------------------------
                                                      5,871,406
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.98%

News America Holdings, Inc.,
  Sr. Gtd. Deb., 9.25%, 02/01/13     4,900,000        5,829,579
---------------------------------------------------------------
  Sr. Gtd. Putable Bonds, 7.43%,
    10/01/26                         5,450,000        5,713,071
---------------------------------------------------------------
                                                     11,542,650
---------------------------------------------------------------

RAILROADS-0.54%

Norfolk Southern Corp., Putable
  Bonds, 7.05%, 05/01/37             3,000,000        3,180,030
---------------------------------------------------------------
Union Pacific Corp., Notes,
  7.25%, 11/01/08                    3,000,000        3,145,590
---------------------------------------------------------------
                                                      6,325,620
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.17%

J.C. Penney Co., Inc., Notes,
  6.50%, 06/15/02                    2,015,000        2,030,777
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.30%

Sovereign Bancorp, Inc., Sub.
  Notes, 8.00%, 03/15/03             3,325,000        3,503,619
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.22%

Atria Communities Inc., Conv.
  Sub. Notes, 5.00%, 10/15/02
  (acquired 10/10/97; cost
  $2,500,000)(b)                     2,500,000        2,565,625
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.26%

Personnel Group of America, Inc.,
  Conv. Sub. Notes, 5.75%,
  07/01/04 (acquired 06/17/97;
  cost $2,750,000)(b)                2,750,000        3,028,300
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.36%

360 Communications Co.,
  Sr. Notes, 7.60%, 04/01/09         2,000,000        2,116,200
---------------------------------------------------------------
  Sr. Unsec. Notes, 7.50%,
    03/01/06                         2,000,000        2,096,820
---------------------------------------------------------------
                                                      4,213,020
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.27%

MCI Communications Corp., Putable
  Deb., 7.125%, 06/15/27           $ 3,000,000   $    3,139,620
---------------------------------------------------------------

WASTE MANAGEMENT-0.31%

WMX Technologies, Inc., Unsec.
  Notes, 7.10%, 08/01/26             3,500,000        3,622,395
---------------------------------------------------------------
    Total Domestic Bonds & Notes                    302,891,949
---------------------------------------------------------------

DOMESTIC COMMON STOCKS-50.19%

AIR FREIGHT-0.15%

AirNet Systems, Inc.(c)                 80,100   $    1,722,150
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.23%

NationsBank Corp.                       45,000        2,736,563
---------------------------------------------------------------

BANKS (MONEY CENTER)-0.92%

BankAmerica Corp.                       30,000        2,190,000
---------------------------------------------------------------
Chase Manhattan Corp.                   45,000        4,927,500
---------------------------------------------------------------
Citicorp                                30,000        3,793,125
---------------------------------------------------------------
                                                     10,910,625
---------------------------------------------------------------

BANKS (REGIONAL)-0.72%

Citizens National Bank of Texas        125,500        1,568,750
---------------------------------------------------------------
Southwest Bancorp of Texas,
  Inc.(c)                               80,300        2,499,338
---------------------------------------------------------------
TCF Financial Corp.                    130,000        4,411,875
---------------------------------------------------------------
                                                      8,479,963
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.17%

PepsiCo, Inc.                           56,000        2,040,500
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-1.14%

CBS Corp.                              175,000        5,151,562
---------------------------------------------------------------
Heftel Broadcasting Corp.(c)            80,000        3,740,000
---------------------------------------------------------------
Univision Communications Inc.(c)        65,000        4,537,813
---------------------------------------------------------------
                                                     13,429,375
---------------------------------------------------------------

BUILDING MATERIALS-0.35%

Group Maintenance America
  Corp.(c)                             200,000        3,362,500
---------------------------------------------------------------
White Cap Industries, Inc.(c)           43,700          813,913
---------------------------------------------------------------
                                                      4,176,413
---------------------------------------------------------------

CHEMICALS-0.26%

IMC Global, Inc.                        95,000        3,111,250
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-2.21%

ADC Telecommunications, Inc.(c)        105,000        4,383,750
---------------------------------------------------------------
Brightpoint, Inc.(c)                    90,000        1,248,750
---------------------------------------------------------------
Comverse Technology, Inc.(c)            60,000        2,340,000
---------------------------------------------------------------
Corsair Communications, Inc.(c)         26,800          435,500
---------------------------------------------------------------
Excel Switching Corp.(c)                20,900          373,588
---------------------------------------------------------------
Lucent Technologies, Inc.               43,200        3,450,600
---------------------------------------------------------------

                                     FS-4
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
                                                     MARKET
                                     SHARES          VALUE
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Motorola, Inc.                          50,000   $    2,853,125
---------------------------------------------------------------
NEXTLINK Communications,
  Inc.-Class A(c)                       64,900        1,383,181
---------------------------------------------------------------
Qwest Communications
  International Inc.(c)                116,200        6,913,900
---------------------------------------------------------------
Tellabs, Inc.(c)                        50,000        2,643,750
---------------------------------------------------------------
                                                     26,026,144
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.18%

Compaq Computer Corp.                   85,000        4,797,187
---------------------------------------------------------------
Dell Computer Corp.(c)                  40,000        3,360,000
---------------------------------------------------------------
International Business Machines
  Corp.                                 37,000        3,868,813
---------------------------------------------------------------
Sun Microsystems, Inc.(c)               46,000        1,834,250
---------------------------------------------------------------
                                                     13,860,250
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.35%

Cisco Systems, Inc.(c)(d)               75,000        4,181,250
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.40%

Adaptec, Inc.(c)                        41,000        1,522,125
---------------------------------------------------------------
EMC Corp.(c)                           120,000        3,292,500
---------------------------------------------------------------
                                                      4,814,625
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-2.15%

America Online, Inc.(c)(d)              58,000        5,172,875
---------------------------------------------------------------
Computer Associates
  International, Inc.                   49,500        2,617,313
---------------------------------------------------------------
HBO & Co.                              100,000        4,800,000
---------------------------------------------------------------
J.D. Edwards & Co.(c)                   52,900        1,560,550
---------------------------------------------------------------
Microsoft Corp.(c)                      20,000        2,585,000
---------------------------------------------------------------
Midway Games Inc.(c)                    71,900        1,307,681
---------------------------------------------------------------
Sterling Commerce, Inc.(c)              35,000        1,345,313
---------------------------------------------------------------
USWeb Corp.(c)                         250,000        2,343,750
---------------------------------------------------------------
Veritas Software Corp.(c)               50,000        2,550,000
---------------------------------------------------------------
Vestcom International, Inc.(c)          50,000        1,118,750
---------------------------------------------------------------
                                                     25,401,232
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.13%

Blyth Industries, Inc.(c)               52,500        1,571,719
---------------------------------------------------------------

CONSUMER FINANCE-0.79%

First Alliance Corp.(c)                 90,000        1,653,750
---------------------------------------------------------------
Green Tree Financial Corp.              65,000        1,702,188
---------------------------------------------------------------
MBNA Corp.                              71,250        1,946,016
---------------------------------------------------------------
SLM Holding Corp.                       29,000        4,034,625
---------------------------------------------------------------
                                                      9,336,579
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.45%

Cardinal Health, Inc.                   40,000        3,005,000
---------------------------------------------------------------
Fine Host Corp.(c)                      75,000          759,375
---------------------------------------------------------------
Weider Nutrition International,
  Inc.                                 128,000        1,592,000
---------------------------------------------------------------
                                                      5,356,375
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.40%

General Electric Co.                    29,710   $    2,179,971
---------------------------------------------------------------
SCI Systems, Inc.(c)                    58,000        2,526,625
---------------------------------------------------------------
                                                      4,706,596
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.27%

Kent Electronics Corp.(c)               55,000        1,381,875
---------------------------------------------------------------
OSI Systems, Inc.(c)                   150,000        1,837,500
---------------------------------------------------------------
                                                      3,219,375
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.70%

Analog Devices, Inc.(c)                 70,000        1,938,125
---------------------------------------------------------------
General Scanning, Inc.(c)              120,000        2,070,000
---------------------------------------------------------------
Intel Corp.                             60,000        4,215,000
---------------------------------------------------------------
                                                      8,223,125
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTORS)-0.20%

Applied Materials, Inc.(c)              80,000        2,410,000
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.95%

American Express Co.                    35,000        3,123,750
---------------------------------------------------------------
CIT Group, Inc. (The)(c)                93,700        3,021,825
---------------------------------------------------------------
Fannie Mae                              55,000        3,138,438
---------------------------------------------------------------
Finova Group, Inc.                      50,000        2,484,375
---------------------------------------------------------------
Franchise Mortgage Acceptance Co.
  LLC(c)                               155,000        2,848,125
---------------------------------------------------------------
Freddie Mac                             68,000        2,851,750
---------------------------------------------------------------
Medallion Financial Corp.               67,900        1,493,800
---------------------------------------------------------------
MGIC Investment Corp.                   60,000        3,990,000
---------------------------------------------------------------
                                                     22,952,063
---------------------------------------------------------------

FOODS-0.41%

American Italian Pasta Co.-Class
  A(c)                                  57,600        1,440,000
---------------------------------------------------------------
Ralston-Ralston Purina Group            36,000        3,345,750
---------------------------------------------------------------
                                                      4,785,750
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-1.58%

Abbott Laboratories                     32,500        2,130,781
---------------------------------------------------------------
American Home Products Corp.            53,000        4,054,500
---------------------------------------------------------------
Bristol-Myers Squibb Co.                56,000        5,299,000
---------------------------------------------------------------
Johnson & Johnson                       43,000        2,832,625
---------------------------------------------------------------
Warner-Lambert Co.                      35,000        4,340,000
---------------------------------------------------------------
                                                     18,656,906
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.80%

Dura Pharmaceuticals, Inc.(c)          100,000        4,587,500
---------------------------------------------------------------
Forest Laboratories, Inc.(c)            50,000        2,465,625
---------------------------------------------------------------
Spiros Development Corp. II(c)         137,000        2,346,125
---------------------------------------------------------------
                                                      9,399,250
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-1.59%

Lilly (Eli) & Co.                       90,000        6,266,250
---------------------------------------------------------------

                                     FS-5
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
                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-(CONTINUED)

Merck & Co., Inc.                       43,000   $    4,568,750
---------------------------------------------------------------
Pfizer Inc.                             60,000        4,473,750
---------------------------------------------------------------
Schering-Plough Corp.                   56,000        3,479,000
---------------------------------------------------------------
                                                     18,787,750
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.18%

Tenet Healthcare Corp.(c)               65,000        2,153,125
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.40%

Sunrise Assisted Living, Inc.(c)       110,000        4,743,750
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.18%

United Healthcare Corp.                 43,000        2,136,562
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.67%

Arterial Vascular Engineering,
  Inc.(c)                               60,000        3,900,000
---------------------------------------------------------------
Baxter International Inc.               41,500        2,093,156
---------------------------------------------------------------
Becton, Dickinson & Co.                 30,000        1,500,000
---------------------------------------------------------------
Boston Scientific Corp.(c)              40,000        1,835,000
---------------------------------------------------------------
Guidant Corp.                           40,000        2,490,000
---------------------------------------------------------------
Medtronic, Inc.                        110,000        5,754,375
---------------------------------------------------------------
Quintiles Transnational Corp.(c)        56,000        2,142,000
---------------------------------------------------------------
                                                     19,714,531
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.44%

AmeriPath, Inc.(c)                      68,400        1,162,800
---------------------------------------------------------------
Boron, LePore & Associates,
  Inc.(c)                               18,300          503,250
---------------------------------------------------------------
MAXIMUS, Inc.(c)                        90,000        2,176,875
---------------------------------------------------------------
Omnicare, Inc.                          43,000        1,333,000
---------------------------------------------------------------
                                                      5,175,925
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.36%

Ethan Allen Interiors, Inc.            110,000        4,241,875
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.59%

Colgate-Palmolive Co.                   30,000        2,205,000
---------------------------------------------------------------
Kimberly-Clark Corp.                    55,000        2,712,187
---------------------------------------------------------------
Procter & Gamble Co.                    25,000        1,995,312
---------------------------------------------------------------
                                                      6,912,499
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.67%

AmerUs Life Holdings, Inc.-Class A      66,700        2,459,563
---------------------------------------------------------------
Equitable Companies, Inc.               85,000        4,228,750
---------------------------------------------------------------
Hartford Life, Inc.-Class A             80,000        3,625,000
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         140,000        5,057,500
---------------------------------------------------------------
PAULA Financial(c)                      36,300          834,900
---------------------------------------------------------------
ReliaStar Financial Corp.               85,000        3,500,937
---------------------------------------------------------------
                                                     19,706,650
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.55%

CIGNA Corp.                             18,000   $    3,115,125
---------------------------------------------------------------
Travelers Group, Inc.                   61,999        3,340,196
---------------------------------------------------------------
                                                      6,455,321
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.73%

Chubb Corp.                             32,000        2,420,000
---------------------------------------------------------------
Everest Reinsurance Holdings,
  Inc.                                  92,000        3,795,000
---------------------------------------------------------------
Travelers Property Casualty
  Corp.-Class A                         55,000        2,420,000
---------------------------------------------------------------
                                                      8,635,000
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.25%

Merrill Lynch & Co., Inc.               40,000        2,917,500
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.04%

Conning Corp.(c)                        27,200          455,600
---------------------------------------------------------------

INVESTMENTS-0.15%

Security Capital Group Inc.-Class
  B(c)                                  55,700        1,810,250
---------------------------------------------------------------

LAND DEVELOPMENT-0.56%

Parkway Properties, Inc.                60,000        2,058,750
---------------------------------------------------------------
Silverleaf Resorts, Inc.(c)             65,800        1,612,100
---------------------------------------------------------------
Trendwest Resorts, Inc.(c)             130,000        2,973,750
---------------------------------------------------------------
                                                      6,644,600
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.63%

Coach USA, Inc.(c)                     120,000        4,020,000
---------------------------------------------------------------
Florida Panthers Holdings,
  Inc.(c)                              100,000        1,725,000
---------------------------------------------------------------
Steinway Musical Instruments(c)         75,000        1,734,375
---------------------------------------------------------------
                                                      7,479,375
---------------------------------------------------------------

LODGING-HOTELS-0.18%

Marriott International, Inc.            30,000        2,077,500
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.53%

Case Corp.                              26,000        1,571,375
---------------------------------------------------------------
Caterpillar Inc.                        55,000        2,670,937
---------------------------------------------------------------
Deere & Co.                             34,000        1,982,625
---------------------------------------------------------------
                                                      6,224,937
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.54%

Diebold, Inc.                           30,000        1,518,750
---------------------------------------------------------------
Superior TeleCom Inc.(c)                76,000        2,626,750
---------------------------------------------------------------
US Filter Corp.(c)                      75,000        2,245,313
---------------------------------------------------------------
                                                      6,390,813
---------------------------------------------------------------

METAL FABRICATORS-0.30%

Metals USA(c)                          229,000        3,492,250
---------------------------------------------------------------

NATURAL GAS-1.93%

Coastal Corp.                           42,000        2,601,375
---------------------------------------------------------------
Columbia Gas System, Inc.               25,000        1,964,062
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
NATURAL GAS-(CONTINUED)

Consolidated Natural Gas Co.            25,000   $    1,512,500
---------------------------------------------------------------
El Paso Natural Gas Co.                 37,000        2,460,500
---------------------------------------------------------------
Energen Corp.                           68,900        2,738,775
---------------------------------------------------------------
KN Energy, Inc.                         48,000        2,592,000
---------------------------------------------------------------
MCN Corp.                               45,000        1,816,875
---------------------------------------------------------------
Sonat, Inc.                             72,000        3,294,000
---------------------------------------------------------------
Williams Companies, Inc. (The)         132,000        3,745,500
---------------------------------------------------------------
                                                     22,725,587
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-0.35%

Exxon Corp.                             35,000        2,141,562
---------------------------------------------------------------
Mobil Corp.                             27,000        1,949,062
---------------------------------------------------------------
                                                      4,090,624
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-2.63%

Bayard Drilling Technologies,
  Inc.(c)                               69,600        1,131,000
---------------------------------------------------------------
Cooper Cameron Corp.(c)                 48,000        2,928,000
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.         60,000        2,887,500
---------------------------------------------------------------
EVI, Inc.(c)                            45,000        2,328,750
---------------------------------------------------------------
Halliburton Co.                         60,000        3,116,250
---------------------------------------------------------------
Hanover Compressor Co.(c)              105,000        2,145,938
---------------------------------------------------------------
Nabors Industries, Inc.(c)             102,000        3,206,625
---------------------------------------------------------------
Newpark Resources, Inc.(c)             187,000        3,272,500
---------------------------------------------------------------
Patterson Energy, Inc.(c)               97,800        3,783,637
---------------------------------------------------------------
Pride International, Inc.(c)            50,000        1,262,500
---------------------------------------------------------------
Santa Fe International Corp.            25,100        1,021,256
---------------------------------------------------------------
SEACOR Holdings Inc.(c)                 28,000        1,687,000
---------------------------------------------------------------
Willbros Group, Inc.(c)                150,000        2,250,000
---------------------------------------------------------------
                                                     31,020,956
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.74%

Burlington Resources, Inc.              45,750        2,050,172
---------------------------------------------------------------
Carrizo Oil & Gas, Inc.(c)             115,000          905,625
---------------------------------------------------------------
Nuevo Energy Co.(c)                     60,000        2,445,000
---------------------------------------------------------------
Swift Energy Co.(c)                     44,000          926,750
---------------------------------------------------------------
Vintage Petroleum, Inc.                124,000        2,356,000
---------------------------------------------------------------
                                                      8,683,547
---------------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-0.13%

Tosco Corp.                             40,000        1,512,500
---------------------------------------------------------------

PERSONAL CARE-0.86%

Avon Products, Inc.                     54,000        3,314,250
---------------------------------------------------------------
Estee Lauder Cos.-Class A               25,000        1,285,938
---------------------------------------------------------------
Gillette Co.                            55,000        5,524,063
---------------------------------------------------------------
                                                     10,124,251
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.50%

AES Corp.(c)                            46,000   $    2,144,750
---------------------------------------------------------------
Calenergy, Inc.(c)                     130,000        3,737,500
---------------------------------------------------------------
                                                      5,882,250
---------------------------------------------------------------

PUBLISHING-0.27%

Meredith Corp.                          50,000        1,784,375
---------------------------------------------------------------
Petersen Companies, Inc.
  (The)-Class A(c)                      58,900        1,354,700
---------------------------------------------------------------
                                                      3,139,075
---------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-3.13%

Alexandria Real Estate Equities,
  Inc.                                  90,800        2,865,875
---------------------------------------------------------------
Bay Apartment Communities, Inc.         40,000        1,560,000
---------------------------------------------------------------
Boston Properties, Inc.                115,000        3,802,187
---------------------------------------------------------------
Cali Realty Corp.                       80,000        3,280,000
---------------------------------------------------------------
Captec Net Lease Realty, Inc.(c)        90,000        1,546,875
---------------------------------------------------------------
CCA Prison Realty Trust                136,200        6,077,925
---------------------------------------------------------------
Crescent Real Estate Equities,
  Co.                                   40,000        1,575,000
---------------------------------------------------------------
Entertainment Properties Trust         166,700        3,229,812
---------------------------------------------------------------
Golf Trust of America, Inc.             37,700        1,093,300
---------------------------------------------------------------
Imperial Credit Commercial
  Mortgage Investment Corp.            131,100        1,917,338
---------------------------------------------------------------
Mid-Atlantic Realty Trust              175,900        2,583,531
---------------------------------------------------------------
Patriot American Hospitality,
  Inc.                                 120,000        3,457,500
---------------------------------------------------------------
Starwood Lodging                        67,000        3,877,625
---------------------------------------------------------------
                                                     36,866,968
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.32%

CompUSA, Inc.(c)                        85,000        2,635,000
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(c)           40,000        1,165,000
---------------------------------------------------------------
                                                      3,800,000
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.19%

Ross Stores, Inc.                       60,000        2,182,500
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.60%

American Stores Co.                    100,000        2,056,250
---------------------------------------------------------------
Safeway, Inc.(c)                        80,000        5,060,000
---------------------------------------------------------------
                                                      7,116,250
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.31%

Dayton-Hudson Corp.                     55,000        3,712,500
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.13%

Audio Book Club, Inc.(c)               185,000          901,875
---------------------------------------------------------------
Inacom Corp.(c)                         75,000        2,104,688
---------------------------------------------------------------
Linens 'N Things, Inc.(c)               70,000        3,053,750
---------------------------------------------------------------
Polo Ralph Lauren Corp.(c)             120,000        2,917,500
---------------------------------------------------------------
Toys "R" Us, Inc.(c)                    75,000        2,357,812
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (SPECIALTY)-(CONTINUED)

U.S. Office Products Co.(c)            102,000   $    2,001,750
---------------------------------------------------------------
                                                     13,337,375
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.43%

Washington Mutual, Inc.                 80,000        5,105,000
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.59%

Abacus Direct Corp.(c)                  42,400        1,738,400
---------------------------------------------------------------
JLK Direct Distribution
  Inc.-Class A(c)                       25,800          722,400
---------------------------------------------------------------
Outdoor Systems, Inc.(c)               116,100        4,455,337
---------------------------------------------------------------
                                                      6,916,137
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-2.10%

American Residential Services,
  Inc.(c)                              130,000        2,031,250
---------------------------------------------------------------
Avis Rent A Car, Inc.(c)               118,300        3,778,206
---------------------------------------------------------------
Cendant Corp.(c)                       148,992        5,121,607
---------------------------------------------------------------
Comfort Systems USA, Inc.(c)           149,200        2,946,700
---------------------------------------------------------------
Hertz Corp.-Class A                     50,500        2,032,625
---------------------------------------------------------------
INSpire Insurance Solutions,
  Inc.(c)                               85,000        1,774,375
---------------------------------------------------------------
Metzler Group, Inc.(c)                  55,000        2,206,875
---------------------------------------------------------------
Pegasus Systems, Inc.(c)                45,600          678,300
---------------------------------------------------------------
Service Corp. International             33,222        1,227,138
---------------------------------------------------------------
Trammell Crow Co.(c)                    35,400          911,550
---------------------------------------------------------------
U.S. Rentals, Inc.(c)                   87,700        2,060,950
---------------------------------------------------------------
                                                     24,769,576
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.61%

DST Systems, Inc.(c)                    65,000        2,774,687
---------------------------------------------------------------
Equifax, Inc.                           52,000        1,842,750
---------------------------------------------------------------
Learning Tree International,
  Inc.(c)                               90,000        2,598,750
---------------------------------------------------------------
                                                      7,216,187
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.56%

AccuStaff, Inc.(c)                     120,000        2,760,000
---------------------------------------------------------------
Administaff, Inc.(c)                    63,000        1,630,125
---------------------------------------------------------------
Hall, Kinion & Associates,
  Inc.(c)                              100,000        2,187,500
---------------------------------------------------------------
                                                      6,577,625
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.06%

LCC International, Inc.-Class
  A(c)                                  45,000          652,500
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.84%

IXC Communications, Inc.(c)            110,000        3,451,250
---------------------------------------------------------------
Tel-Save Holdings, Inc.(c)             125,000        2,484,375
---------------------------------------------------------------
WinStar Communications, Inc.(c)        160,000        3,990,000
---------------------------------------------------------------
                                                      9,925,625
---------------------------------------------------------------

TELEPHONE-0.98%

Cincinnati Bell, Inc.                   82,000        2,542,000
---------------------------------------------------------------
TELEPHONE-(CONTINUED)

Electric Lightwave, Inc.-Class
  A(c)                                 250,000   $    3,718,750
---------------------------------------------------------------
McLeodUSA Inc.-Class A(c)               45,000        1,440,000
---------------------------------------------------------------
Teleport Communications Group
  Inc.-Class A(c)                       70,000        3,841,250
---------------------------------------------------------------
                                                     11,542,000
---------------------------------------------------------------

TEXTILES (APPAREL)-0.10%

Liz Claiborne, Inc.                     27,000        1,128,938
---------------------------------------------------------------

TOBACCO-0.42%

Philip Morris Companies, Inc.          110,000        4,984,375
---------------------------------------------------------------

TRUCKERS-0.28%

C.H. Robinson Worldwide, Inc.          105,900        2,369,512
---------------------------------------------------------------
Jevic Transportation, Inc.(c)           56,700          914,288
---------------------------------------------------------------
                                                      3,283,800
---------------------------------------------------------------

WASTE MANAGEMENT-0.68%

Denali Inc.(c)                         150,000        1,987,500
---------------------------------------------------------------
Thermo Instrument Systems,
  Inc.(c)                               62,500        2,152,344
---------------------------------------------------------------
USA Waste Services, Inc.(c)             55,000        2,158,750
---------------------------------------------------------------
Waterlink, Inc.(c)                     107,200        1,768,800
---------------------------------------------------------------
                                                      8,067,394
---------------------------------------------------------------
    Total Domestic Common Stocks                    592,027,431
---------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS-3.24%

AIR FREIGHT-0.22%

CNF Trust I-$2.50 Conv. Pfd.            45,000        2,632,500
---------------------------------------------------------------

BANKS (REGIONAL)-0.27%

WBK Trust-$3.135 Conv. Pfd.             95,000        3,182,500
---------------------------------------------------------------

CONSUMER FINANCE-0.19%

Money Store, Inc. (The)-$1.72
  Conv. Pfd.                           100,000        2,206,250
---------------------------------------------------------------

ENTERTAINMENT-0.07%

Time Warner Inc.-Series M,
  $102.50 PIK Conv. Pfd.                   712          801,907
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.30%

Medpartners Inc.-$1.442 Conv.
  Pfd. TAPS                            158,000        3,476,000
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.14%

McKesson Corp.-$2.50 Conv. Pfd.
  (acquired 02/13/97; cost
  $1,105,000)(b)                        22,100        1,675,047
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.38%

Conseco Inc.-$4.279 Conv. PRIDES        14,000        2,184,000
---------------------------------------------------------------
Penncorp Financial Group,
  Inc.-$3.50 Conv. Pfd. (acquired
  08/02/96-11/15/96; cost
  $2,072,500)(b)                        40,000        2,326,600
---------------------------------------------------------------
                                                      4,510,600
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
INSURANCE (MULTI-LINE)-0.16%

American Bankers Insurance
  Group-$3.125 Conv. Pfd.               20,000   $    1,873,750
---------------------------------------------------------------

INSURANCE BROKERS-0.25%

Frontier Financing Trust-$3.125
  Conv. Pfd. (acquired 10/09/96;
  cost $2,500,000)(b)                   50,000        2,918,750
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.07%

Salomon Inc.-$3.484 Conv. Pfd.          14,600          865,050
---------------------------------------------------------------

LODGING-HOTELS-0.31%

Host Marriott Corp.-$3.375 Conv.
  Pfd.                                  30,000        1,843,140
---------------------------------------------------------------
Royal Caribbean Cruises
  Ltd.-$3.63 Conv. Pfd.                 20,750        1,765,047
---------------------------------------------------------------
                                                      3,608,187
---------------------------------------------------------------

NATURAL GAS-0.13%

MCN Corp.-$2.013 Conv. PRIDES           46,000        1,575,500
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.43%

AES Trust I-$2.69 Conv. Pfd.            70,500        5,058,375
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.32%

WorldCom, Inc.-$2.68 Conv. Dep.
  Pfd.                                  36,000        3,780,000
---------------------------------------------------------------
    Total Domestic Convertible Preferred
      Stocks                                         38,164,416
---------------------------------------------------------------

U.S. DOLLAR DENOMINATED FOREIGN
BONDS & NOTES-4.76%

CANADA-2.67%

Bell Canada
  (Telecommunications-Long
  Distance), Deb., 9.50%,
  10/15/10                         $ 1,750,000   $    2,204,107
---------------------------------------------------------------
Great Atlantic & Pacific Tea Co.,
  Inc. (Retail-Food Chains),
  Yankee Gtd. Notes, 7.78%,
  11/01/00 (acquired 10/18/95;
  cost $500,000)(b)                    500,000          516,453
---------------------------------------------------------------
Gulf Canada Resources, Ltd.
  (Oil-International Integrated),
  Sr. Yankee Unsec. Notes, 8.35%,
  08/01/06                           4,500,000        4,904,190
---------------------------------------------------------------
Husky Oil Ltd. (Oil-International
  Integrated), Sr. Yankee Notes,
  7.125%, 11/15/06                   6,300,000        6,472,746
---------------------------------------------------------------
Laidlaw Inc. (Services-Commercial
  & Consumer),
  Deb., 6.65%, 10/01/04              4,000,000        4,028,360
---------------------------------------------------------------
  Deb, 6.72%, 10/01/27               3,000,000        3,047,550
---------------------------------------------------------------
Nova Chemicals Ltd. (Chemicals),
  Yankee Deb., 7.00%, 08/15/26       4,000,000        4,111,600
---------------------------------------------------------------
Province of Manitoba (Sovereign
  Debt), Yankee Bonds, 7.75%,
  07/17/16                           1,500,000        1,717,050
---------------------------------------------------------------
Royal Bank of Canada (Banks-Major
  Regional), Yankee Sub. Notes,
  6.75%, 10/24/11                    3,000,000        2,994,810
---------------------------------------------------------------
CANADA-(CONTINUED)

Talisman Energy (Oil &
  Gas-Exploration & Production),
  Yankee Deb., 7.125%, 06/01/07    $ 1,500,000   $    1,549,140
---------------------------------------------------------------
                                                     31,546,006
---------------------------------------------------------------

CAYMAN ISLANDS-0.48%

Hutchison Whampoa Ltd.
  (Shipping), Series D Sr. Gtd.
  Unsec. Unsub. Deb., 6.988%,
  08/01/37 (acquired 10/02/97;
  cost $6,027,460)(b)                6,000,000        5,606,640
---------------------------------------------------------------

GERMANY-0.60%

Deutsche Bank Finance BV
  (Financial-Diversified), Conv.
  Gtd. Bonds, 3.80%, 02/12/17
  (acquired 01/16/97; cost
  $1,642,600)(a)(b)                  4,000,000        1,790,000
---------------------------------------------------------------
Dresdner Bank A.G. (Banks-Major
  Regional), Sub. Bonds, 6.00%,
  11/03/08                           4,000,000        3,840,000
---------------------------------------------------------------
Tarkett International (Household
  Furniture & Appliances), Yankee
  Sr. Sub. Notes, 9.00%, 03/01/02    1,500,000        1,477,500
---------------------------------------------------------------
                                                      7,107,500
---------------------------------------------------------------

NORWAY-0.22%

Petroleum Geo-Services A.S.A.
  (Oil & Gas-Services), Yankee
  Notes, 7.50%, 03/31/07             2,500,000        2,633,550
---------------------------------------------------------------

UNITED KINGDOM-0.79%

Royal Bank of Scotland PLC
  (Banks-Major Regional), Yankee
  Sub. Notes, 6.375%, 02/01/11       1,500,000        1,452,165
---------------------------------------------------------------
Terra Nova (U.K.) Holdings, Co.
  (Insurance-Property), Gtd. Sr.
  Secured Notes, 7.20%, 08/15/07     3,000,000        3,102,600
---------------------------------------------------------------
Videotron Holdings PLC
  (Broadcasting-Television,
  Radio, & Cable), Sr. Discount
  Notes, 11.125%, 07/01/04(e)        5,000,000        4,725,000
---------------------------------------------------------------
                                                      9,279,765
---------------------------------------------------------------
    Total U.S. Dollar Denominated
      Foreign Bonds & Notes                          56,173,461
---------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED FOREIGN
  BONDS & NOTES-2.97%(f)

AUSTRALIA-0.53%

Australian Government (Sovereign
  Debt), Bonds, 10.00%,
  10/15/07          AUD              5,000,000        4,197,433
---------------------------------------------------------------
Queensland Treasury Corp.
  (Sovereign Debt), Gtd. Bonds,
  6.50%, 06/14/05                    3,000,000        2,000,299
---------------------------------------------------------------
                                                      6,197,732
---------------------------------------------------------------

CANADA-1.13%

Bank of Montreal (Banks-Money
  Center), Sub. Deb., 7.92%,
  07/31/12        CAD                1,850,000        1,458,937
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
CANADA-(CONTINUED)

Bell Mobility Cellular Inc.
  (Telecommunications-Cellular/Wireless),
  Deb., 6.55%, 06/02/08       CAD    2,500,000   $    1,761,065
---------------------------------------------------------------
Canadian Oil Debco Inc. (Oil &
  Gas-Exploration & Production),
  Deb., 11.00%, 10/31/00             1,500,000        1,176,551
---------------------------------------------------------------
NAV Canada (Services-Commercial &
  Consumer), Bonds, 7.40%,
  06/01/27                           3,500,000        2,795,249
---------------------------------------------------------------
Province of Ontario (Sovereign
  Debt), Sr. Unsec. Unsub. Global
  Bonds, 8.00%, 03/11/03             2,300,000        1,783,331
---------------------------------------------------------------
Telegobe Canada, Inc.
  (Telephone), Unsec. Deb.,
  8.35%, 06/20/03                    1,000,000          776,572
---------------------------------------------------------------
Trans-Canada Pipelines (Natural
  Gas), Series Q Deb., 10.625%,
  10/20/09                           1,500,000        1,427,858
---------------------------------------------------------------
Westcoast Energy, Inc. (Oil &
  Gas-Exploration & Production),
  Deb., 6.45%, 12/18/06              3,000,000        2,152,619
---------------------------------------------------------------
                                                     13,332,182
---------------------------------------------------------------

NEW ZEALAND-0.47%

Fannie Mae
  (Financial-Diversified), Notes,
  7.25%, 06/20/02             NZD    9,850,000        5,595,978
---------------------------------------------------------------

UNITED KINGDOM-0.84%

Fannie Mae
  (Financial-Diversified), Sr.
  Unsec. Notes, 6.875%,
  06/07/02  GBP                      2,800,000        4,612,605
---------------------------------------------------------------
Sutton Bridge Financial Ltd.,
  (Financial-Diversified), Gtd.
  Bonds 8.625%, 06/30/22
  (acquired 05/29/97; cost
  $4,890,565)(b)                     3,000,000        5,327,372
---------------------------------------------------------------
                                                      9,939,977
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Foreign Bonds &
      Notes                                          35,065,869
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-4.15%

ARGENTINA-0.07%

Banco Rio de La Plata S.A.
  (Banks-Money Center)(c)               62,900   $      880,600
---------------------------------------------------------------

BRAZIL-0.19%

Uniao de Bancos Brasileiros
  S.A.-GDR (Banks-Regional)(c)          68,300        2,198,406
---------------------------------------------------------------

CANADA-0.65%

Cadillac Fairview Corp. (Land
  Development)(c)                      144,800        3,402,800
---------------------------------------------------------------
MetroNet Communications
  Corp.-Class B (Communications
  Equipment)(c)                         99,800        1,734,025
---------------------------------------------------------------
Newcourt Credit Group, Inc.
  Warrants
  (Financial-Diversified)               21,700          713,388
---------------------------------------------------------------
CANADA-(CONTINUED)

Philip Services Corp. (Waste
  Management)(c)                       125,000   $    1,796,875
---------------------------------------------------------------
                                                      7,647,088
---------------------------------------------------------------

CHINA-0.08%

China Southern Airlines Co.
  Ltd.-ADR (Airlines)(c)                75,200          991,700
---------------------------------------------------------------

FINLAND-0.14%

Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)            23,500        1,645,000
---------------------------------------------------------------

FRANCE-0.13%

AXA S.A.-ADR (Insurance-Life &
  Health)(c)                            40,000        1,560,000
---------------------------------------------------------------

IRELAND-0.16%

Warner Chilcott
  Laboratories-SP-ADR (Health
  Care-Drugs-Generic & Other)(c)       150,600        1,863,675
---------------------------------------------------------------

ISRAEL-0.49%

ECI Telecommunications Ltd.
  (Communications Equipment)            24,000          612,000
---------------------------------------------------------------
Gilat Communications Ltd.
  (Telecommunications-Cellular
   /Wireless)(c)                       200,000        1,475,000
---------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Health
  Care-Drugs-Generic & Other)           45,000        2,129,063
---------------------------------------------------------------
Zag Industries Ltd.
  (Chemicals-Speciality)(c)            180,000        1,597,500
---------------------------------------------------------------
                                                      5,813,563
---------------------------------------------------------------

NETHERLANDS-0.17%

New Holland N.V.
  (Machinery-Diversified)()             75,000        1,982,812
---------------------------------------------------------------

NEW ZEALAND-0.12%

Sky Network Television Ltd.
  (Broadcasting-Television, Radio
  & Cable)(c)                           93,700        1,405,500
---------------------------------------------------------------

NORWAY-0.17%

Petroleum Geo-Services ASA-ADR
  (Oil & Gas-Drilling &
  Equipment)(c)                         30,000        1,942,500
---------------------------------------------------------------

PORTUGAL-0.09%

Telecel-Comunicacaoes Pessoais,
  S.A.
  (Telecommunications-Cellular
   /Wireless)(c)                        10,300        1,102,100
---------------------------------------------------------------

SWEDEN-0.17%

Telefonaktiebolaget LM
  Ericsson-ADR (Communications
  Equipment)                            55,000        2,052,188
---------------------------------------------------------------

UNITED KINGDOM-1.52%

Avis Europe PLC
  (Services-Commercial &
  Consumer) (acquired
  03/26/97;cost $1,535,109)(b)(c)      765,450        2,187,418
---------------------------------------------------------------
Bass PLC (Beverages-Alcoholic)()        64,350          998,197
---------------------------------------------------------------
Danka Business Systems PLC-ADR
  (Office Equipment & Supplies)         60,000          956,250
---------------------------------------------------------------
ESG Re Limited
  (Insurance-Life/Health)(c)            70,300        1,652,050
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
UNITED KINGDOM-(CONTINUED)

Railtrack Group PLC (Shipping)()     3,000,000   $    4,764,457
---------------------------------------------------------------
SmithKline Beecham PLC-ADR
  (Health Care-Drugs-Major
  Pharmaceuticals)                      46,000        2,366,125
---------------------------------------------------------------
Stirling Cooke Brown Holdings
  Ltd. (Insurance-Life/Health)(c)       39,400          965,300
---------------------------------------------------------------
Stolt Comex Seaway, S.A. (Oil &
  Gas-Exploration &
  Production)(c)                        80,000        4,000,000
---------------------------------------------------------------
                                                     17,889,797
---------------------------------------------------------------
    Total Foreign Stocks & Other Equity
      Interests                                      48,974,929
===============================================================

                                    PRINCIPAL
                                     AMOUNT
U.S. TREASURY SECURITIES-5.87%

U.S. TREASURY NOTES & BONDS-5.87%

Notes, 6.50%, 05/31/01             $17,000,000   $   17,413,950
---------------------------------------------------------------
Notes, 7.25%, 08/15/04               2,500,000        2,703,400
---------------------------------------------------------------
Notes, 7.50%, 02/15/05               3,000,000        3,298,200
---------------------------------------------------------------
Notes, 6.50%, 10/15/06             $12,000,000   $   12,570,480
---------------------------------------------------------------
Notes, 6.25%, 02/15/07              10,000,000       10,322,900
---------------------------------------------------------------
Bonds, 6.75%, 08/15/26               3,000,000        3,305,430
---------------------------------------------------------------
Bonds, 6.625%, 02/15/27             11,700,000       12,707,955
---------------------------------------------------------------
Bonds, 6.375%, 08/15/27              6,500,000        6,859,710
---------------------------------------------------------------
    Total U.S. Treasury
      Securities                                     69,182,025
---------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-0.35%

Tennessee Valley Authority,
  Bonds, 5.98%, 04/01/36             4,000,000        4,093,880
---------------------------------------------------------------

REPURCHASE AGREEMENT-1.91%(g)

Smith Barney, Inc., 6.75%,
  01/02/98(h)                       22,553,820       22,553,820
---------------------------------------------------------------
TOTAL INVESTMENTS-99.12%                          1,169,127,780
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.88%                                  10,404,456
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,179,532,236
===============================================================

Notes to Schedule of investments:

(a) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 12/31/97 was $60,133,445 which represented 5.10% of the Fund's net assets.
(c)  Non-income producing security.
(d)  A portion of this security is subject to call options written. See Note 7.
(e) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875%, due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Investment abbreviations:

ADR   - American Depositary Receipts
AUD   - Australian Dollar
CAD   - Canadian Dollar
Conv. - Convertible
Ctfs. - Certificates
Deb.  - Debenture
Dep.  - Depository
GDR   - Global Depositary Receipt
GBP   - British Pounds
Gtd.  - Guaranteed
NZD   - New Zealand Dollar
Pfd.  - Preferred
PIK   - Payment in Kind
PRIDES- Preferred Redeemable Increased Dividend Equity Security
Sr.   - Senior
Sub.  - Subordinated
TAPS  - Threshold Appreciation Price Securities
Unsec.- Unsecured
Unsub.- Unsubordinated

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

ASSETS:

Investments, at market value (cost
  $972,947,165)                            $1,169,127,780
---------------------------------------------------------
Foreign currencies, at market value (cost
  $92,811)                                         93,198
---------------------------------------------------------
Receivables for:
  Investments sold                                163,269
---------------------------------------------------------
  Fund shares sold                              6,660,956
---------------------------------------------------------
  Interest and dividends                        8,935,089
---------------------------------------------------------
Investment for deferred compensation plan          19,822
---------------------------------------------------------
Other assets                                       35,115
---------------------------------------------------------
    Total assets                            1,185,035,229
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         1,147,975
---------------------------------------------------------
  Fund shares reacquired                        2,491,186
---------------------------------------------------------
  Options written                                  90,938
---------------------------------------------------------
  Deferred compensation plan                       19,822
---------------------------------------------------------
Accrued advisory fees                             514,118
---------------------------------------------------------
Accrued administrative service fees                 6,906
---------------------------------------------------------
Accrued distribution fees                         914,189
---------------------------------------------------------
Accrued transfer agent fees                        97,479
---------------------------------------------------------
Accrued trustees' fees                              3,660
---------------------------------------------------------
Accrued operating expenses                        216,720
---------------------------------------------------------
    Total liabilities                           5,502,993
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $1,179,532,236
=========================================================

NET ASSETS:

Class A                                    $  683,632,584
=========================================================
Class B                                    $  486,505,816
=========================================================
Class C                                    $    9,393,836
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                        26,517,207
=========================================================
Class B                                        18,896,410
=========================================================
Class C                                           364,691
=========================================================
Class A:
  Net asset value and redemption price
    per share                              $        25.78
=========================================================
  Offering price per share:
    (Net asset value of $25.78 divided by
    95.25%)                                $        27.07
=========================================================
Class B:
  Net asset value and offering price per
    share                                  $        25.75
=========================================================
Class C:
  Net asset value and offering price per
    share                                  $        25.76
=========================================================


STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:

Interest                                     $ 23,898,243
---------------------------------------------------------
Dividends (net of $63,548 foreign
  withholding tax)                              6,646,446
---------------------------------------------------------
    Total investment income                    30,544,689
---------------------------------------------------------

EXPENSES:

Advisory fees                                   4,789,939
---------------------------------------------------------
Administrative service fees                        87,375
---------------------------------------------------------
Custodian fees                                     90,832
---------------------------------------------------------
Distribution fees-Class A                       1,325,895
---------------------------------------------------------
Distribution fees-Class B                       3,517,227
---------------------------------------------------------
Distribution fees-Class C                          13,018
---------------------------------------------------------
Trustees' fees                                     12,799
---------------------------------------------------------
Transfer agent fees-Class A                       637,946
---------------------------------------------------------
Transfer agent fees-Class B                       642,019
---------------------------------------------------------
Transfer agent fees-Class C                         3,692
---------------------------------------------------------
Other                                             435,860
---------------------------------------------------------
    Total expenses                             11,556,602
---------------------------------------------------------
Less: Expenses paid indirectly                    (27,927)
---------------------------------------------------------
    Net expenses                               11,528,675
---------------------------------------------------------
Net investment income                          19,016,014
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        30,048,747
---------------------------------------------------------
  Foreign currencies                              (79,358)
---------------------------------------------------------
  Futures contracts                             4,307,606
---------------------------------------------------------
  Option contracts                                554,458
---------------------------------------------------------
                                               34,831,453
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                       134,971,145
---------------------------------------------------------
  Foreign currencies                              (42,818)
---------------------------------------------------------
  Option contracts                                 10,684
---------------------------------------------------------
                                              134,939,011
---------------------------------------------------------
    Net gain from investment securities,
       foreign currencies, futures and
       option contracts                       169,770,464
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $188,786,478
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                   1997             1996
                                                              --------------   --------------
OPERATIONS:

  Net investment income                                       $   19,016,014   $    9,321,617
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                      34,831,453       12,716,582
---------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             134,939,011       41,965,393
---------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         188,786,478       64,003,592
---------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (12,472,168)      (6,033,635)
---------------------------------------------------------------------------------------------
  Class B                                                         (5,631,570)      (3,100,998)
---------------------------------------------------------------------------------------------
  Class C                                                            (29,666)              --
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                        (19,245,568)      (6,912,890)
---------------------------------------------------------------------------------------------
  Class B                                                        (13,549,718)      (4,888,186)
---------------------------------------------------------------------------------------------
  Class C                                                           (198,011)              --
---------------------------------------------------------------------------------------------
Net equalization credits                                           8,681,162        7,707,610
---------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        260,376,777      212,483,093
---------------------------------------------------------------------------------------------
  Class B                                                        192,163,146      143,138,052
---------------------------------------------------------------------------------------------
  Class C                                                          9,380,380               --
---------------------------------------------------------------------------------------------
    Net increase in net assets                                   608,261,242      406,396,638
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            571,270,994      164,874,356
---------------------------------------------------------------------------------------------
  End of period                                               $1,179,532,236   $  571,270,994
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $  958,373,243   $  496,452,940
---------------------------------------------------------------------------------------------
  Undistributed net investment income                             19,641,775       10,459,581
---------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities,
    foreign currencies, futures and option contracts               5,338,635        3,118,901
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             196,178,583       61,239,572
---------------------------------------------------------------------------------------------
                                                              $1,179,532,236   $  571,270,994
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: the Class A shares, the Class B shares and the Class C shares. The new Class C shares commenced sales on August 4, 1997. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve as high a total return to investors as possible, consistent with preservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Equalization -- The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and the costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed income when the transaction is recorded so the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.
F. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
G. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
H. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
I. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the Fund's portfolio being hedged.
J. Covered Call Options -- The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 5% of the net assets of the Fund.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at an annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $87,375 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1997, AFS was paid $653,940 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee by the Class B or Class C shares under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended December 31, 1997, for the Class A shares and Class B shares, and the period August 4, 1997 (date sales commenced) through December 31, 1997, for the Class C shares, the Class A, Class B, and Class C shares paid AIM Distributors $1,325,895, $3,517,227 and $13,018, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $672,146 from sales of the Class A shares of the Fund during the year ended December 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1997, AIM Distributors received $99,075 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1997, the Fund paid legal fees of $5,966 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced Fund expenses by $3,714 during the year ended December 31, 1997. Also during the year ended December 31, 1997 the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $9,699 and $14,514, respectively, under expense offset arrangements. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $27,927 during the year ended December 31, 1997.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended December 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $999,679,075 and $562,878,959, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $210,448,136
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (14,427,520)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $196,020,616
=========================================================

Cost of investments for tax purposes is $973,107,164.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended December 31, 1997 are summarized as follows:

                                                                 OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
                                                              ---------     --------
Beginning of year                                                  --              --
-------------------------------------------------------------------------------------
Written                                                         2,585       $ 978,417
-------------------------------------------------------------------------------------
Closed                                                         (1,700)       (794,778)
-------------------------------------------------------------------------------------
Exercised                                                        (135)        (46,843)
-------------------------------------------------------------------------------------
Expired                                                          (150)        (35,174)
-------------------------------------------------------------------------------------
End of year                                                       600       $ 101,622
-------------------------------------------------------------------------------------

Open call option contracts written at December 31, 1997 were as follows:

                                                                                             DECEMBER 31,     UNREALIZED
                                                 CONTRACT   STRIKE    NUMBER OF   PREMIUM        1997        APPRECIATION
                     ISSUE                        MONTH      PRICE    CONTRACTS   RECEIVED   MARKET VALUE   (DEPRECIATION)
-----------------------------------------------  --------   ------    ---------   --------   ------------   --------------
America Online, Inc.                             Jan. 98      95         300      $53,474      $41,251         $12,223
Cisco Systems, Inc.                              Jan. 98      56.67      300       48,148       49,687          (1,539)
                                                                         ---      --------     -------         -------
                                                                         600      $101,622     $90,938         $10,684
                                                                         ===      ========     =======         =======

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                                                        1997                               1996
                                                            -----------------------------      ----------------------------
                                                              SHARES           AMOUNT            SHARES           AMOUNT
                                                            ----------      -------------      ----------      ------------
Sold:
  Class A                                                   16,304,170      $ 379,544,296      11,936,333      $241,163,392
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                    8,995,999        214,419,729       7,608,028       153,665,571
---------------------------------------------------------------------------------------------------------------------------
  Class C*                                                     363,376          9,356,324              --                --
---------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                    1,215,553         29,691,206         571,269        11,884,617
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      710,951         17,509,949         347,628         7,257,995
---------------------------------------------------------------------------------------------------------------------------
  Class C*                                                       8,636            215,490              --                --
---------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                   (6,305,229)      (148,858,725)     (2,004,527)      (40,564,916)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (1,668,675)       (39,766,532)       (876,383)      (17,785,514)
---------------------------------------------------------------------------------------------------------------------------
  Class C*                                                      (7,321)          (191,434)             --                --
---------------------------------------------------------------------------------------------------------------------------
                                                            19,617,460      $ 461,920,303      17,582,348      $355,621,145
===========================================================================================================================

* Class C shares commenced sales on August 4, 1997.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during each of the years in the four-year period ended December 31, 1997, the four months ended December 31, 1993 and the year ended August 31, 1993, for a share of Class B outstanding during each of the years in the four-year period ended December 31, 1997 and the period October 18, 1993 (date sales commenced) through December 31, 1993, and for a share of Class C outstanding during the period August 4, 1997 (date sales commenced) through December 31, 1997. Prior to October 15, 1993, the Fund was known as AIM Convertible Securities, Inc. and had a different investment objective.

                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                                  DECEMBER 31,                         AUGUST 31,
                                                              -----------------------------------------------------    ----------
                                                                1997         1996      1995       1994       1993         1993
                                                              --------     --------   -------    -------    -------    ----------
Net asset value, beginning of period                          $ 21.84      $  19.22   $ 14.62    $ 16.10    $ 15.97     $ 12.77
------------------------------------------------------------  --------     --------   -------    -------    -------     -------
Income from investment operations:
 Net investment income                                           0.60          0.66      0.49       0.44       0.10        0.32
------------------------------------------------------------  --------     --------   -------    -------    -------     -------
 Net gains (losses) on securities (both realized and
   unrealized)                                                   4.66          2.99      4.57      (1.31)      0.18        3.18
------------------------------------------------------------  --------     --------   -------    -------    -------     -------
   Total from investment operations                              5.26          3.65      5.06      (0.87)      0.28        3.50
------------------------------------------------------------  --------     --------   -------    -------    -------     -------
Less distributions:
 Dividends from net investment income                           (0.55)        (0.55)    (0.46)     (0.39)     (0.15)      (0.30)
------------------------------------------------------------  --------     --------   -------    -------    -------     -------
 Distributions from net realized gains                          (0.77)        (0.48)       --      (0.22)        --          --
------------------------------------------------------------  --------     --------   -------    -------    -------     -------
   Total distributions                                          (1.32)        (1.03)    (0.46)     (0.61)     (0.15)      (0.30)
------------------------------------------------------------  --------     --------   -------    -------    -------     -------
Net asset value, end of period                                $ 25.78      $  21.84   $ 19.22    $ 14.62    $ 16.10     $ 15.97
============================================================  ========     ========   =======    =======    =======     =======
Total return(a)                                                 24.41%        19.25%    34.97%     (5.44)%     1.76%      27.75%
============================================================  ========     ========   =======    =======    =======     =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $683,633     $334,189   $92,241    $37,572    $23,520     $19,497
============================================================  ========     ========   =======    =======    =======     =======
Ratio of expenses to average net assets                           0.98%(b)(c)  1.15%     1.43%(d)   1.25%(d)  2.17%(f)     2.07%
============================================================  ========     ========   =======    =======    =======     =======
Ratio of net investment income to average net assets              2.48%(b)     2.97%     2.81%(e)   3.07%(e)   1.81%(f)    2.23%
============================================================  ========     ========   =======    =======    =======     =======
Portfolio turnover rate                                             66%          72%       77%        76%       233%        154%
============================================================  ========     ========   =======    =======    =======     =======
Average brokerage commission rate paid(g)                     $ 0.0570     $ 0.0558       N/A        N/A        N/A         N/A
============================================================  ========     ========   =======    =======    =======     =======

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b)  Ratios are based on average net assets of $530,358,031.
(c) Includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.46% and 1.68% for 1995 and 1994, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.78% and 2.64% for 1995 and 1994, respectively.
(f)  Annualized.
(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                            CLASS B                                    CLASS C
                                                  --------------------------------------------------------------       -------
                                                    1997           1996       1995          1994          1993          1997
                                                  --------       --------    -------       -------       -------       -------
Net asset value, beginning of period              $  21.83       $  19.22    $ 14.62       $ 16.11       $ 16.69       $ 25.55
-----------------------------------------------   --------       --------    -------       -------       -------       -------
Income from investment operations:
 Net investment income                                0.38           0.48       0.31          0.31          0.04          0.16
-----------------------------------------------   --------       --------    -------       -------       -------       -------
 Net gains (losses) on securities (both
   realized and unrealized)                           4.68           2.99       4.61         (1.31)        (0.58)         1.01
-----------------------------------------------   --------       --------    -------       -------       -------       -------
     Total from investment operations                 5.06           3.47       4.92         (1.00)        (0.54)         1.17
-----------------------------------------------   --------       --------    -------       -------       -------       -------
Less distributions:
 Dividends from net investment income                (0.37)         (0.38)     (0.32)        (0.27)        (0.04)        (0.19)
-----------------------------------------------   --------       --------    -------       -------       -------       -------
 Distributions from net realized gains               (0.77)         (0.48)        --         (0.22)           --         (0.77)
-----------------------------------------------   --------       --------    -------       -------       -------       -------
     Total distributions                             (1.14)         (0.86)     (0.32)        (0.49)        (0.04)        (0.96)
-----------------------------------------------   --------       --------    -------       -------       -------       -------
Net asset value, end of period                    $  25.75       $  21.83    $ 19.22       $ 14.62       $ 16.11       $ 25.76
===============================================   ========       ========    =======       =======       =======       =======
Total return(a)                                      23.42%         18.28%     33.93%        (6.23)%       (3.23)%        4.67%
===============================================   ========       ========    =======       =======       =======       =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $486,506       $237,082    $72,634       $20,245       $ 2,754       $ 9,394
===============================================   ========       ========    =======       =======       =======       =======
Ratio of expenses to average net assets               1.79%(b)(c)    1.97%      2.21%(d)      1.98%(d)      2.83%(f)     1.78%(c)(g)
===============================================   ========       ========    =======       =======       =======       =======
Ratio of net investment income to average net
 assets                                               1.67%(b)       2.15%      2.03%(e)      2.34%(e)      1.15%(f)      1.68%(g)
===============================================   ========       ========    =======       =======       =======       =======
Portfolio turnover rate                                 66%            72%        77%           76%          233%           66%
===============================================   ========       ========    =======       =======       =======       =======
Average brokerage commission rate paid(h)         $ 0.0570       $ 0.0558        N/A           N/A           N/A       $0.0570
===============================================   ========       ========    =======       =======       =======       =======


(a) Does not deduct contingent deferred sales charges and are not annualized for periods less than one year.
(b)  Ratios are based on average net assets of $351,722,707.
(c) Includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.23% and 2.45% for 1995 and 1994, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.01% and 1.87% for 1995 and 1994, respectively.
(f)  Annualized.
(g) Ratios are annualized and based on average net assets of $3,167,605.
(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Global Utilities Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Global Utilities Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                            We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                            In our opinion, the financial statements and
                       financial highlights referred to above present fairly, in all material respects, the financial position of AIM Global Utilities Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.



                                              KPMG Peat Marwick LLP

                       Houston, Texas
                       February 6, 1998

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                     MARKET
                                       SHARES        VALUE
DOMESTIC COMMON STOCKS-48.27%

BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.67%

Univision Communications Inc.(a)         26,500   $  1,850,031
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.06%

ADC Telecommunications, Inc.(a)          62,000      2,588,500
--------------------------------------------------------------
Excel Switching Corp.(a)                  4,900         87,587
--------------------------------------------------------------
Lucent Technologies, Inc.                29,000      2,316,375
--------------------------------------------------------------
NEXTLINK Communications, Inc.-Class
  A(a)                                   15,900        338,869
--------------------------------------------------------------
Qwest Communications International
  Inc.(a)                                34,100      2,028,950
--------------------------------------------------------------
Tellabs, Inc.(a)                         20,000      1,057,500
--------------------------------------------------------------
                                                     8,417,781
--------------------------------------------------------------

ELECTRIC COMPANIES-16.07%

Allegheny Energy, Inc.                  106,500      3,461,250
--------------------------------------------------------------
Carolina Power & Light Co.               57,000      2,418,937
--------------------------------------------------------------
CINergy Corp.                            57,000      2,183,813
--------------------------------------------------------------
DQE, Inc.                               110,000      3,863,750
--------------------------------------------------------------
Edison International                     61,000      1,658,437
--------------------------------------------------------------
FPL Group, Inc.                          80,000      4,735,000
--------------------------------------------------------------
IPALCO Enterprises, Inc.                 25,500      1,069,406
--------------------------------------------------------------
New Century Energies, Inc.               65,200      3,125,525
--------------------------------------------------------------
New York State Electric & Gas Corp.      75,000      2,662,500
--------------------------------------------------------------
NIPSCO Industries, Inc.                  85,000      4,202,188
--------------------------------------------------------------
Pinnacle West Capital Corp.             150,000      6,356,250
--------------------------------------------------------------
Public Service Company of New
  Mexico                                 60,000      1,421,250
--------------------------------------------------------------
Sierra Pacific Resources                 45,500      1,706,250
--------------------------------------------------------------
Southern Co.                            109,000      2,820,375
--------------------------------------------------------------
Teco Energy, Inc.                        88,200      2,480,625
--------------------------------------------------------------
                                                    44,165,556
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.43%

Superior TeleCom Inc.(a)                 34,100      1,178,581
--------------------------------------------------------------

NATURAL GAS-8.81%

Coastal Corp. (The)                      17,500      1,083,906
--------------------------------------------------------------
Columbia Gas System, Inc.                25,000      1,964,063
--------------------------------------------------------------
El Paso Natural Gas Co.                 103,000      6,849,500
--------------------------------------------------------------
Energen Corp.                            19,100        759,225
--------------------------------------------------------------
KN Energy, Inc.                          41,600      2,246,400
--------------------------------------------------------------
Public Service Company of North
  Carolina, Inc.                         40,000        915,000
--------------------------------------------------------------
Sonat, Inc.                              76,500      3,499,875
--------------------------------------------------------------
Williams Companies, Inc. (The)          242,600      6,883,775
--------------------------------------------------------------
                                                    24,201,744
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-1.20%

AES Corp.(a)                             28,400   $  1,324,150
--------------------------------------------------------------
Calenergy, Inc.(a)                       69,000      1,983,750
--------------------------------------------------------------
                                                     3,307,900
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-5.03%

Alexandria Real Estate Equities,
  Inc.                                   27,500        867,969
--------------------------------------------------------------
Boston Properties, Inc.                  40,000      1,322,500
--------------------------------------------------------------
Mack-Cali Realty Corp.                   43,400      1,779,400
--------------------------------------------------------------
Captec Net Lease Realty, Inc.            35,000        601,562
--------------------------------------------------------------
CCA Prison Realty Trust                  38,200      1,704,675
--------------------------------------------------------------
Crescent Real Estate Equities, Co.       26,400      1,039,500
--------------------------------------------------------------
Entertainment Properties Trust           30,400        589,000
--------------------------------------------------------------
Golf Trust of America, Inc.              13,500        391,500
--------------------------------------------------------------
Imperial Credit Commercial Mortgage
  Investment Corp.                       31,600        462,150
--------------------------------------------------------------
Meditrust Corp.                          25,594        937,380
--------------------------------------------------------------
Parkway Properties, Inc.                 15,000        514,688
--------------------------------------------------------------
Patriot American Hospitality, Inc.       60,800      1,751,800
--------------------------------------------------------------
Public Storage, Inc.                     27,000        793,125
--------------------------------------------------------------
Starwood Lodging Trust                   18,500      1,070,688
--------------------------------------------------------------
                                                    13,825,937
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-1.42%

IXC Communications, Inc.(a)              36,500      1,145,188
--------------------------------------------------------------
WinStar Communications, Inc.(a)          61,500      1,533,656
--------------------------------------------------------------
WorldCom, Inc.(a)                        40,000      1,210,000
--------------------------------------------------------------
                                                     3,888,844
--------------------------------------------------------------

TELEPHONE-11.58%

Ameritech Corp.                          65,400      5,264,700
--------------------------------------------------------------
BellSouth Corp.                          89,100      5,017,444
--------------------------------------------------------------
Century Telephone Enterprises            66,800      3,327,475
--------------------------------------------------------------
Cincinnati Bell, Inc.                   234,000      7,254,000
--------------------------------------------------------------
Electric Lightwave, Inc.-Class A(a)      80,000      1,190,000
--------------------------------------------------------------
GTE Corp.                                36,600      1,912,350
--------------------------------------------------------------
McLeodUSA Inc.-Class A(a)                40,000      1,280,000
--------------------------------------------------------------
SBC Communications, Inc.                 63,800      4,673,350
--------------------------------------------------------------
Teleport Communications Group
  Inc.-Class A(a)                        35,000      1,920,625
--------------------------------------------------------------
                                                    31,839,944
--------------------------------------------------------------
    Total Domestic Common Stocks                   132,676,318
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
DOMESTIC PREFERRED STOCKS-3.53%

ENTERTAINMENT-0.36%

Time Warner Inc.-Series M, $102.50
  PIK Pfd.                                  891   $  1,002,672
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.14%

Salomon Inc.-$3.48 Conv. Pfd.             6,700        396,975
--------------------------------------------------------------

NATURAL GAS-0.71%

MCN Corp.-$2.013 Conv. Pfd. PRIDES       57,000      1,952,250
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-1.61%

AES Trust I-$2.69 Conv. Pfd.             54,000      3,874,500
--------------------------------------------------------------
Citizens Utilities Co.-$2.50 Conv.
  Pfd.                                   11,400        544,350
--------------------------------------------------------------
                                                     4,418,850
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.71%

WorldCom, Inc.-$2.68 Conv. Pfd.          18,500      1,942,500
--------------------------------------------------------------
    Total Domestic Preferred Stocks                  9,713,247
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-30.05%

ARGENTINA-0.70%

Central Costanera S.A.-Class B
  (Electric Companies)                  475,200      1,235,755
--------------------------------------------------------------
Telefonica de Argentina S.A.-ADR
  (Telephone)                            18,300        681,675
--------------------------------------------------------------
                                                     1,917,430
--------------------------------------------------------------

AUSTRALIA-0.14%

Telstra Corp. Ltd. (Telephone)(a)       195,000        411,776
--------------------------------------------------------------

AUSTRIA-0.48%

Oesterreichische
  Elektrizitaetswirtschafts
  A.G.-Class A (Electric Companies)      12,500      1,326,050
--------------------------------------------------------------

BELGIUM-0.54%

Electrabel S.A. (Electric
  Companies)                              6,400      1,480,338
--------------------------------------------------------------

BRAZIL-1.95%

Centrais Eletricas de Santa
  Catarina S.A. (Electric
  Companies)                            590,000        734,824
--------------------------------------------------------------
Companhia Paranaense de
  Energia-Copel (Electric
  Companies)(a)                          45,700        625,519
--------------------------------------------------------------
Eletricidade de Sao Paulo SA
  (Electric Companies)(a)                 3,990        750,773
--------------------------------------------------------------
Telecomunicacoes Brasileiras
  S.A.-Telebras-ADR (Telephone)          28,000      3,260,250
--------------------------------------------------------------
                                                     5,371,366
--------------------------------------------------------------

CANADA-1.82%

MetroNet Communications Corp.-Class
  B (Communications Equipment)(a)        23,400        406,575
--------------------------------------------------------------
Philip Services Corp. (Waste
  Management)(a)                         50,000        718,750
--------------------------------------------------------------
TELUS Corp.
  (Telecommunications-Cellular
  /Wireless)                             95,000      2,107,344
--------------------------------------------------------------
Westcoast Energy Inc. (Natural Gas)      71,900      1,653,700
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
CANADA-(CONTINUED)

Westshore Terminals Inc.
  (Services-Facilities &
  Environmental)                         40,800   $    102,782
--------------------------------------------------------------
                                                     4,989,151
--------------------------------------------------------------

CHILE-1.40%

Cia. de Telecomunicaciones de Chile
  S.A.-ADR (Telephone)                   80,750      2,412,406
--------------------------------------------------------------
Enersis S.A.-ADR (Electric
  Companies)                             49,600      1,438,400
--------------------------------------------------------------
                                                     3,850,806
--------------------------------------------------------------

DENMARK-0.31%

Tele Danmark A.S.-ADR (Telephone)        27,500        847,344
--------------------------------------------------------------

FINLAND-0.30%

Nokia Oy A.B.-Class A-ADR
  (Communications Equipment)             11,600        812,000
--------------------------------------------------------------

GERMANY-2.27%

RWE A.G. (Electric Companies)            28,100      1,507,310
--------------------------------------------------------------
VEBA A.G.
  (Manufacturing-Diversified)            46,500      3,166,342
--------------------------------------------------------------
Viag A.G.
  (Manufacturing-Diversified)             2,900      1,562,034
--------------------------------------------------------------
                                                     6,235,686
--------------------------------------------------------------

FRANCE-0.37%

France Telecom S.A.-ADR
  (Telecommunications-Cellular
  /Wireless)(a)                          28,000      1,008,000
--------------------------------------------------------------

HONG KONG-0.23%

China Telecom Ltd.-ADR
  (Telecommunications-Cellular
  /Wireless)(a)                          19,000        637,688
--------------------------------------------------------------

HUNGARY-0.40%

Magyar Tavkozlesi-ADR
  (Telecommunications-Long
  Distance)(a)                           42,700      1,110,200
--------------------------------------------------------------

INDONESIA-0.16%

PT Indosat-ADR (Telephone)               23,000        444,187
--------------------------------------------------------------

ISRAEL-0.51%

ECI Telecommunications Ltd.
  (Communications Equipment)             33,200        846,600
--------------------------------------------------------------
Gilat Communications Ltd.
  (Communications Equipment)(a)          75,000        553,125
--------------------------------------------------------------
                                                     1,399,725
--------------------------------------------------------------

ITALY-2.81%

Telecom Italia Mobile S.p.A.
  (Telecommunications-Cellular
  /Wireless)                            578,300      2,668,222
--------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)       788,333      5,042,835
--------------------------------------------------------------
                                                     7,711,057
--------------------------------------------------------------

JAPAN-0.58%

Nippon Telegraph & Telephone Corp.
  (Telephone)                               850        729,111
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
JAPAN-(CONTINUED)

Nippon Telegraph & Telephone Corp.-ADR
  (Telephone)                               20,000  $   866,250
---------------------------------------------------------------
                                                      1,595,361
---------------------------------------------------------------

NETHERLANDS-0.66%

Royal PTT Nederland N.V.--ADR
  (Telephone)                               43,709    1,813,923
---------------------------------------------------------------

NEW ZEALAND-1.33%

Sky Network Television Ltd.
  (Broadcasting-Television, Radio &
  Cable)(a)                                 22,600      339,000
---------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.-ADR
  (Telephone)                               85,600    3,317,000
---------------------------------------------------------------
                                                      3,656,000
---------------------------------------------------------------

PERU-0.48%

Luz del Sur S.A. (Power
  Producers-Independent)                    32,000      552,000
---------------------------------------------------------------
Telefonica del Peru S.A.-ADR
  (Telephone)                               33,000      769,313
---------------------------------------------------------------
                                                      1,321,313
---------------------------------------------------------------

PORTUGAL-1.57%

Electricidade de Portugal, S.A.-ADR
  (Electric Companies)(a)                   16,100      623,875
---------------------------------------------------------------
Portugal Telecom S.A.-ADR (Telephone)       68,100    3,200,700
---------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
  (Telecommunications-Cellular
  /Wireless)(a)                              4,600      492,200
---------------------------------------------------------------
                                                      4,316,775
---------------------------------------------------------------

SPAIN-2.38%

Autopistas Concesionaria Espanola S.A.
  (Services-Commercial & Consumer)          77,000    1,033,574
---------------------------------------------------------------
Iberdrola S.A. (Electric Companies)        233,000    3,066,393
---------------------------------------------------------------
Telefonica de Espana-ADR (Telephone)        26,800    2,440,475
---------------------------------------------------------------
                                                      6,540,442
---------------------------------------------------------------

SWEDEN-0.68%

Telefonaktiebolaget LM Ericsson-ADR
  (Communications Equipment)                50,000    1,865,625
---------------------------------------------------------------

UNITED KINGDOM-7.22%

Energy Group PLC (Power
  Producers-Independent)                    30,000    1,338,750
---------------------------------------------------------------
Hyder PLC (Water Utilities)                 53,955      857,774
---------------------------------------------------------------
National Grid Group PLC (Electric
  Companies)                               154,737      734,442
---------------------------------------------------------------
National Power PLC (Electric Companies)    175,000    1,724,468
---------------------------------------------------------------
National Power PLC-ADR (Electric
  Companies)                                40,000    1,585,000
---------------------------------------------------------------
PowerGen PLC (Electric Companies)          209,500    2,725,053
---------------------------------------------------------------
PowerGen PLC-ADR (Electric Companies)       40,900    2,172,812
---------------------------------------------------------------
Scottish Power PLC (Electric Companies)    201,550    1,780,864
---------------------------------------------------------------
Southern Electric PLC (Electric
  Companies)                               124,061    1,030,983
---------------------------------------------------------------
United Utilities PLC (Water Utilities)     197,100    2,524,916
---------------------------------------------------------------
Wessex Water PLC (Water Utilities)         152,775    1,287,168
---------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Yorkshire Water PLC (Water
  Utilities)                            262,440   $  2,090,439
--------------------------------------------------------------
                                                    19,852,669
--------------------------------------------------------------

VENEZUELA-0.76%

Cia. Anonima Nacional Telefonos de
  Venezuela--ADR
  (Telecommunications-Long
  Distance)(a)                           49,900      2,077,088
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests                              82,592,000
--------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT
DOMESTIC NON-CONVERTIBLE BONDS &
  NOTES-9.00%

BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.74%

Comcast Corp., Sr. Sub. Deb.,
  9.50%, 01/15/08                   $   900,000   $    961,875
--------------------------------------------------------------
TCI Communications Inc., Sr.
  Notes, 8.00%, 08/01/05              1,000,000      1,071,860
--------------------------------------------------------------
                                                     2,033,735
--------------------------------------------------------------

ELECTRIC COMPANIES-0.91%

El Paso Electric Co., Series D
  Sec. 1st Mortgage Bonds, 8.90%,
  02/01/06                            1,425,000      1,577,688
--------------------------------------------------------------
Western Resources Inc., Sr. Notes,
  7.125%, 08/01/09                      900,000        926,856
--------------------------------------------------------------
                                                     2,504,544
--------------------------------------------------------------

ENTERTAINMENT-0.89%

Time Warner, Inc.
  Deb., 9.125%, 01/15/13              1,000,000      1,194,540
--------------------------------------------------------------
  Notes, 8.18%, 08/15/07              1,150,000      1,262,953
--------------------------------------------------------------
                                                     2,457,493
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.55%

California Energy Co., Notes,
  10.25%, 01/15/04                    1,400,000      1,512,000
--------------------------------------------------------------

NATURAL GAS-2.64%

Enron Corp., Sr. Sub. Deb., 6.75%,
  07/01/05                            3,750,000      3,779,812
--------------------------------------------------------------
Ferrellgas Partners, Series B Sr.
  Sec. Gtd. Notes, 9.375%,
  06/15/06                            1,000,000      1,065,000
--------------------------------------------------------------
PanEnergy Corp., Notes, 7.875%,
  08/15/04                            2,205,000      2,396,857
--------------------------------------------------------------
                                                     7,241,669
--------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.73%

Tennessee Gas Pipeline Co., Bonds,
  7.00%, 03/15/27                     1,900,000      2,003,360
--------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-1.80%

AES Corp., Sr. Sub. Notes, 10.25%,
  07/15/06                              925,000      1,005,938
--------------------------------------------------------------
Indiana Michigan Power, Sec. Lease
  Obligation Bonds, 9.82%,
  12/07/22                            3,021,500      3,953,663
--------------------------------------------------------------
                                                     4,959,601
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
TELECOMMUNICATIONS (LONG DISTANCE)-0.74%

AT&T Corp., Sr. Notes, 7.75%,
  03/01/07                          $ 1,850,000   $  2,027,767
--------------------------------------------------------------
    Total Domestic Non-Convertible
      Bonds & Notes                                 24,740,169
--------------------------------------------------------------

FOREIGN NON-CONVERTIBLE BONDS &
  NOTES-3.97%

CANADA-3.97%(b)

Bell Canada
  (Telecommunications-Cellular/Wireless),
  Series EW Deb., 8.80%, 08/17/05  CAD  950,000        780,169
--------------------------------------------------------------
  Unsec. Deb., 10.875, 10/11/04       1,700,000      1,500,468
--------------------------------------------------------------
Canadian Oil Debco Inc. (Oil &
  Gas-Exploration & Production),
  Deb., 11.00%, 10/31/00              1,750,000      1,372,643
--------------------------------------------------------------
Ontario Hydro (Electric
  Companies), Global Bonds, 9.00%,
  06/24/02                            2,500,000      1,985,357
--------------------------------------------------------------
Telegobe Canada, Inc. (Telephone),
  Unsec. Deb., 8.35%, 06/20/03        2,400,000      1,863,772
--------------------------------------------------------------
CANADA-(CONTINUED)

Trans-Canada Pipelines (Oil &
  Gas-Exploration & Production),
  Series Q Deb., 10.625%, 10/20/09CAD 1,750,000   $  1,665,834
--------------------------------------------------------------
  Unsec. Notes, 8.55%, 02/01/06       2,150,000      1,741,650
--------------------------------------------------------------
    Total Foreign Non-Convertible
      Bonds & Notes                                 10,909,893
--------------------------------------------------------------

REPURCHASE AGREEMENT-4.69%(c)

Smith Barney, Inc., 6.75%,
  01/02/98(d)                       $12,885,919     12,885,919
--------------------------------------------------------------
TOTAL INVESTMENT SECURITIES-99.51%                 273,517,546
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.49%                                  1,348,748
--------------------------------------------------------------
NET ASSETS-100.00%                                $274,866,294
==============================================================

Notes to Schedule of Investments:

(a)Non-income producing security.
(b)Foreign denominated security. Par value and coupon are denominated in Canadian dollars.
(c)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d)Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 at $408,000,323.

Abbreviations:

ADR    - American Depositary Receipt
CAD    - Canadian Dollars
Conv.  - Convertible
Deb.   - Debentures
Gtd.   - Guaranteed
Pfd.   - Preferred
PIK    - Payment in Kind
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost
  $185,929,099)                              $273,517,546
---------------------------------------------------------
Foreign currencies, at market value (cost
  $88,841)                                         89,034
---------------------------------------------------------
Receivables for:
  Investments sold                              1,090,901
---------------------------------------------------------
  Fund shares sold                                709,629
---------------------------------------------------------
  Dividends and interest                        1,401,296
---------------------------------------------------------
Investment for deferred compensation plan          21,326
---------------------------------------------------------
Other assets                                       41,624
---------------------------------------------------------
    Total assets                              276,871,356
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           210,840
---------------------------------------------------------
  Fund shares reacquired                        1,155,229
---------------------------------------------------------
  Dividends                                        80,868
---------------------------------------------------------
  Deferred compensation                            21,326
---------------------------------------------------------
Accrued advisory fees                             130,112
---------------------------------------------------------
Accrued administrative service fees                 4,301
---------------------------------------------------------
Accrued distribution fees                         218,550
---------------------------------------------------------
Accrued trustees' fees                              2,114
---------------------------------------------------------
Accrued transfer agent fees                        86,224
---------------------------------------------------------
Accrued operating expenses                         95,498
---------------------------------------------------------
    Total liabilities                           2,005,062
---------------------------------------------------------
Net assets applicable to shares outstanding  $274,866,294
=========================================================

NET ASSETS:

Class A                                      $179,456,316
=========================================================
Class B                                      $ 94,226,860
=========================================================
Class C                                      $  1,183,118
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         9,317,846
=========================================================
Class B                                         4,897,285
=========================================================
Class C                                            61,490
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $      19.26
=========================================================
  Offering price per share:
    (Net asset value of $19.26 divided by
    94.50%)                                  $      20.38
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $      19.24
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $      19.24
=========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $353,265 foreign
withholding tax)                              $ 6,525,168
---------------------------------------------------------
Interest                                        3,200,225
---------------------------------------------------------
    Total investment income                     9,725,393
---------------------------------------------------------

EXPENSES:

Advisory fees                                   1,440,692
---------------------------------------------------------
Administrative service fees                        77,375
---------------------------------------------------------
Custodian fees                                     63,892
---------------------------------------------------------
Trustees' fees                                      9,921
---------------------------------------------------------
Distribution fees -- Class A                      411,911
---------------------------------------------------------
Distribution fees -- Class B                      832,184
---------------------------------------------------------
Distribution fees -- Class C                        1,555
---------------------------------------------------------
Transfer agent fees -- Class A                    298,837
---------------------------------------------------------
Transfer agent fees -- Class B                    183,976
---------------------------------------------------------
Transfer agent fees -- Class C                        315
---------------------------------------------------------
Other                                             129,993
---------------------------------------------------------
    Total expenses                              3,450,651
---------------------------------------------------------
Less: Expenses paid indirectly                     (4,257)
---------------------------------------------------------
    Net expenses                                3,446,394
---------------------------------------------------------
Net investment income                           6,278,999
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  TRANSACTIONS:

Net realized gain (loss) from
  Investment securities                        10,287,778
---------------------------------------------------------
  Foreign currency transactions                   (85,284)
---------------------------------------------------------
                                               10,202,494
---------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                        36,483,295
---------------------------------------------------------
  Foreign currency transactions                   (14,239)
---------------------------------------------------------
                                               36,469,056
---------------------------------------------------------
    Net gain from investment securities and
       foreign currency transactions           46,671,550
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $52,950,549
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                                    1997            1996
                                                                ------------    ------------
OPERATIONS:

  Net investment income                                         $  6,278,999    $  8,067,022
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currency transactions                                         10,202,494       9,942,020
--------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
    foreign currency transactions                                 36,469,056      12,247,663
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          52,950,549      30,256,705
--------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                         (4,517,536)     (6,101,120)
--------------------------------------------------------------------------------------------
  Class B                                                         (1,708,856)     (2,294,587)
--------------------------------------------------------------------------------------------
  Class C                                                             (2,079)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                            (99,987)             --
--------------------------------------------------------------------------------------------
  Class B                                                            (52,584)             --
--------------------------------------------------------------------------------------------
  Class C                                                               (629)             --
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        (15,436,814)    (21,359,001)
--------------------------------------------------------------------------------------------
  Class B                                                           (921,844)      1,711,797
--------------------------------------------------------------------------------------------
  Class C                                                          1,124,595
--------------------------------------------------------------------------------------------
    Net increase in net assets                                    31,334,815       2,213,794
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            243,531,479     241,317,685
--------------------------------------------------------------------------------------------
  End of period                                                 $274,866,294    $243,531,479
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $186,636,908    $201,870,971
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                 78,008         112,764
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currency transactions                     567,427      (9,567,151)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currency transactions                                 87,583,951      51,114,895
--------------------------------------------------------------------------------------------
                                                                $274,866,294    $243,531,479
============================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Utilities Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: the Class A shares, Class B shares and Class C shares. The new Class C shares commenced sales on August 4, 1997. Class A shares are sold with a front-end sales charge. The Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually. On December 31, 1997 undistributed net investment income was reduced and undistributed net realized gains increased by $85,284 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the fund were unaffected by the reclassification discussed above.
C. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
D. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
E. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% of the first $200 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.40% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $77,375 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1997, AFS was paid $293,817 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("A I M Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee by the Class B or Class C shares under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B
Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended December 31, 1997 for the Class A shares and Class B shares, and the period August 4, 1997 (date sales commenced) through December 31, 1997 for the Class C shares, the Class A, Class B and Class C shares paid AIM Distributors $411,911, $832,184 and $1,555, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $57,864 from sales of the Class A shares of the Fund during the year ended December 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1997, AIM Distributors received $88,250 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1997, the Fund paid legal fees of $4,839 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.
NOTE 3-INDIRECT EXPENSES
AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $873 during the year ended December 31, 1997. Also during the year ended December 31, 1997 the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $2,795 and $589, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $4,257 during the year ended December 31, 1997.
NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.
NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended December 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $61,910,794 and $81,509,097, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 was as follows:

Aggregate unrealized appreciation of
  investment securities                       $88,905,655
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (1,317,208)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                  $87,588,447
=========================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                1997                      1996
                       -----------------------   -----------------------
                        SHARES       AMOUNT       SHARES       AMOUNT
                       ---------   -----------   ---------   -----------
Sold:
  Class A              2,718,197   $46,163,286   2,473,508   $36,689,173
------------------------------------------------------------------------
  Class B                765,587    13,195,278   1,424,455    21,097,067
------------------------------------------------------------------------
  Class C*                62,085     1,135,211          --            --
------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                237,293     4,070,874     353,355     5,316,653
------------------------------------------------------------------------
  Class B                 87,895     1,505,898     127,578     1,926,340
------------------------------------------------------------------------
  Class C*                    94         1,781          --            --
------------------------------------------------------------------------
Reacquired:
  Class A              (3,882,294) (65,670,974)  (4,274,871) (63,364,827)
------------------------------------------------------------------------
  Class B               (924,101)  (15,623,020)  (1,425,633) (21,311,610)
------------------------------------------------------------------------
  Class C*                  (689)      (12,397)         --            --
------------------------------------------------------------------------
                        (935,933)  $(15,234,063) (1,321,608) $(19,647,204)
=========================================================================

* Class C shares commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during each of the years in the five-year period ended December 31, 1997, for a share of Class B outstanding during each of the years in the four-year period ended December 31, 1997 and the period September 1, 1993 (date sales commenced) through December 31, 1993 and for a share of Class C outstanding during the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                     CLASS A
                                                               ----------------------------------------------------
                                                                 1997           1996       1995       1994       1993
                                                               --------       --------   --------   --------   --------
Net asset value, beginning of period                           $  16.01       $  14.59   $  11.85   $  14.09   $  13.31
------------------------------------------------------------   --------       --------   --------   --------   --------
Income from investment operations:
  Net investment income                                            0.47           0.55       0.55       0.59       0.60
------------------------------------------------------------   --------       --------   --------   --------   --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    3.26           1.43       2.71      (2.20)      1.02
------------------------------------------------------------   --------       --------   --------   --------   --------
    Total from investment operations                               3.73           1.98       3.26      (1.61)      1.62
------------------------------------------------------------   --------       --------   --------   --------   --------
Less distributions:
  Dividends from net investment income                            (0.47)         (0.56)     (0.52)     (0.60)     (0.61)
------------------------------------------------------------   --------       --------   --------   --------   --------
  Distributions from net realized gains                           (0.01)            --         --         --      (0.23)
------------------------------------------------------------   --------       --------   --------   --------   --------
  Returns of capital                                                 --             --         --      (0.03)        --
------------------------------------------------------------   --------       --------   --------   --------   --------
    Total distributions                                           (0.48)         (0.56)     (0.52)     (0.63)     (0.84)
------------------------------------------------------------   --------       --------   --------   --------   --------
Net asset value, end of period                                 $  19.26       $  16.01   $  14.59   $  11.85   $  14.09
------------------------------------------------------------   ========       ========   ========   ========   ========
Total return(a)                                                   23.70%         13.88%     28.07%    (11.57)%    12.32%
------------------------------------------------------------   ========       ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $179,456       $164,001   $170,624   $150,515   $200,016
------------------------------------------------------------   ========       ========   ========   ========   ========
Ratio of expenses to average net assets                            1.13%(b)(c)    1.17%      1.21%      1.18%      1.16%
------------------------------------------------------------   ========       ========   ========   ========   ========
Ratio of net investment income to average net assets               2.79%(b)       3.62%     4.20%      4.67%       4.21%
------------------------------------------------------------   ========       ========   ========   ========   ========
Portfolio turnover rate                                              26%            48%        88%       101%        76%
------------------------------------------------------------   ========       ========   ========   ========   ========
Average brokerage commission rate paid(d)                      $ 0.0465       $ 0.0460        N/A        N/A        N/A
------------------------------------------------------------   ========       ========   ========   ========   ========


(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $164,764,424.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.12%.
(d) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                             CLASS B                               CLASS C
                                                         ----------------------------------------------------      -------
                                                           1997          1996      1995      1994      1993         1997
                                                         --------       -------   -------   -------   -------      -------
Net asset value, beginning of period                     $  16.01       $ 14.60   $ 11.84   $ 14.08   $ 15.30      $ 17.67
-------------------------------------------------------  --------       -------   -------   -------   -------      -------
Income from investment operations:
  Net investment income                                      0.34          0.42      0.44      0.47      0.17         0.13
-------------------------------------------------------  --------       -------   -------   -------   -------      -------
  Net gains (losses) on securities (both realized and
    unrealized)                                              3.25          1.44      2.73     (2.19)    (0.98)        1.58
-------------------------------------------------------  --------       -------   -------   -------   -------      -------
    Total from investment operations                         3.59          1.86      3.17     (1.72)    (0.81)        1.71
-------------------------------------------------------  --------       -------   -------   -------   -------      -------
Less distributions:
  Dividends from net investment income                      (0.35)        (0.45)    (0.41)    (0.49)    (0.17)       (0.13)
-------------------------------------------------------  --------       -------   -------   -------   -------      -------
  Distributions from net realized gains                     (0.01)           --        --        --     (0.24)       (0.01)
-------------------------------------------------------  --------       -------   -------   -------   -------      -------
  Returns of capital                                           --            --        --     (0.03)       --
-------------------------------------------------------  --------       -------   -------   -------   -------      -------
    Total distributions                                     (0.36)        (0.45)    (0.41)    (0.52)    (0.41)       (0.14)
-------------------------------------------------------  --------       -------   -------   -------   -------      -------
Net asset value, end of period                           $  19.24       $ 16.01   $ 14.60   $ 11.84   $ 14.08      $ 19.24
-------------------------------------------------------  ========       ========  ========  ========  ========     =======
Total return(a)                                             22.74%        12.98%    27.16%   (12.35)%   (5.32)%       9.74%
-------------------------------------------------------  ========       ========  ========  ========  ========     =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $94,227       $79,530   $70,693   $42,568   $23,892       $1,183
-------------------------------------------------------  ========       ========  ========  ========  ========     =======
Ratio of expenses to average net assets                     1.91%(b)(c)     1.96%     1.97%     2.07%     1.99%(d)    1.90%(b)(c)(d)
-------------------------------------------------------  ========       ========  ========  ========  ========     =======
Ratio of net investment income to average net assets         2.01%(b)       2.83%     3.44%     3.78%     3.38%(d)    2.02%(b)(d)
-------------------------------------------------------  ========       ========  ========  ========  ========     =======
Portfolio turnover rate                                        26%           48%       88%      101%       76%          26%
-------------------------------------------------------  ========       ========  ========  ========  ========     =======
Average brokerage commission rate paid(e)                $ 0.0465       $0.0460       N/A       N/A       N/A      $0.0465
-------------------------------------------------------  ========       ========  ========  ========  ========     =======


(a) Does not deduct contingent deferred sales charges and are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $83,218,352 and $378,512, respectively, for Class B and Class C.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same for Class B and would have been 1.89% for Class C.
(d) Annualized.
(e) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Growth Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Growth Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       February 6, 1998

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                     MARKET
                                       SHARES        VALUE
DOMESTIC COMMON STOCKS-83.14%

AEROSPACE/DEFENSE-0.16%

BE Aerospace, Inc.(a)                    15,000   $    401,250
--------------------------------------------------------------
Precision Castparts Corp.                10,000        603,125
--------------------------------------------------------------
                                                     1,004,375
--------------------------------------------------------------

AIR FREIGHT-0.13%

CNF Transportation Inc.                  21,800        836,575
--------------------------------------------------------------

AIRLINES-0.06%

Southwest Airlines Co.                   15,450        380,456
--------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.13%

Mark IV Industries, Inc.                 37,590        822,281
--------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.21%

BankBoston Corp.                         14,100      1,324,518
--------------------------------------------------------------

BANKS (MONEY CENTER)-1.56%

BankAmerica Corp.                        30,000      2,190,000
--------------------------------------------------------------
Chase Manhattan Corp.                    55,200      6,044,400
--------------------------------------------------------------
Citicorp                                 12,000      1,517,250
--------------------------------------------------------------
                                                     9,751,650
--------------------------------------------------------------

BANKS (REGIONAL)-0.21%

AmSouth Bancorporation                   15,000        814,687
--------------------------------------------------------------
TCF Financial Corp.                      14,000        475,125
--------------------------------------------------------------
                                                     1,289,812
--------------------------------------------------------------

BIOTECHNOLOGY-0.03%

Curative Health Services, Inc.(a)         5,500        167,062
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-1.17%

Clear Channel Communications,
  Inc.(a)                                76,700      6,092,856
--------------------------------------------------------------
Jacor Communications, Inc.(a)            22,500      1,195,312
--------------------------------------------------------------
                                                     7,288,168
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.09%

Crompton & Knowles Corp.                 22,000        583,000
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-2.76%

ADC Telecommunications, Inc.(a)         119,700      4,997,475
--------------------------------------------------------------
Brightpoint, Inc.(a)                     21,600        299,700
--------------------------------------------------------------
DSC Communications Corp.(a)              55,000      1,320,000
--------------------------------------------------------------
Lucent Technologies, Inc.                40,200      3,210,975
--------------------------------------------------------------
PairGain Technologies, Inc.(a)          113,700      2,202,937
--------------------------------------------------------------
REMEC, Inc.(a)                            5,000        112,500
--------------------------------------------------------------
Scientific-Atlanta, Inc.                 36,700        614,725
--------------------------------------------------------------
Tellabs, Inc.(a)                         83,800      4,430,925
--------------------------------------------------------------
                                                    17,189,237
--------------------------------------------------------------

COMPUTERS (HARDWARE)-2.85%

Citrix Systems, Inc.(a)                  41,100      3,123,600
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
COMPUTERS (HARDWARE)-(CONTINUED)

Comdisco, Inc.                           27,600   $    922,875
--------------------------------------------------------------
Compaq Computer Corp.                    54,050      3,050,446
--------------------------------------------------------------
Concord EFS, Inc.(a)                     47,700      1,186,537
--------------------------------------------------------------
Dell Computer Corp.(a)                   69,000      5,796,000
--------------------------------------------------------------
IDX Systems Corp.(a)                     10,000        370,000
--------------------------------------------------------------
International Business Machines
  Corp.                                  32,000      3,346,000
--------------------------------------------------------------
                                                    17,795,458
--------------------------------------------------------------

COMPUTERS (NETWORKING)-0.25%

Bay Networks, Inc.(a)                    60,000      1,533,750
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.02%

Adaptec, Inc.(a)                         41,900      1,555,537
--------------------------------------------------------------
EMC Corp.(a)                            100,000      2,743,750
--------------------------------------------------------------
Iomega Corp.(a)                          65,000        808,437
--------------------------------------------------------------
SMART Modular Technologies, Inc.(a)      20,000        460,000
--------------------------------------------------------------
Storage Technology Corp.(a)              13,000        805,187
--------------------------------------------------------------
                                                     6,372,911
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-7.43%

America Online, Inc.(a)                  34,100      3,041,293
--------------------------------------------------------------
Applied Voice Technology, Inc.(a)         5,000        141,250
--------------------------------------------------------------
Autodesk, Inc.                           10,500        388,500
--------------------------------------------------------------
Avant! Corp.(a)                          16,000        268,000
--------------------------------------------------------------
BMC Software, Inc.(a)                    54,000      3,543,750
--------------------------------------------------------------
Broderbund Software, Inc.(a)             95,000      2,434,375
--------------------------------------------------------------
Cadence Design Systems, Inc.(a)         100,000      2,450,000
--------------------------------------------------------------
Computer Associates International,
  Inc.                                   69,000      3,648,375
--------------------------------------------------------------
Compuware Corp.(a)                      104,000      3,328,000
--------------------------------------------------------------
Electronic Arts, Inc.(a)                 96,700      3,656,468
--------------------------------------------------------------
Electronics for Imaging, Inc.(a)          6,400        106,400
--------------------------------------------------------------
HBO & Co.                               113,200      5,433,600
--------------------------------------------------------------
Microsoft Corp.(a)                       69,900      9,034,575
--------------------------------------------------------------
Network Associates, Inc.(a)               3,800        200,925
--------------------------------------------------------------
Parametric Technology Co.(a)             36,300      1,719,712
--------------------------------------------------------------
Security Dynamics Technologies,
  Inc.(a)                                21,400        765,050
--------------------------------------------------------------
Sterling Commerce, Inc.(a)              100,000      3,843,750
--------------------------------------------------------------
Sybase, Inc.(a)                          11,300        150,431
--------------------------------------------------------------
Symantec Corp.(a)                        23,000        504,562
--------------------------------------------------------------
Synopsys, Inc.(a)                        33,800      1,208,350
--------------------------------------------------------------
Wind River Systems(a)                    11,900        472,281
--------------------------------------------------------------
                                                    46,339,647
--------------------------------------------------------------

CONSUMER FINANCE-2.33%

Aames Financial Corp.                    18,150        234,816
--------------------------------------------------------------
Capital One Financial Corp.              18,000        975,375
--------------------------------------------------------------
FIRSTPLUS Financial Group, Inc.(a)       38,000      1,458,250
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
CONSUMER FINANCE-(CONTINUED)

Green Tree Financial Corp.               53,000   $  1,387,938
--------------------------------------------------------------
Household International, Inc.            26,100      3,329,381
--------------------------------------------------------------
IMC Mortgage Co.(a)                      41,000        486,875
--------------------------------------------------------------
MBNA Corp.                               89,250      2,437,641
--------------------------------------------------------------
Money Store, Inc. (The)                  34,200        718,200
--------------------------------------------------------------
Providian Financial Corp.                11,400        515,138
--------------------------------------------------------------
SLM Holding Corp.                        21,500      2,991,188
--------------------------------------------------------------
                                                    14,534,802
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-1.01%

AmeriSource Health Corp.-Class A(a)      28,000      1,631,000
--------------------------------------------------------------
Cardinal Health, Inc.                    31,050      2,332,631
--------------------------------------------------------------
McKesson Corp.                           10,000      1,081,875
--------------------------------------------------------------
Sysco Corp.                              28,000      1,275,750
--------------------------------------------------------------
                                                     6,321,256
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.38%

AVX Corp.                                21,700        400,093
--------------------------------------------------------------
American Power Conversion Corp.(a)       50,000      1,181,250
--------------------------------------------------------------
Avid Technology, Inc.(a)                 10,000        267,500
--------------------------------------------------------------
Berg Electronics Corp.(a)                22,400        509,600
--------------------------------------------------------------
Black Box Corp.(a)                       10,700        378,512
--------------------------------------------------------------
General Electric Co.                     61,200      4,490,550
--------------------------------------------------------------
SCI Systems, Inc.(a)                     55,500      2,417,718
--------------------------------------------------------------
Sanmina Corp.(a)                         43,600      2,953,900
--------------------------------------------------------------
Sawtek Inc.(a)                            8,000        211,000
--------------------------------------------------------------
Solectron Corp.(a)                       49,000      2,036,562
--------------------------------------------------------------
                                                    14,846,685
--------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.35%

Arrow Electronics, Inc.(a)               26,600        862,837
--------------------------------------------------------------
Avnet, Inc.                              15,700      1,036,200
--------------------------------------------------------------
Kent Electronics(a)                      10,400        261,300
--------------------------------------------------------------
                                                     2,160,337
--------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-0.61%

Methode Electronics, Inc.-Class A        22,400        364,000
--------------------------------------------------------------
Perkin-Elmer Corp.                       18,800      1,335,975
--------------------------------------------------------------
Tektronix, Inc.                          14,250        565,546
--------------------------------------------------------------
Waters Corp.(a)                          41,000      1,542,625
--------------------------------------------------------------
                                                     3,808,146
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-3.81%

Altera Corp.(a)                         140,400      4,650,750
--------------------------------------------------------------
ANADIGICS, Inc.(a)                       15,000        451,875
--------------------------------------------------------------
Analog Devices, Inc.(a)                  40,000      1,107,500
--------------------------------------------------------------
Atmel Corp.(a)                           46,800        868,725
--------------------------------------------------------------
Burr-Brown Corp.(a)                      15,300        491,512
--------------------------------------------------------------
Dallas Semiconductor Corp.               16,200        660,150
--------------------------------------------------------------
Intel Corp.                              36,000      2,529,000
--------------------------------------------------------------
Linear Technology Corp.                  44,400      2,558,550
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
ELECTRONICS (SEMICONDUCTORS)-(CONTINUED)

Maxim Integrated Products, Inc.(a)       70,000   $  2,415,000
--------------------------------------------------------------
Microchip Technology, Inc.(a)            52,000      1,560,000
--------------------------------------------------------------
National Semiconductor Corp.(a)          60,000      1,556,250
--------------------------------------------------------------
PMC-Sierra, Inc.(a)                     105,800      3,279,800
--------------------------------------------------------------
Unitrode Corp.(a)                         8,000        172,000
--------------------------------------------------------------
Vitesse Semiconductor Corp.(a)            8,400        317,100
--------------------------------------------------------------
Xilinx, Inc.(a)                          32,200      1,129,013
--------------------------------------------------------------
                                                    23,747,225
--------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.18%

Applied Materials, Inc.(a)               90,000      2,711,250
--------------------------------------------------------------
BMC Industries, Inc.                      5,300         85,463
--------------------------------------------------------------
KLA-Tencor Corp.(a)                      42,000      1,622,250
--------------------------------------------------------------
Lam Research Corp.(a)                    30,000        877,500
--------------------------------------------------------------
Novellus Systems, Inc.(a)                25,200        814,275
--------------------------------------------------------------
Teradyne, Inc.(a)                        38,000      1,216,000
--------------------------------------------------------------
                                                     7,326,738
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.75%

American Express Co.                     40,100      3,578,925
--------------------------------------------------------------
Fannie Mae                               40,000      2,282,500
--------------------------------------------------------------
Freddie Mac                              82,700      3,468,231
--------------------------------------------------------------
MBIA, Inc.                               12,000        801,750
--------------------------------------------------------------
MGIC Investment Corp.                    78,400      5,213,600
--------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                         30,500      1,803,313
--------------------------------------------------------------
                                                    17,148,319
--------------------------------------------------------------

FOODS-0.18%

Sara Lee Corp.                           20,000      1,126,250
--------------------------------------------------------------

FOOTWEAR-0.08%

Wolverine World Wide, Inc.               21,275        481,347
--------------------------------------------------------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES-0.14%

International Game Technology            13,500        340,875
--------------------------------------------------------------
MGM Grand, Inc.(a)                       14,600        526,513
--------------------------------------------------------------
                                                       867,388
--------------------------------------------------------------

HEALTHCARE (DIVERSIFIED)-1.44%

Abbott Laboratories                      27,200      1,783,300
--------------------------------------------------------------
Bristol-Myers Squibb Co.                 31,700      2,999,613
--------------------------------------------------------------
Johnson & Johnson                        24,000      1,581,000
--------------------------------------------------------------
Warner-Lambert Co.                       20,900      2,591,600
--------------------------------------------------------------
                                                     8,955,513
--------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.52%

Alpharma, Inc.                           10,200        221,850
--------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)            17,900        821,163
--------------------------------------------------------------
Forest Laboratories, Inc.(a)             25,100      1,237,744
--------------------------------------------------------------
ICN Pharmaceuticals, Inc.                51,700      2,523,606
--------------------------------------------------------------
Jones Medical Industries, Inc.           21,000        803,250
--------------------------------------------------------------
Mylan Laboratories, Inc.                 21,000        439,688
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
HEALTH CARE (DRUGS-GENERIC & OTHER)-(CONTINUED)

Watson Pharmaceuticals, Inc.(a)         105,000   $  3,405,938
--------------------------------------------------------------
                                                     9,453,239
--------------------------------------------------------------

HEATH CARE (DRUGS-MAJOR PHARMACEUTICALS)-2.10%

Lilly (Eli) & Co.                        48,300      3,362,888
--------------------------------------------------------------
Merck & Co., Inc.                        35,000      3,718,750
--------------------------------------------------------------
Pfizer Inc.                              80,400      5,994,825
--------------------------------------------------------------
                                                    13,076,463
--------------------------------------------------------------

HEALTH CARE (LONG-TERM CARE)-1.35%

Beverly Enterprises, Inc.(a)             47,000        611,000
--------------------------------------------------------------
Health Care and Retirement Corp.(a)      72,450      2,916,113
--------------------------------------------------------------
HEALTHSOUTH Corp.(a)                    176,700      4,903,425
--------------------------------------------------------------
                                                     8,430,538
--------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.96%

Concentra Managed Care, Inc.(a)          34,700      1,171,125
--------------------------------------------------------------
Express Scripts, Inc.-Class A(a)         17,300      1,038,000
--------------------------------------------------------------
HealthCare COMPARE Corp.(a)              55,900      2,857,888
--------------------------------------------------------------
PhyCor, Inc.(a)                          33,600        907,200
--------------------------------------------------------------
                                                     5,974,213
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-2.27%

Arterial Vascular Engineering,
  Inc.(a)                                 7,900        513,500
--------------------------------------------------------------
Becton, Dickinson & Co.                  47,000      2,350,000
--------------------------------------------------------------
Biomet, Inc.                             20,600        527,875
--------------------------------------------------------------
DENTSPLY International, Inc.             17,800        542,900
--------------------------------------------------------------
DePuy, Inc.                               9,600        276,000
--------------------------------------------------------------
Guidant Corp.                            35,800      2,228,550
--------------------------------------------------------------
Henry Schein, Inc.(a)                     7,717        270,095
--------------------------------------------------------------
Medtronic, Inc.                          18,900        988,706
--------------------------------------------------------------
Physician Sales & Service, Inc.(a)       15,900        341,850
--------------------------------------------------------------
Quintiles Transnational Corp.(a)         20,400        780,300
--------------------------------------------------------------
Sofamor Danek Group, Inc.(a)              5,000        325,313
--------------------------------------------------------------
Stryker Corp.                            40,400      1,504,900
--------------------------------------------------------------
Sybron International Corp.(a)            74,500      3,496,844
--------------------------------------------------------------
                                                    14,146,833
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.67%

Covance, Inc.(a)                         42,650        847,669
--------------------------------------------------------------
FPA Medical Management, Inc.(a)          31,900        594,138
--------------------------------------------------------------
Omnicare, Inc.                           71,400      2,213,400
--------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                                17,800        295,925
--------------------------------------------------------------
PharMerica, Inc.(a)                      21,390        221,918
--------------------------------------------------------------
Transition Systems, Inc.(a)                 400          8,850
--------------------------------------------------------------
                                                     4,181,900
--------------------------------------------------------------

HOMEBUILDING-0.15%

Clayton Homes, Inc.                      40,000        720,000
--------------------------------------------------------------
Oakwood Homes Corp.                       5,600        185,850
--------------------------------------------------------------
                                                       905,850
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
HOUSEHOLD FURNITURE & SUPPLIES-0.26%

Furniture Brands International,
  Inc.(a)                                28,000   $    574,000
--------------------------------------------------------------
Maytag Corp.                             28,200      1,052,213
--------------------------------------------------------------
                                                     1,626,213
--------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.38%

Dial Corp. (The)                         45,000        936,563
--------------------------------------------------------------
Procter & Gamble Co.                     18,000      1,436,625
--------------------------------------------------------------
                                                     2,373,188
--------------------------------------------------------------

HOUSEWARES-0.05%

Central Garden and Pet Co.(a)            11,300        296,625
--------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.88%

Conseco, Inc.                           204,400      9,287,425
--------------------------------------------------------------
Equitable Companies, Inc.                36,000      1,791,000
--------------------------------------------------------------
Torchmark Corp.                          15,300        643,556
--------------------------------------------------------------
                                                    11,721,981
--------------------------------------------------------------

INSURANCE (MULTI-LINE)-2.00%

Ace, Ltd.                                18,000      1,737,000
--------------------------------------------------------------
American International Group, Inc.       12,000      1,305,000
--------------------------------------------------------------
Century Business Services, Inc.(a)       11,000        189,750
--------------------------------------------------------------
Travelers Group, Inc.                   171,050      9,215,319
--------------------------------------------------------------
                                                    12,447,069
--------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-1.28%

Allstate Corp.                           31,600      2,871,650
--------------------------------------------------------------
CapMAC Holdings, Inc.                    20,500        712,375
--------------------------------------------------------------
Everest Reinsurance Holdings, Inc.       56,100      2,314,125
--------------------------------------------------------------
EXEL Ltd.                                16,000      1,014,000
--------------------------------------------------------------
Fremont General Corp.                    18,000        985,500
--------------------------------------------------------------
HCC Insurance Holdings, Inc.              5,300        112,625
--------------------------------------------------------------
                                                     8,010,275
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.46%

Merrill Lynch & Co., Inc.                39,000      2,844,563
--------------------------------------------------------------

INVESTMENT MANAGEMENT-0.93%

Affiliated Managers Group, Inc.(a)       54,300      1,574,700
--------------------------------------------------------------
Franklin Resources, Inc.                 21,650      1,882,197
--------------------------------------------------------------
T. Rowe Price Associates, Inc.           36,900      2,320,088
--------------------------------------------------------------
                                                     5,776,985
--------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.11%

Callaway Golf Co.                        10,200        291,338
--------------------------------------------------------------
North Face, Inc. (The)(a)                10,000        220,000
--------------------------------------------------------------
Speedway Motorsports, Inc.(a)             8,100        200,981
--------------------------------------------------------------
                                                       712,319
--------------------------------------------------------------

LODGING (HOTELS)-0.53%

Choice Hotels International,
  Inc.(a)                                20,800        332,800
--------------------------------------------------------------
Host Marriott Corp.(a)                   10,000        196,250
--------------------------------------------------------------
ITT Corp.                                22,000      1,823,250
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
LODGING (HOTELS)-(CONTINUED)

Promus Hotel Corp.(a)                    22,500   $    945,000
--------------------------------------------------------------
                                                     3,297,300
--------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.37%

Dover Corp.                              37,800      1,365,525
--------------------------------------------------------------
Ingersoll-Rand Co.                       22,500        911,250
--------------------------------------------------------------
                                                     2,276,775
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.23%

Crane Co.                                 7,000        303,625
--------------------------------------------------------------
U.S. Industries, Inc.                    36,900      1,111,613
--------------------------------------------------------------
                                                     1,415,238
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.81%

Cognex Corp.(a)                         116,600      3,177,350
--------------------------------------------------------------
Diebold, Inc.                            36,400      1,842,750
--------------------------------------------------------------
                                                     5,020,100
--------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.04%

HON INDUSTRIES, Inc.                      3,800        224,200
--------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-7.71%

Baker Hughes, Inc.                       21,000        916,125
--------------------------------------------------------------
BJ Services Co.(a)                       33,400      2,402,713
--------------------------------------------------------------
Camco International, Inc.                19,000      1,210,062
--------------------------------------------------------------
Cooper Cameron Corp.(a)                  50,000      3,050,000
--------------------------------------------------------------
Diamond Offshore Drilling, Inc.          58,400      2,810,500
--------------------------------------------------------------
ENSCO International, Inc.                28,400        951,400
--------------------------------------------------------------
EVI, Inc.(a)                             93,300      4,828,275
--------------------------------------------------------------
Falcon Drilling Company, Inc.(a)         30,000      1,051,875
--------------------------------------------------------------
Global Industries Ltd.(a)               191,000      3,247,000
--------------------------------------------------------------
Input/Output, Inc.(a)                    29,800        884,688
--------------------------------------------------------------
Marine Drilling Companies, Inc.(a)       35,000        726,250
--------------------------------------------------------------
Nabors Industries, Inc.(a)              180,000      5,658,750
--------------------------------------------------------------
National-Oilwell, Inc.(a)                90,000      3,076,875
--------------------------------------------------------------
Newpark Resources, Inc.(a)               18,000        315,000
--------------------------------------------------------------
Noble Drilling Corp.(a)                 100,000      3,062,500
--------------------------------------------------------------
Pride International, Inc.(a)             32,900        830,725
--------------------------------------------------------------
Rowan Companies, Inc.(a)                 20,000        610,000
--------------------------------------------------------------
Santa Fe International Corp.             74,000      3,010,875
--------------------------------------------------------------
Schlumberger Ltd.                        35,100      2,825,550
--------------------------------------------------------------
Smith International, Inc.(a)             21,500      1,319,562
--------------------------------------------------------------
Varco International, Inc.(a)             66,600      1,427,738
--------------------------------------------------------------
Veritas DGC, Inc.(a)                     12,600        497,700
--------------------------------------------------------------
Western Atlas Inc.(a)                    45,000      3,330,000
--------------------------------------------------------------
                                                    48,044,163
--------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.25%

Apache Corp.                             15,000        525,938
--------------------------------------------------------------
Burlington Resources, Inc.               17,500        784,218
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
OIL & GAS (EXPLORATION &
  PRODUCTION)-(CONTINUED)

Pioneer Natural Resources Co.             8,000   $    231,500
--------------------------------------------------------------
                                                     1,541,656
--------------------------------------------------------------

PERSONAL CARE-0.72%

Avon Products, Inc.                      29,100      1,786,012
--------------------------------------------------------------
Gillette Co.                             20,500      2,058,969
--------------------------------------------------------------
Perrigo Co.(a)                           50,000        668,750
--------------------------------------------------------------
                                                     4,513,731
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-1.16%

AES Corp.(a)                            154,600      7,208,225
--------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.12%

Gannett Co., Inc.                        12,000        741,750
--------------------------------------------------------------

RESTAURANTS-0.23%

Cracker Barrel Old Country Store,
  Inc.                                   25,000        834,375
--------------------------------------------------------------
Starbucks Corp.(a)                       15,600        598,650
--------------------------------------------------------------
                                                     1,433,025
--------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.26%

Fastenal Co.                              7,300        279,225
--------------------------------------------------------------
Home Depot, Inc.                         22,600      1,330,575
--------------------------------------------------------------
                                                     1,609,800
--------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.56%

CHS Electronics, Inc.(a)                 75,000      1,284,375
--------------------------------------------------------------
CompUSA, Inc.(a)                        104,300      3,233,300
--------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)            71,900      2,094,088
--------------------------------------------------------------
Tech Data Corp.(a)                       80,300      3,121,662
--------------------------------------------------------------
                                                     9,733,425
--------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.56%

Federated Department Stores,
  Inc.(a)                                22,000        947,375
--------------------------------------------------------------
Kohl's Corp.(a)                          10,900        742,563
--------------------------------------------------------------
Nordstrom, Inc.                          15,200        917,700
--------------------------------------------------------------
Proffitt's, Inc.(a)                      30,000        853,125
--------------------------------------------------------------
                                                     3,460,763
--------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.09%

Consolidated Stores Corp.(a)             86,593      3,804,680
--------------------------------------------------------------
Dollar General Corp.                     18,085        655,581
--------------------------------------------------------------
Dollar Tree Stores, Inc.(a)              22,950        949,556
--------------------------------------------------------------
Ross Stores, Inc.                        37,700      1,371,338
--------------------------------------------------------------
                                                     6,781,155
--------------------------------------------------------------

RETAIL (DRUG STORES)-1.39%

CVS Corp.                                96,249      6,165,951
--------------------------------------------------------------
Rite Aid Corp.                           42,600      2,500,088
--------------------------------------------------------------
                                                     8,666,039
--------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.65%

Kroger Co.(a)                           114,900      4,244,119
--------------------------------------------------------------
Quality Food Centers, Inc.(a)            21,600      1,447,200
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
RETAIL (FOOD CHAINS)-(CONTINUED)

Safeway, Inc.(a)                         73,000   $  4,617,250
--------------------------------------------------------------
                                                    10,308,569
--------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-1.33%

Costco Companies, Inc.(a)                76,000      3,391,500
--------------------------------------------------------------
Dayton Hudson Corp.                      48,700      3,287,250
--------------------------------------------------------------
Fred Meyer, Inc.(a)                      43,800      1,593,225
--------------------------------------------------------------
                                                     8,271,975
--------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.29%

CDW Computer Centers, Inc.(a)            23,050      1,201,481
--------------------------------------------------------------
Micro Warehouse, Inc.(a)                 42,500        592,344
--------------------------------------------------------------
                                                     1,793,825
--------------------------------------------------------------

RETAIL (SPECIALTY)-2.01%

Bed Bath & Beyond, Inc.(a)               45,900      1,767,150
--------------------------------------------------------------
Hollywood Entertainment Corp.(a)         31,100        330,438
--------------------------------------------------------------
Michaels Stores, Inc.(a)                 25,000        731,250
--------------------------------------------------------------
Office Depot, Inc.(a)                   114,600      2,743,238
--------------------------------------------------------------
Payless ShoeSource, Inc.(a)              10,400        698,100
--------------------------------------------------------------
Petco Animal Supplies, Inc.(a)           20,400        489,600
--------------------------------------------------------------
Tiffany & Co.                            22,700        818,618
--------------------------------------------------------------
Viking Office Products, Inc.(a)          64,800      1,413,450
--------------------------------------------------------------
Williams-Sonoma, Inc.(a)                 85,000      3,559,375
--------------------------------------------------------------
                                                    12,551,219
--------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.50%

Gap, Inc.                                24,000        850,500
--------------------------------------------------------------
TJX Companies, Inc.                      65,400      2,248,125
--------------------------------------------------------------
                                                     3,098,625
--------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.70%

Ahmanson (H.F.) & Co.                    39,600      2,650,725
--------------------------------------------------------------
Dime Bancorp, Inc.                       15,000        453,750
--------------------------------------------------------------
Washington Mutual, Inc.                  19,500      1,244,344
--------------------------------------------------------------
                                                     4,348,819
--------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.14%

Omnicom Group, Inc.                      20,000        847,500
--------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-2.11%

Cendant Corp.(a)                        120,395      4,138,589
--------------------------------------------------------------
Cerner Corp.(a)                          41,000        866,125
--------------------------------------------------------------
Equity Corp. International(a)            11,200        259,000
--------------------------------------------------------------
Service Corp. International             164,500      6,076,219
--------------------------------------------------------------
Stewart Enterprises, Inc.-Class A        28,650      1,335,806
--------------------------------------------------------------
Trammell Crow Co.(a)                     20,000        515,000
--------------------------------------------------------------
                                                    13,190,739
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
SERVICES (COMPUTER SYSTEMS)-0.44%

Cambridge Technology Partners,
  Inc.(a)                                10,100   $    420,413
--------------------------------------------------------------
Gartner Group, Inc.(a)                   23,000        856,750
--------------------------------------------------------------
Shared Medical Systems Corp.             10,900        719,400
--------------------------------------------------------------
SunGard Data Systems Inc.(a)             23,600        731,600
--------------------------------------------------------------
                                                     2,728,163
--------------------------------------------------------------

SERVICES (DATA PROCESSING)-2.12%

Affiliated Computer Services,
  Inc.(a)                                22,600        594,662
--------------------------------------------------------------
BISYS Group, Inc.(a)                     11,200        372,400
--------------------------------------------------------------
CSG Systems International, Inc.(a)       90,000      3,600,000
--------------------------------------------------------------
DST Systems, Inc.(a)                     22,100        943,394
--------------------------------------------------------------
Equifax, Inc.                            72,400      2,565,675
--------------------------------------------------------------
Fiserv, Inc.(a)                          37,900      1,861,838
--------------------------------------------------------------
National Data Corp.                      32,000      1,156,000
--------------------------------------------------------------
PMT Services, Inc.(a)                    25,500        353,812
--------------------------------------------------------------
Paychex, Inc.                            34,600      1,751,625
--------------------------------------------------------------
                                                    13,199,406
--------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.20%

AccuStaff, Inc.(a)                       53,700      1,235,100
--------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-0.13%

Corrections Corp. of America(a)          22,500        833,906
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-2.45%

AT&T Corp.                               30,000      1,837,500
--------------------------------------------------------------
Billing Information Concepts
  Corp.(a)                               18,600        892,800
--------------------------------------------------------------
CIENA Corp.(a)                           41,100      2,512,238
--------------------------------------------------------------
LCI International, Inc.(a)               40,000      1,230,000
--------------------------------------------------------------
MCI Communications Corp.                 62,800      2,688,625
--------------------------------------------------------------
WorldCom, Inc.(a)                       203,200      6,146,800
--------------------------------------------------------------
                                                    15,307,963
--------------------------------------------------------------

TEXTILES (APPAREL)-0.48%

Jones Apparel Group, Inc.(a)             26,200      1,126,600
--------------------------------------------------------------
Liz Claiborne, Inc.                      29,300      1,225,106
--------------------------------------------------------------
Nautica Enterprises, Inc.(a)             28,800        669,600
--------------------------------------------------------------
                                                     3,021,306
--------------------------------------------------------------

TEXTILES (SPECIALTY)-0.17%

Unifi, Inc.                              25,800      1,049,738
--------------------------------------------------------------

TRUCKS & PARTS-0.02%

Wabash National Corp.                     5,000        142,188
--------------------------------------------------------------

WASTE MANAGEMENT-0.73%

American Disposal Services, Inc.(a)      10,000        365,000
--------------------------------------------------------------
Thermo Instrument Systems, Inc.(a)       26,125        899,680
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
WASTE MANAGEMENT-(CONTINUED)

USA Waste Services, Inc.(a)              82,992   $  3,257,436
--------------------------------------------------------------
                                                     4,522,116
--------------------------------------------------------------
    Total Domestic Common Stocks                   518,399,662
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-3.26%

BERMUDA-1.21%

Tyco International Ltd.
  (Manufacturing-Diversified)           167,700      7,556,981
--------------------------------------------------------------

CANADA-0.65%

Newcourt Credit Group, Inc.
  (Financial-Diversified)                 5,500        183,562
--------------------------------------------------------------
Northern Telecom Ltd.-ADR
  (Communications Equipment)             19,100      1,699,900
--------------------------------------------------------------
Philip Services Corp. (Waste
  Management)(a)                        100,000      1,437,500
--------------------------------------------------------------
Precision Drilling Corp. (Oil &
  Gas-Drilling & Equipment)(a)           31,000        755,625
--------------------------------------------------------------
                                                     4,076,587
--------------------------------------------------------------

FINLAND-0.21%

Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)             18,350      1,284,500
--------------------------------------------------------------

IRELAND-0.02%

CBT Group PLC-ADR
  (Computers-Software &
  Services)(a)                            1,800        147,825
--------------------------------------------------------------

ISRAEL-0.15%

Tecnomatix Technologies Ltd.
  (Computers-Software &
  Services)(a)                           10,000        337,500
--------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Health
  Care-Drugs-Generic & Other)            13,000        615,063
--------------------------------------------------------------
                                                       952,563
--------------------------------------------------------------

SWEDEN-0.44%

Telefonaktiebolaget LM Ericsson-ADR
  (Communications Equipment)             72,700      2,712,619
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
TAIWAN-0.03%

Taiwan Semiconductor Manufacturing
  Co. Ltd.-ADR
  (Electronics-Semiconductors)(a)        10,000   $    181,875
--------------------------------------------------------------

UNITED KINGDOM-0.55%

SmithKline Beecham PLC-ADR (Health
  Care-Drugs-Major Pharmaceuticals)      67,000      3,446,312
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests                              20,359,262
--------------------------------------------------------------

CONVERTIBLE PREFERRED STOCK-0.15%

LODGING (HOTELS)-0.15%

Host Marriott Corp., $3.375 Conv.
  Pfd.                                   14,950        918,498
--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT
DOMESTIC CONVERTIBLE CORPORATE NOTES-0.11%

COMPUTERS (PERIPHERALS)-0.11%

EMC Corp., 3.25%, Conv. Sub. Notes   $  500,000        674,875
--------------------------------------------------------------

U.S. TREASURY SECURITIES-7.16%

U.S. TREASURY BILLS(b)-7.16%

  4.566%, 01/02/98(c)                44,700,000     44,693,909
--------------------------------------------------------------
    Total Investments, excluding
      repurchase agreement                         585,046,206
--------------------------------------------------------------

REPURCHASE AGREEMENT(d)-10.64%

Dean Witter Reynolds, Inc., 6.75%,
  01/02/98(e)                        66,326,931     66,326,931
--------------------------------------------------------------

TOTAL INVESTMENTS-104.46%                          651,373,137
--------------------------------------------------------------

LIABILITIES LESS OTHER
  ASSETS-(4.46%)                                   (27,830,220)
--------------------------------------------------------------

NET ASSETS-100.00%                                $623,542,917
==============================================================

(a)  Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/97 with a maturing value of $200,075,000. Collateralized by $204,420,000 U.S. Government obligations, 0% to 8.80% due 01/09/98 to 11/15/29 with an aggregate market value at 12/31/97 of $204,000,245.

Investment Abbreviations:

ADR-American Depositary Receipt
Conv.-Convertible
Pfd.-Preferred
Sub.-Subordinated

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

ASSETS:

Investments, excluding repurchase
  agreement, at market value (cost
  $466,409,789)                              $585,046,206
---------------------------------------------------------
Repurchase agreement                           66,326,931
---------------------------------------------------------
Receivables for:
  Investments sold                                429,715
---------------------------------------------------------
  Fund shares sold                                722,005
---------------------------------------------------------
  Dividends and interest                          254,824
---------------------------------------------------------
Investment for deferred compensation plan          63,989
---------------------------------------------------------
Other assets                                       19,859
---------------------------------------------------------
    Total assets                              652,863,529
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        25,404,932
---------------------------------------------------------
  Fund shares reacquired                        2,649,663
---------------------------------------------------------
  Variation margin                                  9,650
---------------------------------------------------------
  Deferred compensation plan                       63,989
---------------------------------------------------------
Accrued advisory fees                             347,621
---------------------------------------------------------
Accrued administrative service fees                 5,749
---------------------------------------------------------
Accrued distribution fees                         596,362
---------------------------------------------------------
Accrued trustees' fees                              2,890
---------------------------------------------------------
Accrued transfer agent fees                       127,426
---------------------------------------------------------
Accrued operating expenses                        112,330
---------------------------------------------------------
    Total liabilities                          29,320,612
---------------------------------------------------------
Net assets applicable to shares outstanding  $623,542,917
=========================================================

NET ASSETS:

Class A                                      $266,167,858
=========================================================
Class B                                      $356,185,858
=========================================================
Class C                                      $  1,189,201
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        16,990,731
=========================================================
Class B                                        23,779,883
=========================================================
Class C                                            79,397
=========================================================

Class A:
  Net asset value and redemption price per
    share                                    $      15.67
=========================================================
  Offering price per share:
    (Net asset value of $15.67 divided by
    94.50%)                                  $      16.58
=========================================================

Class B:
  Net asset value and offering price per
    share                                    $      14.98
=========================================================

Class C:
  Net asset value and offering price per
    share                                    $      14.98
=========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:

Dividends (net of $31,497 foreign
  withholding tax)                            $ 2,818,914
---------------------------------------------------------
Interest                                        4,030,884
---------------------------------------------------------
    Total investment income                     6,849,798
---------------------------------------------------------

EXPENSES:

Advisory fees                                   3,901,342
---------------------------------------------------------
Administrative service fees                        74,201
---------------------------------------------------------
Custodian fees                                    145,850
---------------------------------------------------------
Transfer agent fees-Class A                       369,991
---------------------------------------------------------
Transfer agent fees-Class B                       731,596
---------------------------------------------------------
Transfer agent fees-Class C                           750
---------------------------------------------------------
Trustees' fees                                     11,880
---------------------------------------------------------
Distribution fees-Class A                         633,698
---------------------------------------------------------
Distribution fees-Class B                       3,284,783
---------------------------------------------------------
Distribution fees-Class C                           2,571
---------------------------------------------------------
Other                                             274,011
---------------------------------------------------------
    Total expenses                              9,430,673
---------------------------------------------------------
Less: Expenses paid indirectly                    (17,975)
---------------------------------------------------------
    Net expenses                                9,412,698
---------------------------------------------------------
Net investment income (loss)                   (2,562,900)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        59,302,302
---------------------------------------------------------
  Foreign currencies                              (53,295)
---------------------------------------------------------
  Futures contracts                             9,324,974
---------------------------------------------------------
                                               68,573,981
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                        30,912,100
---------------------------------------------------------
  Foreign currencies                                   21
---------------------------------------------------------
  Futures contracts                            (1,308,102)
---------------------------------------------------------
                                               29,604,019
---------------------------------------------------------
    Net gain from investment securities,
       foreign currencies and futures
       contracts                               98,178,000
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $95,615,100
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997             1996
                                                              ------------     ------------
OPERATIONS:

  Net investment income (loss)                                $ (2,562,900)    $    124,753
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                            68,573,981       25,815,431
-------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies and futures contracts                    29,604,019       41,005,363
-------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        95,615,100       66,945,547
-------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                         (115,803)              --
-------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                      (28,869,623)      (9,939,277)
-------------------------------------------------------------------------------------------
  Class B                                                      (40,478,955)     (12,535,665)
-------------------------------------------------------------------------------------------
  Class C                                                         (105,058)              --
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       23,238,247       35,293,722
-------------------------------------------------------------------------------------------
  Class B                                                       64,250,779      122,675,148
-------------------------------------------------------------------------------------------
  Class C                                                        1,318,691               --
-------------------------------------------------------------------------------------------
    Net increase in net assets                                 114,853,378      202,439,475
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          508,689,539      306,250,064
-------------------------------------------------------------------------------------------
  End of period                                               $623,542,917     $508,689,539
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $499,110,813     $412,932,159
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (34,200)          66,315
-------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and futures contracts         6,119,260        6,948,040
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                           118,347,044       88,743,025
-------------------------------------------------------------------------------------------
                                                              $623,542,917     $508,689,539
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: the Class A shares, the Class B shares and the Class C shares. The new Class C shares commenced sales on August 4, 1997. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in the common stocks of established medium- to large-size companies with prospects for above-average, long-term earnings growth. Realization of current income is an incidental consideration.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract for the purchase or sales of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1997, paid-in capital was decreased by $2,629,063, undistributed net investment income was increased by $2,578,188 and undistributed net realized gains increased by $50,875 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
G. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the Fund's portfolio being hedged.

NOTE 2- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $74,201 for such services.
  The Fund, pursuant to a transfer agency and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1997, AFS was paid $608,362 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan") and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of the Fund. Any amounts not paid as a service fee by the Class B or Class C shares under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended December 31, 1997, for the Class A shares and Class B shares and the period August 4, 1997 through December 31, 1997 for the Class C shares, the Class A, Class B, and Class C shares paid AIM Distributors $633,698, $3,284,783 and $2,571 respectively, as compensation under the Plans.
  AIM Distributors received commissions of $143,669 from sales of the Class A shares of the Fund during the year ended December 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1997, AIM Distributors received $109,547 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1997, the Fund paid legal fees of $5,583 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced Fund expenses by $2,139 during the year ended December 31, 1997. Also during the year ended December 31, 1997, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $6,509 and $9,327, respectively, under expense offset arrangements. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $17,975 during the year ended December 31, 1997.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended December 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $592,414,766 and $560,170,230, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $131,466,776
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (14,012,338)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $117,454,438
=========================================================
Cost of investments for tax purposes is
  $467,591,768.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                  1997                          1996
                       ---------------------------   ---------------------------
                         SHARES         AMOUNT         SHARES         AMOUNT
                       -----------   -------------   -----------   -------------
Sold:
  Class A               14,466,946   $ 234,213,923    10,862,824   $ 152,766,558
--------------------------------------------------------------------------------
  Class B                7,100,475     113,053,525    12,013,218     167,088,540
--------------------------------------------------------------------------------
  Class C*                 104,003       1,760,456            --              --
--------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                1,802,991      27,333,257       657,046       9,474,936
--------------------------------------------------------------------------------
  Class B                2,600,309      37,704,454       845,350      11,809,495
--------------------------------------------------------------------------------
  Class C*                   6,820          98,891            --              --
--------------------------------------------------------------------------------
Reacquired:
  Class A              (14,695,429)   (238,308,933)   (8,993,672)   (126,947,772)
--------------------------------------------------------------------------------
  Class B               (5,524,470)    (86,507,200)   (4,060,745)    (56,222,887)
--------------------------------------------------------------------------------
  Class C*                 (31,426)       (540,656)           --              --
--------------------------------------------------------------------------------
                         5,830,219   $  88,807,717    11,324,021   $ 157,968,870
================================================================================

* Class C shares commenced sales on August 4, 1997.

NOTE 8-OPEN FUTURES CONTRACTS

On December 31, 1997, $2,156,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.
  Open futures contracts at December 31, 1997 were as follows:

                                                         UNREALIZED
                   NO. OF                               APPRECIATION
   CONTRACT      CONTRACTS      MONTH     COMMITMENT   (DEPRECIATION)
                    193
S&P 500 Index    contracts     Mar. 98       Buy        $(289,500)
=======================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during each of the years in the five-year period ended December 31, 1997, for a share of Class B outstanding during each of the years in the four-year period ended December 31, 1997 and the period September 1, 1993 (date sales commenced) through December 31, 1993, and for a share of Class C outstanding for the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                         CLASS A
                                                               -----------------------------------------------------------
                                                                 1997            1996       1995         1994       1993
                                                               --------        --------   --------     --------   --------
Net asset value, beginning of period                           $  14.78        $  13.05   $  10.32     $  11.32   $  12.28
------------------------------------------------------------   --------        --------   --------     --------   --------
Income from investment operations:
 Net investment income                                             0.01(a)         0.07       0.02(a)        --         --
------------------------------------------------------------   --------        --------   --------     --------   --------
 Net gains (losses) on securities (both realized and
   unrealized)                                                     2.82            2.34       3.50        (0.57)      0.41
------------------------------------------------------------   --------        --------   --------     --------   --------
   Total from investment operations                                2.83            2.41       3.52        (0.57)      0.41
------------------------------------------------------------   --------        --------   --------     --------   --------
Less distributions:
 Dividends from net investment income                             (0.01)             --         --           --         --
------------------------------------------------------------   --------        --------   --------     --------   --------
 Distributions from net realized gains                            (1.93)          (0.68)     (0.79)       (0.43)     (1.37)
------------------------------------------------------------   --------        --------   --------     --------   --------
   Total distributions                                            (1.94)          (0.68)     (0.79)       (0.43)     (1.37)
------------------------------------------------------------   --------        --------   --------     --------   --------
Net asset value, end of period                                 $  15.67        $  14.78   $  13.05     $  10.32   $  11.32
============================================================   ========        ========   ========     ========   ========
Total return(b)                                                   19.54%          18.61%     34.31%       (4.99)%     3.64%
============================================================   ========        ========   ========     ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $266,168        $227,882   $168,217     $123,271   $146,723
============================================================   ========        ========   ========     ========   ========
Ratio of expenses to average net assets                            1.13%(c)(d)     1.18%      1.28%        1.22%      1.17%
============================================================   ========        ========   ========     ========   ========
Ratio of net investment income to average net assets               0.04%(c)        0.46%      0.20%        0.02%      0.02%
============================================================   ========        ========   ========     ========   ========
Portfolio turnover rate                                             110%             97%        87%         201%       192%
============================================================   ========        ========   ========     ========   ========
Average broker commission rate paid(e)                         $ 0.0568        $ 0.0621        N/A          N/A        N/A
============================================================   ========        ========   ========     ========   ========

(a)  Calculated using average shares outstanding.
(b) Does not deduct sales charges.
(c)  Ratios are based on average net assets of $253,479,200.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                                CLASS B                            CLASS C
                                                         ------------------------------------------------------    -------
                                                          1997          1996       1995       1994       1993       1997

                                                         -------       -------    -------    -------    -------    -------
Net asset value, beginning of period                     $ 14.32       $ 12.77    $ 10.21    $ 11.31    $ 12.83    $ 17.65
-----------------------------------------------------    -------       -------    -------    -------    -------    -------
Income from investment operations:
 Net investment income (loss)                              (0.13)(a)     (0.05)     (0.08)(a)   (0.06)    (0.01)     (0.04)(a)
-----------------------------------------------------    -------       -------    -------    -------    -------    -------
 Net gains (losses) on securities (both realized and
   unrealized)                                              2.72          2.28       3.43      (0.61)     (0.14)     (0.70)
-----------------------------------------------------    -------       -------    -------    -------    -------    -------
    Total from investment operations                        2.59          2.23       3.35      (0.67)     (0.15)     (0.74)
-----------------------------------------------------    -------       -------    -------    -------    -------    -------
Less distributions:
 Distributions from net realized gains                     (1.93)        (0.68)     (0.79)     (0.43)     (1.37)     (1.93)
-----------------------------------------------------    -------       -------    -------    -------    -------    -------
    Total distributions                                    (1.93)        (0.68)     (0.79)     (0.43)     (1.37)     (1.93)
-----------------------------------------------------    -------       -------    -------    -------    -------    -------
Net asset value, end of period                           $ 14.98       $ 14.32    $ 12.77    $ 10.21    $ 11.31    $ 14.98
=====================================================    =======       =======    =======    =======    =======    =======
Total return(b)                                            18.50%        17.60%     33.00%     (5.88)%    (0.92)%    (3.86)%
=====================================================    =======       =======    =======    =======    =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $356,186      $280,807   $138,034   $38,448    $11,053    $ 1,189
=====================================================    =======       =======    =======    =======    =======    =======
Ratio of expenses to average net assets                     1.99%(c)(d)    2.03%     2.13%      2.18%      1.91%(e)    1.95%(f)(g)
=====================================================    =======       =======    =======    =======    =======    =======
Ratio of net investment income (loss) to average net
 assets                                                    (0.82)%(c)    (0.39)%    (0.65)%    (0.94)%    (0.72)%(e)   (0.77)%(f)
=====================================================    =======       =======    =======    =======    =======    =======
Portfolio turnover rate                                      110%           97%        87%       201%       192%       110%
=====================================================    =======       =======    =======    =======    =======    =======
Average broker commission rate paid(h)                   $0.0568       $0.0621        N/A        N/A        N/A    $0.0568
=====================================================    =======       =======    =======    =======    =======    =======

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and are not annualized for periods less than one year.
(c)  Ratios are based on average net assets of $328,478,309.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e)  Annualized.
(f)  Ratios are annualized and based on average net assets of $625,699.
(g) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.94%.
(h)The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM High Yield Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.




                                                     KPMG Peat Marwick LLP

                       Houston, Texas
                       February 6, 1998

SCHEDULE OF INVESTMENTS

December 31, 1997

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
CORPORATE BONDS & NOTES-88.63%

AEROSPACE/DEFENSE-0.46%

Earthwatch Inc., Sr. Notes,
  12.50%, 03/01/01(a)(b)
  (Acquired 03/14/97; Cost
    $15,000,000)                  $ 15,500,000   $   15,577,500
---------------------------------------------------------------

AGRICULTURAL PRODUCTS-0.68%

Advance Agro Public Co.
  (Thailand), Sr. Unsec. Notes,
  13.00%, 11/15/07(a)
  (Acquired 12/04/97; Cost
  $5,252,739)                        5,700,000        5,016,000
---------------------------------------------------------------
Hines Horticulture, Inc., Series
  B Sr. Gtd. Sub. Notes, 11.75%,
  10/15/05                          16,710,000       18,464,550
---------------------------------------------------------------
                                                     23,480,550
---------------------------------------------------------------

AIR FREIGHT-0.52%

Atlas Air, Inc., Sr. Notes,
  10.75%, 08/01/05                  16,750,000       17,755,000
---------------------------------------------------------------

AIRLINES-1.66%

Airplanes Pass Through Trust,
  Sub. Bonds, 10.875%, 03/15/19     26,550,000       29,885,476
---------------------------------------------------------------
Amtran, Inc., Sr. Unsec. Notes,
  10.50%, 08/01/04(a)
  (Acquired 07/17/97-07/30/97;
  Cost $21,636,875)                 21,500,000       22,576,720
---------------------------------------------------------------
World Airways, Inc., Sub. Conv.
  Deb., 8.00%, 08/26/04(a)
  (Acquired 08/21/97; Cost
  $5,000,000)                        5,000,000        4,775,000
---------------------------------------------------------------
                                                     57,237,196
---------------------------------------------------------------

AUTOMOBILES-0.82%

Ford Brasil LTDA (Brazil),
  Unsec. Eurobonds, 9.125%,
  11/08/04                           7,840,000        7,565,600
---------------------------------------------------------------
  Unsec. Eurobonds, 9.25%,
  01/22/07                          21,710,000       20,733,050
---------------------------------------------------------------
                                                     28,298,650
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.18%

Exide Corp., Conv. Sr. Sub.
  Notes, 2.90%, 12/15/05(a)
  (Acquired 12/19/96-04/03/97;
  Cost $5,643,750)                   9,500,000        6,362,340
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-0.82%

Coca-Cola Enterprises, Inc.,
  Putable Notes, 7.24%,
  06/20/20(c)                      125,000,000       28,316,250
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
BROADCASTING (TELEVISION, RADIO
  & CABLE)-6.79%

Capstar Broadcasting Partners,
  Sr. Disc. Notes, 12.75%,
  02/01/09(d)                     $ 28,500,000   $   20,662,500
---------------------------------------------------------------
Diamond Cable Communications
  PLC, (United Kingdom), Sr.
  Yankee Disc. Notes, 11.75%,
  12/15/05(d)                       35,700,000       27,756,750
---------------------------------------------------------------
Digital Television Services, Sr.
  Gtd. Sub. Notes, 12.50%,
  08/01/07(a)
  (Acquired 07/25/97-07/28/97;
  Cost $25,571,400)                 26,000,000       29,250,000
---------------------------------------------------------------
EchoStar Communications Corp.,
  Sr. Sec. Gtd. Notes, 12.50%,
  07/01/02                          11,230,000       12,240,700
---------------------------------------------------------------
Fox Kids Worldwide, Inc., Sr.
  Disc. Notes, 10.25%,
  11/01/07(a)(d)
  (Acquired 10/22/97; Cost
  $19,851,085)                      32,750,000       19,650,000
---------------------------------------------------------------
Frontiervision Holdings LP, Sr.
  Disc. Notes, 11.875%,
  09/15/07(d)                       27,480,000       20,335,200
---------------------------------------------------------------
Kabelmedia Holdings GmbH
  (Germany), Sr. Yankee Unsec.
  Disc. Notes, 13.625%,
  08/01/06(d)                       26,000,000       19,110,000
---------------------------------------------------------------
Knology Holdings Inc., Sr. Disc.
  Notes, 11.875%, 10/15/07(a)(d)(e)
  (Acquired 10/16/97-11/14/97;
  Cost $19,638,605)                 35,650,000       19,429,250
---------------------------------------------------------------
Rifkin Acquisition Partners
  L.L.P., Sr. Sub. Notes,
  11.125%, 01/15/06                 14,495,000       16,089,450
---------------------------------------------------------------
TeleWest Communications PLC
  (United Kingdom), Sr. Yankee
  Disc. Deb., 11.00%, 10/01/07(d)   34,620,000       27,090,150
---------------------------------------------------------------
United International Holdings, Inc.,
  Series B Sr. Sec. Disc. Notes,
  14.00%, 11/15/99(c)               18,790,000       15,501,750
---------------------------------------------------------------
  Sr. Sec. Disc. Notes, 14.00%,
  11/15/99(c)(f)                     9,250,000        7,677,500
---------------------------------------------------------------
                                                    234,793,250
---------------------------------------------------------------

CHEMICALS-0.77%

Sterling Chemicals Holdings,
  Sr. Unsec. Sub. Notes, 11.75%,
  08/15/06                          16,020,000       16,420,500
---------------------------------------------------------------
  Sr. Sec. Disc. Notes, 13.50%,
  08/15/08(d)                       17,000,000       10,285,000
---------------------------------------------------------------
                                                     26,705,500
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-1.03%

Crain Industries, Inc., Sr. Sub.
  Notes, 13.50%, 08/15/05           16,360,000       18,732,200
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
CHEMICALS (SPECIALTY)-(CONTINUED)

Key Plastics, Inc.,
  Sr. Notes, 14.00%, 11/15/99     $  1,900,000   $    2,099,500
---------------------------------------------------------------
  Sr. Sub. Notes, 10.25%,
  03/15/07                          14,000,000       14,910,000
---------------------------------------------------------------
                                                     35,741,700
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.24%

GST Telecommunications, Inc.,
  Sr. Sub. Notes, 12.75%, 11/15/07  16,500,000       17,283,750
---------------------------------------------------------------
ProNet, Inc., Sr. Sub. Notes,
  11.875%, 06/15/05                 23,640,000       25,590,300
---------------------------------------------------------------
                                                     42,874,050
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.57%

Commemorative Brands, Sr. Sub.
  Notes, 11.00%, 01/15/07           19,720,000       19,867,900
---------------------------------------------------------------

CONTAINERS & PACKAGING
  (PAPER)-1.30%

BPC Holding Corp., Series B Sr.
  Notes, 12.50%, 06/15/06           12,220,000       13,380,900
---------------------------------------------------------------
MVE Inc., Sr. Sec. Notes,
  12.50%, 02/15/02                  19,250,000       19,298,126
---------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes,
  11.25%, 04/01/07                  11,400,000       12,340,500
---------------------------------------------------------------
                                                     45,019,526
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-1.87%

Core-Mark International, Inc.,
  Sr. Sub. Notes, 11.375%,
  09/15/03                          16,340,000       17,361,250
---------------------------------------------------------------
Fleming Companies, Inc., Sr. Sub
  Notes, 10.625%, 07/31/07(a)
  (Acquired 07/18/97-09/02/97;
  Cost $20,635,355)                 20,700,000       21,942,000
---------------------------------------------------------------
Nebco Evans Holding Co., Sr.
  Disc. Notes, 12.375%,
  07/15/07(d)                       38,760,000       25,387,800
---------------------------------------------------------------
                                                     64,691,050
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.55%

Electronic Retailing Systems
  International, Inc., Sr. Disc.
  Notes, 13.25%, 02/01/04(d)        28,652,000       19,196,840
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.96%

Advanced Micro Devices, Inc.,
  Sr. Sec. Notes, 11.00%,
  08/01/03                          18,965,000       20,363,668
---------------------------------------------------------------
Panda Funding Corp. (China),
  Series A-1 Pooled Project
  Bonds, 11.625%, 08/20/12          11,775,869       13,012,335
---------------------------------------------------------------
                                                     33,376,003
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
ENTERTAINMENT-0.39%

Ascent Entertainment Group, Sr.
  Disc. Notes, 11.875%,
  12/15/04(a)(d)
  (Acquired 12/17/97-12/23/97;
  Cost $13,184,531)               $ 23,300,000   $   13,630,500
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.23%

Emergent Group, Inc., Sr. Notes,
  10.75%, 09/15/04(a)
  (Acquired 09/18/97-09/23/97;
  Cost $24,067,575)                 23,860,000       23,979,300
---------------------------------------------------------------
Trump Castle Funding, Inc.,
  Mortgage Notes, 11.75%,
  11/15/03                          20,000,000       18,600,000
---------------------------------------------------------------
                                                     42,579,300
---------------------------------------------------------------

FOODS-0.68%

Del Monte Corp./Foods Co., Sr.
  Unsec. Sub. Notes, 12.25%,
  04/15/07                          20,720,000       23,517,200
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL
  COMPANIES-4.41%

Alliance Gaming Corp., Sr. Sub.
  Notes, 10.00%, 08/01/07(a)
  (Acquired 09/12/97-11/13/97;
  Cost $17,180,000)                 17,500,000       17,675,000
---------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes,
  13.75%, 10/01/04                  19,710,000       22,666,500
---------------------------------------------------------------
Coast Hotels & Casinos Inc.,
  Series B Sec. First Mortgage
  Gtd. Notes, 13.00%, 12/15/02      23,760,000       26,967,600
---------------------------------------------------------------
Resort At Summerlin LP, Sr. Sub.
  Notes, 13.00%, 12/15/07(a)
  (Acquired 12/23/97; Cost
  $20,000,000)                      20,000,000       20,100,000
---------------------------------------------------------------
Showboat Marina Casino
  Partnership & Showboat Marina
  Financial Corp., Series B Sec.
  First Mortgage Notes, 13.50%,
  03/15/03                          21,600,000       26,244,000
---------------------------------------------------------------
Venetian Casino/LV Sands,
  Mortgage Notes, 12.25%,
  11/15/04(a)
  (Acquired 11/06/97;
  Cost $10,950,000)                 10,950,000       11,018,437
---------------------------------------------------------------
  Sr. Sub. Notes, 10.00%,
  11/15/05(a)(d)
  (Acquired 11/06/97-11/19/97;
  Cost $28,877,170)                 30,900,000       27,964,500
---------------------------------------------------------------
                                                    152,636,037
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-1.61%

Tenet Healthcare Corp., Sr. Sub.
  Notes, 10.125%, 03/01/05          50,790,000       55,615,050
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE

HEALTH CARE (LONG TERM CARE)-1.16%

Paragon Health Network, Inc.,
  Sr. Sub. Notes, 10.50%,
  11/01/07(a)(d)
  (Acquired 10/30/97-12/19/97;
  Cost $21,134,680)               $ 35,350,000   $   22,005,375
---------------------------------------------------------------
Sun Healthcare Group, Inc., Sr.
  Sub. Notes, 9.50%, 07/01/07(a)
  (Acquired 07/01/97; Cost
  $17,338,500)                      17,430,000       18,040,050
---------------------------------------------------------------
                                                     40,045,425
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.90%

Dynacare Inc. (Canada), Sr.
  Yankee Notes, 10.75%, 01/15/06    15,430,000       16,317,225
---------------------------------------------------------------
HealthCor Holdings, Inc., Sr.
  Notes, 11.00%, 12/01/04(a)
  (Acquired 11/24/97; Cost
  $14,460,000)                      14,460,000       14,857,650
---------------------------------------------------------------
                                                     31,174,875
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.79%

Alaris Medical Systems, Sr.
  Unsec. Gtd. Sub. Deb., 9.75%,
  01/01/06                          22,870,000       24,127,850
---------------------------------------------------------------
Alliance Imaging Inc., Sr. Sub.
  Notes, 10.0963%, 12/15/05         20,000,000       20,300,000
---------------------------------------------------------------
Dade International Inc., Series B
  Sr. Sub. Notes, 11.125%,
  05/01/06                          15,710,000       17,438,100
---------------------------------------------------------------
                                                     61,865,950
---------------------------------------------------------------

HOMEBUILDING-0.52%

Continental Homes Holdings
  Corp., Sr. Unsec. Gtd. Notes,
  10.00%, 04/15/06                  16,540,000       17,863,200
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.41%

Zeta Consumer Products, Sr.
  Notes, 11.25%, 11/30/07(a)
  (Acquired 11/20/97; Cost
  $14,000,000)                      14,000,000       14,315,000
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.30%

Superior National Capital Trust
  Insurance, Gtd. Notes, 10.75%,
  12/01/17(a)
  (Acquired 11/26/97; Cost
  $10,000,000)                      10,000,000       10,275,000
---------------------------------------------------------------

IRON & STEEL-2.75%

GS Industries, Inc.,
  Sr. Gtd. Notes, 12.00%,
  09/01/04                          15,755,000       17,310,806
---------------------------------------------------------------
  Sr. Notes, 12.25%, 10/01/05       14,525,000       16,304,313
---------------------------------------------------------------
Gulf States Steel Corp., First
  Mortgage Notes, 13.50%,
  04/15/03                          23,460,000       23,811,900
---------------------------------------------------------------
Sheffield Steel Corp., First
  Mortgage Notes, 11.50%,
  12/01/05(a)
  (Acquired 11/26/97-12/12/97;
  Cost $16,803,438)                 16,750,000       17,168,750
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
IRON & STEEL-(CONTINUED)

Weirton Steel Corp., Sr. Notes,
  11.375%, 07/01/04               $ 19,600,000   $   20,531,000
---------------------------------------------------------------
                                                     95,126,769
---------------------------------------------------------------

LODGING-HOTELS-1.07%

American Skiing Corp., Series B
  Sr. Sub. Notes, 12.00%,
  07/15/06                          18,000,000       19,980,000
---------------------------------------------------------------
Booth Creek Ski Holdings, Sr.
  Notes, 12.50%, 03/15/07           17,610,000       17,345,850
---------------------------------------------------------------
                                                     37,325,850
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.42%

Fairfield Manufacturing Co.,
  Inc., Sr. Sub. Notes, 11.375%,
  07/01/01                          13,725,000       14,548,500
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.81%

Elgin National Industries, Sr.
  Notes, 11.00%, 11/01/07(a)
  (Acquired 11/03/97-12/08/97;
  Cost $12,857,500)                 12,840,000       13,385,700
---------------------------------------------------------------
Glenoit Corp., Sr. Sub. Notes,
  11.00%, 04/15/07(a)
  (Acquired 03/26/97-11/17/97;
  Cost $14,717,650)                 14,690,000       15,865,200
---------------------------------------------------------------
Interlake Corp., Sr. Sub. Deb.,
  12.125%, 03/01/02                 32,050,000       33,332,000
---------------------------------------------------------------
                                                     62,582,900
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-3.98%

Berry Plastics Corp., Sr. Sub.
  Notes, 12.25%, 04/15/04           12,500,000       13,687,500
---------------------------------------------------------------
EV International Inc., Sr.
  Unsec. Gtd. Sub., 11.00%,
  03/15/07                          16,850,000       17,271,250
---------------------------------------------------------------
Glasstech, Inc., Gtd., 12.75%,
  07/01/04(a)
  (Acquired 06/27/97; Cost
  $12,000,000)                      12,000,000       12,420,000
---------------------------------------------------------------
MMI Products Inc., Sr. Unsec.
  Sub. Notes, 11.25%, 04/15/07      17,140,000       18,768,300
---------------------------------------------------------------
Neenah Corp., Sr. Sub. Notes,
  11.125%, 05/01/07                  4,000,000        4,410,000
---------------------------------------------------------------
  Series C Sr. Sub. Notes,
  11.125%, 05/01/07                 15,000,000       16,537,500
---------------------------------------------------------------
Omega Cabinets, Sr. Sub Notes,
  10.50%, 06/15/07(a)
  (Acquired 07/18/97-11/11/97;
  Cost $21,367,450)                 21,140,000       21,985,600
---------------------------------------------------------------
Precise Technology Inc., Sr.
  Unsec. Gtd. Sub., 11.125%,
  06/15/07(a)
  (Acquired 06/10/97-07/17/97;
  Cost $14,664,250)                 14,400,000       14,760,000
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
MANUFACTURING (SPECIALIZED)-(CONTINUED)

Simmons Co., Sr. Sub. Notes,
  10.75%, 04/15/06                $ 16,800,000   $   17,850,000
---------------------------------------------------------------
                                                    137,690,150
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.63%

United Stationer Supply, Sr.
  Sub. Notes, 12.75%, 05/01/05      19,021,000       21,731,493
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-0.48%

Rutherford-Moran Oil Corp., Sr.
  Sub. Notes, 10.75%, 10/01/04(a)
  (Acquired 10/06/97-10/08/97;
  Cost $17,230,750)                 16,400,000       16,769,000
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.63%

Tokheim Corp., Series B Sr. Sub.
  Notes, 11.50%, 08/01/06           18,975,000       21,631,500
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-2.82%

Abraxas Petroleum Corp., Series
  B Sr. Notes, 11.50%, 11/01/04     19,290,000       21,219,000
---------------------------------------------------------------
Centaur Mining & Exploration,
  Ltd. (Australia), Sr. Gtd.
  Notes, 11.00%, 12/01/07(a)
  (Acquired 11/24/97-12/10/97;
  Cost $22,817,500)                 22,800,000       23,028,000
---------------------------------------------------------------
Gerrity Oil & Gas Corp., Sr.
  Sub. Notes, 11.75%, 07/15/04      14,750,000       16,151,250
---------------------------------------------------------------
Kelley Oil & Gas Corp., Series B
  Sr. Gtd. Sub. Notes, 10.375%,
  10/15/06                          15,450,000       16,570,125
---------------------------------------------------------------
Southwest Royalties, Inc., Sr.
  Gtd. Notes, 10.50%, 10/15/04(a)
  (Acquired 10/08/97-10/21/97;
  Cost $20,882,046)                 20,780,000       20,676,100
---------------------------------------------------------------
                                                     97,644,475
---------------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-0.41%

Texas Petrochemical Corp., Sr.
  Sub. Notes, 11.125%, 07/01/06     13,000,000       14,235,000
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-3.85%

American Pad & Paper Co., Series
  B Sr. Sub. Notes, 13.00%,
  11/15/05                          21,820,000       25,202,100
---------------------------------------------------------------
Indah Kiat Fin Mauritius
  (Indonesia), Sr. Gtd. Unsec.
  Notes, 10.00%, 07/01/07(a)
  (Acquired 06/26/97-10/24/97;
  Cost $33,279,148)                 33,890,000       28,298,150
---------------------------------------------------------------
National Fiberstok Corp., Series
  B Sr. Notes, 11.625%, 06/15/02    20,790,000       21,881,475
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
PAPER & FOREST PRODUCTS-(CONTINUED)

Pindo Deli Pulp & Paper
  (Indonesia), Sr. Gtd. Notes,
  10.75%, 10/01/07(a)
  (Acquired 09/25/97-12/08/97;
  Cost $27,366,428)               $ 27,290,000   $   23,605,850
---------------------------------------------------------------
Tjiwi Kimia International Global
  Co., BV, (Indonesia), Sr. Gtd.
  Notes, 13.25%, 08/01/01           36,275,000       34,279,875
---------------------------------------------------------------
                                                    133,267,450
---------------------------------------------------------------

POWER PRODUCER (INDEPENDENT)-0.52%

Panda Global Energy Co. (China),
  Sr. Yankee Gtd. Sec. Notes,
  12.50%, 04/15/04(a)
  (Acquired 04/11/97-08/13/97;
  Cost $18,819,945)                 19,562,000       17,899,230
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.95%

Affiliated Newspaper
  Investments, Sr. Disc. Notes,
  13.25%, 07/01/06(d)               20,826,000       19,888,830
---------------------------------------------------------------
Garden State Newspapers, Inc.,
  Sr. Sub. Sec. Notes, 12.00%,
  07/01/04                          11,500,000       12,937,500
---------------------------------------------------------------
                                                     32,826,330
---------------------------------------------------------------

RAILROADS-0.55%

TFM S.A. de C.V. (Mexico), Sr.
  Gtd. Disc. Notes, 11.75%,
  06/15/09(a)(d)
  (Acquired 06/11/97-10/27/97;
  Cost $17,589,557)                 30,250,000       18,906,250
---------------------------------------------------------------

RESTAURANTS-0.56%

AFC Enterprises, Sr. Sub. Notes,
  10.25%, 05/15/07                  18,240,000       19,288,800
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.58%

Loehmann's Holdings, Inc., Sr.
  Unsec. Notes, 11.875%,
  05/15/03                          19,110,000       19,922,175
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-2.55%

Carr-Gottstein Foods Co., Sr.
  Sub. Notes, 12.00%, 11/15/05      29,955,000       33,250,050
---------------------------------------------------------------
Cumberland Farms, Sec. Notes,
  10.50%, 10/01/03                  16,977,000       17,019,443
---------------------------------------------------------------
Jitney-Jungle Stores of America
  Inc., Sr. Gtd. Notes, 12.00%,
  03/01/06                          33,405,000       37,998,187
---------------------------------------------------------------
                                                     88,267,680
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.50%

Big 5 Corp., Sr. Notes, 10.875%,
  11/15/07(a)
  (Acquired 11/07/97-12/19/97;
  Cost $17,264,563)                 17,350,000       17,350,000
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
RETAIL (SPECIALTY)-4.08%

Cabot Safety Corp., Sr. Sub.
  Notes, 12.50%, 07/15/05         $ 18,975,000   $   21,346,875
---------------------------------------------------------------
CSK Auto Inc., Sr. Gtd. Sub.
  Deb., 11.00%, 11/01/06            22,010,000       24,321,050
---------------------------------------------------------------
Icon Fitness Corp., Series B Sr.
  Disc. Notes, 14.00%, 11/15/06(d)  14,840,000        8,681,400
---------------------------------------------------------------
Icon Health & Fitness, Series B
  Sr. Sub. Notes, 13.00%,
  07/15/02                          20,930,000       23,493,925
---------------------------------------------------------------
Selmer Co., Inc., Sr. Gtd. Sub.
  Notes, 11.00%, 05/15/05           18,920,000       20,906,600
---------------------------------------------------------------
United Auto Group, Inc., Sr.
  Sub. Notes, 11.00%, 07/15/07(a)
  (Acquired 07/18/97-12/08/97;
  Cost $24,120,600)                 24,500,000       24,193,750
---------------------------------------------------------------
Wilsons-The Leather Experts
  Inc., Sr. Notes, 11.25%,
  08/15/04(a)
  (Acquired 08/14/97; Cost
  $18,290,000)                      18,290,000       18,107,100
---------------------------------------------------------------
                                                    141,050,700
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.63%

GFSI Holding Inc., Sr. Sub
  Notes, 11.375%, 09/15/09(a)
  (Acquired 09/12/97; Cost
  $20,000,000)                      20,000,000       20,750,000
---------------------------------------------------------------
J Crew Group, Deb., 13.125%,
  10/15/08(a)(d)
  (Acquired 10/14/97-12/16/97;
  Cost $15,571,120)                 30,780,000       14,158,800
---------------------------------------------------------------
J Crew Operating Corp., Sr. Sub.
  Notes, 10.375%, 10/15/07(a)
  (Acquired 10/14/97-12/09/97;
  Cost $12,661,000)                 12,745,000       11,343,050
---------------------------------------------------------------
Specialty Retailers Inc., Series
  B Sec. Notes, 12.50%, 12/15/00    10,000,000       10,275,000
---------------------------------------------------------------
                                                     56,526,850
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.19%

MDC Communications Corp.
  (Canada), Sr. Yankee Unsec.
  Sub. Notes, 10.50%, 12/01/06      17,470,000       18,561,875
---------------------------------------------------------------
Neodata Services, Inc., Series B
  Sr. Notes, 12.00%, 05/01/03       21,000,000       22,619,310
---------------------------------------------------------------
                                                     41,181,185
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-3.83%

Coinmach Corp., Series B Sr.
  Notes, 11.75%, 11/15/05           21,850,000       24,362,750
---------------------------------------------------------------
Coinmach Laundry Corp., Sr.
  Notes, 11.75%, 11/15/05(a)
  (Acquired 10/01/97; Cost
  $3,845,625)                        3,500,000        3,902,500
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
SERVICES (COMMERCIAL & CONSUMER)-(CONTINUED)

Dialog Corp. PLC (United
  Kingdom), Sr. Sub. Notes,
  11.00%, 11/15/07(a)
  (Acquired 11/10/97-12/19/97;
  Cost $18,059,375)               $ 18,000,000   $   18,765,000
---------------------------------------------------------------
Hydrochem Industrial Service,
  Sr. Sec. Gtd. Sub. Notes,
  10.375%, 08/01/07                 21,300,000       22,152,000
---------------------------------------------------------------
Localiza Rent A Car (Brazil),
  Sr. Gtd. Notes, 10.25%,
  10/01/05(a) (Acquired
  09/25/97-10/24/97; Cost
  $22,323,438)                      22,250,000       19,023,750
---------------------------------------------------------------
National Equipment Services, Sr.
  Sub. Notes, 10.00%, 11/30/04(a)
  (Acquired 12/02/97; Cost
  $21,285,000)                      22,000,000       21,890,000
---------------------------------------------------------------
Pegasus Shipping Hellas
  (Bermuda), Sr. Gtd. Mortgage
  Notes, 11.875%, 11/15/04(a)
  (Acquired 11/19/97-12/19/97;
  Cost $21,760,250)                 22,500,000       22,387,500
---------------------------------------------------------------
                                                    132,483,500
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.42%

DecisionOne Holdings Corp., Sr.
  Disc. Deb., 11.50%,
  08/01/08(d)(g)                    22,085,000       14,631,313
---------------------------------------------------------------

SHIPPING-1.71%

Gearbulk Holding Ltd., Sr.
  Notes, 11.25%, 12/01/04           17,825,000       19,652,063
---------------------------------------------------------------
Navigator Gas Transport PLC
  (United Kingdom), Notes,
  10.50%, 06/30/07(a)
  (Acquired 07/31/97-09/04/97;
  cost $18,716,250)                 18,520,000       19,723,800
---------------------------------------------------------------
Stena A.B. (Sweden), Sr. Yankee
  Unsec. Notes, 10.50%, 12/15/05    18,150,000       19,828,875
---------------------------------------------------------------
                                                     59,204,738
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-8.23%

CellNet Data Systems, Sr. Disc.
  Notes, 14.00%, 10/01/07(a)(d)
  (Acquired 09/24/97-10/15/97;
  Cost $14,744,250)                 29,000,000       14,065,000
---------------------------------------------------------------
Clearnet Communications Inc.
  (Canada), Sr. Yankee Disc.
  Notes, 14.75%, 12/15/05(d)        34,320,000       27,498,900
---------------------------------------------------------------
Dobson Communications, Sr.
  Notes, 11.75%, 04/15/07           13,500,000       14,310,000
---------------------------------------------------------------
GST Telecommunications, Inc.,
  Sr. Sec. Notes, 13.25%,
  05/01/07                          20,950,000       23,935,375
---------------------------------------------------------------
HighwayMaster Communications,
  Inc., Sr. Notes, 13.75%,
  09/15/05(a)
  (Acquired 09/18/97-09/24/97;
  Cost $18,739,950)                 18,310,000       18,721,975
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS)-(CONTINUED)

McCaw Intl., Ltd., Sr. Disc.
  Notes, 13.00%, 04/15/07(d)      $ 39,500,000   $   23,107,500
---------------------------------------------------------------
Microcell Telecommunications
  Inc., Sr. Disc. Notes, 14.00%,
  06/01/06(d)                       29,500,000       19,986,250
---------------------------------------------------------------
Nextel Communications, Inc., Sr.
  Disc. Notes, 10.65%,
  09/15/07(a)(d)
  (Acquired 10/24/97; Cost
  $18,712,500)                      30,000,000       18,937,500
---------------------------------------------------------------
Nextel Communications, Sr. Disc.
  Notes, 9.75%, 10/31/07(a)(d)
  (Acquired 10/23/97; Cost
  $9,770,625)                       16,300,000       10,106,000
---------------------------------------------------------------
Orion Network Systems, Inc., Sr.
  Gtd. Disc. Notes, 12.50%,
  01/15/07(d)                       36,000,000       26,910,000
---------------------------------------------------------------
Powertel, Inc., Sr. Unsec.
  Notes, 11.125%, 06/01/07          26,000,000       28,210,000
---------------------------------------------------------------
PriCellular Wireless Corp., Sr.
  Disc. Notes, 14.00%, 11/15/01     34,620,000       38,687,850
---------------------------------------------------------------
Sygnet Wireless Inc., Sr. Unsec.
  Notes, 11.50%, 10/01/06           18,800,000       20,398,000
---------------------------------------------------------------
                                                    284,874,350
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-3.19%

Esprit Telecom Group PLC (United
  Kingdom), Sr. Yankee Notes,
  11.50%, 12/15/07                  17,500,000       18,112,500
---------------------------------------------------------------
Interamericas Communications
  Corp., Sr. Notes, 14.00%,
  10/27/07(h)                       22,990,000       22,990,000
---------------------------------------------------------------
PhoneTel Technologies, Inc., Sr.
  Gtd. Unsec. Notes, 12.00%,
  12/15/06                          14,840,000       15,470,700
---------------------------------------------------------------
Primus Telecommunications Group,
  Inc., Sr. Sec. Notes, 11.75%,
  08/01/04                          20,000,000       21,800,000
---------------------------------------------------------------
RSL Communications, Ltd. (United
  Kingdom), Sr. Yankee Gtd.
  Notes, 12.25%, 11/15/06           29,620,000       32,137,700
---------------------------------------------------------------
                                                    110,510,900
---------------------------------------------------------------

TELEPHONE-2.98%

Esat Holdings Ltd. (Ireland),
  Sr. Yankee Notes, 12.50%,
  02/01/07(a)(d)
  (Acquired 02/21/97-06/12/97;
  cost $15,217,200)                 25,530,000       18,381,600
---------------------------------------------------------------
Esat Telecom Group PLC
  (Ireland), Sr. Yankee Notes ,
  12.50%, 02/01/07(d)                4,500,000        3,228,750
---------------------------------------------------------------
Hermes Europe Railtel BV
  (Netherlands), Sr. Notes,
  11.50%, 08/15/07(a)
  (Acquired 08/14/97-09/02/97;
  Cost $29,303,500)                 28,660,000       31,955,900
---------------------------------------------------------------
International CableTel, Inc.,
  Sr. Notes, 11.50%, 02/01/06(d)    24,200,000       19,118,000
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
TELEPHONE-(CONTINUED)

Nextlink Communications Inc.,
  Sr. Notes, 12.50%, 04/15/06     $ 26,620,000   $   30,479,900
---------------------------------------------------------------
                                                    103,164,150
---------------------------------------------------------------

TRUCKERS-1.10%

AmeriTruck Distribution Corp.,
  Series B Sr. Sub. Notes,
  12.25%, 11/15/05                  19,800,000       19,701,000
---------------------------------------------------------------
Travelcenters of America Inc.,
  Sr. Gtd. Unsec. Sub. Deb.,
  10.25%, 04/01/07                  17,530,000       18,494,150
---------------------------------------------------------------
                                                     38,195,150
---------------------------------------------------------------

TRUCKS & PARTS-0.48%

Blue Bird Body Co., Series B Sr.
  Sub. Notes, 10.75%, 11/15/06      15,425,000       16,659,000
---------------------------------------------------------------

WASTE MANAGEMENT-1.11%

Allied Waste Industries, Inc.,
  Sr. Disc. Notes, 11.30%,
  06/01/07(a)(d)
  (Acquired 05/01/97; cost
  $17,920,032)                      31,200,000       22,074,000
---------------------------------------------------------------
Norcal Waste Systems Inc.,
  Series B Sr. Gtd. Notes,
  13.50%, 11/15/05                  14,280,000       16,493,400
---------------------------------------------------------------
                                                     38,567,400
---------------------------------------------------------------
    Total Corporate Bonds &
      Notes                                       3,066,873,630
---------------------------------------------------------------

                                     SHARES
COMMON STOCKS & OTHER EQUITY INTERESTS-0.37%

PUBLISHING (NEWSPAPERS)-0.05%

Affiliated Newspaper Investments(i)     13,826        1,527,773
---------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-0.02%

Cobblestone Holdings Inc.(i)            23,250          813,750
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.30%

Celcaribe S.A. Ordinary Trust
  Certificates(i)                    2,276,400        9,105,600
---------------------------------------------------------------
Nextel Communications, Inc.(i)          52,195        1,357,070
---------------------------------------------------------------
                                                     10,462,670
---------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests                               12,804,193
---------------------------------------------------------------

PREFERRED STOCKS-2.65%

BROADCASTING (TELEVISION, RADIO & CABLE)-0.71%

Cablevision Systems Corp.,
  Series M, 11.125% PIK Conv. Pfd.(i)  209,720       24,537,282
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.01%

ICG Holdings, Inc., $14.25 Pfd.(i)         404          481,207
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ELECTRICAL EQUIPMENT-0.39%

EchoStar Communications Corp.,
  12.1250% PIK Pfd.(i)                  13,000   $   13,422,500
---------------------------------------------------------------

ENTERTAINMENT-0.00%

Time Warner Inc.-Series M,
  $102.50 PIK Conv. Pfd.(i)                  1            1,154
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.24%

Kelley Oil & Gas Corp., $2.625
  Conv. Pfd.(i)                        370,000        8,140,000
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.83%

Nextel Communications, Inc.,
  13.00% PIK Pfd.(i)                    24,831       28,555,596
---------------------------------------------------------------

TELEPHONE-0.47%

Intermedia Communications Inc.,
  7.00% Conv. Pfd.(a)(i)
  (Acquired 10/24/97; Cost
  $14,500,000)                         580,000       16,385,000
---------------------------------------------------------------
    Total Preferred Stocks                           91,522,739
---------------------------------------------------------------

RIGHTS & WARRANTS-0.37%

CHEMICALS-0.01%

Sterling Chemicals Holdings,
  expiring 08/15/08(i)                   7,500          225,000
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.02%

Electronic Retailing Systems
  International, expiring
  02/01/04(i)                           28,652          573,040
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.01%

Republic Health Corp., expiring
  04/03/00(i)                           17,500          315,000
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.01%

Glasstech Inc., expiring
  06/30/04(i)                           12,000           12,000
---------------------------------------------------------------
Highwaymaster Communication Inc.,
  expiring 01/20/49(a)(i)
  (Acquired 09/18/97-09/24/97;
  Cost $0)                              18,310           18,310
---------------------------------------------------------------
MVE Inc., expiring 02/15/02(i)           6,750          202,500
---------------------------------------------------------------
Primus Telecommunications,
  expiring 08/01/04(i)                  20,000          200,000
---------------------------------------------------------------
Resort At Summerlin Corp.,
  expiring 12/15/07(i)                  20,000              200
---------------------------------------------------------------
                                                        433,010
---------------------------------------------------------------
IRON & STEEL-0.00%

Bar Technologies Inc., expiring
  04/01/01(i)                            6,000           36,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MANUFACTURING (SPECIALIZED)-0.01%

Berry Plastics Corp., expiring
  04/15/04(i)                            6,000   $      270,120
---------------------------------------------------------------

METAL FABRICATORS-0.00%

Gulf States Steel Corp.,
  expiring 04/15/03(i)                  15,990           71,955
---------------------------------------------------------------

PERSONAL CARE-0.04%

IHF Capital Inc., Series H,
  expiring 11/14/99(a)(i)
    (Acquired 11/04/94; Cost $0)         8,000        1,280,000
---------------------------------------------------------------
  Series I, expiring 11/14/99(a)(i)
    (Acquired 11/04/94-03/01/95;
    Cost $0)                             7,250          366,125
---------------------------------------------------------------
                                                      1,646,125
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.14%

Cellnet Data System, expiring
  10/01/07(i)                           29,000          580,000
---------------------------------------------------------------
Clearnet Communications Inc.
  expiring 09/15/05(i)                 100,716          956,802
---------------------------------------------------------------
ICG Communications, Inc.,
  expiring 10/15/05(i)                  39,600          574,200
---------------------------------------------------------------
McCaw Intl. Ltd., expiring
  04/15/07(i)                           39,500           98,750
---------------------------------------------------------------
Microcell Telecommunications
  Inc., expiring 06/01/06(a)(i)
  (Acquired 12/18/96; Cost
  $992,888)                            118,000        1,711,000
---------------------------------------------------------------
Orion Network Systems, Inc.,
  expiring 01/15/07(i)                  43,600          538,400
---------------------------------------------------------------
Powertel Inc., expiring
  02/01/06(i)                           42,656          399,900
---------------------------------------------------------------
                                                      4,859,052
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.12%

RSL Communications, Ltd. (United
  Kingdom), expiring 11/15/06(a)(i)
  (Acquired 09/30/96-12/08/97;
  Cost $2,023,063)                      45,145        4,175,912
---------------------------------------------------------------

TELEPHONE-0.01%

ESAT Holdings Ltd., expiring
  02/01/07(i)
  (Acquired 06/16/97; Cost $0)          25,530           95,738
---------------------------------------------------------------
Intermedia Communications Inc.,
  expiring 06/01/00(a)(i)
  (Acquired 10/25/95; Cost $0)           1,500          165,000
---------------------------------------------------------------
                                                        260,738
---------------------------------------------------------------

    Total Rights & Warrants                          12,865,952
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
U.S. TREASURY SECURITIES-5.30%

NOTES-5.30%

  11.75%, 02/15/01                $ 25,000,000   $   29,327,500
---------------------------------------------------------------
  13.125%, 05/15/01                 25,000,000       30,672,500
---------------------------------------------------------------
  15.75%, 11/15/01                  25,000,000       33,610,250
---------------------------------------------------------------
  13.375%, 08/15/01                 30,000,000       37,465,500
---------------------------------------------------------------
  14.25%, 02/15/02                  40,000,000       52,389,200
---------------------------------------------------------------
    Total U.S. Treasury Securities                  183,464,950
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
REPURCHASE AGREEMENT-1.23%(j)

Goldman Sachs & Co., 4.75%,
  01/02/98(k)                     $ 42,498,660   $   42,498,660
---------------------------------------------------------------
TOTAL INVESTMENTS-98.55%                          3,410,030,124
---------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-1.45%                  50,299,302
---------------------------------------------------------------
NET ASSETS-100.00%                               $3,460,329,426
===============================================================

Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 12/31/97 was $953,241,762 which represented 27.55% of the Fund's net assets.
(b) Issued as a unit. This unit also includes 15,500 warrants to purchase 31.12 shares of common stock per warrant.
(c) Zero coupon bonds. Interest rate shown represents the rate of original issue discount.
(d) Discounted bond at purchase. Interest rate shown represents coupon rate at which the bond will accrue at a specified future date.
(e) Issued as a unit. This unit also includes 35,650 warrants to purchase .003734 shares of preferred stock per warrant.
(f) Issued as a unit. This unit also includes 9,250 warrants to buy 4.535 shares of common stock per warrant.
(g) Issued as a unit. This unit also includes 22,085 warrants to buy 1.9 shares of common stock per warrant.
(h) Issued as a unit. This unit also includes 804,650 warrants to buy 1 share of common stock per warrant.
(i) Non-income producing security.
(j) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(k) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,105,556. Collateralized by $384,914,000 U.S. Government agency obligations, 5.625% to 6.625% due 11/30/99 to 02/15/27 with an aggregate market value at 12/31/97 of $408,401,531.

Abbreviations:

Conv.   - Convertible
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guarantee
PIK     - Payment in Kind
Pfd.    - Preferred
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Wts.    - Warrants

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

ASSETS:

Investments, at market value (cost
  $3,268,502,635)                           $3,410,030,124
----------------------------------------------------------
Receivables for:
  Investments sold                               1,941,550
----------------------------------------------------------
  Fund shares sold                              16,416,473
----------------------------------------------------------
  Dividends and interest                        69,937,898
----------------------------------------------------------
Investment for deferred compensation plan           60,157
----------------------------------------------------------
Other assets                                        97,377
----------------------------------------------------------
    Total assets                             3,498,483,579
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                        19,936,494
----------------------------------------------------------
  Dividends                                     12,857,399
----------------------------------------------------------
  Deferred compensation plan                        60,157
----------------------------------------------------------
Accrued advisory fees                            1,383,818
----------------------------------------------------------
Accrued administrative service fees                  9,059
----------------------------------------------------------
Accrued distribution fees                        2,855,006
----------------------------------------------------------
Accrued trustees' fees                               5,147
----------------------------------------------------------
Accrued transfer agent fees                        350,310
----------------------------------------------------------
Accrued operating expenses                         696,763
----------------------------------------------------------
    Total liabilities                           38,154,153
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $3,460,329,426
----------------------------------------------------------

NET ASSETS:

Class A                                     $1,786,351,699
==========================================================
Class B                                     $1,647,801,094
==========================================================
Class C                                     $   26,176,633
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        175,835,012
==========================================================
Class B                                        162,246,965
==========================================================
Class C                                          2,581,428
==========================================================
Class A:

  Net asset value and redemption price per
    share                                   $        10.16
==========================================================
  Offering price per share:
    (Net asset value of $10.16
    divided by 95.25%)                      $        10.67
==========================================================
Class B:
  Net asset value and offering price per
    share                                   $        10.16
==========================================================
Class C:
  Net asset value and offering price per
    share                                   $        10.14
==========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:

Interest                                     $279,638,436
---------------------------------------------------------
Dividends                                       2,764,016
---------------------------------------------------------
    Total investment income                   282,402,452
---------------------------------------------------------

EXPENSES:

Advisory fees                                  13,632,090
---------------------------------------------------------
Administrative service fees                       111,767
---------------------------------------------------------
Custodian fees                                    197,027
---------------------------------------------------------
Transfer agent fees -- Class A                  1,720,365
---------------------------------------------------------
Transfer agent fees -- Class B                  1,564,093
---------------------------------------------------------
Transfer agent fees -- Class C                      4,991
---------------------------------------------------------
Trustees' fees                                     23,732
---------------------------------------------------------
Distribution fees -- Class A                    3,699,344
---------------------------------------------------------
Distribution fees -- Class B                   13,453,229
---------------------------------------------------------
Distribution fees -- Class C                       42,927
---------------------------------------------------------
Other                                           1,163,559
---------------------------------------------------------
    Total expenses                             35,613,124
---------------------------------------------------------
Less: Expenses paid indirectly                   (224,536)
---------------------------------------------------------
    Net expenses                               35,388,588
---------------------------------------------------------
Net investment income                         247,013,864
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM
  INVESTMENT SECURITIES:

Net realized gain from investment securities   62,942,651
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   18,112,537
---------------------------------------------------------
    Net gain on investment securities          81,055,188
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $328,069,052
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                   1997              1996
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $  247,013,864    $  174,137,830
----------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities             62,942,651        17,869,656
----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities            18,112,537        86,550,248
----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         328,069,052       278,557,734
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                       (133,510,208)     (102,842,087)
----------------------------------------------------------------------------------------------
  Class B                                                       (111,521,456)      (72,629,856)
----------------------------------------------------------------------------------------------
  Class C                                                           (357,582)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        469,620,256       327,466,596
----------------------------------------------------------------------------------------------
  Class B                                                        540,779,350       466,449,407
----------------------------------------------------------------------------------------------
  Class C                                                         26,215,648                --
----------------------------------------------------------------------------------------------
    Net increase in net assets                                 1,119,295,060       897,001,794
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          2,341,034,366     1,444,032,572
----------------------------------------------------------------------------------------------
  End of period                                               $3,460,329,426    $2,341,034,366
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $3,332,603,649    $2,295,988,395
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              4,691,600         2,868,653
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities                                        (18,493,312)      (81,237,634)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities               141,527,489       123,414,952
----------------------------------------------------------------------------------------------
                                                              $3,460,329,426    $2,341,034,366
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: the Class A shares, the Class B shares, and the Class C shares. The new Class C shares commenced sales on August 4, 1997. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange (except convertible bonds) are valued at the last sales price on the exchange where principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Trustees, or persons designated by the Board of Trustees, determines that over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually subject to restrictions noted in section "C" below. On December 31, 1997, undistributed net investment income was increased by $198,329 and undistributed net realized gains reduced by $198,329 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $5,680,483 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% of the first $200 million of the Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.50% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.45% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $111,767 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1997, the Fund paid AFS $2,021,415 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee by the Class B or Class C shares under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended December 31, 1997, the Class A shares and Class B shares and the period August 4, 1997 (date sales commenced) through December 31, 1997, the Class A, Class B and Class C shares paid AIM Distributors $3,699,344, $13,453,229 and $42,927, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $2,043,967 from sales of the Class A shares of the Fund during the year ended December 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1997, for the Class A shares and Class B shares, and the period August 4, 1997 (date sales commenced) through December 31, 1997, for the Class C shares, the Class A, Class B and Class C shares paid AIM Distributors $3,699,344, $13,453,209, and $42,927 respectively, as compensation under the Plans.
  During the year ended December 31, 1997, the Fund paid legal fees of $10,687 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced Fund expenses by $11,070 during the year ended December 31, 1997. Also during the year ended December 31, 1997 the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $31,501 and $181,965, respectively, under expense offset arrangements. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $224,536 during the year ended December 31, 1997.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended December 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $3,485,380,448 and $2,193,406,469, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 was as follows:

Aggregate unrealized appreciation of investment securities                                                $174,083,384
----------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                               (34,437,108)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                                      $139,646,276
======================================================================================================================

Cost of investments for tax purposes is $3,270,383,848.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                                                       1997                            1996
                                                           -----------------------------   ----------------------------
                                                             SHARES          AMOUNT           SHARES         AMOUNT
                                                           -----------   ---------------   ------------   -------------
Sold:
  Class A                                                   93,715,770   $   935,998,102     76,485,479   $ 725,785,892
---------------------------------------------------------  -----------   ---------------   ------------   -------------
  Class B                                                   74,428,033       739,555,783     63,383,789     605,130,108
---------------------------------------------------------  -----------   ---------------   ------------   -------------
  Class C*                                                   2,840,747        28,847,843             --              --
---------------------------------------------------------  -----------   ---------------   ------------   -------------
Issued as reinvestment of dividends:
  Class A                                                    8,409,927        83,983,856      6,674,252      64,083,963
---------------------------------------------------------  -----------   ---------------   ------------   -------------
  Class B                                                    5,178,022        54,019,940      3,798,909      36,390,618
---------------------------------------------------------  -----------   ---------------   ------------   -------------
  Class C*                                                      19,254           195,246             --              --
---------------------------------------------------------  -----------   ---------------   ------------   -------------
Reacquired:
  Class A                                                  (55,082,159)     (550,361,702)   (48,380,296)   (462,403,259)
---------------------------------------------------------  -----------   ---------------   ------------   -------------
  Class B                                                  (25,424,400)     (252,796,373)   (18,351,224)   (175,071,319)
---------------------------------------------------------  -----------   ---------------   ------------   -------------
  Class C*                                                    (278,573)       (2,827,441)            --              --
---------------------------------------------------------  -----------   ---------------   ------------   -------------
                                                           103,806,621   $ 1,036,615,254     83,610,909   $ 793,916,003
                                                           ===========   ===============   ============   =============

* Class C shares commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during each of the years in the five-year period ended December 31, 1997, for a share of Class B outstanding during each of the years in the four-year period ended December 31, 1997 and the period September 1, 1993 (date sales commenced) through December 31, 1993, and for a share of Class C outstanding during the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                 1997           1996          1995         1994        1993
                                                              ----------     ----------     --------     --------    --------
Net asset value, beginning of period                          $     9.88     $     9.43     $   8.93     $  10.05     $  9.40
------------------------------------------------------------  ----------     ----------     --------     --------    --------
Income from investment operations:
  Net investment income                                             0.90           0.92         0.93         0.96        0.97
------------------------------------------------------------  ----------     ----------     --------     --------    --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.28           0.46         0.52        (1.12)       0.69
------------------------------------------------------------  ----------     ----------     --------     --------    --------
    Total from investment operations                                1.18           1.38         1.45        (0.16)       1.66
------------------------------------------------------------  ----------     ----------     --------     --------    --------
Less distributions:
  Dividends from net investment income                             (0.90)         (0.93)       (0.95)       (0.96)      (1.01)
------------------------------------------------------------  ----------     ----------     --------     --------    --------
Net asset value, end of period                                $    10.16     $     9.88     $   9.43     $   8.93     $ 10.05
============================================================  ==========     ==========     ========     ========    ========
Total return(a)                                                    12.52%         15.44%       16.86%       (1.67)%     18.40%
============================================================  ==========     ==========     ========     ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,786,352     $1,272,974     $886,106     $578,959     $50,760
============================================================  ==========     ==========     ========     ========    ========
Ratio of expenses to average net assets                             0.90%(b)(c)    0.97%        0.96%        1.00%       1.12%
============================================================  ==========     ==========     ========     ========    ========
Ratio of net investment income to average net assets                9.08%(b)       9.67%        9.95%       10.07%       9.82%
============================================================  ==========     ==========     ========     ========    ========
Portfolio turnover rate                                               80%            77%          61%          53%         53%
============================================================  ==========     ==========     ========     ========    ========

(a) Does not deduct sales charges.

(b) Ratios are based on average net assets of $1,479,737,639.

(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly the ratio of expenses to average net assets would have been 0.89%.

                                                                          CLASS B                                 CLASS C
                                              ---------------------------------------------------------------     --------
                                                 1997           1996          1995         1994        1993         1997
                                              ----------     ----------     --------     --------     -------     --------
Net asset value, beginning of period          $     9.88     $     9.42     $   8.92     $  10.04     $  9.96     $  10.04
--------------------------------------------  ----------     ----------     --------     --------     -------     --------
Income from investment operations:
  Net investment income                             0.83           0.85         0.85         0.87        0.32         0.35
--------------------------------------------  ----------     ----------     --------     --------     -------     --------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.28           0.47         0.52        (1.10)       0.07         0.10
--------------------------------------------  ----------     ----------     --------     --------     -------     --------
    Total from investment operations                1.11           1.32         1.37        (0.23)       0.39         0.45
--------------------------------------------  ----------     ----------     --------     --------     -------     --------
Less distributions:
  Dividends from net investment income             (0.83)         (0.86)       (0.87)       (0.89)      (0.31)       (0.35)
--------------------------------------------  ----------     ----------     --------     --------     -------     --------
Net asset value, end of period                $    10.16     $     9.88     $   9.42     $   8.92     $ 10.04     $  10.14
============================================  ==========     ==========     ========     ========     =======     ========
Total return(a)                                    11.71%         14.68%       15.91%       (2.48)%      4.00%        4.49%
============================================  ==========     ==========     ========     ========     =======     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $1,647,801     $1,068,060     $557,926     $191,338     $31,264     $ 26,177
============================================  ==========     ==========     ========     ========     =======     ========
Ratio of expenses to average net assets             1.65%(b)(c)    1.68%        1.73%        1.80%       1.93%(d)     1.68%(b)(c)(d)
============================================  ==========     ==========     ========     ========     =======     ========
Ratio of net investment income to average
  net assets                                        8.33%(b)       8.95%        9.18%        9.27%       8.99%(d)     8.30%(b)(d)
============================================  ==========     ==========     ========     ========     =======     ========
Portfolio turnover rate                               80%            77%          61%          53%         53%          80%
============================================  ==========     ==========     ========     ========     =======     ========

(a) Does not deduct contingent deferred sales charges and for periods less than one year are not annualized.

(b) Ratios are based on average net assets of $1,345,322,915 and $10,445,598, respectively, for Class B and Class C.

(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly the ratio of expenses to average net assets would have been the same for Class B and would have been 1.66% (annualized) for Class C.

(d) Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Income Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Income Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       February 6, 1998

SCHEDULE OF INVESTMENTS

December 31, 1997

                                  PRINCIPAL       MARKET
                                  AMOUNT(a)        VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE

BONDS & NOTES-70.07%

AGRICULTURAL PRODUCTS-0.24%

Hines Horticulture, Inc.,
  Series B Sr. Gtd. Sub. Notes,
  11.75%, 10/15/05               $  1,000,000   $ 1,105,000
-----------------------------------------------------------

AIRLINES-2.54%

Airplanes Pass Through Trust,
  Sub. Bonds, 10.875%, 03/15/19     1,810,000     2,037,390
-----------------------------------------------------------
Delta Air Lines, Inc.,
  Deb., 9.00%, 05/15/16               500,000       591,205
-----------------------------------------------------------
  Equipment Trust Cert., 10.50%
    04/30/16                        5,000,000     6,430,900
-----------------------------------------------------------
United Air Lines, Inc., Pass
  Through Certificates, 9.56%,
  10/19/18                          2,325,000     2,859,145
-----------------------------------------------------------
                                                 11,918,640
-----------------------------------------------------------

AUTOMOBILES-1.75%

General Motors Corp., Deb.,
  8.80%, 03/01/21                   6,700,000     8,225,657
-----------------------------------------------------------

BANKS (MAJOR REGIONAL)-1.29%

First Union Bancorp, Sub. Deb.,
  7.50%, 04/15/35                   5,300,000     6,054,879
-----------------------------------------------------------

BANKS (MONEY CENTER)-0.66%

Bankers Trust New York Corp.,
  Gtd. Notes, 7.875%, 02/25/27      3,000,000     3,092,895
-----------------------------------------------------------

BANKS (REGIONAL)-1.34%

HSBC Americas Inc., Sub. Notes,
  7.00%, 11/01/06                   1,000,000     1,020,520
-----------------------------------------------------------
Mercantile Bancorp Inc., Unsec.
  Sub. Notes, 7.30%, 06/15/07       5,000,000     5,264,650
-----------------------------------------------------------
                                                  6,285,170
-----------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-3.57%

Coca-Cola Enterprises, Inc.,
  Putable Notes, 7.24%,
  06/20/20(b)                      74,000,000    16,763,220
-----------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-3.91%

Diamond Cable Communications
  PLC (United Kingdom), Sr.
  Yankee Disc. Notes, 11.75%,
  12/15/05(c)                       4,000,000     3,110,000
-----------------------------------------------------------
EchoStar DBS Corp., Sr. Gtd.
  Notes, 12.50%, 07/01/02           2,340,000     2,550,600
-----------------------------------------------------------
Kabelmedia Holdings GmbH,
  (Germany) Sr. Yankee Unsec.
  Disc. Notes, 13.625%,
  08/01/06(c)                       1,400,000     1,029,000
-----------------------------------------------------------

                                  PRINCIPAL       MARKET
                                  AMOUNT(a)        VALUE
BROADCASTING (TELEVISION, RADIO & CABLE)-(CONTINUED)

Rifkin Acquisition Partners
  L.L.P., Sr. Sub. Notes,
  11.125%, 01/15/06              $    630,000   $   699,300
-----------------------------------------------------------
TCI Communications Inc., Deb.,
  8.75%, 08/01/15                   6,000,000     6,969,960
-----------------------------------------------------------
TeleWest Communications PLC
  (United Kingdom), Sr. Yankee
  Disc. Deb., 11.00%,
  10/01/07(c)                       3,000,000     2,347,500
-----------------------------------------------------------
United International Holdings,
  Inc., Sr. Sec. Disc. Notes,
  12.78%, 11/15/99(b)               2,000,000     1,650,000
-----------------------------------------------------------
                                                 18,356,360
-----------------------------------------------------------

CHEMICALS-1.51%

Nova Chemicals Ltd. (Canada),
  Yankee Deb., 7.00%, 08/15/26      2,000,000     2,055,800
-----------------------------------------------------------
Solutia Inc., Bonds, 6.72%,
  10/15/37                          3,500,000     3,561,355
-----------------------------------------------------------
Sterling Chemicals, Inc., Sr.
  Unsec. Sub. Notes, 11.75%,
  08/15/06                          1,420,000     1,455,500
-----------------------------------------------------------
                                                  7,072,655
-----------------------------------------------------------

CHEMICALS (SPECIALTY)-0.26%

Crain Industries, Inc., Sr.
  Sub. Notes, 13.50%, 08/15/05      1,070,000     1,225,150
-----------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.56%

Dialog Corp. PLC (United
  Kingdom), Sr. Sub. Notes,
  11.00%, 11/15/07
  (Acquired 11/10/97; Cost
  $1,500,000)(d)                    1,500,000     1,563,750
-----------------------------------------------------------
ProNet, Inc., Sr. Sub. Notes,
  11.875%, 06/15/05                 1,000,000     1,082,500
-----------------------------------------------------------
                                                  2,646,250
-----------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.22%

Commemorative Brands, Sr. Sub.
  Notes, 11.00%, 01/15/07           1,000,000     1,007,500
-----------------------------------------------------------

CONSUMER FINANCE-0.34%

Commercial Credit Co., Putable
  Notes, 7.875%, 02/01/25           1,400,000     1,612,352
-----------------------------------------------------------

CONTAINERS & PACKAGING (PAPER)-0.45%

BPC Holding Corp., Series B Sr.
  Notes, 12.50%, 06/15/06           1,000,000     1,095,000
-----------------------------------------------------------
MVE Inc., Sr. Sec. Notes,
  12.50%, 02/15/02                  1,000,000     1,002,500
-----------------------------------------------------------
                                                  2,097,500
-----------------------------------------------------------

                                  PRINCIPAL       MARKET
                                  AMOUNT(a)        VALUE
DISTRIBUTORS (FOOD & HEALTH)-0.39%

AmeriServ Food Co., Gtd. Sr.
  Sub. Notes, 10.125%, 07/15/07  $  1,750,000   $ 1,846,250
-----------------------------------------------------------

ELECTRIC COMPANIES-2.58%

El Paso Electric Co.,
  Series D Sec. 1st Mortgage
    Bonds, 8.90%, 02/01/06          2,500,000     2,767,875
-----------------------------------------------------------
  Series E Sec. 1st Mortgage
    Bonds, 9.40%, 05/01/11          4,600,000     5,201,680
-----------------------------------------------------------
Western Resources Inc., Sr.
  Notes, 7.125%, 08/01/09           4,000,000     4,119,360
-----------------------------------------------------------
                                                 12,088,915
-----------------------------------------------------------

ELECTRICAL EQUIPMENT-0.52%

Electronic Retailing Systems
  International, Inc., Sr.
  Disc. Notes, 13.25%,
  02/01/04(c)                       3,630,000     2,432,100
-----------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.25%

Advanced Micro Devices, Inc.,
  Sr. Sec. Notes, 11.00%,
  08/01/03                          1,100,000     1,181,125
-----------------------------------------------------------

ENTERTAINMENT-4.34%

Ascent Entertainment Group, Sr.
  Disc. Notes, 11.875%,
  12/15/04 (Acquired
  12/17/97-12/18/97; Cost
  $1,699,385)(c)(d)                 3,000,000     1,755,000
-----------------------------------------------------------
Time Warner, Inc.,
  Deb., 9.15%, 02/01/23             8,500,000    10,493,250
-----------------------------------------------------------
  Unsec. Deb., 6.85%, 01/15/26      4,300,000     4,359,555
-----------------------------------------------------------
Viacom, Inc., Sr. Notes, 7.75%,
  06/01/05                          3,650,000     3,751,142
-----------------------------------------------------------
                                                 20,358,947
-----------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.04%

Associates Corp. of North
  America, Series B Sr. Deb.,
  7.95%, 02/15/10                   6,000,000     6,713,400
-----------------------------------------------------------
U.S. West Capital Funding Inc.,
  Gtd. Notes, 6.95%, 01/15/37       2,750,000     2,843,142
-----------------------------------------------------------
                                                  9,556,542
-----------------------------------------------------------

FOODS-3.06%

ConAgra Inc., Sr. Unsec. Notes,
  7.125%, 10/01/26                  6,100,000     6,500,404
-----------------------------------------------------------
Del Monte Corp./Foods Co., Sr.
  Unsec. Sub. Notes, 12.25%,
  04/15/07                          2,080,000     2,360,800
-----------------------------------------------------------
Grand Metro Investment, Gtd.
  Bonds, 7.45%, 04/15/35            5,000,000     5,484,650
-----------------------------------------------------------
                                                 14,345,854
-----------------------------------------------------------

                                  PRINCIPAL       MARKET
                                  AMOUNT(a)        VALUE
GAMING, LOTTERY & PARIMUTUEL COMPANIES-1.28%

Coast Hotels & Casinos Inc.,
  Series B Sec. 1st Mortgage
  Gtd. Notes, 13.00%, 12/15/02   $  1,160,000   $ 1,316,600
-----------------------------------------------------------
Showboat, Inc., 1st Mortgage
  Notes, 9.25%, 05/01/08            2,000,000     2,170,000
-----------------------------------------------------------
Venetian Casino Resort LLC,
  Mortgage Notes, 12.25%,
  11/15/04 (Acquired 11/06/97;
  Cost $2,500,000)(d)               2,500,000     2,515,625
-----------------------------------------------------------
                                                  6,002,225
-----------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.87%

Tenet Healthcare Corp., Sr.
  Notes, 8.00%, 01/15/05            4,000,000     4,080,000
-----------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.69%

Paragon Health Network, Inc.,
  Sr. Sub Notes, 10.50%,
  11/01/07 (Acquired 10/30/97;
  Cost $2,118,851)(c)(d)            3,500,000     2,178,750
-----------------------------------------------------------
Sun Healthcare Group, Inc., Sr.
  Sub. Notes, 9.50%, 07/01/07
  (Acquired 10/20/97; Cost
  $1,036,250)(d)                    1,000,000     1,035,000
-----------------------------------------------------------
                                                  3,213,750
-----------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.24%

Dade International Inc., Series
  B Sr. Sub. Notes, 11.125%,
  05/01/06                          1,000,000     1,110,000
-----------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.26%

Dynacare Inc. (Canada), Sr.
  Yankee Notes, 10.75%,
  01/15/06                          1,140,000     1,205,550
-----------------------------------------------------------

HOMEBUILDING-0.17%

Continental Homes Holdings
  Corp., Sr. Unsec. Gtd. Notes,
  10.00%, 04/15/06                    745,000       804,600
-----------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.41%

Zeta Consumer Products, Sr.
  Notes, 11.25%, 11/30/07
  (Acquired 11/20/97; Cost
  $1,900,000)(d)                    1,900,000     1,942,750
-----------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.22%

Americo Life Inc., Sr. Sub.
  Notes, 9.25%, 06/01/05            1,000,000     1,027,500
-----------------------------------------------------------
Torchmark Corp., Notes, 7.875%,
  05/15/23                          4,350,000     4,686,429
-----------------------------------------------------------
                                                  5,713,929
-----------------------------------------------------------

                                  PRINCIPAL       MARKET
                                  AMOUNT(a)        VALUE
INSURANCE (PROPERTY-CASUALTY)-1.59%

Terra Nova Holdings, Co.
  (United Kingdom), Yankee Gtd.
  Notes, 7.20%, 08/15/07         $  2,000,000   $ 2,068,400
-----------------------------------------------------------
USF&G Corp., Gtd. Bonds, 8.47%,
  01/10/27                          5,000,000     5,385,800
-----------------------------------------------------------
                                                  7,454,200
-----------------------------------------------------------

IRON & STEEL-0.59%

GS Industries, Inc., Sr. Gtd.
  Notes, 12.00%, 09/01/04           1,000,000     1,098,750
-----------------------------------------------------------
Gulf States Steel Corp., 1st
  Mortgage Notes, 13.50%,
  04/15/03                          1,650,000     1,674,750
-----------------------------------------------------------
                                                  2,773,500
-----------------------------------------------------------

LODGING-HOTELS-2.26%

Hilton Hotels Corp., Notes,
  7.20%, 12/15/09                   5,000,000     5,040,500
-----------------------------------------------------------
ITT Corp., Unsec. Gtd. Deb.,
  7.375%, 11/15/15                  3,350,000     3,442,293
-----------------------------------------------------------
John Q. Hammons Hotels Inc.,
  Sec. 1st Mortgage Notes,
  9.75%, 10/01/05                   2,000,000     2,130,000
-----------------------------------------------------------
                                                 10,612,793
-----------------------------------------------------------

MACHINERY (DIVERSIFIED)-1.95%

Caterpillar Inc., Deb., 9.375%,
  08/15/11                          5,000,000     6,326,150
-----------------------------------------------------------
Elgin National Industries, Sr.
  Notes, 11.00%, 11/01/07
  (Acquired 11/03/97; Cost
  $1,690,000)(d)                    1,690,000     1,761,825
-----------------------------------------------------------
Fairfield Manufacturing Co.,
  Inc., Sr. Sub. Notes,
  11.375%, 07/01/01                 1,000,000     1,060,000
-----------------------------------------------------------
                                                  9,147,975
-----------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.48%

MMI Products Inc., Sr. Unsec.
  Sub. Notes, 11.25%, 04/15/07      2,070,000     2,266,650
-----------------------------------------------------------

METALS MINING-0.76%

Rio Algom Ltd. (Canada), Yankee
  Unsec. Deb., 7.05%, 11/01/05      3,500,000     3,569,405
-----------------------------------------------------------

NATURAL GAS-1.02%

Enron Corp., Notes, 6.75%,
  08/01/09                          2,500,000     2,530,175
-----------------------------------------------------------
Ferrellgas Partners, Series B
  Sr. Sec. Gtd. Notes, 9.375%,
  06/15/06                          2,100,000     2,236,500
-----------------------------------------------------------
                                                  4,766,675
-----------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.29%

United Stationer Supply, Sr.
  Sub. Notes, 12.75%, 05/01/05      1,170,000     1,336,725
-----------------------------------------------------------

                                  PRINCIPAL       MARKET
                                  AMOUNT(a)        VALUE
OIL (INTERNATIONAL INTEGRATED)-1.62%

Gulf Canada Resources, Ltd.
  (Canada), Sr. Yankee Unsec.
  Notes, 8.35%, 08/01/06         $  5,100,000   $ 5,558,082
-----------------------------------------------------------
Husky Oil Ltd. (Canada), Sr.
  Yankee Notes, 7.125%,
  11/15/06                          2,000,000     2,054,840
-----------------------------------------------------------
                                                  7,612,922
-----------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.09%

Falcon Drilling Co., Inc.,
  Series B Sr. Notes, 9.75%,
  01/15/01                            410,000       431,525
-----------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-3.34%

Abraxas Petroleum Corp., Series
  B Sr. Notes, 11.50%, 11/01/04       900,000       990,000
-----------------------------------------------------------
Anadarko Petroleum Corp., Deb.,
  7.25%, 03/15/25                   5,395,000     5,758,569
-----------------------------------------------------------
Centaur Mining & Exploration,
  Ltd., Co. (Australia), Sr.
  Gtd. Notes, 11.00%, 12/01/07
  (Acquired 11/24/97; Cost
  $2,500,000)(d)                    2,500,000     2,525,000
-----------------------------------------------------------
Southwest Royalties, Inc., Sr.
  Gtd. Notes, 10.50%, 10/15/04
  (Acquired 10/08/97; Cost
  $2,550,849)(d)                    2,540,000     2,527,300
-----------------------------------------------------------
Talisman Energy, Inc. (Canada),
  Yankee Deb., 7.125%, 06/01/07     3,750,000     3,872,850
-----------------------------------------------------------
                                                 15,673,719
-----------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-1.05%

Sun Co., Inc., Deb., 9.00%,
  11/01/24                          4,000,000     4,922,240
-----------------------------------------------------------

PAPER & FOREST PRODUCTS-0.47%

Pindo Deli Pulp & Paper, Gtd.
  Notes, 10.75%, 10/01/07
  (Acquired 10/14/97-10/16/97;
  Cost $2,557,481)(d)               2,540,000     2,197,100
-----------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-1.95%

AES Corp., Sr. Sub. Notes,
  10.25%, 07/15/06                  1,000,000     1,087,500
-----------------------------------------------------------
Indiana Michigan Power, Sec.
  Lease Obligation Bonds,
  9.82%, 12/07/22                   4,969,574     6,502,738
-----------------------------------------------------------
Panda Global Energy Co.
  (China), Sr. Yankee Sec. Gtd.
  Notes, 12.50%, 04/15/04           1,720,000     1,573,800
-----------------------------------------------------------
                                                  9,164,038
-----------------------------------------------------------

                                  PRINCIPAL       MARKET
                                  AMOUNT(a)        VALUE
PUBLISHING (NEWSPAPERS)-2.02%

News America Holdings, Inc.,
  Sr. Gtd. Deb., 9.25%,
    02/01/13                     $  7,100,000   $ 8,446,941
-----------------------------------------------------------
  Sr. Gtd. Putable Bonds,
    7.43%, 10/01/26                 1,000,000     1,048,270
-----------------------------------------------------------
                                                  9,495,211
-----------------------------------------------------------

RAILROADS-0.62%

Norfolk Southern Corp., Putable
  Bonds, 7.05%, 05/01/37            2,750,000     2,915,028
-----------------------------------------------------------

RETAIL (FOOD CHAINS)-0.86%

Great Atlantic & Pacific Tea
  Co., Inc. (Canada), Yankee
  Gtd. Notes, 7.78%, 11/01/00
  (Acquired 10/18/95; Cost
  $3,900,000)(d)                    3,900,000     4,028,330
-----------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.43%

Big 5 Corp., Senior Notes,
  10.88%, 11/15/07 (Acquired
  11/07/97-11/24/97; Cost
  $1,990,110)(d)                    2,000,000     2,000,000
-----------------------------------------------------------

RETAIL (SPECIALTY)-0.60%

CSK Auto Inc., Sr. Gtd. Sub.
  Deb., 11.00%, 11/01/06              650,000       718,250
-----------------------------------------------------------
Icon Health & Fitness, Series B
  Sr. Sub. Notes, 13.00%,
  07/15/02                          1,200,000     1,347,000
-----------------------------------------------------------
Wilson's-The Leather Experts,
  Inc., Sr. Notes, 11.25%,
  08/15/04 (Acquired 08/14/97;
  Cost $760,000)(d)                   760,000       752,400
-----------------------------------------------------------
                                                  2,817,650
-----------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.24%

J Crew Operating Corp., Sr.
  Sub. Notes, 10.375%, 10/15/07
  (Acquired 10/14/97; Cost
  $1,255,000)(d)                    1,255,000     1,116,950
-----------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.56%

Sovereign Bancorp, Inc., Sub.
  Notes, 8.00%, 03/15/03            2,500,000     2,634,300
-----------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-1.04%

Laidlaw Inc. (Canada), Yankee
  Deb., 6.72%, 10/01/27             2,000,000     2,031,700
-----------------------------------------------------------
Pegasus Shipping Hellas, Co.
  (Bermuda), Gtd. Sr. Mortgage
  Notes, 11.875%, 11/15/04
  (Acquired 11/19/97; Cost
  $2,753,956)(d)                    2,850,000     2,835,750
-----------------------------------------------------------
                                                  4,867,450
-----------------------------------------------------------

                                  PRINCIPAL       MARKET
                                  AMOUNT(a)        VALUE
SHIPPING-1.58%

Gearbulk Holding Ltd., Sr.
  Notes, 11.25%, 12/01/04        $  1,000,000   $ 1,102,500
-----------------------------------------------------------
Hutchison Whampoa Ltd. (Cayman
  Islands), Series D Sr. Gtd.
  Unsec. Unsub. Deb., 6.988%,
  08/01/37 (Acquired 12/15/97;
  Cost $4,689,900)(d)               5,000,000     4,672,200
-----------------------------------------------------------
Stena A.B.(Sweden), Sr. Yankee
  Unsec. Notes, 10.50%,
  12/15/05                          1,500,000     1,638,750
-----------------------------------------------------------
                                                  7,413,450
-----------------------------------------------------------

SOVEREIGN DEBT-2.59%

Province of Manitoba (Canada),
  Yankee Bonds, 7.75%, 07/17/16     7,500,000     8,585,250
-----------------------------------------------------------
Province of Quebec (Canada),
  Yankee Deb., 6.29% 03/06/26       3,500,000     3,574,025
-----------------------------------------------------------
                                                 12,159,275
-----------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-2.28%

Clearnet Communications
  Inc.(Canada), Sr. Yankee
  Unsec. Disc. Notes, 14.75%,
  12/15/05(c)                         920,000       737,150
-----------------------------------------------------------
Nextel Communications, Sr.
  Disc. Notes, 9.75%, 10/31/07
  (Acquired 10/22/97-10/23/97;
  Cost $3,061,031)(c)(d)            5,000,000     3,100,000
-----------------------------------------------------------
Orion Network Systems, Inc.,
  Sr. Notes, 11.25%,
  01/15/07(e)                       3,400,000     3,867,500
-----------------------------------------------------------
Pricellular Wireless Corp., Sr.
  Notes, 10.75%, 11/01/04           1,425,000     1,556,812
-----------------------------------------------------------
Sygnet Wireless Inc., Sr.
  Unsec. Notes, 11.50%,
  10/01/06                          1,320,000     1,432,200
-----------------------------------------------------------
                                                 10,693,662
-----------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-1.11%

Esprit Telecom Group PLC
  (United Kingdom), Sr. Yankee
  Notes, 11.50%, 12/15/07           1,500,000     1,552,500
-----------------------------------------------------------
MCI Communications Corp.,
  Putable Sr. Unsec. Deb.,
  7.125%, 06/15/27                  2,750,000     2,877,985
-----------------------------------------------------------
PhoneTel Technologies, Inc.,
  Sr. Unsec. Gtd. Notes,
  12.00%, 12/15/06                    740,000       771,450
-----------------------------------------------------------
                                                  5,201,935
-----------------------------------------------------------

TELEPHONE-0.24%

Hermes Europe Railtel BV
  (Netherlands), Sr. Yankee
  Notes, 11.50%, 08/15/07
  (Acquired 08/14/97; Cost
  $1,006,125)(d)                      990,000     1,103,850
-----------------------------------------------------------

                                  PRINCIPAL       MARKET
                                  AMOUNT(a)        VALUE
TRUCKERS-0.49%

Travelcenters of America Inc.,
  Sr. Gtd. Unsec. Sub. Deb.,
  10.25%, 04/01/07               $  2,180,000   $ 2,299,900
-----------------------------------------------------------

WASTE MANAGEMENT-0.99%

Allied Waste Industries, Inc.,
  Sr. Disc. Notes, 11.30%,
  06/01/07 (Acquired 05/01/97;
  Cost $2,931,642)(c)(d)            4,930,000     3,487,975
-----------------------------------------------------------
Norcal Waste Systems Inc.,
  Series B Sr. Gtd. Notes,
  13.50%, 11/15/05                  1,000,000     1,155,000
-----------------------------------------------------------
                                                  4,642,975
-----------------------------------------------------------
    Total U.S. Dollar Denominated
       Non-Convertible Bonds & Notes            328,665,198
-----------------------------------------------------------

U.S. DOLLAR DENOMINATED CONVERTIBLE
  BONDS & NOTES-1.28%

COMPUTERS (PERIPHERALS)-0.29%

EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02 (Acquired
  03/06/97; Cost $1,000,000)(d)     1,000,000     1,349,750
-----------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.43%

Omnicare, Inc., Sub. Deb.,
  5.00%, 12/01/07 (Acquired
  12/04/97; Cost $2,000,000)(d)     2,000,000     2,030,000
-----------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.29%

U.S. Filter Corp., Conv. Sub.
  Notes, 6.00%, 09/15/05              800,000     1,373,528
-----------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.27%

CUC International, Inc., Conv.
  Sub. Notes, 3.00%, 02/15/02
  (Acquired 02/05/97; Cost
  $1,000,000)(d)                    1,000,000     1,255,940
-----------------------------------------------------------
    Total U.S. Dollar
       Denominated Convertible
       Bonds & Notes                              6,009,218
-----------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED
  NON-CONVERTIBLE BONDS & NOTES(f)-6.58%

CANADA-4.92%

Bank of Montreal (Banks-Money Center),
  Sub. Deb., 7.92%, 07/31/12           CAD
  4,000,000                                       3,154,459
-----------------------------------------------------------
Bell Canada (Telephone), Unsec.
  Deb., 10.875, 10/11/04            3,000,000     2,647,885
-----------------------------------------------------------
Bell Mobility Cellular Inc.
  (Telecommunications-Cellular/Wireless),
  Deb., 6.55%, 06/02/08             2,250,000     1,584,959
-----------------------------------------------------------

                                  PRINCIPAL       MARKET
                                  AMOUNT(a)        VALUE
CANADA-(CONTINUED)

Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 11.75%,
  08/13/07(c)                    $  8,200,000   $ 3,643,679
-----------------------------------------------------------
Microcell Telecommunications
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 11.125%,
  10/15/07 (Acquired 10/08/97;
  Cost $1,517,301)(c)(d)            3,500,000     1,359,295
-----------------------------------------------------------
NAV Canada (Services-Commercial
  & Consumer), Bonds, 7.40%,
  06/01/27                          2,500,000     1,996,606
-----------------------------------------------------------
Teleglobe Canada, Inc.
  (Telephone), Unsec. Deb.,
  8.35%, 06/20/03                   5,000,000     3,882,859
-----------------------------------------------------------
Trans-Canada Pipelines (Natural
  Gas), Series Q Deb., 10.625%,
  10/20/09                          1,750,000     1,665,834
-----------------------------------------------------------
  Unsec. Notes, 8.55%, 02/01/06     3,000,000     2,430,209
-----------------------------------------------------------
Westcoast Energy, Inc.
  (Oil & Gas-Exploration &
  Production), Deb., 6.45%, 12/18/06
  (Acquired 12/03/96; Cost
  $739,252)(d)                      1,000,000       717,540
-----------------------------------------------------------
                                                 23,083,325
-----------------------------------------------------------

GERMANY-0.41%

LKB Global (Financial-Diversified),
  Gtd. Notes, 6.00%, 01/25/06
                                DEM 3,300,000     1,901,306
-----------------------------------------------------------

NEW ZEALAND-0.49%

International Bank for Reconstruction &
  Development (Banks-Money Center),
  Sr. Notes, 6.77%, 08/20/07(b)
                                NZD 8,000,000     2,309,547
-----------------------------------------------------------

UNITED KINGDOM-0.76%

Sutton Bridge Financial
  Ltd. (Financial-Diversified), Gtd.
  Eurobonds,
  8.625%, 06/30/22 (Acquired 05/29/97;
  Cost $3,260,479)(d)
                                GBP 2,000,000     3,551,582
-----------------------------------------------------------
    Total Non-U.S. Dollar Denominated
       Non-Convertible Bonds & Notes             30,845,760
-----------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED
  CONVERTIBLE BONDS & NOTES(f)-5.10%

GERMANY-1.07%

Daimler-Benz A.G. (Automobiles), Conv. Gtd.
  Unsub. Eurobonds, 4.125%, 07/05/03
                                DEM 6,440,000   $ 5,011,673
-----------------------------------------------------------

JAPAN-3.05%

Matsushita Electric Industrial Co. Ltd.
  (Electrical Equipment), Conv. Bonds,
  1.30%, 03/29/02
                              JPY 250,000,000     2,378,992
-----------------------------------------------------------
Sony Corp. (Electrical
  Equipment),
  Conv. Deb., 1.40%, 03/31/05     465,000,000     5,288,543
-----------------------------------------------------------

                                  PRINCIPAL       MARKET
                                  AMOUNT(a)        VALUE
JAPAN-(CONTINUED)

Toyota Motor Corp.
  (Automobiles),
  Conv. Bonds, 1.20%, 01/28/98   $455,000,000   $ 6,655,816
-----------------------------------------------------------
                                                 14,323,351
-----------------------------------------------------------

SWITZERLAND-0.24%

Yamada Denki Co. Ltd.
  (Retail-Computers & Electronics),
  Unsec. Conv. Notes, 0.25%, 03/31/00
                                CHF 1,700,000     1,116,661
-----------------------------------------------------------

UNITED KINGDOM-0.74%

British Airport Authority PLC (Airlines),
  Conv. Bonds,
  5.75%, 03/29/06
                                GBP 2,000,000     3,465,359
-----------------------------------------------------------
    Total Non-U.S. Dollar Denominated
       Convertible Bonds & Notes                 23,917,044
-----------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED
  GOVERNMENT BONDS & NOTES-9.84%(f)

CANADA-0.88%

Ontario Province, Sr. Unsec. Unsub. Global
  Bonds, 8.00%, 03/11/03
                                CAD 5,350,000     4,148,183
-----------------------------------------------------------

ITALY-0.51%

Republic of Italy, Conv. Eurobonds,
  6.50%, 06/28/01
                            ITL 3,050,000,000     2,381,466
-----------------------------------------------------------

NEW ZEALAND-1.69%

Federal National Mortgage Association,
  Notes, 7.25%, 06/20/02
                                NZD 2,900,000     1,647,547
-----------------------------------------------------------
New Zealand Government,
  Bonds, 10.00%, 03/15/02           6,500,000     4,134,626
-----------------------------------------------------------
  Bonds, 8.00%, 04/15/04            3,500,000     2,119,266
-----------------------------------------------------------
                                                  7,901,439
-----------------------------------------------------------

SWEDEN-1.71%

Swedish Government,
  Bonds, 10.25%, 05/05/03
                               SEK 19,000,000     2,884,973
-----------------------------------------------------------
  Bonds, 6.00%, 02/09/05           20,000,000     2,540,750
-----------------------------------------------------------
  Bonds, 6.50%, 10/25/06           20,000,000     2,611,720
-----------------------------------------------------------
                                                  8,037,443
-----------------------------------------------------------

UNITED KINGDOM-5.05%

Federal National Mortgage Association, Sr.
  Unsec. Notes, 6.875%, 06/07/02
                                GBP 2,400,000     3,953,662
-----------------------------------------------------------
United Kingdom Treasury,
  Bonds, 8.00%, 12/07/00            1,500,000     2,548,985
-----------------------------------------------------------
  Bonds, 7.50%, 12/07/06
                                GBP 3,100,000     5,483,492
-----------------------------------------------------------
  Gtd. Notes, 7.25%, 03/30/98       5,600,000     9,201,483
-----------------------------------------------------------

                                  PRINCIPAL       MARKET
                                  AMOUNT(a)        VALUE
UNITED KINGDOM-(CONTINUED)

  Gtd. Notes, 7.00%, 11/06/01    $  1,500,000   $ 2,492,397
-----------------------------------------------------------
                                                 23,680,019
-----------------------------------------------------------
    Total Non-U.S. Dollar Denominated
       Government Bonds & Notes                  46,148,550
-----------------------------------------------------------

                                          SHARES
DOMESTIC COMMON STOCK-0.03%

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.03%

Nextel Communications, Inc.(g)             4,601   $   119,626
--------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS-3.33%

BANKS (REGIONAL)-0.68%

Westpac Banking Corp. STRYPES
  Trust-$3.135 Conv. Pfd.                 95,000     3,182,500
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.26%

Loral Space & Communications-$3.00
  Conv. Pfd. (Acquired 11/01/96;
  Cost $1,000,000)(d)                     20,000     1,226,820
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.35%

Microsoft Corp., Series A-$2.196
  Conv. Pfd.                              18,000     1,617,750
--------------------------------------------------------------

ELECTRIC COMPANIES-0.27%

Houston Industries Inc.-$3.22 Conv.
  Pfd.                                    22,000     1,255,375
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.53%

SunAmerica, Inc.-$3.188 Conv. Pfd.        53,350     2,484,109
--------------------------------------------------------------

FOODS-0.34%

Ralston Purina Co.-$4.34 Conv. Pfd.       23,000     1,601,375
--------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.42%

Medpartners Inc.-$1.44 Conv. Pfd.         90,000     1,980,000
--------------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-0.27%

Tosco Financing Trust-$2.875 Conv.
  Pfd. (Acquired 12/10/96-12/11/96;
  Cost $1,006,950)(d)                     20,000     1,281,500
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.21%

Citizens Utilities Co.-$2.50 Conv.
  Pfd.                                    21,100     1,007,525
--------------------------------------------------------------
    Total Domestic Convertible Preferred Stocks     15,636,954
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-0.40%

ELECTRIC COMPANIES-0.40%

National Power PLC-ADR (United
  Kingdom)                                24,300       962,888
--------------------------------------------------------------
PowerGen PLC-ADR (United Kingdom)         17,300       919,062
--------------------------------------------------------------
    Total Foreign Stocks & Other Equity
      Interests                                      1,881,950
--------------------------------------------------------------

WARRANTS-0.06%

BROADCASTING (TELEVISION, RADIO & CABLE)-0.00%

Wireless One, Inc., expiring
  10/19/00(h)                              2,670             0
--------------------------------------------------------------

                                                     MARKET
                                       SHARES         VALUE
ELECTRICAL EQUIPMENT-0.02%

Electronic Retailing Systems,
  expiring 01/24/98(h)                     3,630   $    72,600
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.01%

MVE Inc., expiring 02/15/02(h)             1,000        30,000
--------------------------------------------------------------

METAL FABRICATORS-0.00%

Gulf States Steel Corp., expiring
  04/15/03(h)                              1,650         7,425
--------------------------------------------------------------

PERSONAL CARE-0.01%

IHF Capital Inc., expiring
  11/14/99(h) (Acquired
  11/04/94-12/07/94; cost $0)(d)(h)        1,200        60,600
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.02%

Clearnet Communications Inc.
  (Canada), expiring 09/15/05(h)           5,874        55,803
--------------------------------------------------------------

                                                     MARKET
                                       SHARES         VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS)-(CONTINUED)

Orion Network Systems, Inc.,
  expiring 01/15/07(h)                     3,400   $    47,600
--------------------------------------------------------------
                                                       103,403
--------------------------------------------------------------
    Total Warrants                                     274,028
--------------------------------------------------------------

                                     PRINCIPAL
                                     AMOUNT (a)
REPURCHASE AGREEMENT(i)-1.11%

Smith Barney, Inc., 6.75%,
  01/02/98(j)                        $ 5,213,923     5,213,923
--------------------------------------------------------------

TOTAL INVESTMENTS-97.80%                           458,712,251

--------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES-2.20%                 10,317,580

--------------------------------------------------------------

NET ASSETS-100.00%                                $469,029,831

--------------------------------------------------------------

Abbreviations:

ADR     - American Depositary Receipts
CAD     - Canadian Dollar
Cert.   - Certificates
CHF     - Swiss Franc
Conv.   - Convertible
Deb.    - Debentures
DEM     - German Deutschemark
Disc.   - Discounted
GBP     - British Pound
Gtd.    - Guaranteed
ITL     - Italian Lira
Pfd.    - Preferred
PRIDES  - Preferred Redemption Increase Dividend Equity Security
JPY     - Japanese Yen
NZD     - New Zealand Dollar
Sec.    - Secured
SEK     - Swedish Krona
STRYPES - Structured Yield Product Exchangeable for Stock
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Principal amount is in U.S. Dollars, except as indicated by note (f).
(b) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(c) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d) Restricted Security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 12/31/97 was $55,932,582 which represented 11.93% of the Fund's net assets.
(e) Issued as a unit. Each unit also includes warrants to purchase 0.8444 shares of common stock per warrant.
(f) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(g) Non-income producing security.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875%, due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

ASSETS:

Investments, at market value (cost
  $435,939,899)                              $458,712,251
---------------------------------------------------------
Foreign currencies, at value (cost
  $301,698)                                       301,263
---------------------------------------------------------
Receivables for:
  Forward currency contracts                    2,502,706
---------------------------------------------------------
  Fund shares sold                              1,863,627
---------------------------------------------------------
  Interest and dividends                        7,868,466
---------------------------------------------------------
Investment for deferred compensation plan          72,139
---------------------------------------------------------
Other assets                                      107,800
---------------------------------------------------------
    Total assets                              471,428,252
---------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                        1,064,087
---------------------------------------------------------
  Dividends to shareholders                       584,641
---------------------------------------------------------
  Deferred compensation plan                       72,139
---------------------------------------------------------
Accrued advisory fees                             172,603
---------------------------------------------------------
Accrued distribution fees                         342,659
---------------------------------------------------------
Accrued administrative service fees                 6,104
---------------------------------------------------------
Accrued transfer agent fees                        60,223
---------------------------------------------------------
Accrued trustees' fees                              3,760
---------------------------------------------------------
Accrued operating expenses                         92,205
---------------------------------------------------------
    Total liabilities                           2,398,421
---------------------------------------------------------
Net assets applicable to shares outstanding  $469,029,831
=========================================================

NET ASSETS:

Class A                                      $340,607,691
=========================================================
Class B                                      $125,870,516
=========================================================
Class C                                      $  2,551,624
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE

Class A                                        39,748,143
---------------------------------------------------------
Class B                                        14,719,515
---------------------------------------------------------
Class C                                           298,700
---------------------------------------------------------
CLASS A:
  Net asset value and redemption price per
    share                                    $       8.57
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.57
     divided by 95.25%)                      $       9.00
---------------------------------------------------------
CLASS B:
  Net asset value and offering price per
    share                                    $       8.55
---------------------------------------------------------
CLASS C:
  Net asset value and offering price per
    share                                    $       8.54
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:

Interest                                     $ 29,179,932
---------------------------------------------------------
Dividends (net of $24,339 foreign
  withholding tax)                                807,572
---------------------------------------------------------
    Total investment income                    29,987,504
---------------------------------------------------------

EXPENSES:

Advisory fees                                   1,801,746
---------------------------------------------------------
Administrative service fees                        81,464
---------------------------------------------------------
Custodian fees                                     90,793
---------------------------------------------------------
Trustees' fees                                     11,852
---------------------------------------------------------
Distribution fees -- Class A                      749,562
---------------------------------------------------------
Distribution fees -- Class B                    1,003,075
---------------------------------------------------------
Distribution fees -- Class C                        3,040
---------------------------------------------------------
Transfer agent fees -- Class A                    419,508
---------------------------------------------------------
Transfer agent fees -- Class B                    145,173
---------------------------------------------------------
Transfer agent fees -- Class C                        440
---------------------------------------------------------
Other                                             209,214
---------------------------------------------------------
    Total expenses                              4,515,867
---------------------------------------------------------
Less: Expenses paid indirectly                    (11,734)
---------------------------------------------------------
    Net expenses                                4,504,133
---------------------------------------------------------
Net investment income                          25,483,371
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCY TRANSACTIONS, FORWARD
  CURRENCY CONTRACTS AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        10,189,229
---------------------------------------------------------
  Foreign currency transactions                (1,785,693)
---------------------------------------------------------
  Forward currency contracts                    4,303,382
---------------------------------------------------------
  Futures contracts                            (1,794,375)
---------------------------------------------------------
                                               10,912,543
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                         7,163,467
---------------------------------------------------------
  Foreign currency transactions                   (27,949)
---------------------------------------------------------
  Forward currency contracts                    1,601,096
---------------------------------------------------------
                                                8,736,614
---------------------------------------------------------
  Net gain from investment securities,
    foreign currency transactions, forward
    currency contracts and futures
    contracts                                  19,649,157
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $ 45,132,528
---------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997              1996
                                                              ------------      ------------
OPERATIONS:

  Net investment income                                       $ 25,483,371      $ 22,816,117
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currency transactions, forward currency contracts and
    futures contracts                                           10,912,543         2,116,227
--------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currency transactions and forward currency
    contracts                                                    8,736,614         4,238,364
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        45,132,528        29,170,708
--------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (18,740,017)      (19,414,227)
--------------------------------------------------------------------------------------------
  Class B                                                       (5,379,787)       (4,277,769)
--------------------------------------------------------------------------------------------
  Class C                                                           (8,381)               --
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (3,481,635)               --
--------------------------------------------------------------------------------------------
  Class B                                                       (1,280,178)               --
--------------------------------------------------------------------------------------------
  Class C                                                          (19,105)               --
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       42,455,896        31,245,815
--------------------------------------------------------------------------------------------
  Class B                                                       36,284,875        39,218,171
--------------------------------------------------------------------------------------------
  Class C                                                        2,539,241
--------------------------------------------------------------------------------------------
    Net increase in net assets                                  97,503,437        75,942,698
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          371,526,394       295,583,696
============================================================================================
  End of period                                               $469,029,831      $371,526,394
--------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $441,939,444      $360,736,285
--------------------------------------------------------------------------------------------
  Undistributed net investment income                              (57,239)           33,129
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from sales of
    investment securities, foreign currency transactions,
    forward currency contracts and futures contracts             1,908,862        (5,745,170)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currency transactions and forward currency contracts        25,238,764        16,502,150
--------------------------------------------------------------------------------------------
                                                              $469,029,831      $371,526,394
============================================================================================

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: the Class A shares, Class B shares and the Class C shares. The new Class C shares commenced sales on August 4, 1997. Class A shares are sold with a front-end sales charge. The Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek to achieve a high level of current income consistent with reasonable concern for safety of principal by investing primarily in fixed rate corporate debt and U.S. Government obligations.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations-Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange (except convertible bonds) are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities, as well as corporate bonds and U.S. Government securities, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Outstanding contracts at December 31, 1997 were as follows:

                         Contract to
  Settlement   -------------------------------                Unrealized
     Date           Deliver          Receive       Value     Appreciation
  ----------   ------------------  -----------  -----------  ------------
   3/10/98     CHF      1,630,000   $1,131,866   $1,124,266    $   7,600
   2/20/98     DEM      8,000,000    4,674,536    4,460,092      214,444
    3/2/98     DEM      3,700,000    2,133,672    2,063,917       69,755
   1/30/98     GBP      4,300,000    7,182,720    7,090,928       91,792
   2/27/98     GBP      7,150,000   11,947,150   11,831,436      115,714
   3/31/98     GBP      5,600,000    9,314,200    9,309,535        4,665
   1/14/98     JPY    114,500,000      958,159      876,943       81,216
   1/20/98     JPY    300,000,000    2,509,410    2,297,687      211,723
    2/6/98     JPY    669,000,000    5,565,724    5,123,968      441,756
    3/5/98     JPY    718,000,000    5,660,675    5,499,476      161,199
   2/18/98     NZD     14,200,000    8,846,600    8,256,202      590,398
   3/19/98     NZD      3,500,000    2,037,000    2,036,462          538
   1/29/98     SEK     61,000,000    8,201,129    7,689,223      511,906
                                   -----------  -----------   ----------
                                   $70,162,841  $67,660,135   $2,502,706
                                   ===========  ===========   ==========

D. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually subject to restrictions noted in section "E" below. On December 31, 1997, undistributed net investment income was decreased by $1,445,554, undistributed net realized gain(loss) increased by $1,522,407 and paid-in-capital decreased by $76,853 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at an annual rate of 0.50% of the first $200 million of the Fund's average daily net assets, plus 0.40% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.35% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $81,464 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1997, the Fund paid AFS $352,055 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee by the Class B or C shares under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of
(a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended December 31, 1997 for the Class A shares and Class B shares, and the period August 4, 1997 (date sales commenced) through December 31, 1997 for the Class C shares, the Class A, Class B and Class C shares paid AIM Distributors $749,562, $1,003,075 and $3,040, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $203,261 from sales of the Class A shares of the Fund during the year ended December 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1997, AIM Distributors received $45,242 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1997, the Fund paid legal fees of $5,159 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $1,501 during the year ended December 31, 1997. Also during the year ended December 31, 1997 the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $4,486 and $5,747, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $11,734 during the year ended December 31, 1997.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended December
31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $288,736,048 and $211,539,995, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 was as follows:

Aggregate unrealized appreciation of
  investment securities                         $28,297,995
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (5,525,643)
-----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    $22,772,352
-----------------------------------------------------------
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                                                       1997                      1996
                                                              -----------------------   -----------------------
                                                               SHARES       AMOUNT       SHARES       AMOUNT
                                                              ---------   -----------   ---------   -----------
Sold:
  Class A                                                     12,161,983  $101,688,372  10,956,910  $87,131,342
-------------------------------------------------------------------------------------   -----------------------
  Class B                                                     6,428,479    53,514,758   7,662,222    60,657,835
-------------------------------------------------------------------------------------   -----------------------
  Class C*                                                      309,134     2,628,227          --            --
-------------------------------------------------------------------------------------   -----------------------
Issued as reinvestment of dividends:
  Class A                                                     1,967,802    16,363,229   1,985,876    15,762,291
-------------------------------------------------------------------------------------   -----------------------
  Class B                                                       490,120     4,073,672     357,055     2,833,327
-------------------------------------------------------------------------------------   -----------------------
  Class C*                                                        1,676        14,278          --            --
-------------------------------------------------------------------------------------   -----------------------
Reacquired:
  Class A                                                     (9,099,096) (75,595,705)  (8,997,073) (71,647,818)
-------------------------------------------------------------------------------------   -----------------------
  Class B                                                     (2,573,466) (21,303,555)  (3,079,249) (24,272,991)
-------------------------------------------------------------------------------------   -----------------------
  Class C*                                                      (12,110)     (103,264)         --            --
-------------------------------------------------------------------------------------   -----------------------
                                                              9,674,522   $81,280,012   8,885,741   $70,463,986
=====================================================================================   =======================

* Class C shares commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during each of the years in the five-year period ended December 31, 1997, for a share of Class B outstanding during each of the years in the four-year period ended December 31, 1997 and the period September 7, 1993 (date sales commenced) through December 31, 1993 and for a share of Class C outstanding during the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                 CLASS A
                                                         ----------------------------------------------------------
                                                           1997             1996       1995       1994       1993
                                                         --------         --------   --------   --------   --------
Net asset value, beginning of period                     $   8.24         $   8.17   $   7.20   $   8.45   $   8.03
------------------------------------------------------   --------         --------   --------   --------   --------
Income from investment operations:
 Net investment income                                       0.55             0.57       0.58       0.58       0.60
------------------------------------------------------   --------         --------   --------   --------   --------
 Net gains (losses) on securities (both realized and
   unrealized)                                               0.39             0.09       1.00      (1.22)      0.61
------------------------------------------------------   --------         --------   --------   --------   --------
   Total from investment operations                          0.94             0.66       1.58      (0.64)      1.21
------------------------------------------------------   --------         --------   --------   --------   --------
Less distributions:
 Dividends from net investment income                       (0.52)           (0.59)     (0.61)     (0.49)     (0.60)
------------------------------------------------------   --------         --------   --------   --------   --------
 Distributions from net realized gains                      (0.09)              --         --      (0.01)     (0.19)
------------------------------------------------------   --------         --------   --------   --------   --------
 Return of capital                                             --               --         --      (0.11)        --
------------------------------------------------------   --------         --------   --------   --------   --------
   Total distributions                                      (0.61)           (0.59)     (0.61)     (0.61)     (0.79)
------------------------------------------------------   --------         --------   --------   --------   --------
Net asset value, end of period                           $   8.57         $   8.24   $   8.17   $   7.20   $   8.45
------------------------------------------------------   --------         --------   --------   --------   --------
Total return(a)                                             11.92%            8.58%     22.77%     (7.65)%    15.38%
------------------------------------------------------   --------         --------   --------   --------   --------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $340,608         $286,183   $251,280   $201,677   $244,168
------------------------------------------------------   --------         --------   --------   --------   --------
Ratio of expenses to average net assets                      0.94%(b)(c)     0.98%       0.98%      0.98%      0.98%
------------------------------------------------------   --------         --------   --------   --------   --------
Ratio of net investment income to average net assets         6.55%(b)        7.13%       7.52%      7.53%      7.01%
------------------------------------------------------   --------         --------   --------   --------   --------
Portfolio turnover rate                                        54%             80%        227%       185%        99%
------------------------------------------------------   --------         --------   --------   --------   --------

(a) Does not deduct sales charges.

(b) Ratios are based on average net assets of $299,824,848.

(c) Includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.

                                                                               CLASS B                              CLASS C
                                                         -----------------------------------------------------      -------
                                                           1997        1996         1995     1994        1993        1997
                                                         --------     -------     -------   -------     ------      -------
Net asset value, beginning of period                     $   8.23     $  8.15     $  7.18   $  8.43     $ 8.95      $  8.38
-------------------------------------------------------  --------     -------     -------   -------     ------      -------
Income from investment operations:
 Net investment income                                       0.48        0.50        0.53      0.52       0.19         0.19
-------------------------------------------------------  --------     -------     -------   -------     ------      -------
 Net gains (losses) on securities (both realized and
   unrealized)                                               0.38        0.11        0.98     (1.23)     (0.34)        0.22
-------------------------------------------------------  --------     -------     -------   -------     ------      -------
   Total from investment operations                          0.86        0.61        1.51     (0.71)     (0.15)        0.41
-------------------------------------------------------  --------     -------     -------   -------     ------      -------
Less distributions:
 Dividends from net investment income                       (0.45)      (0.53)      (0.54)    (0.42)     (0.18)       (0.16)
-------------------------------------------------------  --------     -------     -------   -------     ------      -------
 Distributions from net realized gains                      (0.09)         --          --     (0.01)     (0.19)       (0.09)
-------------------------------------------------------  --------     -------     -------   -------     ------      -------
 Return of capital                                             --          --          --     (0.11)        --           --
-------------------------------------------------------  --------     -------     -------   -------     ------      -------
   Total distributions                                      (0.54)      (0.53)      (0.54)    (0.54)     (0.37)       (0.25)
-------------------------------------------------------  --------     -------     -------   -------     ------      -------
Net asset value, end of period                           $   8.55     $  8.23     $  8.15   $  7.18     $ 8.43      $  8.54
=======================================================  ========     =======     =======   =======     ======      =======
Total return(a)                                             10.89%       7.87%      21.72%    (8.46)%    (0.75)%       4.96%
=======================================================  ========     =======     =======   =======     ======      =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $125,871     $85,343     $44,304   $12,321     $3,602      $ 2,552
=======================================================  ========     =======     =======   =======     ======      =======
Ratio of expenses to average net assets                    1.69%(b)(c)   1.80%       1.79%     1.83%(d)   1.75%(d)(e) 1.69%(b)(c)(e)
=======================================================  ======       =======     =======   =======     ======      =======
Ratio of net investment income to average net assets       5.80%(b)      6.30%       6.71%     6.69%(f)   6.24%(e)(f)   5.80%(b)(e)
=======================================================  ======       =======     =======   =======     ======      =======
Portfolio turnover rate                                      54%           80%       227%       185%        99%          54%
=======================================================  ======       =======     ======    =======     ======      =======

(a) Does not deduct contingent deferred sales charges and are not annualized for periods less than one year.

(b) Ratios are based on average net assets of $100,307,548 and $739,696, respectively, for Class B and Class C.

(c) Includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been 1.68% for Class B and Class C.

(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.04% and 2.50% (annualized) for 1994 and 1993, respectively.

(e) Annualized.

(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 6.48% and 5.49% (annualized) for 1994 and 1993, respectively.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Intermediate Government Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Intermediate Government Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Intermediate Government Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.



                                                   KPMG Peat Marwick LLP

                       Houston, Texas
                       February 6, 1998

SCHEDULE OF INVESTMENTS

December 31, 1997

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
U.S. GOVERNMENT AGENCY SECURITIES-78.59%

FEDERAL HOME LOAN BANK-4.73%

Debentures
  5.97%, 12/11/00                  $ 5,000,000   $    5,023,950
---------------------------------------------------------------
  7.31%, 07/06/01                    4,000,000        4,184,040
---------------------------------------------------------------
  7.36%, 07/01/04                    2,800,000        3,007,676
---------------------------------------------------------------
                                                     12,215,666
---------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. ("FHLMC")-12.08%

Pass through certificates
  9.00%, 12/01/05 to 04/01/25        8,165,358        8,644,311
---------------------------------------------------------------
  8.00%, 07/01/06 to 12/01/06           29,966           30,968
---------------------------------------------------------------
  8.50%, 07/01/07 to 12/01/08        4,956,860        5,221,726
---------------------------------------------------------------
  10.50%, 09/01/09 to 01/01/21       2,991,415        3,294,400
---------------------------------------------------------------
  7.00%, 11/01/10 to 04/01/11        2,065,329        2,107,877
---------------------------------------------------------------
  6.50%, 02/01/11                    4,314,857        4,343,162
---------------------------------------------------------------
  10.00%, 11/01/11 to 02/01/16          37,850           41,059
---------------------------------------------------------------
  12.00%, 02/01/13                      24,920           28,487
---------------------------------------------------------------
  9.50%, 04/01/25                    7,005,688        7,525,573
---------------------------------------------------------------
                                                     31,237,563
---------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA")-33.20%

Debentures
  8.625%, 11/10/04                   3,500,000        3,655,785
---------------------------------------------------------------
  8.50%, 02/01/05                    4,500,000        4,709,745
---------------------------------------------------------------
  7.875%, 02/24/05                   3,000,000        3,325,620
---------------------------------------------------------------
Medium term notes
  5.97%, 07/31/00                    6,000,000        6,024,660
---------------------------------------------------------------
Pass through certificates
  6.24%, 02/01/06                    4,418,679        4,441,479
---------------------------------------------------------------
  8.50%, 01/01/07 to 03/01/07           36,079           37,488
---------------------------------------------------------------
  6.625%, 02/01/07                   4,466,185        4,620,491
---------------------------------------------------------------
  7.50%, 06/01/10 to 03/01/27       29,622,511       30,434,149
---------------------------------------------------------------
  7.00%, 05/01/11 to 10/01/12       11,489,189       11,684,575
---------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22        3,004,005        3,234,923
---------------------------------------------------------------
  8.00%, 04/01/25 to 07/01/26       11,933,045       12,363,889
---------------------------------------------------------------
STRIPS(a)
  7.37%, 10/09/19                    5,000,000        1,305,900
---------------------------------------------------------------
                                                     85,838,704
---------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  ("GNMA")-28.58%

Pass through certificates
  9.00%, 10/15/08 to 06/15/21      $ 6,514,942   $    7,076,255
---------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23        8,033,006        8,736,245
---------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24       4,076,462        4,457,737
---------------------------------------------------------------
  11.00%, 12/15/09 to 12/15/15         190,254          213,174
---------------------------------------------------------------
  13.50%, 07/15/10 to 04/15/15         435,562          516,352
---------------------------------------------------------------
  12.50%, 11/15/10                     217,080          252,965
---------------------------------------------------------------
  13.00%, 01/15/11 to 05/15/15         421,209          493,168
---------------------------------------------------------------
  12.00%, 01/15/13 to 07/15/15         742,181          850,681
---------------------------------------------------------------
  10.50%, 07/15/13 to 02/15/16         241,000          266,606
---------------------------------------------------------------
  8.00%, 03/15/23 to 06/15/27        6,200,612        6,441,766
---------------------------------------------------------------
  6.50%, 01/22/28 TBA(b)            45,000,000       44,585,159
---------------------------------------------------------------
                                                     73,890,108
---------------------------------------------------------------
    Total U.S. Government Agency
      Securities                                    203,182,041
---------------------------------------------------------------

U.S. TREASURY SECURITIES-27.18%

U.S. Treasury Notes & Bonds-25.73%
  5.625%, 11/30/99                   6,000,000        5,997,360
---------------------------------------------------------------
  6.125%, 12/31/01                  10,000,000       10,140,200
---------------------------------------------------------------
  6.00%, 07/31/02                    5,000,000        5,056,000
---------------------------------------------------------------
  7.00%, 07/15/06                    4,000,000        4,319,520
---------------------------------------------------------------
  6.125%, 08/15/07                  14,500,000       14,906,290
---------------------------------------------------------------
  7.25%, 05/15/16                    6,500,000        7,404,345
---------------------------------------------------------------
  7.50%, 11/15/16                    5,500,000        6,420,370
---------------------------------------------------------------
  8.125%, 08/15/19                   4,000,000        5,008,120
---------------------------------------------------------------
  6.375%, 08/15/27                   2,500,000        2,638,350
---------------------------------------------------------------
  6.125%, 11/15/27                   4,500,000        4,625,055
---------------------------------------------------------------
                                                     66,515,610
---------------------------------------------------------------

U.S. Treasury STRIPS(a)-1.45%

  6.77%, 11/15/08                    4,000,000        2,116,240
---------------------------------------------------------------
  6.79%, 11/15/18                    5,750,000        1,640,705
---------------------------------------------------------------
                                                      3,756,945
---------------------------------------------------------------
    Total U.S. Treasury
      Securities                                     70,272,555
---------------------------------------------------------------
    Total Investments (excluding
      Repurchase Agreement)                         273,454,596
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
REPURCHASE AGREEMENT-10.09%(c)

Goldman Sachs & Co., 6.53%,
  01/02/98(d)                      $26,089,190   $   26,089,190
---------------------------------------------------------------
TOTAL INVESTMENTS-115.86%                           299,543,786
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-(15.86%)                              (41,000,580)
---------------------------------------------------------------
NET ASSETS-100.00%                               $  258,543,206
===============================================================

Notes to Schedule of Investments:

(a) STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) At 12/31/97, the cost of securities purchased on a when-issued basis totalled $44,354,688. These securities are also subject to dollar roll transactions. See Note I section C of Notes to Financial Statements.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 12/31/97 with a maturing value of $900,326,500. Collateralized by $856,643,000 U.S. Government obligations, 0% to 14% due 01/08/98 to 08/15/23 with an aggregate market value at 12/31/97 of $918,902,583.

Abbreviations:

TBA -- To Be Announced

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

ASSETS:

Investments, at market value (cost
  $290,539,341)                              $299,543,786
---------------------------------------------------------
Receivables for:
  Fund shares sold                              1,820,448
---------------------------------------------------------
  Interest                                      2,545,894
---------------------------------------------------------
Investment for deferred compensation plan          27,011
---------------------------------------------------------
Other assets                                      229,658
---------------------------------------------------------
    Total assets                              304,166,797
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        44,354,688
---------------------------------------------------------
  Fund shares reacquired                          410,205
---------------------------------------------------------
  Dividends                                       406,499
---------------------------------------------------------
  Deferred compensation plan                       27,011
---------------------------------------------------------
Accrued advisory fees                             104,069
---------------------------------------------------------
Accrued administrative service fees                 5,387
---------------------------------------------------------
Accrued distribution fees                         203,620
---------------------------------------------------------
Accrued transfer agent fees                        32,966
---------------------------------------------------------
Accrued operating expenses                         79,146
---------------------------------------------------------
    Total liabilities                          45,623,591
---------------------------------------------------------
Net assets applicable to shares outstanding  $258,543,206
=========================================================

NET ASSETS:

Class A                                      $167,426,799
=========================================================
Class B                                      $ 89,265,162
=========================================================
Class C                                      $  1,851,245
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        17,706,225
=========================================================
Class B                                         9,436,436
=========================================================
Class C                                           196,010
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $       9.46
=========================================================
  Offering price per share:
    (Net asset value of $9.46 divided
     by 95.25%)                              $       9.93
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $       9.46
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $       9.44
=========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:

Interest                                      $19,191,667
---------------------------------------------------------

EXPENSES:

Advisory fees                                   1,174,166
---------------------------------------------------------
Administrative service fees                        70,736
---------------------------------------------------------
Custodian fees                                     51,111
---------------------------------------------------------
Distribution fees -- Class A                      405,373
---------------------------------------------------------
Distribution fees -- Class B                      810,246
---------------------------------------------------------
Distribution fees -- Class C                        3,829
---------------------------------------------------------
Interest (Note C)                                 278,331
---------------------------------------------------------
Transfer agent fees -- Class A                    241,066
---------------------------------------------------------
Transfer agent fees -- Class B                    120,445
---------------------------------------------------------
Transfer agent fees -- Class C                        565
---------------------------------------------------------
Trustees' fees                                      9,912
---------------------------------------------------------
Other                                             166,284
---------------------------------------------------------
    Total expenses                              3,332,064
---------------------------------------------------------
Less: Expenses paid indirectly                     (3,621)
---------------------------------------------------------
    Net expenses                                3,328,443
---------------------------------------------------------
Net investment income                          15,863,224
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                      (73,291)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    4,443,700
---------------------------------------------------------
  Net gain on investment securities             4,370,409
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $20,233,633
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997              1996
                                                              ------------      ------------
OPERATIONS:

  Net investment income                                       $ 15,863,224      $ 16,155,081
--------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities       (73,291)       (4,339,042)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   4,443,700        (6,405,094)
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        20,233,633         5,410,945
--------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (10,575,295)      (11,114,092)
--------------------------------------------------------------------------------------------
  Class B                                                       (4,595,241)       (3,966,734)
--------------------------------------------------------------------------------------------
  Class C                                                          (19,501)               --
--------------------------------------------------------------------------------------------
Return of capital:
  Class A                                                         (430,314)         (712,857)
--------------------------------------------------------------------------------------------
  Class B                                                         (214,788)         (292,831)
--------------------------------------------------------------------------------------------
  Class C                                                             (713)               --
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (9,731,599)        5,857,162
--------------------------------------------------------------------------------------------
  Class B                                                        8,255,456        20,988,143
--------------------------------------------------------------------------------------------
  Class C                                                        1,834,127                --
--------------------------------------------------------------------------------------------
    Net increase in net assets                                   4,755,765        16,169,736
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          253,787,441       237,617,705
--------------------------------------------------------------------------------------------
  End of period                                               $258,543,206      $253,787,441
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $264,984,880      $265,272,711
--------------------------------------------------------------------------------------------
  Undistributed net investment income                              (32,484)          (19,243)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (15,413,635)      (16,026,772)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities               9,004,445         4,560,745
--------------------------------------------------------------------------------------------
                                                              $258,543,206      $253,787,441
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: the Class A shares, the Class B shares, and the Class C shares. The new Class C shares commenced sales on August 4, 1997. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. The Fund's investment objective is to seek to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. Information presented in these financial statements pertains only to the Fund.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity date and seasoning differential. Securities for which market prices are not provided by the pricing service are valued at the mean between the last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually subject to restrictions described in Note 1 Section "D". On December 31, 1997, $686,428 was reclassified from undistributed net realized gain (loss) to undistributed net investment income as a result of permanent book/tax differences due to the differing book/tax treatment for principal paydown losses on mortgage-backed securities. The Fund incurred a return of capital in the amount of $645,815 that is reflected in the Statement of Changes in Net Assets. These reclassifications were made in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Reverse Repurchase Agreements and Dollar Roll Transactions -- A reverse repurchase agreement involves the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. Proceeds from reverse repurchase agreements are treated as borrowings. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements. The maximum amount outstanding during the year ended December 31, 1997 was $20,568,750 while borrowings averaged $6,673,588 per day with a weighted average interest rate of 5.08%.
     The Fund may also engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will limit its borrowings from banks, reverse repurchase agreements and dollar roll transactions to an aggregate of 33 1/3% of its total assets at the time of investment. The Fund will not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $15,253,330 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
E. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at an annual rate of 0.50% of the first $200 million of the Fund's average daily net assets, plus 0.40% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.35% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $70,736 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1997, the Fund paid AFS $213,155 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee by the Class B or Class C shares under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charged received by AIM Distributors related to the Class B shares. During the year ended December 31, 1997, the Class A shares and Class B shares, and the period August 4, 1997 through December 31, 1997 for the Class C shares, the Class A, Class B and Class C shares paid AIM Distributors $405,373, $810,246 and $3,829 respectively, as compensation under the Plans.
  AIM Distributors received commissions of $116,124 from sales of the Class A shares of the Fund during the year ended December 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1997, AIM Distributors received $131,697 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1997, the Fund paid legal fees of $4,849 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES
AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced Fund expenses by $845 during the year ended December 31, 1997. Also during the year ended

December 31, 1997, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $2,756 and $20, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $3,621 during the year ended December 31, 1997.

NOTE 4-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended December 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $216,459,929 and $234,399,579, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $8,907,017
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (5,411)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   $8,901,606
=========================================================

Cost of investments for tax purposes is $290,642,180.

NOTE 7 - SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                 1997                        1996
                       -------------------------   -------------------------
                         SHARES        AMOUNT        SHARES        AMOUNT
                       ----------   ------------   ----------   ------------
Sold:
  Class A               6,693,588   $ 62,348,371    7,920,265   $ 74,033,231
---------------------  -----------------------------------------------------
  Class B               4,448,136     41,365,183    5,052,488     47,193,668
---------------------  -----------------------------------------------------
  Class C*                734,169      6,890,070           --             --
---------------------  -----------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                 953,629      8,857,846    1,025,026      9,536,042
---------------------  -----------------------------------------------------
  Class B                 349,182      3,245,433      314,728      2,925,034
---------------------  -----------------------------------------------------
  Class C*                  1,978         18,637           --             --
---------------------  -----------------------------------------------------
Reacquired:
  Class A              (8,720,230)   (80,937,816)  (8,340,854)   (77,712,111)
---------------------  -----------------------------------------------------
  Class B              (3,920,140)   (36,355,160)  (3,132,635)   (29,130,559)
---------------------  -----------------------------------------------------
  Class C*               (540,137)    (5,074,580)          --             --
---------------------  -----------------------------------------------------
                              175   $    357,984    2,839,018   $ 26,845,305
                       =====================================================

* Class C shares commenced sales on August 4, 1997.

NOTE 8 - FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during each of the years in the five-year period ended December 31, 1997, for a share of Class B outstanding during each of the years in the four-year period ended December 31, 1997 and the period September 7, 1993 (date sales commenced) through December 31, 1993 and for a share of Class C outstanding during the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                       CLASS A
                                                              ---------------------------------------------------------
                                                                1997         1996        1995        1994        1993
                                                              --------     --------    --------    --------    --------
Net asset value, beginning of period                          $   9.28     $   9.70    $   8.99    $  10.05    $  10.19
------------------------------------------------------------  --------     --------    --------    --------    --------
Income from investment operations:
  Net investment income                                           0.63         0.63        0.69        0.68        0.74
------------------------------------------------------------  --------     --------    --------    --------    --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.18        (0.42)       0.73       (1.02)      (0.04)
------------------------------------------------------------  --------     --------    --------    --------    --------
    Total from investment operations                              0.81         0.21        1.42       (0.34)       0.70
------------------------------------------------------------  --------     --------    --------    --------    --------
Less distributions:
  Dividends from net investment income                           (0.61)       (0.59)      (0.67)      (0.58)      (0.70)
------------------------------------------------------------  --------     --------    --------    --------    --------
  Distributions from net realized gains                             --           --          --       (0.04)      (0.14)
------------------------------------------------------------  --------     --------    --------    --------    --------
  Return of capital                                              (0.02)       (0.04)      (0.04)      (0.10)         --
------------------------------------------------------------  --------     --------    --------    --------    --------
    Total distributions                                          (0.63)       (0.63)      (0.71)      (0.72)      (0.84)
------------------------------------------------------------  --------     --------    --------    --------    --------
Net asset value, end of period                                $   9.46     $   9.28    $   9.70    $   8.99    $  10.05
============================================================  ========     ========    ========    ========    ========
Total return(a)                                                   9.07%        2.35%      16.28%      (3.44)%      7.07%
============================================================  ========     ========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $167,427     $174,344    $176,318    $158,341    $139,586
============================================================  ========     ========    ========    ========    ========
Ratio of expenses to average net assets (exclusive of
  interest expense)(b)                                            1.00%(c)(d)  1.00%       1.08%       1.04%       1.00%
============================================================  ========     ========    ========    ========    ========
Ratio of net investment income to average net assets(e)           6.77%(c)     6.76%       7.36%       7.34%       7.08%
============================================================  ========     ========    ========    ========    ========
Portfolio turnover rate                                             99%         134%        140%        109%        110%
============================================================  ========     ========    ========    ========    ========
Borrowings for the period:
Amount of debt outstanding at end of period (000s omitted)    $     --           --          --          --          --
============================================================  ========     ========    ========    ========    ========
Average amount of debt outstanding during the period (000s
  omitted)(f)                                                 $  4,433           --          --          --          --
============================================================  ========     ========    ========    ========    ========
Average number of shares outstanding during the period (000s
  omitted)(f)                                                   17,470           --          --          --          --
============================================================  ========     ========    ========    ========    ========
Average amount of debt per share during the period            $ 0.2537           --          --          --          --
============================================================  ========     ========    ========    ========    ========

(a) Does not deduct sales charges.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.05% and 1.04%, for 1994-93, respectively.
(c) Ratios are based on average net assets of $162,149,081.
(d) Includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 7.32% and 7.04% for 1994-93, respectively.
(f) Averages computed on a daily basis.

                                                                                     CLASS B                           CLASS C
                                                              -----------------------------------------------------    -------
                                                                1997        1996       1995       1994       1993       1997
                                                              --------     -------    -------    -------    -------    -------
Net asset value, beginning of period                          $  9.28      $  9.69    $  8.99    $ 10.04    $ 10.44    $  9.33
------------------------------------------------------------  -------      -------    -------    -------    -------    -------
Income from investment operations:
 Net investment income                                           0.56         0.55       0.63       0.61       0.21       0.24
------------------------------------------------------------  -------      -------    -------    -------    -------    -------
 Net gains (losses) on securities (both realized and
   unrealized)                                                   0.17        (0.41)      0.70      (1.02)     (0.27)      0.10
------------------------------------------------------------  -------      -------    -------    -------    -------    -------
   Total from investment operations                              0.73         0.14       1.33      (0.41)     (0.06)      0.34
------------------------------------------------------------  -------      -------    -------    -------    -------    -------
Less distributions:
 Dividends from net investment income                           (0.53)       (0.51)     (0.59)     (0.50)     (0.20)     (0.22)
------------------------------------------------------------  -------      -------    -------    -------    -------    -------
 Distributions from net realized gains                             --           --         --      (0.04)     (0.14)        --
------------------------------------------------------------  -------      -------    -------    -------    -------    -------
 Return of capital                                              (0.02)       (0.04)     (0.04)     (0.10)        --      (0.01)
------------------------------------------------------------  -------      -------    -------    -------    -------    -------
   Total distributions                                          (0.55)       (0.55)     (0.63)     (0.64)     (0.34)     (0.23)
------------------------------------------------------------  -------      -------    -------    -------    -------    -------
Net asset value, end of period                                $  9.46      $  9.28    $  9.69    $  8.99    $ 10.04    $  9.44
============================================================  =======      =======    =======    =======    =======    =======
Total return(a)                                                  8.16%        1.61%     15.22%     (4.13)%    (0.52)%     3.64%
============================================================  =======      =======    =======    =======    =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $89,265      $79,443    $61,300    $23,415    $ 6,160    $ 1,851
============================================================  =======      =======    =======    =======    =======    =======
Ratio of expenses to average net assets (exclusive of
 interest expense)(b)                                            1.76%(c)(d)  1.76%      1.86%      1.82%   1.71%(e)  1.76%(c)(d)(e)
============================================================  =======      =======    =======    =======    =======    =======
Ratio of net investment income to average net assets(f)          6.01%(c)     6.00%      6.58%      6.56%      6.37%(e)  6.01%(c)(e)
============================================================  =======      =======    =======    =======    =======    =======
Portfolio turnover rate                                            99%         134%       140%       109%       110%        99%
============================================================  =======      =======    =======    =======    =======    =======
Borrowings for the period:
Amount of debt outstanding at ended of period (000s omitted)  $    --           --         --         --         --    $    --
============================================================  =======      =======    =======    =======    =======    =======
Average amount of debt outstanding during the period (000s
 omitted)(g)                                                  $ 2,215           --         --         --         --    $    25
============================================================  =======      =======    =======    =======    =======    =======
Average number of shares outstanding during the period (000s
 omitted)(g)                                                    8,726           --         --         --         --         99
============================================================  =======      =======    =======    =======    =======    =======
Average amount of debt per share during the period            $0.2537           --         --         --         --    $0.2537
============================================================  =======      =======    =======    =======    =======    =======


(a) Does not deduct contingent deferred sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.87% and 2.18% (annualized) for 1994-93, respectively.
(c) Ratios are based on average net assets of $81,024,662 and $931,755, respectively for Class B and Class C.
(d) Includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 6.50% and 5.90% (annualized) for 1994-93, respectively.
(g) Averages computed on a daily basis.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Money Market Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended and the period October 16, 1993 (date operations commenced) through December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended, and the period October 16, 1993 (date operations commenced) through December 31, 1993, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       February 6, 1998

SCHEDULE OF INVESTMENTS

December 31, 1997

                              MATURITY   PAR (000)      VALUE
COMMERCIAL PAPER-35.99%(a)

ASSET-BACKED SECURITIES-11.83%

Ciesco, L.P.
  5.67%                       02/09/98    $ 3,750    $  3,726,965
-----------------------------------------------------------------
Delaware Funding Corp.
  5.57%                       01/23/98     10,000       9,965,961
-----------------------------------------------------------------
Eiger Capital Corp.
  5.92%                       02/13/98     11,000      10,922,218
-----------------------------------------------------------------
Falcon Asset Securitization
  Corp.
  5.64%                       01/23/98     10,000       9,965,533
-----------------------------------------------------------------
  6.00%                       01/29/98      5,000       4,976,667
-----------------------------------------------------------------
Fleet Funding Corp.
  5.83%                       01/30/98      6,819       6,786,976
-----------------------------------------------------------------
Preferred Receivable Funding
  Corp.
  5.64%                       01/06/98      8,000       7,993,733
-----------------------------------------------------------------
  5.59%                       01/23/98     20,000      19,931,678
-----------------------------------------------------------------
  5.80%                       02/11/98      5,050       5,016,642
-----------------------------------------------------------------
  5.75%                       03/11/98      4,975       4,920,171
-----------------------------------------------------------------
Sheffield Receivables Corp.
  5.76%                       01/23/98      8,700       8,669,376
-----------------------------------------------------------------
  5.81%                       02/02/98      7,100       7,063,332
-----------------------------------------------------------------
                                                       99,939,252
-----------------------------------------------------------------

AUTOMOBILE-2.26%

Daimler-Benz North America
  5.62%                       04/09/98     19,381      19,084,492
-----------------------------------------------------------------

CHEMICALS-2.59%

Henkel Corp.
  5.60%                       02/04/98     22,000      21,883,645
-----------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES-2.00%

First Data Corp.
  5.60%                       02/10/98      5,000       4,968,889
-----------------------------------------------------------------
  5.72%                       03/03/98     12,000      11,883,693
-----------------------------------------------------------------
                                                       16,852,582
-----------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.77%

Hitachi America, Inc.
  5.89%                       01/15/98     15,000      14,965,642
-----------------------------------------------------------------

FINANCE (BUSINESS CREDIT)-1.53%

National Rural Utilities
  Cooperative Finance Corp.
  5.54%                       01/14/98      8,000       7,983,996
-----------------------------------------------------------------
  5.54%                       02/02/98      5,000       4,975,378
-----------------------------------------------------------------
                                                       12,959,374
-----------------------------------------------------------------

FINANCE (MISCELLANEOUS)-0.60%

USAA Capital Corp.
  6.50%                       01/16/98      5,050       5,036,323
-----------------------------------------------------------------

FINANCE (MULTIPLE INDUSTRY)-1.18%

General Electric Capital
  Corp.
  5.55%                       01/28/98     10,000       9,958,375
-----------------------------------------------------------------

FINANCE (PERSONAL CREDIT)-2.71%

AVCO Financial Services,
  Inc.
  5.55%                       02/11/98    $10,000    $  9,936,792
-----------------------------------------------------------------
Associates Corporation of
  North America
  5.68%                       02/11/98     13,000      12,915,905
-----------------------------------------------------------------
                                                       22,852,697
-----------------------------------------------------------------

INSURANCE (LIFE)-1.84%

MetLife Funding, Inc.
  5.71%                       03/20/98     15,730      15,535,394
-----------------------------------------------------------------

MACHINERY-1.39%

Dover Corp.
  6.50%                       01/16/98     11,795      11,763,055
-----------------------------------------------------------------

METAL MINING-3.93%

Rio Tinto America, Inc.
  5.70%                       03/16/98     20,800      20,556,292
-----------------------------------------------------------------
U.S. Borax, Inc.
  5.70%                       03/19/98     12,750      12,594,554
-----------------------------------------------------------------
                                                       33,150,846
-----------------------------------------------------------------

OIL & GAS (INTEGRATED)-1.18%

Shell Oil Co.
  5.81%                       03/11/98     10,000      10,000,000
-----------------------------------------------------------------

TRANSPORTATION (EQUIPMENT)-1.18%

Rockwell International Corp.
  5.70%                       02/03/98     10,000       9,947,750
-----------------------------------------------------------------
    Total Commercial Paper                            303,929,427
-----------------------------------------------------------------

MASTER NOTE AGREEMENTS-18.18%

Citicorp Securities, Inc.(b)
  7.00%                       01/26/98     20,000      20,000,000
-----------------------------------------------------------------
Goldman Sachs & Co.(c)
  5.6875%                     04/20/98     41,000      41,000,000
-----------------------------------------------------------------
Merrill Lynch Mortgage
  Capital, Inc.(d)
  7.05%                       08/17/98     37,150      37,150,000
-----------------------------------------------------------------
Morgan (J.P.) Securities,
  Inc.(e)
  6.82%                       04/06/98     18,650      18,650,000
-----------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.(f)
  6.85%                       05/26/98     36,750      36,750,000
-----------------------------------------------------------------
    Total Master Note Agreements                      153,550,000
-----------------------------------------------------------------

MEDIUM-TERM NOTES-1.18%

FINANCE (PERSONAL
  CREDIT)-1.18%

Associates Corp. of North
  America(g)
  6.12%                       03/02/98     10,000       9,998,730
-----------------------------------------------------------------

TAXABLE MUNICIPAL BONDS-2.49%

HEALTH CARE-1.19%

Jacksonville Florida Health
  Facilities; Hospital
  Series Revenue Bonds
  6.00%(h)                    08/15/19     10,000      10,000,000
-----------------------------------------------------------------

                              MATURITY   PAR (000)      VALUE

HOSPITAL MANAGEMENT-1.30%

Illinois Health Facilities
  Authority (Loyola
  University Health
  Systems); Revenue Bond
  6.00%(h)                    07/01/24    $11,000    $ 11,000,000
-----------------------------------------------------------------
    Total Taxable Municipal Bonds                      21,000,000
-----------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-5.28%

Federal National Mortgage
  Association
  5.504%(h)                   06/02/99     32,000      32,000,000
-----------------------------------------------------------------
Student Loan Marketing
  Association
  5.619%(h)                   08/20/98      2,600       2,600,000
-----------------------------------------------------------------
  5.639%(h)                   02/08/99     10,000      10,001,870
-----------------------------------------------------------------
    Total U.S. Government Agency Securities            44,601,870
-----------------------------------------------------------------

U.S. TREASURY SECURITIES-0.58%

U.S. Treasury Bills(a)
  4.975%                      04/30/98    $ 5,000    $  4,917,774
-----------------------------------------------------------------
    Total Investments (excluding Repurchase
      Agreements)                                     537,997,801
-----------------------------------------------------------------

REPURCHASE AGREEMENTS-23.88%(i)

Goldman Sachs & Co.(j)
  6.53%                       01/02/98     21,619      21,619,327
-----------------------------------------------------------------
SBC Capital Markets, Inc.(k)
  6.55%                       01/02/98    180,000     180,000,000
-----------------------------------------------------------------
    Total Repurchase Agreements                       201,619,327
-----------------------------------------------------------------
TOTAL INVESTMENTS-87.58%                              739,617,128(l)
-----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-12.42%                  104,856,519
-----------------------------------------------------------------
NET ASSETS-100.00%                                   $844,473,647
=================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Treasury bills and some commercial paper are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(c) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement generally upon two business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven calendar days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(f) Master Note Purchase Agreement may be terminated by either party upon three business days prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(g) Interest rates are redetermined daily. Rate shown is rate in effect on 12/31/97.
(h) Interest rates are redetermined weekly. Rates shown are rates in effect on 12/31/97.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 12/31/97 with a maturing value of $900,326,500. Collateralized by $856,643,000 U.S. Government obligations,
    0% to 14% due 01/08/98 to 08/15/23 with an aggregate market value at 12/31/97 of $918,902,583.
(k) Joint repurchase agreement entered into 12/31/97 with a maturing value of $500,181,944. Collateralized by $601,835,000 U.S. Government obligations, 0% to 10.75%, due 05/21/98 to 08/15/23 with an aggregate market value at 12/31/97 of $510,077,411.
(l) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997


ASSETS:

Investments, excluding repurchase
  agreements, at value (amortized cost)     $  537,997,801
----------------------------------------------------------
Repurchase agreements                          201,619,327
----------------------------------------------------------
Receivables for:
  Fund shares sold                             125,761,897
----------------------------------------------------------
  Interest                                       1,228,005
----------------------------------------------------------
Investment for deferred compensation plan           89,136
----------------------------------------------------------
Other assets                                       305,351
----------------------------------------------------------
    Total assets                               867,001,517
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                        21,090,083
----------------------------------------------------------
  Dividends                                        192,464
----------------------------------------------------------
  Deferred compensation plan                        89,136
----------------------------------------------------------
Accrued advisory fees                              405,694
----------------------------------------------------------
Accrued administrative service fees                  5,003
----------------------------------------------------------
Accrued distribution fees                          570,983
----------------------------------------------------------
Accrued transfer agent fees                        155,291
----------------------------------------------------------
Accrued operating expenses                          19,216
----------------------------------------------------------
    Total liabilities                           22,527,870
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $  844,473,647
==========================================================

NET ASSETS:

Class A                                     $  376,011,656
==========================================================
Class B                                     $  116,057,949
==========================================================
Class C                                     $    8,286,877
==========================================================
AIM Cash Reserve Shares                     $  344,117,165
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        375,997,608
==========================================================
Class B                                        116,052,514
==========================================================
Class C                                          8,286,622
==========================================================
AIM Cash Reserve Shares                        344,102,576
==========================================================
Class A:

  Net asset value and redemption price per
    share                                   $         1.00
==========================================================
  Offering price per share:
    (Net asset value of $1.00 divided by
     94.50%)                                $         1.06
==========================================================
Class B:

  Net asset value and offering price per
    share                                   $         1.00
==========================================================
Class C:

  Net asset value and offering price per
    share                                   $         1.00
==========================================================
AIM Cash Reserve Shares:
  Net asset value, offering and redemption
    price per share                         $         1.00
==========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:

Interest                                      $46,694,810
---------------------------------------------------------

EXPENSES:

Advisory fees                                   4,586,148
---------------------------------------------------------
Administrative service fees                        68,947
---------------------------------------------------------
Custodian fees                                     33,501
---------------------------------------------------------
Distribution fees -- Class A                      850,644
---------------------------------------------------------
Distribution fees -- Class B                    1,195,121
---------------------------------------------------------
Distribution fees -- Class C                       21,600
---------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares      931,232
---------------------------------------------------------
Trustees' fees                                     14,225
---------------------------------------------------------
Transfer agent fees -- Class A                    629,608
---------------------------------------------------------
Transfer agent fees -- Class B                    221,143
---------------------------------------------------------
Transfer agent fees -- Class C                      4,033
---------------------------------------------------------
Transfer agent fees -- AIM Cash Reserve
  Shares                                          689,255
---------------------------------------------------------
Other                                             432,259
---------------------------------------------------------
    Total expenses                              9,677,716
---------------------------------------------------------
Less: Expenses paid indirectly                     (9,867)
---------------------------------------------------------
    Net expenses                                9,667,849
---------------------------------------------------------
Net investment income                          37,026,961
---------------------------------------------------------
Net realized gain on sales of investments          19,347
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $37,046,308
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997            1996
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 37,026,961    $ 31,806,351
------------------------------------------------------------------------------------------
  Net realized gain on sales of investments                         19,347         108,101
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        37,046,308      31,914,452
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (15,420,950)    (11,567,004)
------------------------------------------------------------------------------------------
  Class B                                                       (4,508,913)     (3,560,364)
------------------------------------------------------------------------------------------
  Class C                                                          (81,245)             --
------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                      (17,015,853)    (16,678,983)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       88,133,325      66,344,581
------------------------------------------------------------------------------------------
  Class B                                                       24,881,617      21,306,761
------------------------------------------------------------------------------------------
  Class C                                                        8,286,622              --
------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                       28,629,341      21,970,272
------------------------------------------------------------------------------------------
    Net increase in net assets                                 149,950,252     109,729,715
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          694,523,395     584,793,680
------------------------------------------------------------------------------------------
  End of period                                               $844,473,647    $694,523,395
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $844,439,320    $694,508,415
------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investments           34,327          14,980
------------------------------------------------------------------------------------------
                                                              $844,473,647    $694,523,395
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares: the Class A shares, the Class B shares, the Class C shares and AIM Cash Reserve Shares. The new Class C shares commenced sales on August 4, 1997. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. AIM Cash Reserve Shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to provide as high a level of current income as is consistent with preservation of capital and liquidity.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis.

   Dividends to shareholders are declared daily and are paid monthly.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% of the first $1 billion of the Fund's average daily net assets plus 0.50% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $68,947 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1997, the Fund paid AFS $784,714 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and the AIM Cash Reserve Shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class C shares and the AIM Cash Reserve Shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and the AIM Cash Reserve Shares, and 1.00% of the average daily net assets of the Class C shares. The Fund, pursuant to the Class B Plan pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or AIM Cash Reserve Shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee by the Class B or Class C shares under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended December 31, 1997, the Class A and Class B shares and the AIM Cash Reserve Shares, and during the period August 4, 1997 through December 31, 1997 the Class C shares, paid AIM Distributors $850,644, $1,195,121, $931,232 and $21,600, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $443,904 from sales of the Class A shares of the Fund during the year ended December 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1997, AIM Distributors received $344,545 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1997, the Fund paid legal fees of $6,392 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1997, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $9,526 and $341, respectively under expense offset arrangements. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $9,867 during the year ended December 31, 1997.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                                                       1997                                 1996
                                                         ---------------------------------    ---------------------------------
                                                             SHARES            AMOUNT             SHARES            AMOUNT
                                                         --------------    ---------------    --------------    ---------------
Sold:
  Class A                                                 4,653,429,305    $ 4,653,429,305     2,107,832,986    $ 2,107,832,986
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class B                                                   420,215,854        420,215,854       334,518,591        334,518,591
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class C*                                                   61,859,578         61,859,578                --                 --
-----------------------------------------------------    ---------------------------------    ---------------------------------
  AIM Cash Reserve Shares                                 4,356,728,398      4,356,728,398     3,871,719,488      3,871,719,488
-----------------------------------------------------    ---------------------------------    ---------------------------------
Issued as reinvestment of dividends:
  Class A                                                    13,299,323         13,299,323        10,061,164         10,061,164
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class B                                                     3,988,737          3,988,737         3,197,896          3,197,896
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class C*                                                       75,390             75,390                --                 --
-----------------------------------------------------    ---------------------------------    ---------------------------------
  AIM Cash Reserve Shares                                    13,807,718         13,807,718        14,185,926         14,185,926
-----------------------------------------------------    ---------------------------------    ---------------------------------
Reacquired:
  Class A                                                (4,578,595,303)    (4,578,595,303)   (2,051,549,569)    (2,051,549,569)
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class B                                                  (399,322,974)      (399,322,974)     (316,409,726)      (316,409,726)
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class C*                                                  (53,648,346)       (53,648,346)               --                 --
-----------------------------------------------------    ---------------------------------    ---------------------------------
  AIM Cash Reserve Shares                                (4,341,906,775)    (4,341,906,775)   (3,863,935,142)    (3,863,935,142)
-----------------------------------------------------    ---------------------------------    ---------------------------------
                                                            149,930,905    $   149,930,905       109,621,614    $   109,621,614
                                                         =================================    =================================

*Class C shares commenced sales on August 4, 1997.

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A, Class B and AIM Cash Reserve Shares outstanding during each of the years in the four-year period ended December 31, 1997 and the period October 16, 1993 (date operations commenced) through December 31, 1993 and for a share of Class C outstanding during the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                           CLASS A SHARES                                CLASS B SHARES
                       ------------------------------------------------------    -------------------------------
                         1997         1996       1995       1994       1993        1997         1996      1995
                       --------     --------   --------   --------   --------    --------     --------   -------
Net asset value,
 beginning of period   $   1.00     $   1.00   $   1.00   $   1.00   $   1.00    $   1.00     $   1.00   $  1.00
---------------------  --------     --------   --------   --------   --------    --------     --------   -------
Income from
 investment
 operations:
 Net investment
   income                0.0453       0.0433     0.0495     0.0337     0.0048      0.0378       0.0360    0.0419
---------------------  --------     --------   --------   --------   --------    --------     --------   -------
Less distributions:
 Dividends from net
   investment income    (0.0453)     (0.0433)   (0.0495)   (0.0337)   (0.0048)    (0.0378)     (0.0360)  (0.0419)
---------------------  --------     --------   --------   --------   --------    --------     --------   -------
Net asset value, end
 of period             $   1.00     $   1.00   $   1.00   $   1.00   $   1.00    $   1.00     $   1.00   $  1.00
=====================  ========     ========   ========   ========   ========    ========     ========   =======
Total return(a)            4.63%        4.42%      5.06%      3.43%      2.27%(e)     3.84%       3.66%     4.27%
=====================  ========     ========   ========   ========   ========    ========     ========   =======
Ratios/supplemental
 data:
Net assets, end of
 period (000s
 omitted)              $376,012     $287,905   $221,487   $148,886   $ 81,460    $116,058     $ 91,148   $69,857
=====================  ========     ========   ========   ========   ========    ========     ========   =======
Ratio of expenses to
 average net assets        1.05%(b)(c)  1.07%      1.03%      0.97%(d)   1.00%(d)(e) 1.80%(b)(c)  1.81%     1.78%
=====================  ========     ========   ========   ========   ========    ========     ========   =======
Ratio of net
 investment income to
 average net assets        4.55%(b)     4.34%      4.91%      3.53%(d)  2.27%(d)(e)  3.80%(b)     3.60%     4.14%
=====================  ========     ========   ========   ========   ========    ========     ========   =======

                                              CLASS C
                         CLASS B SHARES        SHARES                       AIM CASH RESERVE SHARES
                       -------------------    --------       ------------------------------------------------------
                         1994       1993        1997           1997        1996       1995       1994        1993
                       --------   --------    --------       --------    --------   --------   --------    --------
Net asset value,
 beginning of period   $   1.00   $   1.00    $  1.00        $   1.00    $   1.00   $   1.00   $   1.00    $   1.00
---------------------  --------   --------    --------       --------    --------   --------   --------    --------
Income from
 investment
 operations:
 Net investment
   income                0.0259     0.0032     0.0158          0.0456      0.0433     0.0493     0.0337      0.0048
---------------------  --------   --------    --------       --------    --------   --------   --------    --------
Less distributions:
 Dividends from net
   investment income    (0.0259)   (0.0032)   (0.0158)        (0.0456)    (0.0433)   (0.0493)   (0.0337)    (0.0048)
---------------------  --------   --------    --------       --------    --------   --------   --------    --------
Net asset value, end
 of period             $   1.00   $   1.00    $  1.00        $   1.00    $   1.00   $   1.00   $   1.00    $   1.00
=====================  ========   ========    =======        ========    ========   ========   ========    ========
Total return(a)            2.62%      1.51%(e)   3.92%(e)        4.66%      4.41%       5.04%      3.42%       2.27%(e)
=====================  ========   ========    =======        ========    ========   ========   ========    ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s
 omitted)              $ 33,999   $  1,289    $ 8,287        $344,117    $315,470   $293,450   $359,952    $241,778
=====================  ========   ========    =======        ========    ========   ========   ========    ========
Ratio of expenses to
 average net assets        1.78%(f) 1.75%(e)(f) 1.80%(b)(c)(e)  1.05%(b)(c)  1.08%      1.04%     0.99%(g)     1.00%(e)(g)
=====================  ========   ========    =======        ========    ========   ========   ========    ========
Ratio of net
 investment income to
 average net assets        3.14%(f)  1.54%(e)(f) 3.80%(b)(e)    4.55%(b)     4.32%     4.92%      3.49%(g)    2.27%(e)(g)
=====================  ========   ========    =======        ========    ========   ========   ========    ========

(a) Does not deduct sales charges where applicable and are annualized for periods less than one year.

(b) Ratios are based on average net assets as follows: Class A shares - $340,257,685, Class B shares - $119,512,069, Class C shares - $5,256,063 and
    AIM Cash Reserve Shares - $372,492,695.

(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly the ratio of expenses to average daily net assets would have been the same.

(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.06% and 3.44%, respectively, for 1994 and 1.20% (annualized) and 2.07% (annualized), respectively, for 1993.

(e) Annualized.

(f) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.87% and 3.05%, respectively, for 1994 and 1.95% (annualized) and 1.34% (annualized), respectively, for 1993.

(g) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.08% and 3.40%, respectively, for 1994 and 1.20% (annualized) and 2.07% (annualized), respectively, for 1993.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Municipal Bond Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       February 6, 1998

SCHEDULE OF INVESTMENTS

December 31, 1997

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
ALABAMA-0.68%

Courtland Industrial
  Development Board
  (Champion International
  Corp. Project); Refunding
  PCR
  6.40%, 11/01/26(b)           -     Baa1    $2,315   $  2,500,617
------------------------------------------------------------------
ALASKA-1.78%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)          AAA    Aaa      4,800      5,107,055
------------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized Mortgage
  Program First Series RB
  6.875%, 06/01/33            AAA    Aaa      1,330      1,411,901
------------------------------------------------------------------
                                                         6,518,956
------------------------------------------------------------------
ARKANSAS-1.43%

Fayetteville (City of);
  Water and Sewer Refunding
  and Improvement Series
  1992 RB
  6.15%, 08/15/12              A      A       2,000      2,095,820
------------------------------------------------------------------
Independence (County of)
  (Mississippi Power & Light
  Project); PCR
  9.50%, 07/01/14              -     Baa2     1,000      1,073,330
------------------------------------------------------------------
Little Rock (City of); Sewer
  Improvement Series B RB
  5.75%, 02/01/06             AA+     Aa      2,000      2,055,620
------------------------------------------------------------------
                                                         5,224,770
------------------------------------------------------------------
ARIZONA-2.09%

Arizona (State of)
  Educational Loan Marketing
  Corp.; RB
  6.125%, 09/01/02(b)          -      Aa      1,900      2,024,070
------------------------------------------------------------------
Gila (County of) Industrial
  Development Authority
  (ASARCO Inc.); Refunding
  PCR
  8.90%, 07/01/06             BBB    Baa2     1,000      1,035,960
------------------------------------------------------------------
Mohave (County of) Unified
  School District #1 (Lake
  Havasu); Series 1996 A GO
  5.90%, 07/01/15(c)          AAA    Aaa      1,000      1,083,340
------------------------------------------------------------------
Pima (County of) Unified
  School District #10
  (Amphitheater); School
  Improvement
  Series 1992 E GO
  6.50%, 07/01/05              A+     A3      3,100      3,521,940
------------------------------------------------------------------
                                                         7,665,310
------------------------------------------------------------------
CALIFORNIA-1.55%

Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior Lien
  Series A RB
  6.00%, 01/01/16             BBB-   Baa        400        427,536
------------------------------------------------------------------
Irvine Ranch Water District
  Joint Powers Agency; Issue
  II Series RB
  8.25%, 08/15/23              A+     -         500        512,365
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
CALIFORNIA-(CONTINUED)

Los Angeles Unified School
  District (Multiple
  Properties Project);
  Refunding Certificates of
  Participation
  5.625%, 11/01/13(c)         AAA    Aaa     $3,000   $  3,003,600
------------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04             BBB-    -         500        566,035
------------------------------------------------------------------
San Francisco (City and
  County of) Parking
  Authority; Parking Meter
  Series 1994 RB
  7.00%, 06/01/13(c)          AAA    Aaa      1,000      1,167,490
------------------------------------------------------------------
                                                         5,677,026
------------------------------------------------------------------
COLORADO-1.00%

Adams County School District
  Number 1; Unlimited Tax
  Building Series 1992 A GO
  6.625%, 12/01/02(d)(e)      AAA    Aaa        500        557,270
------------------------------------------------------------------
Colorado (State of) Housing
  Finance Authority (Single
  Family Residential
  Housing); Series 1987 B RB
  9.00%, 09/01/17              AA    Aa1        360        368,212
------------------------------------------------------------------
Highlands Ranch Metro
  District No. 1; Refunding
  & Improvement Unlimited
  Tax Series A GO
  7.30%, 09/01/02(d)(e)       NRR    NRR        500        576,060
------------------------------------------------------------------
Mesa County School District
  #51; 1989 Series B
  Certificates of
  Participation
  6.875%, 12/01/05(c)         AAA    Aaa      1,465      1,619,323
------------------------------------------------------------------
Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Refunding Series GO
  7.95%, 12/01/03(f)           -      -         500        559,005
------------------------------------------------------------------
                                                         3,679,870
------------------------------------------------------------------
CONNECTICUT-3.42%

Bridgeport (City of);
  Unlimited Tax Series A GO
  6.00%, 09/01/06             AAA    Aaa      1,000      1,117,850
------------------------------------------------------------------
Connecticut (State of);
  General Purpose Public
  Improvement Series 1992-A
  GO
  6.50%, 03/15/02(d)(e)       NRR    NRR      5,500      6,062,320
------------------------------------------------------------------
Connecticut (State of)
  Health and Education
  Facility Authority;
  Special Care Hospital
  Series B RB
  5.375%, 07/01/17            BBB    Baa2       500        496,120
------------------------------------------------------------------
Connecticut (State of)
  Housing Finance Authority;
  Housing Mortgage Financing
  Program
  Sub-Series C-2 RB
  5.85%, 11/15/28(b)           AA    Aa3      1,000      1,028,350
------------------------------------------------------------------
Connecticut Resource
  Recovery Authority
  (American Ref-Fuel Co.)
  (Southeastern Connecticut
  Project); Corporate Credit
  Series 1988 RB
  8.10%, 11/15/15(b)           A      A2        925        981,555
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
CONNECTICUT-(CONTINUED)

Connecticut Resource
  Recovery Authority
  (American Ref-Fuel Co.)
  (Southeastern Connecticut
  Project); Series 1988 A RB
  7.875%, 11/15/06(b)         AA-    Baa1    $1,700   $  1,800,742
------------------------------------------------------------------
  8.00%, 11/15/15(b)          AA-    Baa1     1,000      1,060,300
------------------------------------------------------------------
                                                        12,547,237
------------------------------------------------------------------
DELAWARE-0.08%

Delaware Economic
  Development Authority
  (Osteopathic Hospital
  Association); Series A RB
  6.75%, 01/01/13(d)           -     Aaa        250        291,015
------------------------------------------------------------------
FLORIDA-1.00%

Dade (County of) (Courthouse
  Center Project); RB
  5.90%, 04/01/10              -      A3        500        532,535
------------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)          BBB    Baa1     1,125      1,260,990
------------------------------------------------------------------
Leon (County of);
  Certificates of
  Participation Series A RB
  5.875%, 01/01/98             -     Baa1       355        355,000
------------------------------------------------------------------
Miami (City of) Parking
  System; Series 1992 A RB
  6.70%, 10/01/06              A      A       1,120      1,227,610
------------------------------------------------------------------
Plantation (City of) Health
  Facilities Authority
  (Covenant Retirement
  Communities Inc.); RB
  7.75%, 12/01/22              A-     -         250        276,787
------------------------------------------------------------------
                                                         3,652,922
------------------------------------------------------------------
GEORGIA-0.59%

Georgia (State of) Housing and
  Finance
  Authority (Home Ownership
  Opportunity Program);
  Series C RB
  6.50%, 12/01/11             AA+     Aa        975      1,050,485
------------------------------------------------------------------
Savannah (City of) Economic
  Development Authority
  (Hershey Foods Corp.
  Project); IDR
  6.60%, 06/01/12              A+     -       1,000      1,103,640
------------------------------------------------------------------
                                                         2,154,125
------------------------------------------------------------------
ILLINOIS-10.78%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association); Hospital
  Series 1991 RB
  7.00%, 06/01/01(d)(e)       AAA    Aaa      3,250      3,608,443
------------------------------------------------------------------
Chicago Emergency Telephone
  System; Unlimited Tax
  Series GO
  5.60%, 01/01/10(c)          AAA    Aaa        400        432,315
------------------------------------------------------------------
Chicago Midway Airport;
  Series A RB
  5.625%, 01/01/22(c)         AAA    Aaa      1,000      1,038,610
------------------------------------------------------------------
Chicago Wastewater
  Transmission; Second Lien
  Series RB
  5.25%, 01/01/17(c)          AAA    Aaa      2,500      2,508,800
------------------------------------------------------------------
Cook (County of); Series
  1992 B GO
  5.75%, 11/15/02(d)(e)       AAA    Aaa      2,000      2,162,920
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
ILLINOIS-(CONTINUED)

Crestwood (City of); Revenue
  Refunding Non-Qualified
  Tax Increment Notes
  7.25%, 12/01/08(f)           -      -      $  100   $    106,936
------------------------------------------------------------------
Illinois (State of); Sales
  Tax Series 1993 B RB
  6.50%, 06/15/13             AAA    Aa3      1,500      1,626,360
------------------------------------------------------------------
Illinois (State of);
  Unlimited Tax Series GO
  5.25%, 07/01/22(c)          AAA    Aaa      4,475      4,517,244
------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project); PCR
  6.75%, 05/01/16              -      A2      2,500      2,703,150
------------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Northwestern University);
  Adjustable Medium Term
  Series RB
  5.25%, 11/01/14(e)          AA+    Aa1      1,000      1,013,330
------------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Shedd Aquarium Society);
  RB
  5.60%, 07/01/27(c)          AAA    Aaa      3,500      3,604,615
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Evangelical
  Hospital Corp.); RB
  6.25%, Series A
  04/15/22(d)                 NRR    NRR      1,000      1,137,430
------------------------------------------------------------------
  6.25%, Series 1992-C
  04/15/22(d)                 NRR    NRR      1,150      1,308,045
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Franciscan
  Sisters Health Care);
  Refunding Series 1992 RB
  6.40%, 09/01/04(c)          AAA    Aaa      2,475      2,725,866
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Memorial
  Hospital); RB
  7.25%, 05/01/22             BBB     -         200        215,234
------------------------------------------------------------------
Illinois Health Facilities
  Authority
  (Ravenswood Hospital Medical
  Center);
  Refunding Series 1987 A RB
  8.80%, 06/01/06              -     Baa1     1,000      1,018,100
------------------------------------------------------------------
Kane (County of) School
  District No. 131 (Aurora
  East Side); Limited GO
  5.35%, 01/01/04(c)          AAA    Aaa      1,000      1,057,050
------------------------------------------------------------------
Lake County Community
  Consolidated School
  District #73 (Hawthorn);
  Unlimited Tax Series 1997
  GO
  5.45%, 01/01/12(c)           -     Aaa      1,950      2,092,448
------------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of); GNMA
  Collateralized Mortgage
  Series 1990 RB
  7.875%, 08/01/22(b)         AAA     -         130        137,912
------------------------------------------------------------------
Saint Charles (City of)
  (Tri-City Center
  Associates Limited
  Project); IDR
  7.50%, 11/01/13(f)           -      -         100        107,138
------------------------------------------------------------------
Tazewell County Community
  High School District #303
  (Pekin); Unlimited Tax
  Series 1996 GO
  5.625%, 01/01/14(c)         AAA    Aaa      1,435      1,510,940
------------------------------------------------------------------
University of Illinois
  Auxiliary Facilities
  System; Series 1991 RB
  5.75%, 04/01/22             AA-     Aa      4,750      4,881,100
------------------------------------------------------------------
                                                        39,513,986
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
INDIANA-0.67%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(f)           -      -      $   95   $    106,523
------------------------------------------------------------------
Columbus (City of) Four Star
  School Building; First
  Mortgage Series RB
  6.00%, 01/15/06(b)          AAA    Aaa      1,000      1,113,610
------------------------------------------------------------------
Indiana (State of) Housing
  Finance Authority; Series
  B-1 RB
  6.15%, 07/01/17              -     Aaa        185        196,461
------------------------------------------------------------------
Indiana Municipal Power
  Agency Power Supply;
  Refunding Series A RB
  5.75%, 01/01/18              A      A1        500        501,195
------------------------------------------------------------------
Indiana Transportation
  Finance Authority (Airport
  Lease Facility); Series A
  RB
  6.25%, 11/01/02(d)(e)       NRR    Aaa        395        435,518
------------------------------------------------------------------
  6.25%, 11/01/16             NRR     A2        105        112,112
------------------------------------------------------------------
                                                         2,465,419
------------------------------------------------------------------
IOWA-0.33%

Iowa Finance Authority (Park
  West Project); Refunding
  Multifamily Series RB
  8.00%, 10/01/23(f)           -      -         100        102,203
------------------------------------------------------------------
Iowa Finance Authority
  (Trinity Regional Hospital
  Project); Hospital
  Facilities Refunding
  Series 1997 RB
  6.00%, 07/01/12(c)          AAA    Aaa      1,000      1,105,460
------------------------------------------------------------------
                                                         1,207,663
------------------------------------------------------------------
KANSAS-0.08%

Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.375%, 11/15/14            BBB-    -         250        277,928
------------------------------------------------------------------
KENTUCKY-1.15%

Kentucky Economic
  Development Finance
  Authority (Appalachian
  Regional Healthcare);
  Refunding & Improvement
  Hospital Systems Series RB
  5.875%, 10/01/22            BBB     -       1,000      1,027,590
------------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series 1993
  A RB
  6.15%, 03/01/13              -      Aa      3,000      3,184,710
------------------------------------------------------------------
                                                         4,212,300
------------------------------------------------------------------
LOUISIANA-3.52%

Louisiana Public Facilities
  Authority (Medical Center
  at New Orleans Project);
  RB
  6.125%, 10/15/07(c)         AAA     -       2,775      2,971,498
------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Our Lady of
  Lake Regional Hospital);
  Hospital Refunding Series
  C RB
  6.00%, 12/01/07(c)          AAA    Aaa      2,500      2,678,475
------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Tulane
  University of Louisiana);
  RB
  6.00%, 10/01/16(c)          AAA    Aaa      2,500      2,735,425
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
LOUISIANA-(CONTINUED)

New Orleans Levee District;
  Series 1995 A RB
  5.95%, 11/01/07(c)          AAA    Aaa     $1,000   $  1,108,960
------------------------------------------------------------------
Ouachita Parish Hospital
  Service District No 1
  (Glenwood Regional Medical
  Center); Refunding Series
  1996 RB
  5.70%, 05/15/16(c)          AAA    Aaa      1,000      1,047,880
------------------------------------------------------------------
St. John Baptist Parish
  (Sales Tax Distribution);
  Public Improvement Series
  1987 RB
  7.60%, 01/01/08(d)(e)        -     NRR        500        614,505
------------------------------------------------------------------
  7.60%, 01/01/09(d)(e)        -     NRR        500        624,780
------------------------------------------------------------------
West Feliciana Parish (Gulf
  States Utility Co.);
  Series A PCR
  7.50%, 05/01/15             BB+    Ba1      1,000      1,135,710
------------------------------------------------------------------
                                                        12,917,233
------------------------------------------------------------------
MAINE-0.28%

Maine (State of) Education
  Loan Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)           -      A         955      1,039,126
------------------------------------------------------------------
MARYLAND-0.54%

Maryland Health and Higher
  Education Facilities
  Authority (Doctors
  Community Hospital Inc.);
  Series 1990 RB
  8.75%, 07/01/00(d)(e)       AAA    Aaa      1,000      1,129,460
------------------------------------------------------------------
Maryland State Community
  Development Administration
  (Department of Economic
  and Community
  Development); Single
  Family Housing Refunding
  Series 5 RB
  7.70%, 04/01/15(b)           -     Aa2        790        837,075
------------------------------------------------------------------
                                                         1,966,535
------------------------------------------------------------------
MASSACHUSETTS-4.54%

Massachusetts (State of);
  Consolidated Loan Series
  1991 C GO
  7.00%, 08/01/01(d)(e)       NRR    NRR      2,450      2,721,656
------------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Lowell General
  Hospital); Series 1991 A
  RB
  8.40%, 06/01/01(d)(e)       NRR    NRR      3,550      4,091,837
------------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Valley Regional
  Health System Issue);
  Series 1990 B RB
  8.00%, 07/01/00(d)(e)       NRR    Aaa      3,000      3,335,640
------------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Winchester
  Hospital); Series D RB
  5.80%, 07/01/09(c)          AAA     -       1,000      1,068,300
------------------------------------------------------------------
Massachusetts Housing
  Finance Authority; Single
  Family
  Series 13 RB
  7.95%, 06/01/23(b)           A+     Aa      1,675      1,791,932
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts Industrial
  Finance Agency (Beverly
  Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(f)           -      -      $  250   $    271,213
------------------------------------------------------------------
Massachusetts Municipal
  Wholesale Electric
  Cooperative Power Supply;
  System Series 1992 A RB
  6.75%, 07/01/08(c)          AAA    Aaa      3,000      3,374,040
------------------------------------------------------------------
                                                        16,654,618
------------------------------------------------------------------
MICHIGAN-3.94%

Detroit (City of) School
  District; School Building
  and Site Unlimited Tax
  Series 1992 GO
  6.00%, 05/01/05              AA    Aa2      1,000      1,069,070
------------------------------------------------------------------
  6.15%, 05/01/07              AA    Aa2      1,300      1,392,001
------------------------------------------------------------------
Lake Orion Community School
  District; School Building
  and Site Unlimited Tax
  Refunding Series 1994 GO
  7.00%, 05/01/05(d)(e)       AAA    Aaa      2,500      2,938,125
------------------------------------------------------------------
Lakeview Community School
  District; Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/16(c)          AAA    Aaa      1,000      1,060,600
------------------------------------------------------------------
Lincoln Park (City of)
  School District; Unlimited
  Tax Series 1996 GO
  6.00%, 05/01/12(c)          AAA    Aaa      1,210      1,320,158
------------------------------------------------------------------
Michigan (State of) Housing
  Development Authority;
  Refunding Series A RB
  6.60%, 04/01/12              A+     -       1,000      1,062,830
------------------------------------------------------------------
Michigan (State of)
  Underground Storage Tank
  Financial Assurance
  Authority; Refunding
  Series I RB
  6.00%, 05/01/05(c)          AAA    Aaa      1,000      1,105,050
------------------------------------------------------------------
Ypsilanti (City of) School
  District; Refunding
  Unlimited Tax Series 1996
  GO
  5.75%, 05/01/15(b)          AAA    Aaa      2,100      2,232,090
------------------------------------------------------------------
  5.75%, 05/01/16(b)          AAA    Aaa      2,175      2,303,456
------------------------------------------------------------------
                                                        14,483,380
------------------------------------------------------------------
MINNESOTA-0.32%

Centennial Independent
  School District No. 12;
  Unlimited Tax Series A GO
  5.60%, 02/01/05(c)          AAA    Aaa      1,000      1,081,650
------------------------------------------------------------------
Minneapolis Health Care
  Facilities (Ebenezer
  Society Project); Series A
  RB
  7.00%, 07/01/12(f)           -      -         100        102,012
------------------------------------------------------------------
                                                         1,183,662
------------------------------------------------------------------
MISSISSIPPI-1.57%

Mississippi Higher Education
  Assistance Corp.; Student
  Loan Series 1994 C RB
  7.50%, 09/01/09(b)           -      A       5,000      5,463,100
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
MISSISSIPPI-(CONTINUED)

Ridgeland Urban Renewal (The
  Orchard Limited Project);
  Refunding Series A RB
  7.75%, 12/01/15(f)           -      -      $  250   $    273,468
------------------------------------------------------------------
                                                         5,736,568
------------------------------------------------------------------
MISSOURI-1.25%

Joplin Industrial
  Development Authority
  (Catholic Health
  Initiatives); Refunding
  Series A RB
  5.125%, 12/01/15             AA    Aa2      1,350      1,347,570
------------------------------------------------------------------
Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06              A-     A3      1,435      1,480,690
------------------------------------------------------------------
Kansas City Municipal
  Assistance Corp.(Truman
  Medical Center Charitable
  Foundation); Leasehold
  Improvement Series 1991 A
  RB
  7.00%, 11/01/08              A      A3        605        659,033
------------------------------------------------------------------
Missouri (State of)
  Environmental Improvement
  and Energy Resources;
  Series 1995 C PCR
  5.85%, 01/01/10              -     Aa1      1,000      1,079,990
------------------------------------------------------------------
                                                         4,567,283
------------------------------------------------------------------
NEVADA-1.54%

Humboldt (County of) (Sierra
  Pacific Project); Series
  1987 PCR
  6.55%, 10/01/13(c)          AAA    Aaa      3,000      3,284,520
------------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited Tax
  GO
  6.50%, 04/01/02(d)(e)       AAA    Aaa      1,000      1,103,040
------------------------------------------------------------------
Reno Redevelopment Agency;
  Refunding Sub-Series A Tax
  Allocation Notes
  6.00%, 06/01/10              -     Baa      1,185      1,242,591
------------------------------------------------------------------
                                                         5,630,151
------------------------------------------------------------------
NEW HAMPSHIRE-1.17%

New Hampshire Higher
  Educational & Health
  Facilities Authority
  (Daniel Webster College);
  RB
  7.625%, 07/01/16(f)          -      -         100        104,740
------------------------------------------------------------------
New Hampshire State Turnpike
  System; Series 1990 RB
  7.40%, 04/01/00(d)(e)       AAA    Aaa      3,850      4,194,845
------------------------------------------------------------------
                                                         4,299,585
------------------------------------------------------------------
NEW JERSEY-1.40%

Hudson County Correctional
  Facility; Certificates of
  Participation Series 1992
  RB
  6.60%, 12/01/21(c)          AAA    Aaa      1,250      1,356,075
------------------------------------------------------------------
Lacey School District;
  Unlimited Tax Series 1996
  GO
  5.30%, 11/01/06(c)          AAA    Aaa      1,000      1,074,970
------------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Atlantic City Sewer Co.);
  Sewer Facility Series 1991
  RB
  7.25%, 12/01/11(b)(f)        -      -       1,795      1,986,311
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
NEW JERSEY-(CONTINUED)

New Jersey City Economic
  Development Authority
  (Franciscan Oaks Project);
  First Mortgage Series RB
  5.70%, 10/01/17(f)           -      -      $  500   $    504,335
------------------------------------------------------------------
New Jersey Health Care
  Facility Financing
  Authority (St. Peters
  Medical Center); Series
  1987 C RB
  8.60%, 07/01/17(c)          AAA    Aaa        200        204,500
------------------------------------------------------------------
                                                         5,126,191
------------------------------------------------------------------
NEW MEXICO-1.65%

Albuquerque (City of)
  (Albuquerque Academy
  Project); Educational
  Facilities Series 1995 RB
  5.75%, 10/15/15             AA-    Aa2        915        960,192
------------------------------------------------------------------
Las Cruces South Central Solid Waste
  Authority; Environmental
  Services RB
  5.65%, 06/01/09              -      A         575        598,219
------------------------------------------------------------------
Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(c)          AAA    Aaa      2,000      2,144,060
------------------------------------------------------------------
Santa Fe (City of); Series
  1994 A RB
  6.25%, 06/01/04(d)(e)       AAA    Aaa      2,100      2,326,968
------------------------------------------------------------------
                                                         6,029,439
------------------------------------------------------------------
NEW YORK-10.39%

New York (City of); GO
  8.25%, Unlimited Tax
  Series 1991 F
  11/15/01(d)(e)              AAA    Aaa      1,840      2,133,388
------------------------------------------------------------------
  7.00%, Unlimited Tax
  Series C, Sub-Series C-1
  08/01/02(d)(e)              NRR    Aaa         55         62,022
------------------------------------------------------------------
  7.00%, Unlimited Tax
  Series H 02/01/02(d)(e)     NRR    NRR        175        195,015
------------------------------------------------------------------
  7.20%, Unlimited Tax
  Series H 02/01/02(d)(e)     NRR    NRR        335        375,793
------------------------------------------------------------------
  7.70%, Series D
  02/01/02(d)(e)              NRR    Aaa      1,840      2,101,814
------------------------------------------------------------------
  7.65%, Series 1992 F
  02/01/02(d)(e)              NRR    NRR      4,295      4,898,190
------------------------------------------------------------------
  7.375%, Unlimited Tax
  Series B, Sub-Series B-1
  08/15/04(d)(e)              NRR    Aaa         60         70,964
------------------------------------------------------------------
  7.65%, Series 1992 F
  02/01/06                    BBB+   Baa1       480        540,874
------------------------------------------------------------------
  7.70%, Series D 02/01/09    BBB+   Baa1       160        180,331
------------------------------------------------------------------
  7.375%, Unlimited Tax
  Series B, Sub-Series B-1
  08/15/13                    BBB+   Baa1       440        507,778
------------------------------------------------------------------
  7.20%, Unlimited Tax
  Series H 02/01/15           BBB+   Baa1       165        182,741
------------------------------------------------------------------
  8.25%, Unlimited Tax
  Series 1991 F 11/15/15      BBB+   Baa1       160        182,981
------------------------------------------------------------------
  6.25%, Unlimited Tax
  Series A 08/01/17           BBB+   Baa1     3,035      3,260,440
------------------------------------------------------------------
  7.00%, Unlimited Tax
  Series C, Sub-Series C-1
  08/01/17                    BBB+   Baa1     1,945      2,153,912
------------------------------------------------------------------
  7.00%, Series B
  02/01/18(c)                 AAA    Aaa      1,000      1,112,390
------------------------------------------------------------------
  7.00%, Unlimited Tax
  Series H 02/01/20           BBB+   Baa1       175        192,189
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
NEW YORK-(CONTINUED)

New York City Industrial
  Development Agency
  (Brooklyn Navy Yard Cogen
  Partners); RB
  5.65%, 10/01/28(b)          BBB-   Baa3    $  500   $    502,205
------------------------------------------------------------------
New York City Industrial
  Development Agency (The
  Lighthouse Inc. Project);
  Series 1992 RB
  6.50%, 07/01/22(g)           AA    Aa2      1,500      1,607,175
------------------------------------------------------------------
New York City Industrial
  Development Agency
  (Marymount Manhattan
  College Project); RB
  7.00%, 07/01/23(f)           -      -         150        161,162
------------------------------------------------------------------
New York City Municipal
  Water Finance Authority;
  Water & Sewer Systems
  Series A RB
  5.00%, 06/15/17              A-     A2      1,350      1,333,422
------------------------------------------------------------------
New York State Dorm
  Authority (City University
  System); Series C RB
  6.00%, 07/01/16             BBB+   Baa1       500        508,860
------------------------------------------------------------------
New York State Dorm
  Authority (State
  University Educational
  Facilities); Refunding
  Series A RB
  6.50%, 05/15/06              A-     A3      1,000      1,136,480
------------------------------------------------------------------
New York State Environmental
  Facility Corp.; Water
  Revenue Series E PCR
  6.875%, 06/15/01(d)(e)      NRR    NRR      2,300      2,542,857
------------------------------------------------------------------
  6.875%, 06/15/10             A      Aa      1,100      1,211,287
------------------------------------------------------------------
New York & New Jersey Port
  Authority; Consolidated
  One Hundred & Ninth Series
  RB
  5.375%, 07/15/22            AA-     A1      2,000      2,042,520
------------------------------------------------------------------
New York State Urban
  Development Corp.; Capital
  Facilities 1991 Series 3
  RB
  7.375%, 01/01/02(d)(e)      NRR    Aaa      7,850      8,888,948
------------------------------------------------------------------
                                                        38,085,738
------------------------------------------------------------------
NORTH CAROLINA-2.19%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.125%, 01/01/10(c)         AAA    Aaa      1,500      1,638,135
------------------------------------------------------------------
North Carolina Housing
  Finance Agency; Single
  Family-Series II RB
  6.20%, 03/01/16              AA    Aa2        625        669,181
------------------------------------------------------------------
North Carolina Medical Care
  Community Health Care
  Facilities (Glenaire
  Project); First Mortgage
  Series RB
  5.75%, 07/01/19(f)           -      -         500        495,250
------------------------------------------------------------------
  5.85%, 07/01/27(f)           -      -         500        498,600
------------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric Project);
  Refunding RB
  7.25%, 01/01/07              A-     A3      2,750      3,234,880
------------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric Project);
  Series 1990 RB
  6.50%, 01/01/10(c)(d)       AAA    Aaa        260        297,497
------------------------------------------------------------------
  6.50%, 01/01/10(c)          AAA    Aaa      1,115      1,186,984
------------------------------------------------------------------
                                                         8,020,527
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
NORTH DAKOTA-0.42%

Grand Forks Senior Housing
  (4000 Valley Square
  Project); Special Term
  Series RB
  6.375%, 12/01/34(f)          -      -      $  500   $    504,705
------------------------------------------------------------------
North Dakota Housing Finance
  Agency; Home Mortgage
  Series B RB
  5.85%, 07/01/28(b)           -     Aa3      1,000      1,026,930
------------------------------------------------------------------
                                                         1,531,635
------------------------------------------------------------------
OHIO-2.63%

Cleveland (City of) Parking
  Facilities; Improvement
  Series RB
  8.00%, 09/15/02(d)(e)       NRR    NRR        500        587,155
------------------------------------------------------------------
Fairfield (City of) Economic
  Development (Beverly
  Enterprises Project);
  Refunding Series RB
  8.50%, 01/01/03(f)           -      -         190        207,343
------------------------------------------------------------------
Fairfield (City of) School
  District; Unlimited Tax
  Series 1995 GO
  6.10%, 12/01/15(c)          AAA    Aaa      1,000      1,092,160
------------------------------------------------------------------
Findlay (City of); Limited
  Tax Series 1996 GO
  5.875%, 07/01/17            AA-     A1      1,000      1,055,680
------------------------------------------------------------------
Hamilton (County of);
  Electric System Mortgage
  Series 1998 RB
  8.00%, 10/15/98(d)(e)       AAA    Aaa      1,000      1,052,300
------------------------------------------------------------------
Mason (City of) Health Care
  Facilities (MCV Health
  Care Facilities, Inc.);
  Series 1990 RB
  7.625%, 02/01/40(c)         AAA     -       2,170      2,401,170
------------------------------------------------------------------
Montgomery (County of)
  (Grandview Hospital &
  Medical Center); Refunding
  Hospital Series RB
  5.50%, 12/01/10             BBB     -       1,000      1,013,020
------------------------------------------------------------------
Ohio Department of
  Transportation (Panhandle
  Rail Line Project); Series
  1992 Certificates of
  Participation
  6.50%, 04/15/12(c)          AAA    Aaa      1,100      1,203,235
------------------------------------------------------------------
Washington (County of)
  (Marietta Memorial
  Hospital); Series B RB
  7.00%, 09/01/12(c)          AAA    Aaa      1,000      1,013,650
------------------------------------------------------------------
                                                         9,625,713
------------------------------------------------------------------
OKLAHOMA-1.77%

McAlester (City of) Public
  Works Authority; Refunding
  and Improvement Series
  1995 RB
  5.50%, 12/01/10(c)          AAA    Aaa        975      1,058,636
------------------------------------------------------------------
Southern Oklahoma Memorial
  Hospital Authority; Series
  1993 A RB
  5.60%, 02/01/00(d)          NRR    NRR      1,250      1,288,550
------------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (St. Johns
  Hospital); RB
  6.25%, 02/15/14              AA    Aa3      2,000      2,162,940
------------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (Tulsa Regional
  Medical Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)       AAA    NRR        500        578,475
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
OKLAHOMA-(CONTINUED)

Tulsa Public Facilities
  Authority-Capital
  Improvements-Water System;
  Series 1988 B RB
  6.00%, 03/01/08              A+     -      $1,305   $  1,396,076
------------------------------------------------------------------
                                                         6,484,677
------------------------------------------------------------------
OREGON-0.96%

Marion (County of) (Ogden
  Martin Systems); Refunding
  Solid Waste & Electric
  Series RB
  5.50%, 10/01/06(c)          AAA    Aaa      1,000      1,089,590
------------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A RB
  6.20%, 06/01/04(d)(e)        A+     A1      1,200      1,331,952
------------------------------------------------------------------
  6.25%, 06/01/04(d)(e)        A+     A1      1,000      1,112,730
------------------------------------------------------------------
                                                         3,534,272
------------------------------------------------------------------
PENNSYLVANIA-3.81%

Chester (County of) Health
  and Educational Facilities
  Authority (Jefferson
  Health Systems); Series B
  RB
  5.375%, 05/15/27            AA-     A1      4,000      4,019,440
------------------------------------------------------------------
Chester Upland School
  Authority; Refunding
  School Series B RB
  5.25%, 09/01/21(c)          AAA    Aaa      1,000      1,007,460
------------------------------------------------------------------
Doylestown Hospital
  Authority (Pine Run
  Hospital); Hospital Series
  A RB
  7.20%, 07/01/23(f)           -      -         150        163,046
------------------------------------------------------------------
Lancaster (County of) Solid
  Waste Management
  Authority; Resource
  Recovery System Series
  1988 A RB
  8.50%, 12/15/10(b)          BBB     A       3,500      3,626,210
------------------------------------------------------------------
Montgomery County Industrial
  Development Authority
  (Meadowood Corp. Project);
  Refunding First Mortgage
  Series A RB
  10.25%, 12/01/00(d)(e)      NRR    NRR        100        113,502
------------------------------------------------------------------
Montgomery County Industrial
  Development
  Authority (Pennsburg
  Nursing & Rehabilitation
  Center); RB
  7.625%, 07/01/18             -     Ba3        100        111,242
------------------------------------------------------------------
Pennsylvania (State of);
  Third Series GO
  6.75%, 11/15/13(c)          AAA    Aaa      1,250      1,421,750
------------------------------------------------------------------
Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D RB
  7.05%, 12/01/10(b)          BBB-    -       2,900      3,223,292
------------------------------------------------------------------
Scranton-Lackawanna Health &
  Welfare Authority (Moses
  Taylor Hospital Project);
  Series B RB
  8.50%, 07/01/01(d)(e)       AAA    NRR        250        289,290
------------------------------------------------------------------
                                                        13,975,232
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
PUERTO RICO-1.51%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; Series 1991 P
  RB 7.00%, 07/01/01(d)(e)    NRR    Aaa     $1,325   $  1,476,222
------------------------------------------------------------------
  6.00%, Series 1989
    07/01/10                  BBB+   Baa1     4,000      4,057,680
------------------------------------------------------------------
                                                         5,533,902
------------------------------------------------------------------
RHODE ISLAND-0.68%

Rhode Island Depositors
  Economic Protection Corp.;
  Special Obligation Series
  1992 A RB
  6.95%, 08/01/02(d)(e)       AAA    Aaa      1,250      1,409,400
------------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Agency;
  Homeownership Opportunity
  Series 15 B RB
  6.00%, 10/01/04             AA+    Aa2      1,000      1,079,020
------------------------------------------------------------------
                                                         2,488,420
------------------------------------------------------------------
SOUTH CAROLINA-0.60%

Piedmont Municipal Power
  Agency; Refunding Electric
  Series A RB
  5.75%, 01/01/24             BBB    Baa1     1,150      1,150,955
------------------------------------------------------------------
South Carolina State
  Education Assistance
  Authority; Guaranteed
  Student Loan Series 1990
  RB
  6.60%, 09/01/01(b)           AA     -         500        529,010
------------------------------------------------------------------
South Carolina State Housing
  Finance and Development
  Authority; Homeownership
  Mortgage Series 1990 C RB
  7.50%, 07/01/05(b)           AA    Aa2        500        529,755
------------------------------------------------------------------
                                                         2,209,720
------------------------------------------------------------------
SOUTH DAKOTA-0.03%

South Dakota Health &
  Educational Facilities
  Authority (Huron Regional
  Medical Center); RB
  7.25%, 04/01/20             BBB     -         100        110,939
------------------------------------------------------------------
TENNESSEE-1.20%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)          AAA    Aaa      1,165      1,224,928
------------------------------------------------------------------
Nashville and Davidson
  (Counties of) Metropolitan
  Government; Water and
  Sewer Refunding Series
  1986 RB
  7.25%, 01/20/98(e)           A      A1        145        145,580
------------------------------------------------------------------
Shelby (County of);
  Unlimited Tax School GO
  6.00%, 03/01/02(d)(e)       NRR    NRR      1,000      1,074,310
------------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)           -      -       1,000      1,014,960
------------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Homeownership Progressive
  Series Q RB
  6.80%, 07/01/17              AA    Aa2        895        953,614
------------------------------------------------------------------
                                                         4,413,392
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
TEXAS-14.66%

Arlington Independent School
  District; Refunding Series
  1995 GO
  5.75%, 02/15/21(c)           -     Aaa     $1,000   $  1,041,910
------------------------------------------------------------------
Austin (City of); Utility
  System RB
  6.50%, 05/15/01(d)(e)       AAA    Aaa      1,380      1,506,919
------------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995 RB
  6.10%, 02/01/13(c)          AAA    Aaa      1,115      1,205,839
------------------------------------------------------------------
Bellville Independent School
  District; Unlimited Tax
  School Building and
  Refunding Series 1995 GO
  6.125%, 02/01/20(c)          -     Aaa        830        897,637
------------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan Services
  Corp.); Series A RB
  5.375%, 01/01/22(c)         AAA    Aaa      2,000      2,026,500
------------------------------------------------------------------
Brazos Higher Education Loan
  Authority Inc.; Student
  Loan Refunding RB
  6.30%, Refunding Series
  1992 C-1 11/01/01(b)         -      Aa        325        343,888
------------------------------------------------------------------
  6.45%, Series 1992 C-1
  11/01/02(b)                  -      Aa      1,135      1,216,141
------------------------------------------------------------------
  6.50%, Series 1994 B-1
  06/01/04(b)                  -      A         260        280,831
------------------------------------------------------------------
Carrollton (City of); GO
  5.75%, 08/15/16             AA-     Aa      1,000      1,049,750
------------------------------------------------------------------
Comal County Industrial
  Development Authority (The
  Coleman Company, Inc.
  Project); Industrial
  Development Series 1980 RB
  9.25%, 08/01/00(d)          NRR    NRR        840        907,158
------------------------------------------------------------------
Dallas (City of); Waterworks
  and Sewer System Refunding
  and Improvement Series RB
  5.35%, 04/01/14              AA     Aa      3,055      3,134,430
------------------------------------------------------------------
Dallas (City of); Waterworks
  and Sewer System Series A
  RB
  6.00%, 10/01/14              AA    Aa2      2,030      2,130,607
------------------------------------------------------------------
Dallas-Fort Worth Regional
  Airport Authority; Airport
  Series 1985 RB
  6.10%, 11/01/07             AAA    Aaa        200        200,496
------------------------------------------------------------------
  6.10%, 11/01/07(c)           A+     A1        430        433,255
------------------------------------------------------------------
Georgetown (City of);
  Utility System Series 1995
  A RB
  6.20%, 08/15/15(c)          AAA    Aaa      1,500      1,618,560
------------------------------------------------------------------
Harris County; Toll Road
  Unlimited Tax General
  Obligation and Subordinate
  Lien Refunding Series 1991
  RB
  6.75%, 08/01/14              AA    Aa2      3,850      4,234,654
------------------------------------------------------------------
  5.375%, 08/15/20(c)         AAA    Aaa      1,000      1,012,650
------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991 RB
  6.70%, 02/15/03(d)(e)       AAA    NRR      1,000      1,108,960
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
TEXAS-(CONTINUED)

Harris County Mental Health
  and Mental Retardation
  Authority; Refunding
  Series 1992 RB
  6.25%, 09/15/10(c)          AAA    Aaa     $4,500   $  4,817,565
------------------------------------------------------------------
Houston (City of); Refunding
  Series 1992 C GO
  6.25%, 03/01/02(d)(e)       NRR    NRR      1,470      1,577,854
------------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent School
  District; Refunding RB
  6.50%, 08/15/04(c)(d)(e)    AAA    Aaa        640        718,253
------------------------------------------------------------------
  6.50%, 08/15/24(c)          AAA    Aaa        360        396,636
------------------------------------------------------------------
Keller (City of) Independent
  School District;
  Certificates of
  Participation Series 1994
  RB
  6.00%, 08/15/05(c)          AAA    Aaa      1,000      1,107,900
------------------------------------------------------------------
Lockhart (City of);
  Certificates of
  Participation Tax and
  Utility Systems Series
  1996 GO
  5.85%, 08/01/11(c)          AAA    Aaa        605        653,146
------------------------------------------------------------------
  5.90%, 08/01/16(c)          AAA    Aaa      1,100      1,161,204
------------------------------------------------------------------
North Texas Higher Education
  Authority Inc.; Student
  Loan Refunding Series D RB
  6.10%, 04/01/08(b)           -      Aa      1,000      1,041,970
------------------------------------------------------------------
  6.30%, 04/01/09(b)           -      A         500        523,865
------------------------------------------------------------------
Plano (City of) Independent
  School District; Unlimited
  Tax Series 1991 B GO
  5.625%, 02/15/01(d)(e)      AAA    Aaa      2,500      2,610,075
------------------------------------------------------------------
Tarrant (County of) Texas
  Water Control and
  Improvement District #1;
  Refunding Series 1993 RB
  5.20%, 03/01/10             AAA    Aaa      2,000      2,035,080
------------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health Mental
  Retardation); Series 1996
  RB
  6.20%, 09/01/16             BBB+    -       1,590      1,665,541
------------------------------------------------------------------
Texas (State of); Unlimited
  Tax Veteran's Land GO
  6.40%, 12/01/24(b)           AA    Aa2      2,000      2,131,600
------------------------------------------------------------------
Texas (State of) Department
  of Housing and Community
  Affairs (Asmara Project);
  Multifamily Housing Series
  1996 A RB
  6.30%, 01/01/16              A      -         310        335,832
------------------------------------------------------------------
Texas (State of) Housing
  Agency; Residential
  Development Mortgage
  Series 1987 D RB
  8.40%, 07/01/20(b)           A+     Aa      3,045      3,220,209
------------------------------------------------------------------
Texas (State of) Public
  Finance Authority (General
  Services Community
  Projects); Refunding
  Building Series A RB
  5.00%, 02/01/15(c)          AAA    Aaa      1,500      1,493,115
------------------------------------------------------------------
Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Lease RB
  7.10%, 12/01/01(d)(e)       AAA    Aaa        600        673,356
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
TEXAS-(CONTINUED)

Tyler Health Facilities
  Development Corp. (Mother
  Frances Hospital);
  Hospital Series A RB
  5.625%, 07/01/13             -     Baa2    $1,000   $  1,004,110
------------------------------------------------------------------
Victoria (County of) Texas
  Hospital Citizens Medical
  Center; RB
  6.20%, 01/01/10(c)           -     Aaa      1,000      1,092,060
------------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Refunding Series
  1994 GO
  6.40%, 02/15/05(d)(e)       AAA    Aaa      1,000      1,101,020
------------------------------------------------------------------
                                                        53,710,576
------------------------------------------------------------------
UTAH-1.88%

Intermountain Power Agency
  (Utah Power Supply); RB
  5.00%, Series 1986 B,
  07/01/16                     A+     A1      1,550      1,492,061
------------------------------------------------------------------
  5.00%, Series 1986 C,
  07/01/18                     A+     A1        950        906,633
------------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27             BBB     -       1,000      1,029,860
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Federally
  Insured Term Subordinate
  Single Family Mortgage RB
  6.30%, Series 1994 E-1,
  07/01/06                     A+     -         615        667,077
------------------------------------------------------------------
  7.15%, Series 1994 G-1,
  07/01/06                     A+     A1        530        588,607
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Series
  1994 C RB
  6.05%, 07/01/06              -      A1        810        864,756
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage Series G2
  RB
  6.45%, 07/01/27(b)          AAA    Aaa      1,235      1,325,192
------------------------------------------------------------------
                                                         6,874,186
------------------------------------------------------------------
VIRGIN ISLANDS-1.08%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan Notes
  Series A RB
  7.25%, 10/01/18(f)           -      -       1,000      1,129,480
------------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991 GO
  7.75%, 10/01/06(f)           -      -       2,565      2,838,532
------------------------------------------------------------------
                                                         3,968,012
------------------------------------------------------------------
VIRGINIA-0.67%

Covington-Alleghany (County
  of) Industrial Development
  Authority (Beverly
  Enterprises); Refunding
  Series RB
  9.375%, 09/01/01(f)          -      -          55         61,612
------------------------------------------------------------------
Richmond (City of); Public
  Improvement Refunding
  Series B GO
  6.25%, 01/15/18              AA     A1      2,000      2,138,760
------------------------------------------------------------------
Virginia Housing Development
  Authority; Commonwealth
  Mortgage Series A RB
  7.10%, 01/01/17             AA+    Aa1        250        264,552
------------------------------------------------------------------
                                                         2,464,924
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
WASHINGTON-2.95%

Clark (County of) Gamas
  School District #117; GO
  6.00%, 12/01/14(c)          AAA    Aaa     $1,000   $  1,085,620
------------------------------------------------------------------
King (County of); Unlimited
  Tax GO
  5.50%, 07/01/07(d)          AAA    Aaa        500        533,480
------------------------------------------------------------------
King (County of); Unlimited
  Tax Refunding GO
  6.50%, 12/01/11             AA+    Aa1        500        500,975
------------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  #1; Electric Series B RB
  6.30%, 01/01/17             BBB+    A       1,400      1,477,448
------------------------------------------------------------------
Seattle (City of)
  Metropolitan Municipality;
  Refunding Unlimited Sales
  Tax Series GO
  6.875%, 01/01/20             A+     Aa      1,450      1,491,514
------------------------------------------------------------------
Seattle (City of)
  Metropolitan Municipality
  Sewer District; Series T
  RB
  6.80%, 01/01/00(d)(e)       NRR    NRR      1,780      1,904,296
------------------------------------------------------------------
Washington State Public
  Power Supply System
  (Nuclear Project No. 1);
  Refunding Series A RB
  6.00%, 07/01/07(c)          AAA    Aaa      1,000      1,109,880
------------------------------------------------------------------
  5.75%, 07/01/12(c)          AAA    Aaa      2,000      2,131,320
------------------------------------------------------------------
West Richland (City of);
  Water & Sewer Series RB
  7.00%, 12/01/04(d)(e)       AAA    Aaa        500        578,250
------------------------------------------------------------------
                                                        10,812,783
------------------------------------------------------------------
WEST VIRGINIA-0.14%

Ohio County Board of
  Education; Unlimited Tax
  Refunding Series GO
  5.125%, 06/01/18             A+     A         500        497,155
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
WISCONSIN-1.11%

Wisconsin Housing and
  Economic Development
  Authority; Home Ownership
  RB
  7.40%, Series 1994 F
  07/01/13(b)                  AA    Aa2     $1,000   $  1,096,150
------------------------------------------------------------------
  7.35%, Series 1994 E
  01/01/17                     AA    Aa2        500        545,340
------------------------------------------------------------------
  8.00%, Series 1990 E
  03/01/21(b)                  AA     Aa        300        316,472
------------------------------------------------------------------
Wisconsin Health and
  Educational Facilities
  Authority (Sinai Samaritan
  Medical Center); Series
  1994 F RB 5.75%,
  08/15/16(c)                  AA     Aa      1,500      1,576,515
------------------------------------------------------------------
Wisconsin Health and
  Educational Facilities
  Authority (Wheaton
  Franciscan Services Inc.);
  RB
  8.20%, 08/15/98(d)(e)       NRR    Aaa        500        523,155
------------------------------------------------------------------
                                                         4,057,632
------------------------------------------------------------------
WYOMING-0.96%

Campbell (County of) School
  District No. 1 (Gillette);
  Unlimited Tax Series GO
  5.35%, 06/01/04             AAA    Aaa      1,000      1,064,510
------------------------------------------------------------------
Laramie (County of)
  (Memorial Hospital
  Project); Hospital
  Series RB
  6.70%, 05/01/12(c)          AAA    Aaa        250        276,915
------------------------------------------------------------------
Natrona (County of) Wyoming
  Medical Center; RB
  6.00%, 09/15/11(c)          AAA    Aaa      1,000      1,086,470
------------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Company
  Project); PCR
  Series 1996 A RB
  6.05%, 07/15/26              A      A3      1,000      1,073,240
------------------------------------------------------------------
                                                         3,501,135
------------------------------------------------------------------
TOTAL INVESTMENTS-97.99%                               359,123,485
------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-2.01%                      7,355,322
------------------------------------------------------------------
NET ASSETS-100.00%                                    $366,478,807
==================================================================

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding for the security. Ratings are not covered by Independent Auditors' Report.
(b) Security subject to the alternative minimum tax.
(c) Secured by bond insurance.
(d) Secured by an escrow fund of U.S. Treasury obligations.
(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g) Secured by a letter of credit.

Investment Abbreviations:

GO  - General Obligation Bonds
IDR - Industrial Development Revenue Bonds
NRR - Not Re-Rated
PCR - Pollution Control Revenue Bonds
RB  - Revenue Bonds

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

ASSETS:

Investments, at market value (cost
  $331,790,903)                               $359,123,485
----------------------------------------------------------
Cash                                               787,976
----------------------------------------------------------
Receivables for:
  Fund shares sold                                 488,687
----------------------------------------------------------
  Interest                                       6,554,748
----------------------------------------------------------
  Investments sold                                 830,750
----------------------------------------------------------
Investment for deferred compensation plan           65,053
----------------------------------------------------------
Other assets                                        28,067
----------------------------------------------------------
    Total assets                               367,878,766
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                            95,828
----------------------------------------------------------
  Dividends                                        699,674
----------------------------------------------------------
  Deferred compensation plan                        65,053
----------------------------------------------------------
Accrued advisory fees                              140,726
----------------------------------------------------------
Accrued administrative service fees                  5,442
----------------------------------------------------------
Accrued distribution fees                          251,546
----------------------------------------------------------
Accrued trustees' fees                               2,970
----------------------------------------------------------
Accrued transfer agent fees                        106,994
----------------------------------------------------------
Accrued operating expenses                          31,726
----------------------------------------------------------
    Total liabilities                            1,399,959
----------------------------------------------------------
Net assets applicable to shares outstanding   $366,478,807
==========================================================

NET ASSETS:

Class A                                       $318,468,805
==========================================================
Class B                                       $ 47,185,232
==========================================================
Class C                                       $    824,770
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         38,171,168
==========================================================
Class B                                          5,647,120
==========================================================
Class C                                             98,779
==========================================================
Class A:
  Net asset value and redemption price per
    share                                     $       8.34
==========================================================
  Offering price per share:
    (Net asset value of $8.34
    divided by 95.25%)                        $       8.76
==========================================================
Class B:
  Net asset value and offering price per
    share                                     $       8.36
==========================================================
Class C:
  Net asset value and offering price per
    share                                     $       8.35
==========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:

Interest                                       $20,118,944
----------------------------------------------------------

EXPENSES:

Advisory fees                                    1,532,157
----------------------------------------------------------
Administrative service fees                         70,780
----------------------------------------------------------
Custodian fees                                      17,893
----------------------------------------------------------
Transfer agent fees - Class A                      240,369
----------------------------------------------------------
Transfer agent fees - Class B                       32,698
----------------------------------------------------------
Transfer agent fees - Class C                          124
----------------------------------------------------------
Trustees' fees                                      10,573
----------------------------------------------------------
Distribution fees - Class A                        732,575
----------------------------------------------------------
Distribution fees - Class B                        398,613
----------------------------------------------------------
Distribution fees - Class C                          1,511
----------------------------------------------------------
Other                                              268,154
----------------------------------------------------------
    Total expenses                               3,305,447
----------------------------------------------------------
Less: Expenses paid indirectly                      (4,966)
----------------------------------------------------------
     Net expenses                                3,300,481
----------------------------------------------------------
Net investment income                           16,818,463
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT
  SECURITIES:

Net realized gain on sales of investment
  securities                                       114,781
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                     9,751,922
----------------------------------------------------------
    Net gain on investment securities            9,866,703
----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $26,685,166
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997            1996
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 16,818,463    $ 15,871,748
------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities              114,781         118,748
------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                   9,751,922      (4,496,798)
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        26,685,166      11,493,698
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (15,139,605)    (14,634,820)
------------------------------------------------------------------------------------------
  Class B                                                       (1,703,002)     (1,210,672)
------------------------------------------------------------------------------------------
  Class C                                                           (5,880)             --
------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                         (152,238)             --
------------------------------------------------------------------------------------------
  Class B                                                          (20,640)             --
------------------------------------------------------------------------------------------
  Class C                                                              (62)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       30,852,332      (1,870,211)
------------------------------------------------------------------------------------------
  Class B                                                       12,563,423      12,523,478
------------------------------------------------------------------------------------------
  Class C                                                          817,511              --
------------------------------------------------------------------------------------------
    Net increase in net assets                                  53,897,005       6,301,473
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          312,581,802     306,280,329
------------------------------------------------------------------------------------------
  End of period                                               $366,478,807    $312,581,802
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $340,696,817    $296,629,932
------------------------------------------------------------------------------------------
  Undistributed net investment income                              (71,348)        (34,765)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on investment
    securities                                                  (1,479,244)     (1,594,025)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              27,332,582      17,580,660
------------------------------------------------------------------------------------------
                                                              $366,478,807    $312,581,802
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: the Class A shares, the Class B shares, and the Class C shares. The new Class C shares commenced sales on August 4, 1997. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income exempt from federal income taxes consistent with the preservation of principal by investing in a diversified portfolio of municipal bonds.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Board of Trustees, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually. On December 31, 1997, undistributed net investment income was increased by $166,381 and paid-in capital reduced by $166,381 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $1,479,245 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, in the year 2002. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $200 million of the Fund's average daily net assets, plus 0.40% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.35% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $70,780 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1997, AFS was paid $113,921 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee by the Class B or Class C shares under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended December 31, 1997, for the Class A shares and Class B shares and the period August 4, 1997 (date sales commenced) through December 31, 1997, the Class A, Class B and Class C shares paid AIM Distributors $732,575, $398,613, and $1,511 respectively, as compensation under the Plans.
  AIM Distributors received commissions of $87,434 from sales of the Class A shares of the Fund during the year ended December 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1997, AIM Distributors received $44,830 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1997, the Fund paid legal fees of $5,021 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended December 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 5-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced Fund expenses by $1,233 during the year ended December 31, 1997. Also during the year ended December 31, 1997, the Fund received a reduction in transfer agency fees from AFS (an affiliate of AIM) of $3,733, under an expense offset arrangement. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $4,966 during the year ended December 31, 1997.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $94,911,754 and $78,890,833, respectively.

The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 was as follows:

Aggregate unrealized appreciation of investment securities                                                   $27,334,470
------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                      (1,888)
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                                                         $27,332,582
------------------------------------------------------------------------------------------------------------------------

Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                                                           1997                          1996
                                                                --------------------------    ---------------------------
                                                                  SHARES         AMOUNT         SHARES          AMOUNT
                                                                ----------    ------------    -----------    ------------
Sold:
  Class A                                                       10,031,224    $ 79,386,539      5,797,996    $ 47,332,136
------------------------------------------------------------    --------------------------    ---------------------------
  Class B                                                        2,368,696      19,504,059      2,660,265      21,695,791
------------------------------------------------------------    --------------------------    ---------------------------
  Class C*                                                         111,584         923,229             --              --
------------------------------------------------------------    --------------------------    ---------------------------
Issued as reinvestment of dividends:
  Class A                                                        1,051,195       8,642,466      1,054,624       8,611,381
------------------------------------------------------------    --------------------------    ---------------------------
  Class B                                                          131,460       1,082,551         85,876         701,022
------------------------------------------------------------    --------------------------    ---------------------------
  Class C*                                                             510           4,239             --              --
------------------------------------------------------------    --------------------------    ---------------------------
Reacquired:
  Class A                                                       (6,962,233)    (57,176,673)    (7,075,891)    (57,813,728)
------------------------------------------------------------    --------------------------    ---------------------------
  Class B                                                         (975,132)     (8,023,187)    (1,208,742)     (9,873,335)
------------------------------------------------------------    --------------------------    ---------------------------
  Class C*                                                         (13,315)       (109,957)            --              --
------------------------------------------------------------    --------------------------    ---------------------------
                                                                 5,743,989    $ 44,233,266      1,314,128    $ 10,653,267
============================================================    ==========================    ===========================

* Class C shares commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during each of the years in the five-year period ended December 31, 1997, for a share of Class B outstanding during each of the years in the four-year period ended December 31, 1997 and the period September 1, 1993 (date sales commenced) through December 31, 1993, and for a share of Class C outstanding during the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                         CLASS A
                                                               ------------------------------------------------------------
                                                                 1997         1996         1995         1994         1993
                                                               --------     --------     --------     --------     --------
Net asset value, beginning of period                           $  8.19      $   8.31     $   7.78     $   8.61     $   8.27
------------------------------------------------------------   --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income                                           0.42          0.43         0.43         0.46         0.48
------------------------------------------------------------   --------     --------     --------     --------     --------
  Net gains (losses) on securities
    (both realized and unrealized)                                0.16         (0.12)        0.56        (0.78)        0.46
------------------------------------------------------------   --------     --------     --------     --------     --------
    Total from investment operations                              0.58          0.31         0.99        (0.32)        0.94
------------------------------------------------------------   --------     --------     --------     --------     --------
Less distributions:
  Dividends from net investment income                           (0.43)        (0.43)       (0.43)       (0.45)       (0.48)
------------------------------------------------------------   --------     --------     --------     --------     --------
  Distributions from net realized gains                             --            --           --        (0.03)       (0.11)
------------------------------------------------------------   --------     --------     --------     --------     --------
  Returns of capital                                                --            --        (0.03)       (0.03)       (0.01)
------------------------------------------------------------   --------     --------     --------     --------     --------
    Total distributions                                          (0.43)        (0.43)       (0.46)       (0.51)       (0.60)
------------------------------------------------------------   --------     --------     --------     --------     --------
Net asset value, end of period                                 $  8.34      $   8.19     $   8.31     $   7.78     $   8.61
------------------------------------------------------------   --------     --------     --------     --------     --------
Total return(a)                                                   7.27%         3.90%       13.05%       (3.79)%      11.66%
============================================================   ========     ========     ========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $318,469     $278,812     $284,803     $257,456     $294,209
============================================================   ========     ========     ========     ========     ========
Ratio of expenses to average net assets                           0.90%(b)(c)   0.80%        0.88%        0.89%        0.91%
============================================================   ========     ========     ========     ========     ========
Ratio of net investment income to average net assets              5.14%(b)      5.29%        5.26%        5.61%        5.65%
============================================================   ========     ========     ========     ========     ========
Portfolio turnover rate                                             24%           26%          36%          43%          24%
============================================================   ========     ========     ========     ========     ========

(a) Does not deduct sales charges.
(b) Ratios are based on average daily net assets of $293,030,139.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

                                                                                 CLASS B                          CLASS C
                                                           ---------------------------------------------------    -------
                                                             1997        1996       1995       1994      1993      1997
                                                             ----       -------    -------    ------    ------    -------
Net asset value, beginning of period                       $  8.19      $  8.31    $  7.78    $ 8.61    $ 8.71    $ 8.30
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
Income from investment operations:
  Net investment income                                       0.36         0.37       0.39      0.39      0.14      0.15
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.17        (0.13)      0.54     (0.78)     0.01      0.04
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
      Total from investment operations                        0.53         0.24       0.93     (0.39)     0.15      0.19
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
Less distributions:
  Dividends from net investment income                       (0.36)       (0.36)     (0.37)    (0.38)    (0.13)    (0.14)
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
  Distributions from net realized gains                         --           --         --     (0.03)    (0.11)       --
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
  Returns of capital                                            --           --      (0.03)    (0.03)    (0.01)       --
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
      Total distributions                                    (0.36)       (0.36)     (0.40)    (0.44)    (0.25)    (0.14)
--------------------------------------------------------   -------      -------    -------    ------    ------    ------
Net asset value, end of period                             $  8.36      $  8.19    $  8.31    $ 7.78    $ 8.61    $ 8.35
========================================================   =======      =======    =======    ======    ======    ======
Total return(a)                                               6.59%        2.99%     12.14%    (4.57)%    1.95%     2.36%
========================================================   =======      =======    =======    ======    ======    ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $47,185      $33,770    $21,478    $9,175    $2,319    $  825
========================================================   =======      =======    =======    ======    ======    ======
Ratio of expenses to average net assets(b)                    1.66%(c)(d)  1.61%      1.68%     1.67%     1.65%(e)  1.67%(c)(d)(e)
========================================================   =======      =======    =======    ======    ======    ======
Ratio of net investment income to average net assets(f)       4.38%(c)     4.49%      4.46%     4.83%     4.91%(e)  4.37%(c)(e)
========================================================   =======      =======    =======    ======    ======    ======
Portfolio turnover rate                                         24%          26%        36%       43%       24%       24%
========================================================   =======      =======    =======    ======    ======    ======

(a) Does not deduct contingent deferred sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average daily net assets prior to fee waivers and/or expense reimbursements were 1.77%, 1.84% and 3.08% (annualized) for the periods 1995-1993, respectively.
(c) Ratios are based on average daily net assets of $39,861,298 and $367,550, respectively for Class B and Class C.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average daily net assets prior to fee waivers and/or expense reimbursements are 4.37%, 4.66% and 3.48% (annualized) for the periods 1995-1993, respectively.

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Trustees and Shareholders of AIM Value Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Value Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Value Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.



                                                      KPMG Peat Marwick LLP

                       Houston, Texas
                       February 6, 1998

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                  MARKET
                                 SHARES            VALUE
DOMESTIC COMMON STOCKS-66.18%

AEROSPACE/DEFENSE-0.43%

Boeing Co. (The)                     47,500   $     2,324,530
-------------------------------------------------------------
Lockheed Martin Corp.                34,900         3,437,650
-------------------------------------------------------------
Orbital Sciences Corp.(a)           271,200         8,068,200
-------------------------------------------------------------
Precision Castparts Corp.           738,300        44,528,718
-------------------------------------------------------------
                                                   58,359,098
-------------------------------------------------------------

AIRFREIGHT-0.24%

Airborne Freight Corp.              331,800        20,613,075
-------------------------------------------------------------
Federal Express Corp.(a)            188,700        11,522,493
-------------------------------------------------------------
                                                   32,135,568
-------------------------------------------------------------

AIRLINES-0.64%

Continental Airlines,
  Inc.(a)                         1,800,000        86,625,000
-------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.85%

Banc One Corp.                    2,000,000       108,625,000
-------------------------------------------------------------
Wachovia Corp.                       87,400         7,090,325
-------------------------------------------------------------
                                                  115,715,325
-------------------------------------------------------------

BANKS (MONEY CENTER)-5.03%

BankAmerica Corp.(b)              3,300,000       240,900,000
-------------------------------------------------------------
Chase Manhattan Corp.             1,855,400       203,166,300
-------------------------------------------------------------
Citicorp (b)                      1,900,000       240,231,250
-------------------------------------------------------------
                                                  684,297,550
-------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.28%

US West Media Group(a)            1,292,300        37,315,162
-------------------------------------------------------------

BUILDING MATERIALS-0.19%

Masco Corp.                         500,000        25,437,500
-------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.41%

Cytec Industries Inc.(a)          1,178,000        55,292,375
-------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.32%

Comverse Technology,
  Inc.(a)                         1,100,000        42,900,000
-------------------------------------------------------------

COMPUTERS (HARDWARE)-1.73%

Compaq Computer Corp.             1,000,000        56,437,500
-------------------------------------------------------------
Stratus Computer, Inc.(a)           700,000        26,468,750
-------------------------------------------------------------
Sun Microsystems, Inc.(a)         3,800,000       151,525,000
-------------------------------------------------------------
                                                  234,431,250
-------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
COMPUTERS (NETWORKING)-0.32%

Bay Networks, Inc.(a)             1,700,000   $    43,456,250
-------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.94%

Adaptec, Inc.(a)                  1,000,000        37,125,000
-------------------------------------------------------------
Quantum Corp.(a)(b)               4,500,000        90,281,250
-------------------------------------------------------------
                                                  127,406,250
-------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-3.25%

America Online, Inc.(a)             250,000        22,296,875
-------------------------------------------------------------
American Management
  Systems, Inc.(a)                  750,000        14,625,000
-------------------------------------------------------------
Autodesk, Inc.                      200,000         7,400,000
-------------------------------------------------------------
Avant! Corp.(a)                      65,600         1,098,800
-------------------------------------------------------------
Computer Associates
  International, Inc.             4,500,000       237,937,500
-------------------------------------------------------------
Network Associates, Inc.(a)         891,690        47,148,108
-------------------------------------------------------------
Sybase, Inc.(a)                   3,000,000        39,937,500
-------------------------------------------------------------
Unisys Corp.(a)                   5,200,000        72,150,000
-------------------------------------------------------------
                                                  442,593,783
-------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.29%

American Greetings
  Corp.-Class A                   1,000,000        39,125,000
-------------------------------------------------------------

CONSUMER FINANCE-1.24%

Household International,
  Inc.                              490,500        62,569,406
-------------------------------------------------------------
MBNA Corp.                        1,747,800        47,736,787
-------------------------------------------------------------
SLM Holding Corp.                   421,000        58,571,625
-------------------------------------------------------------
                                                  168,877,818
-------------------------------------------------------------

ELECTRIC COMPANIES-0.31%

Allegheny Energy, Inc.              653,400        21,235,500
-------------------------------------------------------------
Carolina Power & Light Co.          262,400        11,135,600
-------------------------------------------------------------
Wisconsin Energy Corp.              339,400         9,757,750
-------------------------------------------------------------
                                                   42,128,850
-------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.83%

American Power Conversion
  Corp.(a)                        2,700,000        63,787,500
-------------------------------------------------------------
AVX Corp.                           189,000         3,484,687
-------------------------------------------------------------
SCI Systems, Inc.(a)                800,000        34,850,000
-------------------------------------------------------------
Symbol Technologies, Inc.           302,200        11,408,050
-------------------------------------------------------------
                                                  113,530,237
-------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-0.13%

Waters Corp.(a)                     466,100        17,537,012
-------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
ELECTRONICS (SEMICONDUCTORS)-0.68%

Maxim Integrated Products,
  Inc.(a)                         1,249,000   $    43,090,500
-------------------------------------------------------------
Microchip Technology,
  Inc.(a)                           800,000        24,000,000
-------------------------------------------------------------
National Semiconductor
  Corp.(a)                        1,000,000        25,937,500
-------------------------------------------------------------
                                                   93,028,000
-------------------------------------------------------------

ENTERTAINMENT-0.51%

Viacom, Inc.-Class B(a)           1,675,100        69,411,957
-------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-4.95%

Ambac Financial Group, Inc.       1,200,000        55,200,000
-------------------------------------------------------------
Fannie Mae                        3,963,000       226,138,688
-------------------------------------------------------------
Freddie Mac                       5,182,000       217,320,125
-------------------------------------------------------------
MBIA, Inc.                        1,032,600        68,990,587
-------------------------------------------------------------
Morgan Stanley, Dean Witter,
   Discover & Co.                 1,794,000       106,070,250
-------------------------------------------------------------
                                                  673,719,650
-------------------------------------------------------------

FOODS-0.19%

Interstate Bakeries Corp.           708,000        26,461,500
-------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-0.76%

Bristol-Myers Squibb Co.          1,100,000       104,087,500
-------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.92%

ICN Pharmaceuticals, Inc.         1,660,035        81,030,458
-------------------------------------------------------------
Watson Pharmaceuticals,
  Inc.(a)                         1,371,400        44,484,787
-------------------------------------------------------------
                                                  125,515,245
-------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.64%

Quorum Health Group,
  Inc.(a)                         2,700,000        70,537,500
-------------------------------------------------------------
Tenet Healthcare
  Corp.(a)(b)                       500,000        16,562,500
-------------------------------------------------------------
                                                   87,100,000
-------------------------------------------------------------

HEALTH CARE (LONG-TERM CARE)-0.57%

Genesis Health Ventures,
  Inc.(a)                         1,420,000        37,452,500
-------------------------------------------------------------
Health Care and Retirement
  Corp.(a)                        1,000,000        40,250,000
-------------------------------------------------------------
                                                   77,702,500
-------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-2.13%

MedPartners, Inc.(a)              9,100,000       203,612,500
-------------------------------------------------------------
PhyCor, Inc.(a)                   3,200,000        86,400,000
-------------------------------------------------------------
                                                  290,012,500
-------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.56%

Allegiance Corp.                    549,000        19,455,188
-------------------------------------------------------------
Baxter International Inc.         1,682,000        84,835,875
-------------------------------------------------------------
Becton, Dickinson & Co.             800,000        40,000,000
-------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-(CONTINUED)

Sybron International
  Corp.(a)                        1,445,000   $    67,824,687
-------------------------------------------------------------
                                                  212,115,750
-------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.26%

FPA Medical Management,
  Inc.(a)                           225,300         4,196,212
-------------------------------------------------------------
Omnicare, Inc.                    1,000,000        31,000,000
-------------------------------------------------------------
                                                   35,196,212
-------------------------------------------------------------

HOMEBUILDING-0.08%

Clayton Homes, Inc.                 600,000        10,800,000
-------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.45%

Colgate-Palmolive Co.               840,000        61,740,000
-------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.57%

Conseco, Inc.                     2,550,000       115,865,625
-------------------------------------------------------------
Equitable Companies, Inc.           400,000        19,900,000
-------------------------------------------------------------
Provident Companies, Inc.         2,000,000        77,250,000
-------------------------------------------------------------
                                                  213,015,625
-------------------------------------------------------------

INSURANCE (MULTI-LINE)-5.31%

Ace, Ltd.                         1,292,800       124,755,200
-------------------------------------------------------------
American International
  Group, Inc.(b)                  3,400,000       369,750,000
-------------------------------------------------------------
CIGNA Corp.                         198,600        34,370,212
-------------------------------------------------------------
Hartford Financial Services
  Group Inc. (The)                1,420,700       132,924,244
-------------------------------------------------------------
Travelers Group, Inc.             1,125,000        60,609,375
-------------------------------------------------------------
                                                  722,409,031
-------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-5.46%

Allstate Corp.                    5,305,000       482,091,875
-------------------------------------------------------------
Chubb Corp.                         300,000        22,687,500
-------------------------------------------------------------
Exel Ltd.                         2,000,000       126,750,000
-------------------------------------------------------------
Progressive Corp.                   600,000        71,925,000
-------------------------------------------------------------
Transatlantic Holdings,
  Inc.                              562,000        40,183,000
-------------------------------------------------------------
                                                  743,637,375
-------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-1.12%

Merrill Lynch & Co., Inc.         2,081,800       151,841,288
-------------------------------------------------------------

LODGING-HOTELS-2.09%

Carnival Corp.-Class A            2,986,100       165,355,288
-------------------------------------------------------------
Host Marriott Corp.(a)              700,000        13,737,500
-------------------------------------------------------------
Promus Hotel Corp.(a)             1,125,000        47,250,000
-------------------------------------------------------------
Royal Caribbean Cruises
  Ltd.                            1,094,000        58,323,875
-------------------------------------------------------------
                                                  284,666,663
-------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
MANUFACTURING (DIVERSIFIED)-0.62%

Eaton Corp.                         355,600   $    31,737,300
-------------------------------------------------------------
Hillenbrand Industries,
  Inc.                              400,000        20,475,000
-------------------------------------------------------------
Tyco International Ltd.
  (Bermuda)                         723,800        32,616,237
-------------------------------------------------------------
                                                   84,828,537
-------------------------------------------------------------

NATURAL GAS-1.05%

El Paso Natural Gas Co.           1,486,400        98,845,600
-------------------------------------------------------------
Williams Companies, Inc.
  (The)                           1,540,000        43,697,500
-------------------------------------------------------------
                                                  142,543,100
-------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.16%

Wallace Computer Services,
  Inc.                              575,300        22,364,789
-------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.79%

Baker Hughes, Inc.                  500,000        21,812,500
-------------------------------------------------------------
BJ Services Co.(a)                  600,000        43,162,500
-------------------------------------------------------------
Cooper Cameron Corp.(a)             400,000        24,400,000
-------------------------------------------------------------
Noble Drilling Corp.(a)             600,000        18,375,000
-------------------------------------------------------------
                                                  107,750,000
-------------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-0.58%

Tosco Corp.                       2,100,221        79,414,607
-------------------------------------------------------------

PHOTOGRAPHY/IMAGING-1.19%

Xerox Corp.                       2,200,000       162,387,500
-------------------------------------------------------------

PUBLISHING-0.04%

Meredith Corp.                      135,800         4,846,363
-------------------------------------------------------------

RAILROADS-0.26%

Kansas City Southern
  Industries, Inc.                1,111,100        35,277,425
-------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-0.30%

Cali Realty Corp.                 1,000,000        41,000,000
-------------------------------------------------------------

RESTAURANTS-0.33%

Cracker Barrel Old Country
  Store, Inc.                     1,143,900        38,177,662
-------------------------------------------------------------
Papa John's International,
  Inc.(a)                           192,400         6,709,950
-------------------------------------------------------------
                                                   44,887,612
-------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.61%

CompUSA, Inc.(a)                    800,000        24,800,000
-------------------------------------------------------------
Ingram Micro, Inc.-Class
  A(a)                            1,200,000        34,950,000
-------------------------------------------------------------
Tech Data Corp.(a)(b)               607,400        23,612,676
-------------------------------------------------------------
                                                   83,362,676
-------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
RETAIL (FOOD CHAINS)-0.87%

Kroger Co.(a)                     1,500,000   $    55,406,250
-------------------------------------------------------------
Safeway, Inc.(a)                  1,000,100        63,256,326
-------------------------------------------------------------
                                                  118,662,576
-------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.40%

Dayton-Hudson Corp.                 800,000        54,000,000
-------------------------------------------------------------

RETAIL (SPECIALTY)-0.47%

Corporate Express, Inc.(a)        5,000,000        64,375,000
-------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.95%

Charter One Financial, Inc.         420,000        26,512,500
-------------------------------------------------------------
Washington Mutual, Inc.           1,600,080       102,105,105
-------------------------------------------------------------
                                                  128,617,605
-------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-1.90%

Cendant Corp.(a)                    961,240        33,042,626
-------------------------------------------------------------
Service Corp. International       3,600,000       132,975,000
-------------------------------------------------------------
Stewart Enterprises,
  Inc.-Class A                    2,000,000        93,250,000
-------------------------------------------------------------
                                                  259,267,626
-------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.16%

National Data Corp.                 600,000        21,675,000
-------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.37%

AccuStaff, Inc.(a)                2,200,000        50,600,000
-------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.12%

Nextel Communications,
  Inc.(a)                           650,900        16,923,400
-------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-6.21%

AT&T Corp.(b)                     1,416,100        86,736,125
-------------------------------------------------------------
LCI International, Inc.(a)        1,273,400        39,157,050
-------------------------------------------------------------
MCI Communications Corp.          6,000,000       256,875,000
-------------------------------------------------------------
Sprint Corp.                        654,200        38,352,475
-------------------------------------------------------------
WorldCom, Inc.(a)                14,000,093       423,502,814
-------------------------------------------------------------
                                                  844,623,464
-------------------------------------------------------------

TOBACCO-1.66%

Philip Morris Companies,
  Inc.(b)                         5,000,000       226,562,500
-------------------------------------------------------------

WASTE MANAGEMENT-0.46%

USA Waste Services, Inc.(a)       1,600,000        62,800,000
-------------------------------------------------------------
    Total Domestic Common Stocks                9,006,394,604
-------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS-13.16%

BRAZIL-0.33%

Uniao de Bancos Brasileiros
  S.A.-GDR
  (Banks-Regional)(a)             1,400,000   $    45,062,500
-------------------------------------------------------------

CANADA-4.76%

Bank of Montreal
  (Banks-Money Center)            1,200,000        53,196,179
-------------------------------------------------------------
Canadian National Railway
  Co.-ADR (Railroads)               700,000        33,075,000
-------------------------------------------------------------
Philip Services Corp.-ADR
  (Waste Management)(a)           2,300,000        33,062,500
-------------------------------------------------------------
Royal Bank of Canada
  (Banks-Major Regional)         10,001,800       529,118,001
-------------------------------------------------------------
                                                  648,451,680
-------------------------------------------------------------

DENMARK-0.34%

Novo Nordisk A/S (Health
  Care-Drugs-Generic &
  Other)                            321,000        45,911,353
-------------------------------------------------------------

FINLAND-0.77%

Nokia Oyj A.B.-Class A-ADR
  (Communications
  Equipment)                      1,500,000       105,000,000
-------------------------------------------------------------

ITALY-1.45%

Credito Italiano S.p.A.
  (Banks-Major Regional)         30,000,000        92,798,191
-------------------------------------------------------------
Istituto Mobiliare Italiano
  S.p.A. (Banks-Major
  Regional)                       5,000,000        59,279,254
-------------------------------------------------------------
Telecom Italia S.p.A.
  (Telephone)                     7,079,638        45,287,272
-------------------------------------------------------------
                                                  197,364,717
-------------------------------------------------------------

NETHERLANDS-0.33%

Akzo Nobel N.V. (Chemicals-
  Diversified)                      259,000        44,655,833
-------------------------------------------------------------

PHILIPPINES-0.01%

Metro Pacific Corp.
  (Manufacturing-
  Diversified)                   28,646,870           792,210
-------------------------------------------------------------

PORTUGAL-0.08%

Portugal Telecom S.A.
  (Telephone)                       223,750        10,382,097
-------------------------------------------------------------

SPAIN-0.15%

Endesa S.A. (Electric
  Companies)                        445,300         7,906,377
-------------------------------------------------------------
Telefonica de Espana
  (Telephone)                       415,300        11,857,926
-------------------------------------------------------------
                                                   19,764,303
-------------------------------------------------------------

SWEDEN-1.62%

Nordbanken Holding A.B.
  (Banks-Major Regional)         16,438,800        92,961,136
-------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
SWEDEN-(CONTINUED)

Sparbanken Sverige
  A.B.-Class A (Banks-Major
  Regional)                       4,980,850   $   113,231,077
-------------------------------------------------------------
Telefonaktiebolaget LM
  Ericsson-ADR
  (Communications
  Equipment)                        400,000        14,925,000
-------------------------------------------------------------
                                                  221,117,213
-------------------------------------------------------------

SWITZERLAND-0.71%

Novartis A.G. (Health Care-
  Diversified)                       60,000        97,297,297
-------------------------------------------------------------

UNITED KINGDOM-2.61%

Danka Business Systems
  PLC-ADR (Office Equipment
  & Supplies)                     1,207,500        19,244,531
-------------------------------------------------------------
Ladbroke Group PLC (Leisure
  Time-Products)                  6,750,000        29,266,677
-------------------------------------------------------------
Railtrack Group PLC
  (Shipping)                      3,857,100        61,256,628
-------------------------------------------------------------
SmithKline Beecham PLC-ADR
  (Health Care-Drugs-Major
  Pharmaceuticals)(b)             4,667,200       240,069,100
-------------------------------------------------------------
Standard Chartered PLC
  (Banks-Major Regional)            460,100         4,911,694
-------------------------------------------------------------
                                                  354,748,630
-------------------------------------------------------------
    Total Foreign Stocks & Other Equity
       Interests                                1,790,547,833
-------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS-0.48%

HEALTH CARE (MANAGED CARE)-0.15%

Medpartners Inc.-$1.44
  Conv. Pfd.                        903,000        19,866,000
-------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.12%

Conseco Inc.-$4.278 Conv.
  PRIDES                            105,000        16,380,000
-------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.21%

WorldCom, Inc.-$2.68 Conv.
  Pfd.                              283,100        29,725,500
-------------------------------------------------------------
    Total Convertible Preferred Stocks             65,971,500
-------------------------------------------------------------


                                PRINCIPAL
                                  AMOUNT
TIME DEPOSIT-0.62%

Deutsche Bank Securities
  Corp.
  6.75%, 01/02/98              $ 85,000,000       85,000,000
------------------------------------------------------------
Total Investments (excluding
  Repurchase Agreements)                      10,947,913,937
------------------------------------------------------------

REPURCHASE AGREEMENTS(c)-20.79%

Barclays De Zoete Wedd,
  6.60%(d), 01/02/98             70,469,028       70,469,028
------------------------------------------------------------
CBIC Wood Gundy Securities
  Corp.,
  6.75%(e), 01/02/98            400,000,000      400,000,000
------------------------------------------------------------

                               PRINCIPAL          MARKET
                                 AMOUNT            VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Dresdner Bank AG,
  5.25%(f), 01/02/98         $  100,000,000   $   100,000,000
-------------------------------------------------------------
Goldman Sachs & Co.,
  5.25%(g), 01/02/98            300,000,000       300,000,000
-------------------------------------------------------------
  6.53%(h), 01/02/98            396,659,217       396,659,217
-------------------------------------------------------------
  6.80%(i), 01/02/98            312,824,281       312,824,281
-------------------------------------------------------------
Merrill Lynch & Co. Inc.,
  5.50%(j)                      200,000,000       200,000,000
-------------------------------------------------------------
SBC Capital Markets, Inc.,
  4.25%(k), 01/02/98            150,000,000       150,000,000
-------------------------------------------------------------

                               PRINCIPAL          MARKET
                                 AMOUNT            VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

  5.15%(l), 01/02/98         $  400,000,000   $   400,000,000
-------------------------------------------------------------
  6.75%(m), 01/02/98            500,000,000       500,000,000
-------------------------------------------------------------
    Total Repurchase Agreements                 2,829,952,526
-------------------------------------------------------------
TOTAL INVESTMENTS-101.23%                      13,777,866,463
-------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(1.23%)           (167,917,952)
-------------------------------------------------------------
NET ASSETS-100.00%                            $13,609,948,511
=============================================================

Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Deb.    - Debentures
GDR     - Global Depositary Receipt
Pfd.    - Preferred
PRIDES  - Preferred Redemption Increase Dividend Equity Security
Sub.    - Subordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of these securities are subject to call options written. See Note
    8.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 12/31/97 with a maturing value of $300,110,000. Collateralized by $299,790,000 U.S. Government obligations, 0% to 7.025% due 01/15/98 to 11/13/07 with an aggregate market value at 12/31/97 of $306,000,850.
(e) Repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $399,965,000 U.S. Government obligations, 0% to 11.25% due 06/01/98 to 02/15/15 with an aggregate market value at 12/31/97 of $408,000,501.
(f) Repurchase agreement entered into 12/31/97 with a maturing value of $100,029,167. Collateralized by $101,670,000 U.S. Government obligations, 0% to 6.25% due 05/07/98 to 08/31/02 with an aggregate market value at 12/31/97 of $102,000,802.
(g) Repurchase agreement entered into 12/31/97 with a maturing value of $300,087,500. Collateralized by $293,402,000 U.S. Government obligations, 5.625% to 6.50% due 08/15/99 to 10/15/06 with an aggregate market value at 12/31/97 of $306,301,187.
(h) Joint repurchase agreement entered into 12/31/97 with a maturing value of $900,326,500. Collateralized by $856,643,000 U.S. Government obligations, 0% to 14% due 01/08/98 to 08/15/23 with an aggregate market value at 12/31/97 of $918,902,583.
(i) Joint repurchase agreement entered into 12/31/97 with a maturing value of $800,302,222. Collateralized by $1,489,204,572 U.S. Government obligations, 5.107% to 9.136% due 08/01/02 to 05/01/35 with an aggregate market value at 12/31/97 of $816,000,078.
(j) Open repurchase agreement entered into 12/31/97. Collateralized by $469,973,264 U.S. Government obligations, 0% to 16.50% due 05/01/98 to
    08/01/31 with an aggregate market value at 12/31/97 of $204,001,008.
(k) Joint repurchase agreement entered into 12/31/97 with a maturing value of $500,118,056. Collateralized by $503,848,000 U.S. Government obligations, 3.375% to 6.50% due 05/31/98 to 01/15/07 with an aggregate market value at 12/31/97 of $510,059,173.
(l) Repurchase agreement entered into 12/31/97 with a maturing value of $400,114,444. Collateralized by $337,547,000 U.S. Government obligations, 0% to 12% due 08/31/98 to 08/15/25 with an aggregate market value at 12/31/97 of $408,282,570.
(m) Repurchase agreement entered into 12/31/97 with a maturing value of $500,187,500. Collateralized by $511,195,000 U.S. Government obligations, 6.50% to 7% due 12/01/12 to 10/01/27 with an aggregate market value at 12/31/97 of $512,386,030.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

ASSETS:

Investments (excluding repurchase
  agreements), at market value (cost
  $8,628,039,403)                          $10,947,913,937
----------------------------------------------------------
Repurchase agreements (cost
  2,829,952,526)                             2,829,952,526
----------------------------------------------------------
Foreign currencies, at value (cost
  $7,797,037)                                    7,683,993
----------------------------------------------------------
Receivables for:
  Investments sold                              59,096,899
----------------------------------------------------------
  Fund shares sold                              41,392,487
----------------------------------------------------------
  Dividends and interest                        12,832,137
----------------------------------------------------------
Investment for deferred compensation plan           93,487
----------------------------------------------------------
Other assets                                       144,622
----------------------------------------------------------
    Total assets                            13,899,110,088
----------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        233,364,138
----------------------------------------------------------
  Fund shares reacquired                        18,366,529
----------------------------------------------------------
  Options written                               14,124,863
----------------------------------------------------------
  Deferred compensation plan                        93,487
----------------------------------------------------------
Accrued advisory fees                            6,940,004
----------------------------------------------------------
Accrued administrative service fees                 17,368
----------------------------------------------------------
Accrued distribution fees                       12,229,970
----------------------------------------------------------
Accrued transfer agent fees                      2,386,762
----------------------------------------------------------
Accrued trustees' fees                              14,896
----------------------------------------------------------
Accrued operating expenses                       1,623,560
----------------------------------------------------------
    Total liabilities                          289,161,577
----------------------------------------------------------
Net assets applicable to shares
  outstanding                              $13,609,948,511
==========================================================

NET ASSETS:

Class A                                    $ 6,745,252,900
==========================================================
Class B                                    $ 6,831,795,749
==========================================================
Class C                                    $    32,899,862
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        208,074,043
==========================================================
Class B                                        214,229,189
==========================================================
Class C                                          1,031,375
==========================================================
Class A:
  Net asset value and redemption price
    per share                              $         32.42
==========================================================
  Offering price per share:
    (Net asset value of $32.42 divided
     by 94.50%)                            $         34.31
==========================================================
Class B:
  Net asset value and offering price per
    share                                  $         31.89
==========================================================
Class C:
  Net asset value and offering price per
    share                                  $         31.90
==========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:

Dividends (net of $5,373,214 foreign
  withholding tax)                          $  147,003,956
----------------------------------------------------------
Interest                                        46,029,269
----------------------------------------------------------
    Total investment income                    193,033,225
----------------------------------------------------------

EXPENSES:

Advisory fees                                   75,312,449
----------------------------------------------------------
Custodian fees                                   1,562,667
----------------------------------------------------------
Distribution fees -- Class A                    15,098,832
----------------------------------------------------------
Distribution fees -- Class B                    59,621,333
----------------------------------------------------------
Distribution fees -- Class C                        63,254
----------------------------------------------------------
Administrative service fees                        225,784
----------------------------------------------------------
Trustees' fees                                      77,336
----------------------------------------------------------
Transfer agent fees -- Class A                   8,289,133
----------------------------------------------------------
Transfer agent fees -- Class B                  11,799,719
----------------------------------------------------------
Transfer agent fees -- Class C                      15,522
----------------------------------------------------------
Other                                            3,414,777
----------------------------------------------------------
    Total expenses                             175,480,806
----------------------------------------------------------
Less: Fees waived by advisor                    (2,501,999)
----------------------------------------------------------
    Expenses paid indirectly                      (260,298)
----------------------------------------------------------
    Net expenses                               172,718,509
----------------------------------------------------------
Net investment income                           20,314,716
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                      1,420,125,127
----------------------------------------------------------
  Foreign currencies                            (2,453,966)
----------------------------------------------------------
  Option contracts                              32,600,560
----------------------------------------------------------
                                             1,450,271,721
----------------------------------------------------------
Net unrealized appreciation of:
  Investment securities                        951,396,114
----------------------------------------------------------
  Foreign currencies                               718,971
----------------------------------------------------------
  Option contracts                               9,872,222
----------------------------------------------------------
                                               961,987,307
----------------------------------------------------------
Net gain from investment securities,
  foreign currencies and option contracts    2,412,259,028
----------------------------------------------------------
Net increase in net assets resulting from
  operations                                $2,432,573,744
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                   1997                 1996
                                                              ---------------      --------------
OPERATIONS:

  Net investment income                                       $    20,314,716      $  103,535,521
-------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                    1,450,271,721         379,159,846
-------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                               961,987,307         687,919,898
-------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        2,432,573,744       1,170,615,265
-------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                          (7,048,371)        (68,036,562)
-------------------------------------------------------------------------------------------------
  Class B                                                                  --         (33,169,539)
-------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                        (677,329,447)       (182,879,810)
-------------------------------------------------------------------------------------------------
  Class B                                                        (697,438,107)       (175,428,877)
-------------------------------------------------------------------------------------------------
  Class C                                                          (2,766,027)                 --
-------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       1,076,707,236       1,320,636,081
-------------------------------------------------------------------------------------------------
  Class B                                                       1,473,648,468       1,674,774,506
-------------------------------------------------------------------------------------------------
  Class C                                                          35,606,705                  --
-------------------------------------------------------------------------------------------------
    Net increase in net assets                                  3,633,954,201       3,706,511,064
-------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           9,975,994,310       6,269,483,246
-------------------------------------------------------------------------------------------------
  End of period                                               $13,609,948,511      $9,975,994,310
=================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $11,116,186,261      $8,530,223,852
-------------------------------------------------------------------------------------------------
  Undistributed net investment income                              17,752,405           6,940,026
-------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign
    currencies, futures and option contracts                      151,380,707          76,188,601
-------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                             2,324,629,138       1,362,641,831
-------------------------------------------------------------------------------------------------
                                                              $13,609,948,511      $9,975,994,310
=================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: the Class A shares, the Class B shares and the Class C shares. The new Class C shares commenced sales on August 4, 1997. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1997, $2,453,966 was reclassified from undistributed net investment income to undistributed net realized gains as a result of differing book/tax treatment of foreign currency transactions in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net
    assets of the Fund were unaffected as a result of this reclassification.
E. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contract may not correlate with changes in the value of the Fund's portfolio being hedged.
F. Covered Call Options -- The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
G. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
H. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM is currently voluntarily waiving a portion of its advisory fees payable by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. The waiver of fees is entirely voluntary and the Board of Trustees would be advised of any decision by AIM to discontinue the waiver. During the year ended December 31, 1997, AIM voluntarily waived advisory fees in the amount of $2,501,999.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $225,784 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the year ended December 31, 1997, AFS was paid $11,353,884 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee by the Class B or Class C shares under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended December 31, 1997, for the Class A shares and Class B shares and the period August 4, 1997 (date sales commenced) through December 31, 1997, for the Class C shares, the Class A, Class B and Class C shares, paid AIM Distributors $15,098,832, $59,621,333 and $63,254, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $4,660,735 from sales of the Class A shares of the Fund during the year ended December 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1997, AIM Distributors received $1,752,662 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1997, the Fund paid legal fees of $22,577 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced Fund expenses by $45,555 during the year ended December 31, 1997. Also during the year ended December 31, 1997 the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $133,849 and $80,894, respectively, under expense offset arrangements. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $260,298 during the year ended December 31, 1997.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. During the year ended December 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% of the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $14,975,071,788 and $15,170,340,041, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 was as follows:

Aggregate unrealized appreciation of
  investment securities                     $2,583,202,659
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (299,435,866)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $2,283,766,793
==========================================================

Cost of investments for tax purposes is $8,664,147,144

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                                                          1997                            1996
                                                              -----------------------------   ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------   ---------------   -----------   --------------
Sold:
 Class A                                                       56,549,515   $ 1,862,338,902    83,369,308   $2,309,759,146
------------------------------------------------------------  -----------   ---------------   -----------   --------------
 Class B                                                       44,494,521     1,452,059,926    73,576,913    2,011,544,498
------------------------------------------------------------  -----------   ---------------   -----------   --------------
 Class C*                                                         982,300        34,164,971            --               --
------------------------------------------------------------  -----------   ---------------   -----------   --------------
Issued as reinvestment of dividends:
 Class A                                                       20,397,239       655,150,256     8,503,122      239,780,446
------------------------------------------------------------  -----------   ---------------   -----------   --------------
 Class B                                                       20,756,501       656,098,487     7,058,251      197,560,616
------------------------------------------------------------  -----------   ---------------   -----------   --------------
 Class C*                                                          82,603         2,611,962            --               --
------------------------------------------------------------  -----------   ---------------   -----------   --------------
Reacquired:
 Class A                                                      (43,852,562)   (1,440,781,922)  (44,030,263)  (1,228,903,511)
------------------------------------------------------------  -----------   ---------------   -----------   --------------
 Class B                                                      (19,618,229)     (634,509,945)  (19,368,345)    (534,330,608)
------------------------------------------------------------  -----------   ---------------   -----------   --------------
 Class C*                                                         (33,528)       (1,170,228)           --               --
------------------------------------------------------------  -----------   ---------------   -----------   --------------
* Class C shares commenced sales on August 4, 1997.            79,758,360   $ 2,585,962,409   109,108,986   $2,995,410,587
============================================================  ===========   ===============   ===========   ==============

NOTE 8-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended December 31, 1997 are summarized as follows:

                                                                  OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of period                                            100,123     $ 31,917,627
------------------------------------------------------       ---------     ------------
Written                                                        174,516       72,203,112
------------------------------------------------------       ---------     ------------
Closed                                                         (41,450)     (18,916,369)
------------------------------------------------------       ---------     ------------
Exercised                                                     (126,094)     (39,884,228)
------------------------------------------------------       ---------     ------------
Expired                                                        (63,194)     (26,236,892)
------------------------------------------------------       ---------     ------------
End of period                                                   43,901     $ 19,083,250
======================================================       =========     ============

Open call option contracts written at December 31, 1997 were as follows:

                                                                        NUMBER                     DECEMBER 31,      UNREALIZED
                                                 CONTRACT    STRIKE       OF          PREMIUM          1997         APPRECIATION
                     ISSUE                        MONTH      PRICE     CONTRACTS     RECEIVED      MARKET VALUE    (DEPRECIATION)
                     -----                       --------    ------    ---------    -----------    ------------    --------------
AT&T Corp.                                        Apr.         60        4,000      $ 2,397,960    $ 2,075,000      $   322,960
AT&T Corp.                                        Apr.         65        1,075          413,324        335,938           77,386
American International Group, Inc.                Feb.        100        5,000        3,229,892      5,250,000       (2,020,108)
BankAmerica Corp.                                 Apr.         80        2,850        1,603,546        855,000          748,546
Citicorp                                          Apr.        135        5,000        5,116,728      3,375,000        1,741,728
Philip Morris Companies, Inc.                     Jan.         45        5,000          797,473        546,875          250,598
Quantum Corp.                                     Feb.       27.5        9,000        2,897,903        337,500        2,560,403
SmithKline Beecham PLC                            Jan.         50        4,000        1,212,959        887,500          325,459
Tech Data Corp.                                   Jan.         45        2,976          617,251         55,800          561,451
Tenet Healthcare Corp.                            Feb.         35        5,000          796,214        406,250          389,964
-------------------------------------------------------------------------------------------------------------------------------
                                                                        43,901      $19,083,250    $14,124,863      $ 4,958,387
===============================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Class A outstanding during each of the years in the five-year period ended December 31, 1997, for a share of Class B outstanding during each of the years in the four-year period ended December 31, 1997 and the period October 18, 1993 (date sales commenced) through December 31, 1993, and for a share of Class C outstanding during the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                          1997              1996            1995            1994          1993
                                                      ------------      ------------    ------------    ------------    ---------
Net asset value, beginning of period                  $      29.15      $      26.81    $      21.14    $      20.82    $   18.24
--------------------------------------------------    ------------      ------------    ------------    ------------    ---------
Income from investment operations:
 Net investment income                                        0.17              0.43(a)         0.14            0.16         0.04
--------------------------------------------------    ------------      ------------    ------------    ------------    ---------
 Net gains on securities (both realized and
   unrealized)                                                6.78              3.42            7.21            0.52         3.34
--------------------------------------------------    ------------      ------------    ------------    ------------    ---------
   Total from investment operations                           6.95              3.85            7.35            0.68         3.38
--------------------------------------------------    ------------      ------------    ------------    ------------    ---------
Less distributions:
 Dividends from net investment income                        (0.04)            (0.41)          (0.09)          (0.16)       (0.03)
--------------------------------------------------    ------------      ------------    ------------    ------------    ---------
 Distributions from net realized gains                       (3.64)            (1.10)          (1.59)          (0.20)       (0.77)
--------------------------------------------------    ------------      ------------    ------------    ------------    ---------
   Total distributions                                       (3.68)            (1.51)          (1.68)          (0.36)       (0.80)
--------------------------------------------------    ------------      ------------    ------------    ------------    ---------
Net asset value, end of period                        $      32.42      $      29.15    $      26.81    $      21.14    $   20.82
==================================================    ============      ============    ============    ============    =========
Total return(b)                                              23.95%            14.52%          34.85%           3.28%       18.71%
==================================================    ============      ============    ============    ============    =========
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $  6,745,253        $5,100,061    $  3,408,952    $  1,358,725     $765,305
==================================================    ============      ============    ============    ============    =========
Ratio of expenses to average net assets(c)                    1.04%(d)(e)         1.11%         1.12%           0.98%        1.09%
==================================================    ============      ============    ============    ============    =========
Ratio of net investment income to average net
 assets(f)                                                    0.57%(d)          1.65%           0.74%           0.92%        0.30%
==================================================    ============      ============    ============    ============    =========
Portfolio turnover rate                                        137%              126%            151%            127%         177%
==================================================    ============      ============    ============    ============    =========
Average brokerage commission rate paid(g)             $     0.0481      $     0.0436             N/A             N/A          N/A
==================================================    ============      ============    ============    ============    =========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges.
(c) After fee waivers. Ratios of expenses to average net assets prior to fee waivers were 1.06%, 1.13% and 1.13%, for 1997-1995, respectively.
(d) Ratios are based on average net assets of $6,039,532,925.
(e) Includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(f) After fee waivers. Ratios of net investment income to average net assets prior to fee waivers were 0.55%, 1.63% and 0.73%, for 1997-1995, respectively.
(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                        CLASS B                                  CLASS C
                                       --------------------------------------------------------------------     ----------
                                          1997              1996            1995         1994        1993          1997
                                       ----------       ------------    ------------   ---------   --------     ----------
Net asset value, beginning of period   $    28.92       $      26.65    $      21.13   $   20.82   $  21.80     $    35.60
-------------------------------------- ----------       ------------    ------------   ---------   --------     ----------
Income from investment operations:
 Net investment income (loss)               (0.07)              0.20(a)        (0.01)         --       0.02          (0.01)
-------------------------------------- ----------       ------------    ------------   ---------   --------     ----------
 Net gains (losses) on securities
   (both realized and unrealized)            6.68               3.38            7.12        0.51      (0.21)         (0.05)
-------------------------------------- ----------       ------------    ------------   ---------   --------     ----------
     Total from investment operations        6.61               3.58            7.11        0.51      (0.19)         (0.06)
-------------------------------------- ----------       ------------    ------------   ---------   --------     ----------
Less distributions:
 Dividends from net investment income          --              (0.21)             --          --      (0.02)            --
-------------------------------------- ----------       ------------    ------------   ---------   --------     ----------
 Distributions from net realized gains      (3.64)             (1.10)          (1.59)      (0.20)     (0.77)         (3.64)
-------------------------------------- ----------       ------------    ------------   ---------   --------     ----------
     Total distributions                    (3.64)             (1.31)          (1.59)      (0.20)     (0.79)         (3.64)
-------------------------------------- ----------       ------------    ------------   ---------   --------     ----------
Net asset value, end of period         $    31.89       $      28.92    $      26.65   $   21.13   $  20.82     $    31.90
====================================== ==========       ============    ============   =========   ========     ==========
Total return(b)                             22.96%             13.57%          33.73%       2.46%     (0.74)%        (0.08)%
====================================== ==========       ============    ============   =========   ========     ==========
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                              $6,831,796       $  4,875,933    $  2,860,531   $ 680,119   $ 63,215     $   32,900
====================================== ==========       ============    ============   =========   ========     ==========
Ratio of expenses to average net
 assets(c)                                   1.85%(d)(e)        1.94%           1.94%       1.90%      1.85%(f)       1.84%(d)(e)(f)
====================================== ==========       ============    ============   =========   ========     ==========
Ratio of net investment income (loss)
 to average net assets(c)                   (0.24)%(d)          0.82%          (0.08)%      0.00%     (0.46)%(f)      (0.23)%(d)(f)
====================================== ==========       ============    ============   =========   ========     ==========
Portfolio turnover rate                       137%               126%            151%        127%       177%           137%
====================================== ==========       ============    ============   =========   ========     ==========
Average brokerage commission rate
 paid(g)                               $   0.0481       $     0.0436             N/A         N/A        N/A     $   0.0481
====================================== ==========       ============    ============   =========   ========     ==========

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and are not annualized for periods less than one year .
(c) After fee waivers. Ratios of expenses to average net assets prior to fee waivers were 1.87%, 1.96% and 1.96% for 1997-1995, respectively for Class B and 1.86% for 1997 for Class C. Ratios of net investment income (loss) to average net assets prior to fee waivers were (0.26)%, 0.81% and (0.09)% for 1997-1995, respectively for Class B and (0.25)% for 1997 for Class C.
(d) Ratios are based on average net assets of $5,962,133,311 for Class B and $15,391,746 for Class C, respectively.
(e) Includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same for Class B and would have been 1.83% for Class C.
(f) Annualized.
(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.